As filed with the Securities and Exchange			Registration No. 033-57244
Commission on April 7, 2009			Registration No. 811-04208

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			[X]
Pre-Effective Amendment No.			[ ]
Post-Effective Amendment No. 26			[X]

AMENDMENT TO REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940			[X]
(Check appropriate box or boxes.)

Select*Life Variable Account
(Exact Name of Registrant)

ReliaStar Life Insurance Company
(Name of Depositor)

20 Washington Avenue So.
Minneapolis, MN 55401
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(612) 372-5507
(Depositor’s Telephone Number, including Area Code)

J. Neil McMurdie, Counsel
ING Americas (U.S. Legal Services)
One Orange Way, Windsor, Connecticut 06095-4774
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on May 1, 2009, pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on	, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

PART A

INFORMATION REQUIRED IN A PROSPECTUS

SELECT*LIFE II

A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
issued by
ReliaStar Life Insurance Company
and its
Select*Life Variable Account

Supplement Dated May 1, 2009, to the Prospectus Dated May 1, 2009

This supplement updates certain information contained in your prospectus dated May 1, 2009. Please read it carefully and keep it with your prospectus for future reference.
__________________________________________________________________________

IMPORTANT INFORMATION REGARDING
FUND NAME CHANGES

Effective May 1, 2009, certain of the funds available through the Select*Life Variable Account will change their names as follows:

Former Fund Name	Current Fund Name

ING Columbia Small Cap Value II Portfolio	ING Columbia Small Cap Value Portfolio

ING Global Real Estate Portfolio	ING Clarion Global Real Estate Portfolio

ING Julius Baer Foreign Portfolio	ING Artio Foreign Portfolio

ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio	ING U.S. Bond Index Portfolio

ING Legg Mason Value Portfolio	ING Growth and Income Portfolio II

ING Opportunistic LargeCap Value Portfolio [1]	ING Opportunistic LargeCap Portfolio

ING PIMCO Core Bond Portfolio	ING PIMCO Total Return Bond Portfolio

ING Van Kampen Real Estate Portfolio [1]	ING Clarion Real Estate Portfolio

ING VP Balanced Portfolio	ING Balanced Portfolio

ING VP Growth and Income Portfolio	ING Growth and Income Portfolio

ING VP Index Plus International Equity Portfolio	ING Index Plus International Equity Portfolio

ING VP Index Plus LargeCap Portfolio	ING Index Plus LargeCap Portfolio

ING VP Index Plus MidCap Portfolio	ING Index Plus MidCap Portfolio

ING VP Index Plus SmallCap Portfolio	ING Index Plus SmallCap Portfolio

ING VP Intermediate Bond Portfolio	ING Intermediate Bond Portfolio

ING VP International Value Portfolio [1]	ING International Value Portfolio

ING VP MidCap Opportunities Portfolio [1]	ING MidCap Opportunities Portfolio

ING VP SmallCap Opportunities Portfolio	ING SmallCap Opportunities Portfolio

ING VP Strategic Allocation Conservative Portfolio [1]	ING Strategic Allocation Conservative Portfolio

ING VP Strategic Allocation Growth Portfolio [1]	ING Strategic Allocation Growth Portfolio

ING VP Strategic Allocation Moderate Portfolio [1]	ING Strategic Allocation Moderate Portfolio

1	On April 28, 2006, the subaccount that invested in this fund was closed to new investors and to new investments by existing investors.

Page 1 of 3	May 2009

NOTICE OF UPCOMING FUND MERGERS

Effective July 20, 2009 (the “Merger Effective Date”), the following Disappearing Funds will merge into and become part of the following Surviving Funds as follows:

Disappearing Funds	Surviving Funds

ING American Century Large Company Value Portfolio [2]	ING T. Rowe Price Equity Income Portfolio

ING JPMorgan Value Opportunities Portfolio	ING RussellTM Large Cap Value Index Portfolio

ING Neuberger Berman Partners Portfolio	ING RussellTM Large Cap Index Portfolio

ING Oppenheimer Main Street® Portfolio	ING RussellTM Large Cap Index Portfolio

ING Van Kampen Capital Growth Portfolio	ING RussellTM Large Cap Growth Index Portfolio

Effective August 10, 2009 (the “Merger Effective Date”), the following Disappearing Funds will merge into and become part of the following Surviving Funds:

Disappearing Funds	Surviving Funds

ING AllianceBernstein Mid Cap Growth Portfolio	ING RussellTM Mid Cap Growth Index Portfolio

ING Growth and Income Portfolio II	ING Growth and Income Portfolio

ING Index Plus International Equity Portfolio	ING International Index Portfolio

IMPORTANT INFORMATION REGARDING THE UPCOMING FUND MERGERS

  Prior to the Merger Effective Date, you may transfer amounts allocated to a subaccount that invests in a Disappearing Fund to any other available subaccount or to the fixed account. See the “Transfers” section on page 47 of your policy prospectus for information about making subaccount transfers, including applicable restrictions and limits on transfers.
  On the Merger Effective Date, your investment in a subaccount that invests in a Disappearing Fund will automatically become an investment in the subaccount that invests in the corresponding Surviving Fund with an equal total net asset value. Unless you provide us with alternative allocation instructions, all future premiums received that would have been allocated to a subaccount corresponding to a Disappearing Fund will be automatically allocated to the subaccount corresponding to the applicable Surviving Fund. You may give us alternative allocation instructions by contacting our ING Customer Service Center at P.O. Box 5011, Minot, ND 58702-5011, 1-877-886-5050 or www.ingservicecenter.com. See the “Transfers” section on page 47 of your policy prospectus for information about making fund allocation changes.
  After the Merger Effective Date, the subaccounts that invest in the Disappearing Funds will no longer be available through your policy.
  You will not incur any fees or charges or any tax liability because of the mergers, and your Account Value immediately before the mergers will equal your Account Value immediately after the mergers.
  There will be no further disclosure regarding the Disappearing Funds in future supplements to or prospectuses of the policy.
  See “Appendix B” of your policy prospectus for information about the investment advisers/subadvisers and investment objectives of the Disappearing Funds and the Surviving Funds.
2	On April 28, 2006, the subaccount that invested in this fund was closed to new investors and to new investments by existing investors.

Page 2 of 3	May 2009

MORE INFORMATION IS AVAILABLE

More information about the Surviving Funds, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for that Surviving Fund. You may obtain these documents by contacting us at our:

ING Customer Service Center P.O. Box 5011 Minot, ND 58702-5011 1-877-886-5050

Page 3 of 3	May 2009

SELECT*LIFE II A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY issued by ReliaStar Life Insurance Company and its Select*Life Variable Account

The Policy	Fund Managers
· Is no longer offered for new sales.	Funds managed by the following investment
· Is issued by ReliaStar Life Insurance Company.	managers are available through the policy:
· Is returnable by you during the free look period if you are not	· Alliance Bernstein, L.P.
satisfied.	· Artio Global Management LLC
Premium Payments	· BAMCO, Inc.
· Are flexible, so the premium amount and frequency may vary.	· BlackRock Advisors, LLC
· Are allocated to the variable account and the fixed account, based on	· BlackRock Investment Management, LLC
your instructions.	· Capital Research and Management
· Are subject to specified fees and charges.	Company
The Policy Value	· Columbia Management Advisors, LLC
· Is the sum of your holdings in the fixed account, the variable account	· Directed Services LLC
and the loan account.	· Evergreen Investment Management
· Has no guaranteed minimum value under the variable account. The	Company, LLC
value varies with the value of the subaccounts you select.	· Fidelity Management & Research
· Has a minimum guaranteed rate of return for amounts in the fixed	Company
account.	· Ibbotson Associates
· Is subject to specified fees and charges, including possible surrender	· ING Clarion Real Estate Securities L.P.
charges.	· ING Investment Management Advisors,
Death Benefit Proceeds	B.V.
· Are paid if your policy is in force when the insured person dies.	· ING Investment Management Co.
· Are calculated under your choice of options:	· J.P. Morgan Investment Management Inc.
> Option 1 – the base death benefit is the greater of the amount of	· Lehman Brothers Asset Management LLC
insurance coverage you have selected or your policy value	· Marsico Capital Management, LLC
multiplied by the appropriate factor described in Appendix A; or	· Massachusetts Financial Services
> Option 2 – the base death benefit is the greater of the amount of	Company
insurance coverage you have selected plus the policy value or your	· Neuberger Berman, LLC
policy value multiplied by the appropriate factor described in	· Neuberger Berman Management Inc.
Appendix A.	· OppenheimerFunds, Inc.
· Are equal to the base death benefit plus any rider benefits minus any	· Pacific Investment Management
outstanding policy loans and accrued loan interest and unpaid fees and	Company LLC
charges.	· Pioneer Investment Management, Inc.
· Are generally not subject to federal income tax if your policy	· T. Rowe Price Associates, Inc.
continues to meet the federal income tax definition of life insurance.	· UBS Global Asset Management
Sales Compensation	(Americas) Inc.
· We pay compensation to broker/dealers whose registered	· Van Kampen
representatives sell the policy. See Distribution of the Policy, page	· Wells Capital Management, Inc.
72, for further information about the amount of compensation we may pay.

This prospectus describes what you should know before purchasing the Select*Life II variable universal life insurance policy. Please read it carefully and keep it for future reference.

Neither the Securities and Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The policy described in this prospectus is not a deposit with, obligation of or guaranteed or endorsed by any bank, nor is it insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

The date of this prospectus is May 1, 2009.

TABLE OF CONTENTS

	Page		Page
POLICY SUMMARY	3	Special Features and Benefits	45
The Policy's Features and Benefits	3	Termination of Coverage	55
Factors You Should Consider Before Purchasing a		TAX CONSIDERATIONS	57
Policy	6	Tax Status of the Company	57
Fees and Charges	8	Tax Status of the Policy	58
THE COMPANY, THE VARIABLE ACCOUNT		Diversification and Investor Control Requirements	58
AND THE FIXED ACCOUNT	14	Tax Treatment of Policy Death Benefits	59
ReliaStar Life Insurance Company	14	Distributions Other than Death Benefits	59
The Investment Options	16	Other Tax Matters	61
DETAILED INFORMATION ABOUT THE		ADDITIONAL INFORMATION	65
POLICY	20	General Policy Provisions	65
Important Information Regarding Changes in State		Distribution of the Policy	72
Insurance Laws and Federal Income Tax Rules	21	Legal Proceedings	75
Purchasing a Policy	21	Financial Statements	76
Fees and Charges	24	APPENDIX A	A-1
Death Benefits	32	APPENDIX B	B-1
Additional Insurance Benefits	37	APPENDIX C	C-1
Policy Value	42	MORE INFORMATION IS AVAILABLE	Back Cover

TERMS TO UNDERSTAND

The following is a list of some of the key defined terms and the page number on which each is defined:

	Page Where		Page Where
Term	Defined	Term	Defined
Age	22	Policy Value	42
Fixed Account	4	Preferred Loans	45
Fixed Account Value	42	Segment or Coverage Segment	32
Loan Account	44	Surrender Value	55
Loan Account Value	44	Valuation Date	43
Monthly Processing Date	27	Variable Account	4
Net Premium	3	Variable Account Value	43
Policy Date	22

“ReliaStar,” “we,” “us,” “our” and the “company” refer to ReliaStar Life Insurance Company. “You” and “your” refer to the policy owner. The policy owner is the individual, entity, partnership, representative or party who may exercise all rights over the policy and receive the policy benefits during the insured person's lifetime.

State Variations – State variations are covered in a special policy form used in that state. This prospectus provides a general description of the policy. Your actual policy and any riders are the controlling documents. If you would like to review a copy of the policy and riders, contact our Customer Service Center or your agent/registered representative.

You may contact us about the policy at our:	ING Customer Service Center
P.O. Box 5011
Minot, North Dakota 58702-5011
1-877-886-5050
www.ingservicecenter.com

Select*Life II
 2

POLICY SUMMARY

This summary highlights the features and benefits of the policy, the risks that you should consider before purchasing a policy and the fees and charges associated with the policy and its benefits. More detailed information is included in the other sections of this prospectus that should be read carefully before you purchase the policy.

The Policy's Features and Benefits

Premium	· You choose when to pay and how much to pay, but you cannot pay additional
Payments	premiums after age 95 and we may refuse to accept any premium less than $25.00.
· You will need to pay sufficient premiums to keep the policy in force. Failure to pay sufficient premiums may cause your policy to lapse without value.
Payments, See Premium page 22.	· We may refuse any premium that would disqualify your policy as life insurance under
Section 7702 of the Internal Revenue Code or that would cause your policy to become a modified endowment contract.
· We deduct a premium expense charge from each premium payment and credit the remaining premium (the “net premium”) to the variable account or the fixed account according to your instructions.

Free Look Period	· During the free look period, you have the right to examine your policy and return it for a refund if you are not satisfied for any reason.
See Free Look Period,	· The free look refund is generally equal to the sum of all premiums we have received,
page 24.	although certain states may require the refund of a different amount.
· The free look period is generally 20 days from the receipt of the policy or 45 days after you applied for the policy. Certain states may allow a different free look period. The length of the free look period and the free look refund that applies in your state will be stated in your policy.

Death Benefits	· Death benefits are paid if your policy is in force when the insured person dies.
· Until age 95, the amount of the death benefit will depend on which death benefit option is
See Death Benefits,	in effect when the insured person dies.
page 32.	· You may choose between one of two death benefit options:
> Option 1 – the base death benefit is the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor described in Appendix A; or
> Option 2 – the base death benefit is the greater of the amount of insurance coverage you have selected plus your policy value or your policy value multiplied by the appropriate factor described in Appendix A.
· At age 95, the surrender value will be automatically applied to purchase paid-up life insurance. See Paid-Up Life Insurance, page 54.
· We will reduce the death benefit proceeds payable under any death benefit option by any outstanding policy loan and accrued loan interest and unpaid fees and charges.
· The death benefit is generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance.

Death Benefit	· Generally, your policy will not lapse as long as your policy value minus any surrender
Guarantee	charge, loan amount and unpaid fees and charges (the “surrender value”) is enough to cover the periodic fees and charges, when due.
· However, the policy has a Death Benefit Guarantee which provides that the policy will not
See Death Benefit	lapse even if the surrender value is not enough to pay the periodic fees and charges, when
Guarantee, page 36.	due:
> The Death Benefit Guarantee is standard on every policy. This guarantee lasts until the insured person reaches age 65 or for five policy years, if longer. Under this guarantee your policy will not lapse provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments to the next monthly processing date. There is no charge for this guarantee.

Select*Life II
3

Rider Benefits	· Your policy may include additional insurance benefits, attached by rider. There are two types of rider benefits:
See Additional	> Optional rider benefits that you must select before they are added to your policy; and
Insurance Benefits,	> Rider benefits that automatically come with your policy.
page 37.	· In many cases, we deduct an additional monthly charge for these benefits.
· Not all riders may be available under your policy.

Investment	· You may allocate your net premiums to the subaccounts of Select*Life Variable Account
Options	(the “variable account”) and our fixed account.
· The variable account is one of our separate accounts and consists of subaccounts that
See The Investment	invest in corresponding funds. When you allocate premiums to a subaccount, we invest any net premiums in shares of the corresponding fund.
Options, page 16.	· Your variable account value will vary with the investment performance of the funds underlying the subaccounts and the charges we deduct from your variable account value.
· The fixed account is part of our general account and consists of all of our assets other than those in our separate accounts (including the variable account) and loan account.
· We credit interest on amounts allocated to the fixed account. The guaranteed minimum interest rate we credit is 3.00% per year (4.00% per year for policies with policy dates prior to February 17, 2004).
· We may, in our sole discretion, credit interest in excess of the guaranteed minimum interest rate.
· The fixed account is not available under policies issued in New Jersey.

Transfers	· You currently may make an unlimited number of transfers between the subaccounts and to the fixed account each policy year. We reserve the right, however, to limit you to four
See Transfers,	transfers each policy year, and transfers are subject to any other limits, conditions and
page 47.	restrictions that we or the funds whose shares are involved may impose. See Limits on
Frequent or Disruptive Transfers, page 49.
· There are certain restrictions on transfers from the fixed account.
· We currently do not charge for transfers. We reserve the right, however, to charge up to $25.00 for each transfer.

Asset Allocation	· Dollar cost averaging is a systematic program of transferring policy values to selected
Programs	investment options. It is intended to help reduce the risk of investing too much when the price of a fund's shares is high. It also helps to reduce the risk of investing too little when
See Dollar Cost	the price of a fund's shares is low.
Averaging, page 47.	· Automatic rebalancing is a systematic program through which your variable and fixed account values are periodically reallocated among your selected investment options to
See Automatic	maintain the allocation percentages you have chosen.
Rebalancing,	· You cannot participate in the automatic rebalancing and dollar cost averaging programs at
page 48.	the same time.
· There is currently no charge to participate in the dollar cost averaging or automatic rebalancing programs, although we reserve the right to assess a charge in the future.
· Neither of these asset allocation programs assures a profit nor do they protect you against a loss in a declining market.

Loans	· You may take loans against your policy's surrender value. We reserve the right to limit borrowing during the first policy year.
See Loans, page 45.	· Generally, a loan must be at least $500.00 and may not exceed 90.00% (75.00% for policies issued before February 17, 2004) of your surrender value.
· When you take a loan we transfer an amount equal to your loan to the loan account as collateral for your loan. The loan account is part of our general account.

Select*Life II
4

Loans	· We credit amounts held in the loan account with interest. For policies with policy dates on
(continued)	or after February 17, 2004, we credit interest at a current annual rate of 3.00% (guaranteed not to be less than 3.00%). For policies with policy dates prior to February 17, 2004, the current annual interest rate is 5.50% (guaranteed not to be less than 4.00%).
· We also charge interest on loans. Interest is payable in advance and accrues daily at an annual rate of 4.76% (7.40% for policies with policy dates prior to February 17, 2004).
· After the tenth policy year, preferred loans are available. For preferred loans interest is payable in advance at an annual rate currently equal to 2.91% (5.21% for policies with policy dates prior to February 17, 2004) on the portion of your loan account that is not in excess of the policy value, minus the total of all premiums paid net of all partial withdrawals.
· Loans reduce your policy's death benefit proceeds and may cause your policy to lapse.
· Loans may have tax consequences, and you should consult with a qualified tax adviser before taking a loan against your policy’s surrender value.

Partial	· After the first policy year, you may withdraw part of your policy's surrender value.
Withdrawals	· We currently allow only one partial withdrawal each policy year. For policies with policy dates on or after February 17, 2004, 12 partial withdrawals are allowed each policy year after the tenth policy year.
See Partial	· A partial withdrawal must be at least $500.00.
Withdrawals,	· In policy years two through 15 you may not withdraw more than 20.00% of your
page 53.	surrender value.
· We currently charge $10.00 for each partial withdrawal, but we reserve the right to charge up to $25.00 for each partial withdrawal.
· Partial withdrawals reduce your policy's base death benefit and your policy value.
· Partial withdrawals may also have tax consequences, and you should consult with a qualified tax adviser before taking a partial withdrawal from your policy.

Surrenders	· You may surrender your policy for its surrender value at any time before the death of the insured person.
See Surrender,	· The surrender value of a policy is equal to the policy value minus any surrender charge,
page 55.	loan amount and unpaid fees and charges.
· Surrender charges apply for 15 years from the issue date of your policy and for 15 years after each increase in your insurance coverage. Surrender charges are level for the first five years and then decrease uniformly each month to zero at the end of the fifteenth year.
The surrender charge is comprised of two charges – the contingent deferred administrative charge and the contingent deferred sales charge. If you surrender your policy during the first two years or during the first two years following an increase in your insurance coverage, we may refund a portion of the contingent deferred sales charge. This refund is referred to as the sales charge refund.
· The initial surrender charge rates vary by gender, risk class and age at issue. Surrender charge rates for increases in your insurance coverage vary by gender, risk class and age at the time of the increase.
· The surrender charge is neither assessed upon nor reduced because of a requested decrease in your insurance coverage.
· If the surrender charge exceeds the available policy value minus the loan amount and unpaid fees and charges, there will be no proceeds paid to you on surrender.
· All insurance coverage ends on the date we receive in good order your surrender request.
· If you surrender your policy, it cannot be reinstated.
· Surrendering the policy may have tax consequences, and you should consult with a qualified tax adviser before surrendering your policy.

Select*Life II
5

Reinstatement	· Reinstatement means putting a lapsed policy back in force.
· You may reinstate your policy and riders within five years of its lapse if you did not
See Reinstatement,	surrender your policy, you still own the policy and the insured person is still insurable.
page 56.	· You will need to pay the required reinstatement premium.
· If you had a policy loan existing when coverage lapsed, unless directed otherwise we will reinstate it with accrued loan interest to the date of the lapse.
· A lapsed Death Benefit Guarantee cannot, unless otherwise allowed under state law, be reinstated after the fifth policy year.
· A policy that is reinstated more than 90 days after lapsing may be considered a modified endowment contract for tax purposes.
· Reinstating your policy may have tax consequences, and you should consult with a qualified tax adviser before reinstating your policy.

Factors You Should Consider Before Purchasing a Policy

The decision to purchase a policy should be discussed with your agent/registered representative. Make sure you understand the policy's investment options, its other features and benefits, its risks and the fees and charges you will incur when you consider purchasing the policy and investing in the subaccounts of the variable account.

Life Insurance	· The policy is not a short-term investment and should be purchased only if you need life
Coverage	insurance coverage. Evaluate your need for life insurance coverage before purchasing a policy.
· You should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.

Fees and Charges	· In the early policy years the surrender charge usually exceeds the policy value because the surrender charge is usually more than the cumulative minimum monthly premiums minus
See Fees and Charges,	policy fees and charges. Therefore, you should purchase a policy only if you intend and
page 24.	have the financial capability to keep the policy in force for a substantial period of time.
· A policy's fees and charges reflect the costs associated with its features and benefits, the services we render, the expenses we expect to incur and the risks we assume under the policy.
· We believe the policy's fees and charges, in the aggregate, are reasonable, but before purchasing a policy you should compare the value that the policy’s various features and benefits and the available services have to you, given your particular circumstances, with the fees and charges associated with those features, benefits and services.

Lapse	· Your policy will not lapse and your insurance coverage under the policy will continue if on any monthly processing date:
See Lapse, page 55.	> The Death Benefit Guarantee is in effect; or
> Your surrender value is enough to pay the periodic fees and charges when due.
· If you do not meet these conditions, we will send you notice and give you a 61 day grace period to make a sufficient premium payment.
· If you do not make a sufficient premium payment by the end of the 61 day grace period, your life insurance coverage will terminate and your policy will lapse.

Exchanges	· Replacing your existing life insurance policy(ies) and/or annuity contract(s) with the policy described in this prospectus may not be beneficial to you.
See Purchasing a	· Before purchasing a policy, determine whether your existing policy(ies) and/or contract(s)
Policy, page 21.	will be subject to fees or penalties upon surrender or cancellation.
· Also compare the fees, charges, coverage provisions and limitations, if any, of your existing policy(ies) and/or contract(s) with those of the policy described in this prospectus.

Select*Life II
6

Investment Risk	· You should evaluate the policy's long-term investment potential and risks before purchasing a policy.
See The Variable	· For amounts you allocate to the subaccounts of the variable account:
Account, page 16.	> Your values will fluctuate with the markets, interest rates and the performance of the underlying funds;
> You assume the risk that your values may decline or not perform to your expectations;
> Your policy could lapse without value or you may be required to pay additional premium because of poor fund performance;
> Each fund has various investment risks, and some funds are riskier than others;
> There is no assurance that any of the funds will achieve its stated investment objective;
and
> You should read each fund's prospectus and understand the risks associated with the fund before allocating your premiums to its corresponding subaccount.
· For amounts you allocate to the fixed account:
> Interest rates we declare will change over time; and
> You assume the risk that interest rates may decline, although never below the guaranteed minimum interest rate of 3.00% (or 4.00% per year for policies with policy dates prior to February 17, 2004).

Taxation	· Under current federal income tax law, death benefits of life insurance policies generally are not subject to income tax. In order for this treatment to apply, the policy must qualify
See TAX	as a life insurance contract. We believe it is reasonable to conclude that the policy will
CONSIDERATIONS,	qualify as a life insurance contract.
page 57.	· Assuming the policy qualifies as a life insurance contract under current federal income tax law, your policy earnings are generally not subject to income tax as long as they remain within your policy. Depending on your circumstances, however, the following events may have tax consequences for you:
> Reduction in the amount of your insurance coverage;
> Partial withdrawals;
> Loans;
> Surrender;
> Lapse; and
> Reinstatement.
· In addition, if your policy is a modified endowment contract, a partial withdrawal, surrender or a loan against or secured by the policy will be taxable to you to the extent of any gain in the policy. A penalty tax may be imposed on a distribution from a modified endowment contract as well.
· There is always the possibility that the tax treatment of the policy could be changed by legislation or otherwise. You should consult a qualified tax adviser with respect to legislative developments and their effect on the policy.
· Consult with a qualified legal or tax adviser before you purchase a policy.

Sales	· We pay compensation to broker/dealers whose registered representatives sell the policy.
Compensation	· Broker/dealers may be able to choose to receive compensation under various payment options, but their choice will not affect the fees and charges you will pay for the policy.
See Distribution of the	· We generally pay more compensation on premiums paid for base insurance coverage than
Policy, page 72.	we do on premiums paid for coverage under the Term Insurance Rider. Talk to your agent/registered representative about the right blend of base coverage and Term Insurance
Rider coverage for you.

Other Products	· We and our affiliates offer other insurance products that may have different features, benefits, fees and charges. These other products may better match your needs.
· Contact your agent/registered representative if you would like information about these other products.

Select*Life II
 7

Fees and Charges

The following tables describe the fees and charges you will pay when buying, owning and surrendering the policy.

Transaction Fees and Charges. The following table describes the fees and charges deducted at the time you make a premium payment or make certain other transactions. See Transaction Fees and Charges, page 25.

Amount Deducted

Charge	When Deducted	Maximum Guaranteed Charges

Premium Expense	· When you make a	· 5.00% of each premium payment (a 2.50% sales charge and a
Charge	premium payment.	2.50% premium tax charge).

Premium Processing	· When you make a	· $2.00.
Charge [1]	premium payment.

Partial Withdrawal	· When you take a	· $25.00.
Fee	partial withdrawal.

Surrender Charge [2]	· During the first	Contingent Deferred Administrative Charge
	fifteen segment	· $5.00 per $1,000.00 of insurance coverage.
years when you
	surrender your	Contingent Deferred Sales Charge
	policy, increase	Range from
	your insurance	· $1.00 to $49.40 per $1,000.00 of insurance coverage.
coverage or allow
	your policy to	Representative insured person
	lapse.	· $14.00 per $1,000.00 of insurance coverage.
· The representative insured person is a male, age 35 in the preferred no tobacco risk class, with an amount of insurance coverage in effect of $250,000.00.

Transfer Charge [1]	· Each time you	· $25.00.
make a transfer
between
investment options.

Excess Illustration	· Each time you	· $50.00.
Fee [1]	request an
illustration after
the first each
policy year.

Excess Annual	· Each time you	· $50.00.
Policy Report Fee [1]	request an annual
policy report after
the first each
policy year.

1	We currently do not assess this charge.

2	The contingent deferred sales charge rates vary based on the insured person's gender, age and risk class. The rates shown for the representative insured person are for the first segment year and you may get information about the rates that would apply to you by contacting your agent/registered representative for a personalized illustration. Contingent deferred sales charge rates remain level for the first five years then decrease uniformly each month to zero at the end of the surrender charge period.

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Transaction Fees and Charges, continued.

Amount Deducted

Charge	When Deducted	Maximum Guaranteed Charges

Accelerated Death	· On the date the	· $300.00 per acceleration request.
Benefit Rider	acceleration
Charge	request is
processed.

Periodic Fees and Charges. The following tables describes the maximum guaranteed charges that could be deducted each month on the monthly processing date, not including fund fees and expenses. See Periodic Fees and Charges, page 27; and Loan Interest, page 45.

For policies with policy dates prior to February 17, 2004

Amount Deducted

Charge	When Deducted	Maximum Guaranteed Charges [3]

Cost of Insurance	· On each monthly	Range from
Charge [4]	processing date.	· $0.06 to $83.33 per $1,000.00 of insurance coverage.

Representative insured person
· $0.14 per $1,000.00 of insurance coverage.
· The representative insured person is a male, age 35 in the preferred no tobacco risk class, with an amount of insurance coverage in effect of $250,000.00.

Administrative	· On each monthly	· $12.00.
Charge	processing date.

Mortality and	· On each monthly	· 0.08% daily (0.90% annually) of variable account value in policy
Expense Risk	processing date.	years 1 – 10, and lower thereafter.
Charge [5]

Loan Interest	· Payable in advance	· 7.40% annually of the amount held in the loan account for non-
Charge	at the time you	preferred loans.
	take a loan and	· 5.21% annually of the amount held in the loan account for
	each policy year	preferred loans.
thereafter.

3	This table shows the guaranteed maximum charges that may be assessed during any policy year. Current charges may be less than the guaranteed maximum charges shown and you may get information about the charges that would apply to you by contacting your agent/registered representative for a personalized illustration.

4	The cost of insurance rates vary based on the amount of your insurance coverage and the insured person’s age at issue and age on the effective date of an increase in insurance coverage, gender, and risk class. Different rates will apply to each segment of your insurance coverage. The rates shown for the representative insured person are for the first policy year and they generally increase each year thereafter. The rates shown may have been rounded up to the nearest penny, and you may get information about the charge that would apply to you by contacting your agent/registered representative for a personalized illustration.

5	The monthly mortality and expense risk charge rate is rounded to the nearest one hundredth of one percent. See Mortality and Expense Risk Charge, page 28, for the monthly rate without rounding.

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Periodic Fees and Charges, continued.

For policies with policy dates on or after February 17, 2004

Amount Deducted

Charge	When Deducted	Maximum Guaranteed Charges [6]

Cost of Insurance	· On each monthly	Range from
Charge [7]	processing date.	· $0.06 to $83.33 per $1,000.00 of insurance coverage.

Representative insured person
· $0.14 per $1,000.00 of insurance coverage.
· The representative insured person is a male, age 35 in the preferred no tobacco risk class, with an amount of insurance coverage in effect of $250,000.00.

Administrative	· On each monthly	· $10.00.
Charge	processing date.

Mortality and	· On each monthly	· 0.08% daily (0.90% annually) of variable account value
Expense Risk	processing date.	(after the other monthly fees and charges are deducted) in policy
Charge [8]		years 1 – 10.

Loan Interest	· Payable in advance	· 4.76% annually of the amount held in the loan account for non-
Charge	at the time you	preferred loans.
	take a loan and	· 3.38% annually of the amount held in the loan account for
	each policy year	preferred loans.
thereafter.

6	This table shows the maximum guaranteed charges that may be assessed during any policy year. Current charges may be less than the maximum guaranteed charges shown and you may get information about the charges that would apply to you by contacting your agent/registered representative for a personalized illustration.

7	The cost of insurance rates vary based on the amount of your insurance coverage and the insured person’s age at issue and age on the effective date of an increase in insurance coverage, gender, and risk class. Different rates will apply to each segment of your insurance coverage. The rates shown for the representative insured person are for the first policy year and they generally increase each year thereafter. The rates shown may have been rounded up to the nearest penny, and you may get information about the charge that would apply to you by contacting your agent/registered representative for a personalized illustration.

8	The monthly mortality and expense risk charge rate is rounded to the nearest one hundredth of one percent. See Mortality and Expense Risk Charge, page 28, for the monthly rate without rounding.

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Optional Rider Fees and Charges. The following table describes the maximum guaranteed charges that could be deducted each month on the monthly processing date for each of the optional rider benefits. See Rider Fees and Charges, page 28.

Amount Deducted

Charge	When Deducted	Maximum Guaranteed Charges [9]

Accidental Death	· On each monthly	Range from
Benefit Rider [10]	processing date.	· $0.07 to $0.17 per $1,000.00 of rider benefit.

Representative insured person
· $0.07 per $1,000.00 of rider benefit.
· The representative insured person is a male, age 35 in the preferred no tobacco risk class with an amount of insurance
coverage in effect of $250,000.00.

Additional Insured	· On each monthly	Range from
Rider [10]	processing date.	· $0.08 to $83.33 per $1,000.00 of rider benefit.

Representative insured person
· $0.54 per $1,000.00 of rider benefit.
· The representative insured person is a female, age 55 in the no tobacco risk class.

Children’s Insurance	· On each monthly	· $0.62 per $1,000.00 of rider benefit.
Rider	processing date.

Term Insurance	· On each monthly	Range from
Rider [10]	processing date to	· $0.11 to $83.33 per $1,000.00 of rider benefit.
the insured’s age
(This rider is available	95.	Representative insured person
only on policies with		· $0.18 per $1,000.00 of rider benefit.
policy dates on or		· The representative insured person is a male, age 35 in the
after February 17,		preferred no tobacco risk class with an amount of insurance
2004.)		coverage in effect of $250,000.00.

Waiver of Monthly	· On each	Range from
Deduction Rider [10]	monthly processing	· $0.04 to $0.48 per $1.00 of the periodic fees and charges due
	date.	each month.

Representative insured person
· $0.05 per $1.00 of the periodic fees and charges due each
month.
· The representative insured person is a male, age 35 in the preferred no tobacco risk class with an amount of insurance
coverage in effect of $250,000.00.

9	This table shows the maximum guaranteed charges that may be assessed during any policy year. Current charges may be less than the maximum guaranteed charges shown and you may get information about the charges that would apply to you by contacting your agent/registered representative for a personalized illustration.

10	The rates for these riders vary based on several factors that may include the insured person’s age at issue, gender and risk class. The rates shown for the representative insured person are for the first rider year and they generally increase each year thereafter. Some rates shown may have been rounded up to the nearest penny, and you may get information about the charge that would apply to you by contacting your agent/registered representative for a personalized illustration.

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Optional Rider Fees and Charges, continued.

Amount Deducted

Charge	When Deducted	Maximum Guaranteed Charges [11]

Waiver of Specified	· On each monthly	Range from
Premium Rider [12]	processing.	· $0.03 to $0.16 per $1.00 of the specified amount of
premium.

Representative insured person
· $0.03 per $1.00 of the specified amount of premium.
· The representative insured person is a male, age 35 in the preferred no tobacco risk class with an amount of insurance
coverage in effect of $250,000.00.

Fund Fees and Expenses. The following table shows the minimum and maximum total gross annual fund expenses that you may pay during the time you own the policy. Fund expenses vary from fund to fund and may change from year to year. For more detail about a fund’s fees and expenses, review the fund’s prospectus. See also Fund Fees and Expenses, page 29.

	Minimum	Maximum
Total Gross Annual Fund Expenses [13] (deducted from fund assets)	0.26%	1.25%

Total gross annual fund expenses are deducted from amounts that are allocated to the fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and policy owner services provided on behalf of the fund. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of fund shares.

If a fund is structured as a “fund of funds,” total gross annual fund expenses also include the fees associated with the funds in which it invests. Because of this a fund that is structured as a “fund of funds” may have higher fees and expenses than a fund that invests directly in debt and equity securities. For a list of the “fund of funds” available through the policy, see the chart of funds available through the variable account on page 17.

11	This table shows the maximum guaranteed charges that may be assessed during any policy year. Current charges may be less than the maximum guaranteed charges shown and you may get information about the charges that would apply to you by contacting your agent/registered representative for a personalized illustration.

12	The rates for this rider vary based on several factors that may include the insured person’s age at issue, gender and risk class. The rates shown for the representative insured person are for the first rider year and they generally increase each year thereafter.

The rates shown may have been rounded up to the nearest penny, and you may get information about the charge that would apply to you by contacting your agent/registered representative for a personalized illustration.

13	Some funds that are available through the policy have contractual arrangements to waive and/or reimburse certain fund fees and expenses. The minimum and maximum total gross annual fund expenses shown above do not reflect any of these waiver and/or reimbursement arrangements.

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# How the Policy Works

Your Premium
You make a premium payment.
We deduct from each premium payment:
•Premium Expense Charge.
Net Premium
We allocate the net premium to the investment options you choose.
Fixed Account
Amounts you allocate are held in our general account and earn a fixed rate of interest.
Variable Account
Amounts you allocate are held in subaccounts of the variable account. The subaccounts invest in the funds.
The funds deduct:
•Investment Management Fees.
•Other expenses.
We deduct transaction fees and charges from your policy value:
•Partial Withdrawal Fee.
•Surrender Charge.
•Transfer Charge.
•Excess Illustration Fee.
•Excess Annual Report Fee.
Policy Value
Your policy value equals the sum of your fixed account, variable account and loan account values.
We deduct periodic fees and charges from your policy value:
•Cost of Insurance Charge.
•Administrative Charge.
•Monthly Amount Charge.
•Mortality and Expense Risk Charge.
Loan Account
An amount set aside as collateral for policy loans.
We deduct fees and charges from your policy value for the optional benefits and riders you select.
Loans
We charge interest on any outstanding loan amount.
Interest Credited
We credit interest to the amount held in the loan account.

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THE COMPANY, THE VARIABLE ACCOUNT AND THE FIXED ACCOUNT

ReliaStar Life Insurance Company

We are a stock life insurance company organized in 1885 and incorporated under the laws of the State of Minnesota. We are admitted to do business in the District of Columbia and all states except New York. Our headquarters is at 20 Washington Avenue South, Minneapolis, Minnesota 55401.

We are a wholly owned indirect subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. ING Groep N.V. is headquartered in Amsterdam, The Netherlands. Although we are a subsidiary of ING Groep N.V., ING Groep N.V. is not responsible for the obligations under the policy. The obligations under the policy are solely the responsibility of ReliaStar Life Insurance Company.

We are also a member of the Insurance Marketplace Standards Association (“IMSA”). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

Regulatory Developments – The Company and the Industry

As with many financial services companies, the company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters. Federal and state regulators and self-regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); and disclosure. The company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and have cooperated and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the company. These initiatives also may result in new legislation and regulation that could significantly affect the financial

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14

services industry, including businesses in which the company is engaged. In light of these and other developments, U.S. affiliates of ING, including the company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in reports previously filed by affiliates of the company with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

Action has been or may be taken by regulators with respect to the company or certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject the company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S. based operations, including the company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S. based operations, including the company.

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Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. Specifically, U.S. federal income tax law imposes certain requirements relating to product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code. See Tax Considerations, page 57, for further discussion of some of these requirements. Failure to administer certain product features could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the company to administrative penalties, unanticipated remediation, or other claims and costs.

The Investment Options

You may allocate your premium payments to any of the available investment options. These options include the subaccounts of the variable account and the fixed account. The investment performance of a policy depends on the performance of the investment options you choose.

The Variable Account

We established the Select*Life Variable Account (the “variable account”) on October 11, 1984, as one of our separate accounts under the laws of the State of Minnesota. It is a unit investment trust, registered with the SEC under the Investment Company Act of 1940, as amended (“1940 Act”).

We own all of the assets of the variable account and are obligated to pay all amounts due under a policy according to the terms of the policy. Income, gains and losses credited to, or charged against, the variable account reflect the investment experience of the variable account and not the investment experience of our other assets. Additionally, Minnesota law provides that we cannot charge the variable account with liabilities arising out of any other business we may conduct. This means that if we ever became insolvent, the variable account assets will be used first to pay variable account policy claims. Only if variable account assets remain after these claims have been satisfied can these assets be used to pay owners of other policies and creditors.

The variable account is divided into subaccounts. Each subaccount invests in a corresponding fund. When you allocate premium payments to a subaccount, you acquire accumulation units of that subaccount. You do not invest directly in or hold shares of the funds when you allocate premium payments to the subaccounts of the variable account.

Funds Available Through the Variable Account. The following chart lists the funds that are available through the variable account.

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Certain of these funds are structured as “fund of funds.” A “fund of funds” may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. The “fund of funds” available through the policy are identified below.

Funds Available Through the Variable Account

  American Funds – Growth Fund (Class 2)
  American Funds – Growth-Income Fund (Class 2)
  American Funds – International Fund (Class 2)
  BlackRock Global Allocation V.I. Fund (Class III)
  Fidelity® VIP Contrafund® Portfolio (Initial Class)
  Fidelity® VIP Equity-Income Portfolio (Initial Class)
  ING AllianceBernstein Mid Cap Growth Portfolio (Class I)
  ING Artio Foreign Portfolio (Class I)
  ING BlackRock Large Cap Growth Portfolio (Class I)
  ING Clarion Global Real Estate Portfolio (Class
  ING Evergreen Health Sciences Portfolio (Class
  ING Evergreen Omega Portfolio (Class I)
  ING FMRSM Diversified Mid Cap Portfolio (Class I)
  ING Focus 5 Portfolio (Class I)
  ING Franklin Templeton Founding Strategy Portfolio (Class I)*
  ING Global Resources Portfolio (Class I)
  ING Growth and Income Portfolio II (Class I)
  ING Index Plus International Equity Portfolio (Class S)
  ING JPMorgan Emerging Markets Equity Portfolio (Class I)
  ING JPMorgan Small Cap Core Equity Portfolio (Class I)
  ING JPMorgan Value Opportunities Portfolio (Class I)
  ING LifeStyle Aggressive Growth Portfolio (Class I)*
  ING LifeStyle Growth Portfolio (Class I)*
  ING LifeStyle Moderate Growth Portfolio (Class I)*
  ING LifeStyle Moderate Portfolio (Class I)*
  ING Limited Maturity Bond Portfolio (Class S)
  ING Liquid Assets Portfolio (Class I)
  ING Marsico Growth Portfolio (Class I)
  ING Marsico International Opportunities Portfolio (Class I)
  ING MFS Total Return Portfolio (Class I)
  ING MFS Utilities Portfolio (Class I)
  ING Oppenheimer Main Street Portfolio® (Class
  ING PIMCO Total Return Bond Portfolio (Class
  ING Pioneer Fund Portfolio (Class I)
  ING Pioneer Mid Cap Value Portfolio (Class I)
  ING Stock Index Portfolio (Class I)
  ING T. Rowe Price Capital Appreciation Portfolio (Class I)
  ING T. Rowe Price Equity Income Portfolio (Class I)
  ING Van Kampen Capital Growth Portfolio (Class I)
  ING Van Kampen Growth and Income Portfolio (Class S)
  ING Wells Fargo Small Cap Disciplined Portfolio (Class I)
  ING Baron Small Cap Growth Portfolio (I Class)
  ING Columbia Small Cap Value Portfolio (I Class)
  ING JPMorgan Mid Cap Value Portfolio (I Class)
  ING Neuberger Berman Partners Portfolio (I Class)
  ING Oppenheimer Global Portfolio (I Class)
  ING Oppenheimer Strategic Income Portfolio (S Class)
  ING Pioneer High Yield Portfolio (I Class)
  ING T. Rowe Price Diversified Mid Cap Growth Portfolio (I Class)
  ING UBS U.S. Large Cap Equity Portfolio (I Class)
  ING Van Kampen Comstock Portfolio (I Class)
  ING Van Kampen Equity and Income Portfolio (I Class)
  ING Balanced Portfolio (Class I)
  ING Intermediate Bond Portfolio (Class I)
  ING Growth and Income Portfolio (Class I)
  ING Index Plus LargeCap Portfolio (Class I)
  ING Index Plus MidCap Portfolio (Class I)
  ING Index Plus SmallCap Portfolio (Class I)
  ING International Index Portfolio (Class S)
  ING RussellTM Large Cap Growth Index Portfolio (Class I)
  ING RussellTM Large Cap Index Portfolio (Class I)
  ING RussellTM Large Cap Value Index Portfolio (Class I)
  ING RussellTM Mid Cap Growth Index Portfolio (Class I)
  ING RussellTM Small Cap Index Portfolio (Class I)
  ING U.S. Bond Index Portfolio (Class I)
  ING SmallCap Opportunities Portfolio (Class I)
  Neuberger Berman AMT Socially Responsive Portfolio® (Class I)
*	These funds are structured as “fund of funds.” See the Fund Fees and Expenses table on page 12 and the Fund Fees and Expenses section on page 29 for more information about “fund of funds.”

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See Appendix B to this prospectus for more information about the funds available through the variable account, including information about each fund’s investment adviser/subadviser and investment objective. More detailed information about each fund, including information about their investment risks and fees and expenses, can be found in the fund’s current prospectus and Statement of Additional Information. You may obtain these documents by contacting us at our Customer Service Center.

A fund available through the variable account is not the same as a retail mutual fund with the same or similar name. Accordingly, the management, fees and expenses and performance of a fund is likely to differ from a similarly named retail mutual fund.

Voting Privileges. We invest each subaccount's assets in shares of a corresponding fund. We are the legal owner of the fund shares held in the variable account, and we have the right to vote on certain issues. Among other things, we may vote on issues described in the fund's current prospectus or issues requiring a vote by shareholders under the 1940 Act.

Even though we own the shares, we give you the opportunity to tell us how to vote the number of shares attributable to your policy. We count fractional shares. If you have a voting interest, we send you proxy material and a form on which to give us your voting instructions.

Each fund share has the right to one vote. The votes of all fund shares are cast together on a collective basis, except on issues for which the interests of the funds differ. In these cases, voting is on a fund-by-fund basis.

Examples of issues that require a fund-by-fund vote are changes in the fundamental investment policy of a particular fund or approval of an investment advisory agreement.

We vote the shares in accordance with your instructions at meetings of the fund's shareholders. We vote any fund shares that are not attributable to policies and any fund shares for which the owner does not give us instructions in the same proportion as we vote the shares for which we did receive voting instructions. This means that instructions from a small number of shareholders can determine the outcome of a vote. There is no minimum number of shares for which we must receive instructions before we vote the shares.

We reserve the right to vote fund shares without getting instructions from policy owners if the federal securities laws, regulations or their interpretations change to allow this.

You may instruct us only on matters relating to the funds corresponding to those subaccounts in which you have invested assets as of the record date set by the fund's Board for the shareholders meeting. We determine the number of fund shares in each subaccount of your policy by dividing your variable account value in that subaccount by the net asset value of one share of the matching fund.

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Right to Change the Variable Account. Subject to state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to our variable account with respect to some or all classes of policies:

Change the investment objective;

Offer additional subaccounts that will invest in funds we find appropriate for policies we issue;

Eliminate subaccounts;

Combine two or more subaccounts;

Close subaccounts. We will notify you in advance by a supplement to this prospectus if we close a subaccount. If a subaccount is closed or otherwise is unavailable for new investment, unless you provide us with alternative allocation instructions, all future premiums directed to the subaccount that was closed or is unavailable may be automatically allocated among the other available subaccounts according to your most recent allocation instructions.

If your most recent allocation instructions do not include any available funds, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting our Customer Service Center. See also the Transfers section of this prospectus, page 47, for information about making subaccount allocation changes;

Substitute a new fund for a fund in which a subaccount currently invests. A substitution may become necessary if, in our judgment:

A fund no longer suits the purposes of your policy;

There is a change in laws or regulations;

There is a change in the fund's investment objectives or restrictions;

The fund is no longer available for investment; or

Another reason we deem a substitution is appropriate.

In the case of a substitution, the new fund may have different fees and charges than the fund it replaced;

Transfer assets related to your policy class to another separate account;

Withdraw the variable account from registration under the 1940 Act;

Operate the variable account as a management investment company under the 1940 Act;

Cause one or more subaccounts to invest in a fund other than, or in addition to, the funds currently available;

Stop selling the policy;

End any employer or plan trustee agreement with us under the agreement’s terms;

Limit or eliminate any voting rights for the variable account;

Make any changes required by the1940 Act or its rules or regulations; or

Close a subaccount to new investments.

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC, and approved, if necessary, by the appropriate state insurance department(s). We will notify you of any changes. If you wish to transfer the amount you have in the affected subaccount to another subaccount or to the fixed account, you may do so free of charge. Just notify us at our Customer Service Center.

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The Fixed Account

You may allocate all or a part of your net premium and transfer your policy value into the fixed account (except for policies issued in New Jersey). We declare the interest rate that applies to all amounts in the fixed account. This interest rate is never less than 3.00% (4.00% per year for policies with policy dates prior to February 17, 2004). Interest compounds daily at an effective annual rate that equals the declared rate. We credit interest to the fixed account on a daily basis. We pay interest regardless of the actual investment performance of our general account. We bear all of the investment risk for the fixed account.

Your fixed account value equals the net premium you allocate to the fixed account, plus interest earned, minus amounts you transfer out or withdraw. It may be reduced by fees and charges assessed against your policy value.

The fixed account guarantees principal and is part of our general account. The general account supports our non-variable insurance and annuity obligations. We have not registered interests in the fixed account under the Securities Act of 1933, as amended (“1933 Act”). Also, we have not registered the fixed account or the general account as an investment company under the 1940 Act (because of exemptive and exclusionary provisions). This means that the general account, the fixed account and interests in it are generally not subject to regulation under these Acts.

The SEC staff has not reviewed the disclosures in this prospectus relating to the general account and the fixed account. These disclosures, however, may be subject to certain requirements of the federal securities law regarding accuracy and completeness of statements made.

DETAILED INFORMATION ABOUT THE POLICY

This prospectus describes our standard Select*Life II variable universal life insurance policy. The policy provides death benefits, cash values and other features of traditional life insurance contracts. There may be variations in policy features, benefits and charges because of requirements of the state where we issue your policy. We describe all such differences in your policy.

If you would like to know about state variations, please ask your agent/registered representative. We can provide him/her with the list of variations that will apply to your policy.

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We and our affiliates offer various other products with different features and terms than the policy offered through this prospectus, and that may offer some or all of the same funds. These products have different benefits, fees and charges, and may or may not better match your needs. Please note that some of the company's management personnel and certain other employees may receive a portion of their employment compensation based on the amount of policy values allocated to funds affiliated with ING. You should be aware that there may be alternative products available, and if you are interested in learning more about these other products, contact our Customer Service Center or your agent/registered representative.

Important Information Regarding Changes in State Insurance Laws and Federal Income Tax Rules

Effective January 1, 2009, to comply with state insurance and federal income tax laws, all new life insurance policies must be based on the 2001 Commissioners Standard Ordinary (CSO) mortality tables. The policy described in this prospectus is based on the 1980 CSO mortality tables (“1980 CSO policy”). While the policy described in this prospectus is already no longer offered for new sales, please be aware that after 2008 there may be limitations on what changes or modifications can be made to an existing 1980 CSO policy.

If you are considering making any change or modification to your existing 1980 CSO policy after December 31, 2008, please contact us to see if such change or modification will be allowed. You should also consult with a qualified tax adviser to determine what effect the change or modification will have on your policy.

Purchasing a Policy

The policy is no longer offered for new sales. When you purchased the policy, however, you were required to submit an application to us. On that application you were required to select, among other things:

  The amount of your insurance coverage (which generally must be at least $50,000.00 ($25,000.00 for polices with policy dates prior to February 17, 2004));
  Your initial death benefit option; and
  Any riders or optional benefits.

On the application you provided us with certain health and other necessary information. Upon receipt of an application, we followed our underwriting procedures to determine whether the proposed insured person was insurable by us. Before we made this determination, we may have needed to request and review medical examinations of and other information about the proposed insured person. Through our underwriting process, we also determined the risk class for the proposed insured person if the application was accepted. Risk class is based on such factors as the proposed insured person’s age, gender and health. Risk class will impact the cost of insurance rates you will pay and may also affect premiums and other policy fees, charges and benefits.

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We reserve the right to reject an application for any reason permitted by law. If an application is rejected, any premium received will be returned without interest.

On the date coverage under the policy begins (the “policy date”), the person on whose life we issue the policy (the “insured person”) generally can be no more than age 80. “Age” under the policy means the insured person's age as of the policy date. From time to time, we may accept an insured person who exceeds our normal maximum age limit. We will not unfairly discriminate in determining the maximum age at issue. All exceptions to our normal limits are dependent upon our ability to obtain acceptable reinsurance coverage for our risk with an older insured.

You may have requested that we back-date the policy up to six months to allow the insured person to give proof of a younger age for the purposes of your policy. Except for cash on delivery policies, we generally will not reissue a policy to change the policy date.

Important Information About the Term Insurance Rider. It may be to your economic advantage to include part of your insurance coverage under the Term Insurance Rider. Working with your agent/registered representative, consider the factors described in the Term Insurance Rider section of this prospectus, page 38, when deciding whether to include coverage under the Term Insurance Rider and in what proportion to the total amount of coverage under your policy.

Premium Payments

Premium payments are flexible and you may choose the amount and frequency of premium payments, within limits, including:

  We may refuse to accept any premium less than $25.00;
  You cannot pay additional premiums after age 95;
  We may refuse to accept any premium that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code;
  We may refuse to accept any premium that would cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code without your prior written acknowledgement accepting your policy as a modified endowment contract; and
  We may refuse to accept any premium that does not comply with our anti- money laundering program. See Anti-Money Laundering, page 67.

After we deduct the premium expense charge from your premium payments, we apply the remaining net premium to your policy as described below.

A premium payment is received by us when it is received at our offices. After you have paid your minimum initial premium, we suggest you send payments directly to us, rather than through your agent/registered representative, to assure the earliest crediting date.

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Insurance coverage does not begin until we receive your minimum initial premium. The minimum initial premium is generally equal to at least the minimum premiums for the first three months. The minimum premium is based on monthly rates that vary according to the insured person's gender, risk class and age. Optional rider benefits have their own minimum premium rates. If you authorize premiums to be paid by electronic funds transfer, we will issue a policy upon receipt of the minimum premium for the first month and the required completed electronic funds transfer forms.

Your policy will indicate the minimum premium that applies to you. You are not required to pay the minimum premium, but payment of the minimum premium will keep your policy in force during the Death Benefit Guarantee period. See Death Benefit Guarantee, page 36. Payment of the minimum premium may or may not be enough to keep your policy in force beyond the Death Benefit Guarantee period.

Premium Payments Affect Your Coverage. During the Death Benefit Guarantee period, the Death Benefit Guarantee lasts only if your cumulative premium payments to the next monthly processing date, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments applicable to the guarantee. If they are not and your surrender value is not enough to pay the periodic fees and charges, when due, then your policy will enter the 61-day grace period and you must make a sufficient premium payment to avoid lapse and loss of insurance coverage. See Lapse, page 55.

Allocation of Net Premium. Until your initial net premium is allocated as described below, we hold premiums in a general suspense account. Premiums held in this suspense account do not earn interest.

We apply the initial net premium to your policy after all of the following conditions have been met:

  We receive the required initial minimum premium;
  All issue requirements have been received by our Customer Service Center; and
  We approve your policy for issue.

We allocate your initial net premium according to the premium allocation instructions specified on the application in whole percentages totaling 100.00% on the valuation date next following the policy date.

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All net premiums we receive after the initial premium are allocated to your policy on the valuation date of receipt. We will use your most recent premium allocation instructions specified in whole percentages totaling 100.00% . If your most recent premium allocation instructions includes a fund that corresponds to a subaccount that is closed to new investment (we will notify you in advance by a supplement to this prospectus if we close a subaccount) or is otherwise unavailable, net premium received that would have been allocated to the subaccount corresponding to the closed or otherwise unavailable fund may be automatically allocated among the other available subaccounts according to your most recent allocation instructions. If your most recent allocation instructions do not include any available funds, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting our Customer Service Center. Your failure to provide us with alternative allocation instructions before we and our return of your premium payment(s) may result in your policy entering the 61 day grace period and/or your policy lapsing without value. See Lapse, page 55 for more information on how to keep your policy from lapsing. See also Reinstatement, page 56, for more information about how to put your policy back in force if it has lapsed.

Free Look Period

You have the right to examine your policy and return to us (for any reason) within the period shown in the policy. The period during which you have this right is called the free look period. If you request a free look refund or return your policy to us during the free look period we cancel it as of your policy date. The length of the free look period is determined by state law but generally lasts until:

  Midnight of the twentieth day after you receive your policy;
  Midnight of the twentieth day after a written Notice of Right of Withdrawal is mailed or delivered to you; or
  Midnight of the forty-fifth day after the date your application for the policy is signed.

If you cancel your policy during the free look period, you will receive a refund as determined by state law. Generally, the amount of the refund will equal the sum of all premiums we have received, although certain states may require the refund of a different amount.

The length of the free look period and the free look refund that applies in your state will be stated in your policy.

Fees and Charges

We deduct fees and charges under the policy to compensate us for:

  Providing the insurance benefits of the policy (including any rider benefits);
  Administering the policy;
  Assuming certain risks in connection with the policy; and
  Incurring expenses in distributing the policy.

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The amount of a fee or charge may be more or less than the cost associated with the service or benefit. Accordingly, excess proceeds from one fee or charge may be used to make up a shortfall on another fee or charge, and we may earn a profit on one or more of these fees and charges. We may use any such profits for any proper corporate purpose, including, among other things, payments of sales expenses.

Transaction Fees and Charges

We deduct the following transaction fees and charges from your policy value each time you make certain transactions.

Premium Expense Charge. We deduct a premium expense charge from each premium payment we receive. This charge is 5.00% of each premium payment and consists of a 2.50% sales charge and a 2.50% premium tax charge.

This charge helps offset:

  The expenses we incur in selling the policy;
  The costs of various state and local taxes. We pay state and local taxes in almost all states. These taxes vary in amount from state to state and may vary from jurisdiction to jurisdiction within a state; and
  The cost associated with the federal income tax treatment of our deferred acquisition costs. This cost is determined solely by the amount of life insurance premium we receive.

Premium Processing Charge. We may deduct a charge of up to $2.00 per premium payment to reimburse us for the cost of collecting and processing premiums. If imposed, this charge will be deducted from premium payments before the percentage deductions for sales charges and premium taxes. We currently do not impose this charge.

Partial Withdrawal Fee. We deduct a partial withdrawal fee each time you take a partial withdrawal from your policy. The amount of this fee is currently $10.00, but we reserve the right to deduct up to $25.00 for each partial withdrawal. We deduct the partial withdrawal fee proportionately from your remaining fixed and variable account values.

This fee helps offset the expenses we incur when processing a partial withdrawal.

Surrender Charge. We deduct a surrender charge during the first 15 policy years or the first 15 years after an increase in your insurance coverage when you:

  Surrender your policy; or
  Allow your policy to lapse.

The surrender charge is made up of two parts:

  A contingent deferred administrative charge; and
  A contingent deferred sales charge.
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The contingent deferred administrative charge is $5.00 per $1,000.00 of insurance coverage. The contingent deferred administrative charge remains level for the first five segment years and then decreases uniformly each month until it becomes zero at the end of the fifteenth segment year. Each coverage segment will have its own contingent deferred administrative charge which will apply only to that segment.

The contingent deferred sales charge rates are set when you purchase a policy or increase your insurance coverage. The contingent deferred sales charge rates are based on the gender and age of the insured person. See the Transaction Fees and Charges table, beginning on page 8, for the minimum and maximum contingent deferred sales charge rates and the rates for a representative insured person. Contingent deferred sales charge rates will not exceed $46.40 per $1,000.00 of coverage and the rates that apply to you will be set forth in your policy. Each coverage segment will have its own rates which will apply only to that segment. The contingent deferred sales charge remains level for the first five segment years then decreases uniformly each month until it becomes zero at the end of the fifteenth segment year.

In the early policy years the total surrender charge usually exceeds the policy value because the surrender charge is usually more than the cumulative minimum premiums minus policy fees and charges. Therefore, you should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.

The surrender charge helps offset the expenses we incur in selling the policy.

Transfer Charge. We currently do not assess a charge for transfers between any of the investment options. We reserve the right, however, to charge up to $25.00 for each transfer. Transfers associated with policy loans, the dollar cost averaging or automatic rebalancing programs, or the exercise of conversion rights will not count as transfers when calculating any applicable transfer charge.

This charge helps offset the expenses we incur when processing transfers.

Excess Illustration Fee. We currently do not assess this fee, but we reserve the right to assess a fee of up to $50.00 for each illustration of your policy values you request after the first each policy year.

This fee helps offset the costs we incur when processing requests for excess illustrations.

Excess Annual Report Fee. We currently do not assess this fee, but we reserve the right to assess a fee of up to $50.00 for each annual report you request after the first each policy year.

This fee helps offset the costs we incur when processing requests for excess annual reports.

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Periodic Fees and Charges

We deduct the following periodic fees and charges from
your policy value on the monthly processing date. The
monthly processing date is the same date each month as
your policy date. If that date is not a valuation date, then
the monthly processing date is the next valuation date.	In the policy form the “monthly processing date” is referred to as the “Monthly Anniversary.”

Cost of Insurance. The cost of insurance charge is equal to our current monthly cost of insurance rates multiplied by the net amount at risk for each segment of your insurance coverage. The net amount at risk as calculated on each monthly processing date equals the difference between:

  Your current base death benefit, discounted to take into account one month's interest earnings at an assumed 5.00% annual interest rate; and
  Your policy value minus the periodic fees and charges due on that date, other than cost of insurance charges.

Monthly cost of insurance rates are based on the insured person's age at issue, gender, risk class and amount of insurance coverage on the policy date and each date you increase your insurance coverage (a “segment date”) and the policy year. They will not, however, be greater than the guaranteed cost of insurance rates shown in the policy, which are based on the 1980 Commissioner's Standard Ordinary Sex Distinct Mortality Tables. We will apply unisex rates where appropriate under the law. This currently includes the states of Massachusetts and Montana. The rates that apply to you will be set forth in your policy. See the Periodic Fees and Charges table, beginning on page 9, for the minimum and maximum cost of insurance rates and the rates for a representative insured person.

Separate cost of insurance rates apply to each segment of your insurance coverage and your riders. The maximum rates for the initial and each new segment of your insurance coverage will be printed in your policy schedule pages.

The cost of insurance charge varies from month to month because of changes in your net amount at risk, changes in your death benefit and the increasing age of the insured person. The net amount at risk is affected by the same factors that affect your policy value, namely:

  The net premium applied to your policy;
  The fees and charges we deduct;
  Any partial withdrawals you take;
  Interest earnings on the amounts allocated to the fixed account;
  Interest earned on amounts held in the loan account; and
  The investment performance of the funds underlying the subaccounts of the variable account.

We calculate the net amount at risk separately for each segment of your insurance coverage.

The cost of insurance charge compensates us for the ongoing costs of providing insurance coverage, including the expected cost of paying death proceeds that may be more than your account value.

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Administrative Charge. The monthly administrative charge for policies with policy dates prior to February 17, 2004, is currently $8.25 and is guaranteed not to exceed $12.00.

The monthly administrative charge for policies with policy dates on or after February 17, 2004, is currently $10.00 and is guaranteed not to exceed $10.00.

The administrative charge helps compensate us for the costs associated with administering the policies.

Mortality and Expense Risk Charge. During the first ten policy years, the monthly mortality and expense risk charge is 0.075% (0.90% annually) of your variable account value. For policies with policy dates prior to February 17, 2004, after the tenth policy year this charge is currently 0.0375% per month (0.45% annually), guaranteed not to exceed 0.075% per month (0.90% annually). For policies with policy dates on or after February 17, 2004, after the tenth policy year this charge is eliminated.

This charge helps compensate us for the mortality and expense risks we assume when we issue a policy. The mortality risk is that insured people, as a group, may live less time than we estimated. The expense risk is that the costs of issuing and administering the policies and operating the subaccounts of the variable account are greater than we estimated.

Rider Fees and Charges

There may be separate fees and charges if you add any optional rider benefits or exercise certain automatic rider benefits. For more information about rider benefits and the applicable fees and charges, see the Optional Rider Fees and Charges table, beginning on page 11, and the Optional Rider Benefits section, page 37. See also the Transaction Fees and Charges table, beginning on page 8, and the Automatic Rider Benefits section, page 41.

Sales Charge Refund

We may refund a portion of the contingent deferred sales charge if you:

  Surrender your policy during the first two policy years; or
  Cancel an increase in your insurance coverage during the first two segment years and subsequently surrender your policy.

This refund is referred to as the sales charge refund.

The sales charge refund will equal the amount by which the total sales charge deducted (which consists of the 2.50% sales charge deducted as part of the premium expense charge plus the contingent deferred sales charge) exceeds:

  30.00% of premium payments you made during the first segment year for each coverage segment up to the surrender charge guideline premium; plus
  9.00% of premium payments you made that exceed your surrender charge guideline premium.

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For any coverage segment created because of an increase in the amount of your insurance coverage, a proportionate amount of the existing policy value on the effective date of the increase will be considered a premium payment made during the first segment year for that segment. Subsequent premium payments will be prorated among the coverage segments.

The surrender charge guideline premium is based on the age and gender of the insured person and equals:

  The initial amount of your insurance coverage or any increased coverage amount; divided by
  1,000; multiplied by
  An applicable surrender charge guideline factor.

The applicable surrender charge guideline factor(s) will vary by age and gender of the insured person and will be set forth in your policy.

Waiver and Reduction of Fees and Charges

We may waive or reduce any of the fees and charges under the policy, as well as the minimum amount of insurance coverage set forth in this prospectus. Any waiver or reduction will be based on expected economies that result in lower sales, administrative or mortality expenses. For example, we may expect lower expenses in connection with sales to:

  Certain groups or sponsored arrangements (including our employees, certain family members of our employees, our affiliates and our appointed sales agents);
  Corporate purchasers; or
  Our policyholders or the policyholders of our affiliated companies.

Any variation in fees and charges will be based on differences in costs or services and our rules in effect at the time. We may change our rules from time to time, but we will not unfairly discriminate in any waiver or reduction.

Fund Fees and Expenses

As shown in the fund prospectuses and described in the Fund Fees and Expenses table on page 12 of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and policy owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The company or its U.S. affiliates receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the policy. This revenue is one of several factors we consider when determining the policy fees and charges and whether to offer a fund through our policies. Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

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In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by Directed Services LLC or other company affiliates, which funds may or may not also be subadvised by another company affiliate. Assets allocated to funds managed by a company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue. The company expects to make a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

Types of Revenue Received from Affiliated Funds. Affiliated funds are (a) funds managed by Directed Services LLC or other company affiliates, which may or may not also be subadvised by another company affiliate; and (b) funds managed by a company affiliate but that are subadvised by unaffiliated third parties.

Revenues received by the company from affiliated funds may include:

  A share of the management fee deducted from fund assets;
  Service fees that are deducted from fund assets;
  For certain share classes, the company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets; and
  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the company.

Types of Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant. Revenues received by the company or its affiliates from unaffiliated funds include:

  For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and
  Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the policy.

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These revenues are received as cash payments, and if the three unaffiliated fund families currently offered through the policy were individually ranked according to the total amount they paid to the company or its affiliates in 2008, that ranking would be as follows:

  Fidelity® Variable Insurance Product Portfolios;
  American Funds Insurance Series; and
  Neuberger Berman AMT Portfolios® .

The amounts received from the American Funds may be offset by amounts we pay to the American Funds for marketing assistance, education and training related to the American Funds.

If the revenues received from affiliated funds were included in this list, payments from Directed Services LLC and other company affiliates would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may make fixed dollar payments to help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel, and opportunity to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. The “fund of funds” available through the policy are identified in the list of funds available through the variable account on page 17.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See Distribution of the Policy, page 72.

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Death Benefits

You decide the amount of life insurance protection
you need, now and in the future. Generally, we require a
minimum of $50,000.00 ($25,000.00 for policies with
policy dates prior to February 17, 2004) of coverage to
issue your policy. We may lower this minimum for
certain group, sponsored or corporate purchasers. The
amount of insurance coverage in effect on your policy
date is your initial coverage segment.	In the policy form the amount of insurance coverage you select is referred to as the “Face Amount.”

It may be to your economic advantage to include part of your insurance coverage under the Term Insurance Rider. See Important Information About the Term Insurance Rider, page 39.

Changes in the Amount of Your Insurance Coverage

Subject to certain limitations, you may change the amount of your insurance coverage. Changing the amount of your insurance coverage will generally not be allowed until after the first policy year. We reserve the right to limit a change in the amount of your insurance coverage during the first two policy years. The change will be effective on the next monthly processing date after we receive your written request or next monthly processing date after underwriting approval (if required), whichever is later.

There may be underwriting or other requirements that must be met before we will approve a change. After we approve your request to change the amount of insurance coverage under the policy, we will send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to our Customer Service Center so that we can make this change for you.

Increases in the amount of your insurance coverage must be at least $5,000.00 and may be permitted until age 80.

A requested increase in insurance coverage will cause a new coverage segment to be created. A coverage segment or segment is a block of insurance coverage. Once we create a new segment, it is permanent unless law requires differently.

Each new segment will have:

  A new surrender charge and surrender charge guideline factor;
  New cost of insurance charges, guaranteed and current;
  A new incontestability period;
  A new suicide exclusion period; and
  A new minimum premium.

In determining the net amount at risk for each coverage segment we allocate the policy value first to the initial segment and any excess to additional segments starting with the first.

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You may not decrease the amount of your insurance coverage below $50,000.00 ($25,000.00 for policies with policy dates prior to February 17, 2004). You cannot request a decrease in the amount of your insurance coverage more frequently than once every six months. Decreases in insurance coverage on policies with multiple coverage segments will be made in the following order:

(1)	From the most recent segment;

(2)	From the next more recent segments successively; and

(3)	From the initial segment.

Decreases in insurance coverage may result in:

  A shortened Death Benefit Guarantee period if the Term Insurance Rider is attached;
  Reduced minimum premium amounts; and
  Reduced cost of insurance charges.

Decreases in insurance coverage will not result in reduced surrender charges.

We reserve the right to not approve a requested change in your insurance coverage that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code. In addition, we may refuse to approve a requested change in your insurance coverage that would cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code without your prior written acknowledgment accepting your policy as a modified endowment contract. Decreasing the amount of insurance coverage under your policy could cause your policy to be considered a modified endowment contract. If this happens, prior and subsequent distributions from the policy (including loans) may be subject to adverse tax treatment. You should consult a qualified tax adviser before changing your amount of insurance coverage. See Modified Endowment Contracts, page 59.

Death Benefit Qualification Test

The death benefit proceeds are generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance. Your policy will meet this definition of life insurance provided that it meets the requirements of the guideline premium test.

The guideline premium test requires that premium payments do not exceed certain statutory limits and your death benefit is at least equal to your policy value multiplied by a factor defined by law. The guideline premium test provides for a maximum amount of premium in relation to the death benefit and a minimum amount of death benefit in relation to policy value. The factors for the guideline premium test can be found in Appendix A of this prospectus.

Certain changes to a policy that uses the guideline premium test may allow the payment of premium in excess of the statutory limits in order to keep the policy from lapsing. In this circumstance, any such excess premium will be allocated to the fixed account in order for the policy to continue to meet the federal income tax definition of life insurance.

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Death Benefit Options

There are two death benefit options available under the base policy. You choose the option you want when you apply for the policy, but you may change that choice after the second policy year.

Option 1. Under death benefit Option 1, before age 95
the base death benefit is the greater of the amount of
insurance coverage you have selected or your policy
value multiplied by the appropriate factor from the
definition of life insurance factors described in
Appendix A. Under this option your base death benefit
will remain level unless your policy value multiplied by
the appropriate factor described in Appendix A exceeds
the death benefit. In this case, your death benefit will
vary as the policy value varies.	In the policy form, death benefit “Option 1” is referred to as the “Level Amount Option” or “Option A” and death benefit “Option 2” is referred to as the “Variable Amount Option” or “Option B.”

Option 2. Under death benefit Option 2, before age 95
the base death benefit is the greater of the amount of
insurance coverage you have selected plus your policy
value or your policy value multiplied by the appropriate
factor from the definition of life insurance factors
described in Appendix A. Under this option your base
death benefit will vary as the policy value varies.

Unless you notify us in writing otherwise, at age 95 your policy value will automatically be applied to purchase fixed paid-up life insurance and your death benefit may change. See Paid-Up Life Insurance, page 54.

Which Death Benefit Option to Choose. If you are satisfied with the amount of your existing insurance coverage and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value and lower cost of insurance charges, you should choose Option 1. If you prefer to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should choose Option 2.

Changing Death Benefit Options. After the second policy year, you may change death benefit options.

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Changing your death benefit option may reduce or increase your insurance coverage but will not change the amount of your base death benefit. We may not approve a death benefit option change if it reduces the amount of insurance coverage below the minimum we require to issue your policy. On the effective date of your option change, your insurance coverage will change as follows:

Change	Change	Insurance Coverage Following the Change:
From:	To:

Option 1	Option 2	· Your insurance coverage before the change
minus your policy value as of the effective
date of the change.

Option 2	Option 1	· Your insurance coverage before the change
plus your policy value as of the effective date
of the change.

Your death benefit option change is effective on your next monthly processing date after we approve it.

After we approve your request, we send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to our Customer Service Center so that we can make this change for you.

If a death benefit option change causes the amount of insurance coverage to change, no new coverage segment(s) is (are) created. Instead, the size of each existing segment(s) is (are) changed. If you change death benefit options, there is no change to the amount of term insurance coverage if you have added the Term Insurance Rider to your policy.

Changing your death benefit option may have tax consequences. You should consult a qualified tax adviser before making changes.

Death Benefit Proceeds

After the insured person's death, if your policy is in force we pay the death benefit proceeds to the beneficiaries. The beneficiaries are the people you name to receive the death benefit proceeds from your policy. The death benefit proceeds are equal to:

  Your base death benefit; plus
  The amount of any rider benefits; minus
  Any outstanding policy loan and accrued loan interest; minus
  Any outstanding fees and charges incurred before the insured person's death.

The death benefit is calculated as of the insured person's death and will vary depending on the death benefit option you have chosen.

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Death Benefit Guarantee

The policy has a Death Benefit Guarantee which provides that the policy will not lapse even if the surrender value is not enough to pay the periodic fees and charges each month.

In general, the two most significant benefits of the Death Benefit Guarantee are:

  During the early policy years, the surrender value (even when supplemented by the sales charge refund) may not be enough to cover the periodic fees and charges due each month, so that the Death Benefit Guarantee may be necessary to avoid lapse of the policy. This occurs when the surrender charge exceeds the policy value in these years. Likewise, if you request an increase in the amount of your insurance coverage, an additional surrender charge will apply for the 15 years following the increase, which could create a similar possibility of lapse as exists during the early policy years; and
  To the extent the surrender value declines due to poor investment performance of the funds underlying the subaccounts of the variable account or due to an additional surrender charge after a requested increase in the amount of your insurance coverage, the surrender value may not be sufficient even in later policy years to cover the periodic fees and charges due each month. Accordingly, the Death Benefit Guarantee may be necessary in later policy years to avoid lapse of the policy.

The Death Benefit Guarantee is standard on every policy. It provides a guarantee that your policy will not lapse until the insured person reaches age 65 or for five policy years, if longer, provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments to the next monthly processing date. The guarantee period may be shorter if your policy is rated substandard or if you have added the Term Insurance Rider to your policy. There is no charge for this guarantee.

You should consider the following factors in relation to the Death Benefit Guarantee:

  The amount of the minimum premium for your policy will be set forth in your policy (see Premium Payments, page 22);
  The minimum premium for your policy is based on monthly rates that vary according to the insured person's gender, risk class and age;
  Even though you may pay less than the minimum premium amount, you may lose the significant protection provided by the Death Benefit Guarantee by doing so;
  A loan may cause the termination of this guarantee because we deduct your loan amount from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the guarantee in effect; and
  Even if the Death Benefit Guarantee terminates, your policy will not necessarily lapse (see Lapse, page 55).

We will notify you if on any monthly processing date you have not paid enough premium to maintain the Death Benefit Guarantee. This notice will show the amount of premium required to maintain this guarantee. If we do not receive the required premium payment within 61 days from the date of our notice, the Death Benefit Guarantee will terminate.

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Except by administrative practice during the first five policy years you cannot reinstate a terminated Death Benefit Guarantee. This practice may be discontinued at any time without prior notice.

Additional Insurance Benefits

Your policy may include additional insurance benefits, attached by rider. There are two types of riders:

  Those that provide optional benefits that you must select before they are effective; and
  Those that automatically come with the policy.

The following information does not include all of the terms and conditions of each rider, and you should refer to the rider to fully understand its benefits and limitations. We may offer riders not listed here. Not all riders may be available under your policy. Contact your agent/registered representative for a list of riders and their availability.

Optional Rider Benefits

The following riders may have an additional cost, but you may cancel optional riders at any time. Adding or canceling riders may have tax consequences. See Modified Endowment Contracts, page 59.

Accidental Death Benefit Rider. The Accidental Death Benefit Rider provides an additional insurance benefit if the insured person dies from an accidental injury before age 70. You may apply for this rider when you apply for the base policy or anytime after your policy is issued. The minimum amount of coverage under this rider is $5,000.00. The maximum amount of coverage is $300,000.00, but may be less depending on the age of the insured person.

You should consider the following when deciding whether to add the Accidental Death Benefit Rider to your policy:

  Subject to certain limits, you can increase the amount of coverage under this rider after the second policy year;
  You can decrease the amount of coverage under this rider after the second policy year;
  The minimum premium for this rider is based on monthly rates that vary according to the insured person's risk class and age;
  The current cost of insurance rates for this rider are different than those for the base policy (see Optional Rider Fees and Charges table, beginning on page 11);
  The policy's periodic fees and charges do not apply to coverage under this rider; and
  This rider does not have a surrender charge.

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Additional Insured Rider. The Additional Insured Rider provides ten-year, guaranteed level premium and level term coverage on the insured person or the insured person's spouse or children. You may apply for this rider when you apply for the base policy or anytime after your policy is issued. The minimum amount of coverage under this rider is $10,000.00.

You should consider the following when deciding whether to add the Additional Insured Rider to your policy:

  You cannot increase the amount of coverage under this rider after issue;
  You can decrease the amount of coverage under this rider after the second policy year;
  The minimum premium for this rider is based on monthly rates that vary according to the insured person's gender, risk class and age;
  The current cost of insurance rates for this rider are different than those for the base policy (see Optional Rider Fees and Charges table, beginning on page 11);
  The policy's periodic fees and charges do not apply to coverage under this rider; and
  This rider does not have a surrender charge.

Additionally, before age 75 you can convert the coverage under this rider to any other whole life policy we offer at the time. No evidence of insurability will be required for the new whole life policy, and the premiums and cost of insurance charges for this new policy will be based on the insured person's age at the time of conversion.

Children's Insurance Rider. The Children's Insurance Rider provides up to $10,000.00 of term life insurance coverage on the life of each of the insured person's children. You may add this rider when you apply for the base policy or anytime after your policy is issued. The maximum amount of coverage under this rider is $10,000.00. The minimum amount of coverage under this rider is $1,000.00.

You should consider the following when deciding whether to add the Children's Insurance Rider to your policy:

  Term coverage under this rider is available to age 25 of each child (or for 25 years from the issue date of this rider, if earlier);
  The current cost of insurance rates for this rider are different than those for the base policy (see Optional Rider Fees and Charges table, beginning on page 11);
  Subject to certain limits you may increase insurance coverage under this rider; and
  Decreases in the amount of insurance coverage under this rider are allowed, but at least six months must elapse between decreases.

Term Insurance Rider. The Term Insurance Rider provides an additional level term insurance benefit if the insured person dies before age 95. You may apply for this rider only when you apply for the base policy and the minimum amount of coverage under this rider is $100,000.00. The maximum amount of coverage under this rider is no more than three times the amount of insurance coverage selected under the base policy.

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You should consider the following when deciding whether to add the Term Insurance Rider to your policy:

  This rider is only available on policies dated on or after February 17, 2004;
  You cannot increase the amount of coverage under this rider after issue;
  You can decrease the amount of coverage under this rider after the first policy year;
  The minimum premium for this rider is based on monthly rates that very according to the insured person's gender, risk class and age;
  The current cost of insurance rates for this rider are generally less than those for the base policy (see Optional Rider Fees and Charges table, beginning on page 11);
  The policy's periodic fees and charges do not apply to coverage under this rider;
  This rider does not have a surrender charge; and
  Adding this rider will shorten the Death Benefit Guarantee period of the base policy.

Additionally, you can transfer your coverage under this rider to your base policy without evidence of insurability anytime after the tenth policy year if your base death benefit is equal to your policy value multiplied by the appropriate factor described in Appendix A. Cost of Insurance rates for this new coverage segment will be the same as the cost of insurance rates for the initial coverage segment. No surrender charge or monthly amount charge will apply to this new coverage segment of the base policy.

Important Information about the Term Insurance Rider

It may be to your economic advantage to include part of your insurance coverage under the Term Insurance Rider. Working with your agent, consider the following factors when deciding whether to include coverage under the Term Insurance Rider and in what proportion to the total amount of coverage under your policy.

Cost of Insurance and Other Fees and Charges. The cost of insurance rates and other fees and charges affect the value of your policy. The lower the cost of insurance and other fees and charges, the greater the policy's cash value. Accordingly, please be aware that:

  The current cost of insurance rates for coverage under the Term Insurance Rider are generally less than the current cost of insurance rates for coverage under the base policy;
  The guaranteed maximum cost of insurance rates for coverage under the Term Insurance Rider are generally more than the guaranteed maximum cost of insurance rates for coverage under the base policy; and
  Some policy fees and charges that apply to coverage under the base policy may not apply to coverage under the Term Insurance Rider.

Features and Benefits. Certain features and benefits are limited or unavailable if you have Term Insurance Rider coverage, including:

  Death Benefit Guarantees; and
  Cost of Living Rider Benefits.

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Compensation. We generally pay more compensation to your agent on premiums paid for coverage under the base policy than we do on premiums paid for coverage under the Term Insurance Rider. See Distribution of the Policy, page 72.

With these factors in mind, you should discuss with your agent/registered representative how the use of the Term Insurance Rider will affect the costs, benefits, features and performance of your policy. You should also review illustrations based on different combinations of base policy and Term Insurance Rider coverage so that you can decide what combination best meets your needs. The foregoing discussion does not contain all of the terms and conditions or limitations of coverage under the base policy or the Term Insurance Rider, and you should read them carefully to fully understand their benefits and limitations.

Waiver of Monthly Deduction Rider. Subject to certain limits, the Waiver of Monthly Deduction Rider provides that the policy's periodic fees and charges are waived while the insured person is totally disabled according to the terms of the rider. You may add this rider when you apply for the base policy or anytime after your policy is issued, but it may not be added after the insured person reaches age 55.

You should consider the following when deciding whether to add the Waiver of Monthly Deduction Rider to your policy:

  The current cost of insurance rates for this rider are different than those for the base policy (see Optional Rider Fees and Charges table, beginning on page 11); and
  If death benefit Option 1 is in effect at the end of the first six months of total disability, your death benefit option will automatically be changed to Option 2.

Your policy may contain either the Waiver of Monthly Deduction Rider or the Waiver of Specified Premium Rider, but not both. Also, you may not change from one of these riders to the other after your policy is issued.

Waiver of Specified Premium Rider. Subject to certain limits, the Waiver of Specified Premium Rider provides that a specified amount of premium will be credited to the policy each month while the insured person is totally disabled according to the terms of the rider. You may add this rider when you apply for the base policy or anytime after your policy is issued, but it may not be added after the insured person reaches age 55.

You should consider the following when deciding whether to add the Waiver of Specified Premium Rider to your policy:

  The current cost of insurance rates for this rider are different than those for the base policy (see Optional Rider Fees and Charges table, beginning on page 11);
  An increase in the specified premium or an increase in the amount of insurance coverage that results in an increase in specified premium, the new specified premium will be subject to underwriting approval; and
  You may not increase your insurance coverage while benefits are being paid under the terms of this rider.

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Your policy may contain either the Waiver of Monthly Specified Premium Rider or the Waiver of Monthly Deduction Rider, but not both. Also, you may not change from one of these riders to the other after your policy is issued.

Automatic Rider Benefits

The following rider benefits may come with your policy automatically, depending on your age and/or risk class. There may be an additional charge if you choose to exercise any of these rider benefits, and exercising the benefits may have tax consequences. See Rider Fees and Charges, page 28, and Accelerated Death Benefit Rider, page 41.

Accelerated Death Benefit Rider. Under certain circumstances, the Accelerated Death Benefit Rider allows you to accelerate payment of the eligible death benefit that we otherwise would pay upon the insured person's death. Generally, we will provide an accelerated benefit under this rider if the insured person has a terminal illness that will result in his or her death within 12 months, as certified by a physician. The accelerated benefit may not be more than 50.00% of the amount that would be payable at the death of the insured person, and the accelerated benefit will first be used to pay off any outstanding policy loans and interest due. The remainder of the accelerated benefit will be paid to you in a lump sum.

Consider the following when deciding whether to accelerate the death benefit under this rider:

  We assess an administrative charge of up to $300.00 when we pay the accelerated benefit (see Transaction Fees and Charges table, beginning on page 8);
  When we pay the accelerated benefit, we establish a lien against your policy equal to the amount of the accelerated benefit, plus the amount of the administrative charge, plus interest on the lien;
  Any subsequent death benefit proceeds payable under the policy will first be used to repay the lien;
  Withdrawals, loans and any other access to the policy value will be reduced by the amount of the lien;
  Accelerating the death benefit will not affect the amount of premium payable on the policy and any premiums required to keep the policy in force that are not paid by you will be added to the lien; and
  There may be tax consequences to requesting payment under this rider, and you should consult with a qualified tax adviser for further information.

Certain limitations and restrictions are described in the rider. Additionally, the benefit may vary by state. You should consult your agent/registered representative as to whether and to what extent the rider is available in your particular state and on any particular policy.

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Cost of Living Rider. The Cost of Living Rider provides optional increases in the amount of base insurance coverage on the life of the insured person every two years without evidence of insurability. Increases are based on increases in the cost of living as measured by the Consumer Price Index.

You should consider the following when deciding whether to accept a cost of living adjustment to your policy:

  On each date the amount of insurance increases under this rider, the periodic fees and charges under the policy will increase to account for the increased costs of insurance and the increased Waiver of Monthly Deduction Rider benefit, if applicable;
  The minimum premium for the Death Benefit Guarantee will increase, unless otherwise directed, on each date the amount of insurance increases under this rider; and
  If you choose not to accept a cost of living adjustment, this rider will automatically terminate as to future increases.

This benefit may vary by state. You should consult your agent/registered representative as to whether and to what extent the rider is available in your particular state and on any particular policy.

Policy Value

Your policy value equals the sum of your fixed account,
variable account and loan account values. Your policy
value reflects:
· The net premium applied to your policy;
· The fees and charges that we deduct;
· Any partial withdrawals you take;
· Interest earned on amounts allocated to the fixed
    account;
· The investment performance of the funds underlying
    the subaccounts of the variable account; and
· Interest earned on amounts held in the loan account.

Fixed Account Value

Your fixed account value equals the net premium you
allocate to the fixed account, plus interest earned, minus
amounts you transfer out or withdraw. It may be reduced
by fees and charges assessed against your policy value.
See The Fixed Account, page 20.	In the policy
form the
“policy value”
is referred to as
the
“Accumulation
Value,” the
“fixed account
value” is
referred to as
the “Fixed
Accumulation
Value” and the
“variable
account value”
is referred to as
the “Variable
Accumulation
Value.”

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Variable Account Value

Your variable account value equals your policy value attributable to amounts invested in the subaccounts of the variable account.

Determining Values in the Subaccounts. The value of the amount invested in each subaccount is measured by accumulation units and accumulation unit values. The value of each subaccount is the accumulation unit value for that subaccount multiplied by the number of accumulation units you own in that subaccount. Each subaccount has a different accumulation unit value.

The accumulation unit value is the value determined on each valuation date. The accumulation unit value of each subaccount varies with the investment performance of its underlying fund. It reflects:

  Investment income;
  Realized and unrealized gains and losses;
  Fund expenses (including fund redemption fees, if applicable); and
  Taxes, if any.

A valuation date is a date on which a fund values its shares and the New York Stock Exchange is open for business, except for days on which valuations are suspended by the SEC. Each valuation date ends at 4:00 p.m. Eastern time. We reserve the right to revise the definition of valuation date as needed in accordance with applicable federal securities laws and regulations.

You purchase accumulation units when you allocate premium or make transfers to a subaccount, including transfers from the loan account.

We redeem accumulation units:

  When amounts are transferred from a subaccount (including transfers to the loan account);
  For the monthly deduction of the periodic fees and charges from your variable account value;
  For policy transaction fees;
  When you take a partial withdrawal;
  If you surrender your policy; and
  To pay the death benefit proceeds.

To calculate the number of accumulation units purchased or sold we divide the dollar amount of your transaction by the accumulation unit value for the subaccount calculated at the close of business on the valuation date of the transaction.

The date of a transaction is the date we receive your premium or transaction request at our Customer Service Center, so long as the date of receipt is a valuation date. We use the accumulation unit value that is next calculated after we receive your premium or transaction request and we use the number of accumulation units attributable to your policy on the date of receipt.

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We deduct the periodic fees and charges each month from your variable account value on the monthly processing date. If your monthly processing date is not a valuation date, the monthly deduction is processed on the next valuation date.

The value of amounts allocated to the subaccounts goes up or down depending on the investment performance of the corresponding funds. There is no guaranteed minimum value of amounts invested in the subaccounts of the variable account.

How We Calculate Accumulation Unit Values. We determine the accumulation unit value for each subaccount on each valuation date.

We generally set the accumulation unit value for a subaccount at $10.00 when the subaccount is first opened. After that, the accumulation unit value on any valuation date is:

  The accumulation unit value for the preceding valuation date; multiplied by
  The subaccount's accumulation experience factor for the valuation period.

Every valuation period begins at 4:00 p.m. Eastern time on a valuation date and ends at 4:00 p.m. Eastern time on the next valuation date. We reserve the right to revise the definition of valuation date as needed in accordance with applicable federal securities laws and regulations.

We calculate an accumulation experience factor for each subaccount every valuation date as follows:

  We take the net asset value of the underlying fund shares as reported to us by the fund managers as of the close of business on that valuation date;
  We add dividends or capital gain distributions declared and reinvested by the fund during the current valuation period;
  We subtract a charge for taxes, if applicable; and
  We divide the resulting amount by the net asset value of the shares of the underlying fund at the close of business on the previous valuation date.
Loan Account Value

When you take a loan from your policy we transfer your
loan amount to the loan account as collateral for your
loan. Your loan amount includes interest payable in
advance to the next policy anniversary. The loan account
is part of our general account and we charge interest on
amounts held in the loan account. Your loan account
value is equal to your outstanding loan amount plus any
interest credited on the loan account value. See Loans,
page 45.	In the policy form the “loan account value” is referred to as the “Loan Amount.”

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Special Features and Benefits

Loans

You may borrow money from us by using your policy as collateral for the loan. We reserve the right to limit borrowing during the first policy year. Unless state law requires otherwise, a new loan amount must be at least $500.00, and the amount you may borrow is limited to 90.00% (75.00% for policies with policy dates prior to February 17, 2004) of the surrender value of your policy. After age 65, we currently allow you to borrow 100.00% of the surrender value. If your policy is in force as paid-up life insurance, the amount you may borrow is limited to the surrender value as of the next policy anniversary.

When you take a loan, we transfer an amount equal to your loan to the loan account. The loan account is part of our general account specifically designed to hold collateral for policy loans and interest.

Your loan request must be directed to our Customer Service Center. When you request a loan you may specify the investment options from which the loan collateral will be taken. If you do not specify the investment options, the loan collateral will be taken proportionately from each active investment option you have, including the fixed account.

If you request an additional loan, we add the new loan amount to your existing loan. This way, there is only one loan outstanding on your policy at any time.

Loan Interest. We credit amounts held in the loan account with interest. For policies with policy dates on or after February 17, 2004, we credit interest at a current annual rate of 3.00% (guaranteed not to be less than 3.00%) . For policies with policy dates prior to February 17, 2004, the current annual interest rate is 5.50% (guaranteed not to be less than 4.00%) . Interest we credit is allocated to the subaccounts and fixed account in the same proportion as your current premium allocation unless you tell us otherwise.

We also charge interest on loans. Interest is payable in advance and for policies with policy dates prior to February 17, 2004, the annual interest rate charged is 7.40% . For policies with policy dates on or after February 17, 2004, the annual interest rate charged is 4.76% .

After the tenth policy year, the annual interest rate that we charge will be reduced for that portion of the loan amount that is not greater than:

  Your variable account value plus your fixed account value; minus
  The sum of all premiums paid minus all partial withdrawals.

Loans with this reduced interest rate are preferred loans. For policies with policy dates prior to February 17, 2004, the reduced annual interest rate may change at any time but is guaranteed not to exceed 5.21% . For policies with policy dates on or after February 17, 2004, the reduced annual interest rate charged is currently 2.91% but is guaranteed not to exceed 3.38% .

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Interest is payable in advance at the time you take any loan (for the rest of the policy year) and at the beginning of each policy year thereafter (for the entire policy year). If you do not pay the interest when it is due, we add it to your loan account balance.

We will refund to you any interest we have not earned if:

  Your policy lapses;
  You surrender your policy; or
  You repay your loan.

Loan Repayment. You may repay your loan at any time before the insured person's age 95. However, unless you tell us otherwise we will treat amounts received as premium payments and not loan repayments. You must tell us if you want a premium payment to go towards repaying your loan.

When you make a loan repayment, we transfer an amount equal to your payment from the loan account to the subaccounts and fixed account in the same proportion as your current premium allocation, unless you tell us otherwise.

Effects of a Policy Loan. Using your policy as collateral for a loan will effect your policy in various ways. You should carefully consider the following before taking a policy loan:

  If you do not make loan repayments your policy could lapse because your surrender value may not be enough to pay your fees and charges each month;
  A loan may cause the termination of the Death Benefit Guarantee because we deduct your loan amount from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the Death Benefit Guarantee in effect;
  Taking a loan reduces your opportunity to participate in the investment performance of the subaccounts and the interest guarantees of the fixed account;
  Accruing loan interest will change your policy value as compared to what it would have been if you did not take a loan;
  Even if you repay your loan, it will have a permanent effect on your policy value;
  If you do not repay your loan we will deduct any outstanding loan account value from amounts payable under the policy; and
  Loans may have tax consequences and if your policy lapses with a loan outstanding, you may have further tax consequences. See Distributions Other than Death Benefits, page 59.

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Transfers

You currently may make an unlimited number of transfers of your variable account value between the subaccounts and to the fixed account. (Transfers to or from the fixed account are not available for policies issued in New Jersey.) Transfers are subject to any conditions or limits that we or the funds whose shares are involved may impose, including:

  You may generally not make transfers until after the fifteenth day following your policy date (see Allocation of Net Premium, page 23);
  We reserve the right to limit you to four transfers each policy year;
  Although we currently do not impose a charge for transfers, we reserve the right to charge up to $25.00 for each transfer; and
  We may impose the transfer charge, limit the number of transfers each policy year, restrict or refuse transfers because of frequent or disruptive transfers, as described below.

Any conditions or limits we impose on transfers between the subaccounts or to the fixed account will generally apply equally to all policy owners. However, we may impose different conditions or limits on policy owners or third parties acting on behalf of policy owners, such as market timing services, who violate our excessive trading policy. See Limits on Frequent or Disruptive Transfers page 49.

Transfers from the fixed account to the subaccounts of the variable account are subject to the following additional restrictions:

  Only one transfer is permitted each policy year, and you may only make this transfer within 30 days of the anniversary of your policy date;
  You may only transfer up to 50.00% of your fixed account value unless the balance, after the transfer, would be less than $1,000.00 in which event you may transfer your full fixed account value; and
  Your transfer must be at least the lesser of $500.00 or your total fixed account value.

We reserve the right to liberalize these restrictions on transfers from the fixed account, depending on market conditions. Any such liberalization will generally apply equally to all policy owners. However, we may impose different restrictions on third parties acting on behalf of policy owners, such as market timing services.

We process all transfers and determine all values in connection with transfers on the valuation date we receive your request in good order except as described below for the dollar cost averaging or automatic rebalancing programs.

Dollar Cost Averaging. Anytime your policy value less the loan account value is at least $5,000.00 and the amount of your insurance coverage is at least $100,000.00 you may elect dollar cost averaging.

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Dollar cost averaging is a long-term investment program through which you direct us to automatically transfer at regular intervals a specific dollar amount from any of the subaccounts to one or more of the other subaccounts or to the fixed account. We do not permit transfers from the fixed account under this program. You may request that the dollar cost averaging transfers occur on a monthly, quarterly, semi-annual or annual basis. You may discontinue this program at any time. Although we currently do not charge for this feature, we reserve the right to impose a charge in the future.

This systematic plan of transferring policy values is intended to help reduce the risk of investing too much when the price of a fund's shares is high. It also helps reduce the risk of investing too little when the price of a fund's shares is low. Because you transfer the same dollar amount to the subaccounts each period, you purchase more units when the unit value is low and you purchase fewer units when the unit value is high.

Dollar cost averaging does not assure a profit nor does it protect you against a loss in a declining market.

You may discontinue your dollar cost averaging program at any time. We reserve the right to discontinue, modify or suspend this program, and dollar cost averaging will automatically terminate if:

  We receive a request to begin an automatic rebalancing program;
  The policy is in the grace period on any date when dollar cost averaging transfers are scheduled; or
  The specified transfer amount from any subaccount is more than the variable account value in that subaccount.

Automatic Rebalancing. Anytime your policy value less the loan account value is at least $10,000.00 and the amount of your insurance coverage is at least $200,000.00 you may elect automatic rebalancing. Automatic rebalancing is a program for simplifying the process of asset allocation and maintaining a consistent allocation of your variable and fixed account values among your chosen investment options. Although we currently do not charge for this feature, we reserve the right to impose a charge in the future.

If you elect automatic rebalancing, we periodically transfer amounts among the investment options to match the asset allocation percentages you have chosen. This action rebalances the amounts in the investment options that do not match your set allocation percentages. This mismatch can happen if an investment option outperforms another investment option over the time period between automatic rebalancing transfers.

Automatic rebalancing does not assure a profit nor does it protect you against a loss in a declining market.

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You may discontinue your automatic rebalancing program at any time. We reserve the right to discontinue, modify or suspend this program, and automatic rebalancing will automatically terminate if:

  We receive a request to transfer policy values among the investment options;
  We receive a request to begin a dollar cost averaging program;
  The policy is in the grace period on any date when automatic rebalancing transfers are scheduled; or
  The sum of your variable and fixed account values is less than $7,500.00 on any date when automatic rebalancing transfers are scheduled.
  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the fund’s ability to provide maximum investment return to all policy owners.

Limits on Frequent or Disruptive Transfers

The policy is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the policy.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

  Meets or exceeds our current definition of Excessive Trading, as defined below; or
  Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:

  More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or
  Six round-trips involving the same fund within a rolling twelve month period.

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The following transactions are excluded when determining whether trading activity is excessive:

  Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
  Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;
  Purchases and sales of fund shares in the amount of $5,000.00 or less;
  Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
  Transactions initiated by us, another member of the ING family of companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (VRU), telephone calls to the ING Customer Service Center or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

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Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

Except as noted below with respect to Paul M. Prusky, we do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of policy owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all policy owners or, as applicable, to all policy owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

From late 2003 to 2008, we were engaged in litigation with Paul M. Prusky (“Prusky”), and others, regarding a 1998 agreement between Prusky and ReliaStar. Under the agreement, Prusky, through a profit-sharing plan, engaged in frequent electronic trading between subaccounts available through certain ReliaStar variable life insurance policies (“market timing”). Beginning in late 2003, ReliaStar refused to accept electronic trading instructions from Prusky because of violations of our Excessive Trading Policy.

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On January 5, 2007, the United States District Court for the Eastern District of Pennsylvania (the “Federal Court”) ordered ReliaStar to accept and effect Prusky’s subaccount transfer instructions electronically “without limitation as to the number of transfer instructions so long as those transfers are not explicitly barred by a specific condition imposed by the fund in which the subaccount is invested.” (Order Granting in Part Summary Judgment, Paul M. Prusky, et al. v. ReliaStar Life Insurance Company, Civil Action No. 03-6196, Jan. 5, 2007, and Order Denying Defendant’s Motion for Clarification, dated January 12, 2007 (“Order”)). In light of the Order, we must accept and effect Prusky’s electronic transfer instructions.

When issuing the Order, the Federal Court did state that we could enforce conditions and/or restrictions on trading imposed by the funds in which the ReliaStar subaccounts invest. (Memorandum Accompanying the Order, at pp. 9-10.) We will enforce all such fund-imposed conditions and/or restrictions consistent with the Order and the judgment of the Federal Court in a related matter.

Prusky’s ReliaStar policies include subaccounts which invest in all the same funds as are available through this policy. The prospectus for each fund describes restrictions imposed by the fund to prevent or minimize frequent trading.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the policy. Policy owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the company is required to share information regarding policy owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about policy owner transactions, this information may include personal policy owner information, including names and social security numbers or other tax identification numbers.

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As a result of this information sharing, a fund company may direct us to restrict a policy owner’s transactions if the fund determines that the policy owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of premium or policy value to the fund or all funds within the fund family.

Conversion to a Guaranteed Policy

During the first two policy years and the first two years after an increase in the amount of your insurance coverage, you may permanently convert your policy or the requested increase in insurance coverage to a guaranteed policy, unless state law requires differently. If you elect to make this change, unless state law requires that we issue to you a new guaranteed policy, we will permanently transfer the amounts you have invested in the subaccounts of the variable account to the fixed account and allocate all future net premium to the fixed account. After you exercise this right you may not allocate future premium payments or make transfers to the subaccounts of the variable account. We do not charge for this change. Contact our Customer Service Center or your agent/registered representative for information about the conversion rights available in your state.

Partial Withdrawals

Beginning in the second policy year you may withdraw part of your policy's surrender value. For policies with policy dates on or after February 17, 2004, 12 partial withdrawals are allowed each policy year after the tenth policy year. A partial withdrawal must be at least $500.00. In policy years two through 15 you may not withdraw more than 20.00% of your surrender value.

We currently charge $10.00 for each partial withdrawal, but we reserve the right to charge up to $25.00 for each partial withdrawal. See Partial Withdrawal Fee, page 25.

Unless you specify a different allocation, we will take partial withdrawals from the fixed account and the subaccounts of the variable account in the same proportion that your value in each has to your policy value on the monthly processing date. We will determine these proportions at the end of the valuation period during which we receive your partial withdrawal request. For purposes of determining these proportions, we will not include any outstanding loan account value.

Unless you request otherwise, proceeds from a partial withdrawal generally will be paid into an interest bearing account that you can access, without penalty, through a checkbook feature. See Transaction Processing, page 68.

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Effects of a Partial Withdrawal. We will reduce the policy value by the amount of a partial withdrawal. We will also reduce the death benefit by an amount equal to the factor from the definition of life insurance factors described in Appendix A multiplied by the amount of the partial withdrawal. A partial withdrawal may also cause the termination of the Death Benefit Guarantee because we deduct the amount of the partial withdrawal from the total premiums paid when calculating whether you have paid sufficient premiums in order to maintain the Death Benefit Guarantee.

If death benefit Option 1 is in effect, we will decrease the amount of insurance coverage by the amount of a partial withdrawal. Decreases in insurance coverage on policies with multiple coverage segments will be made in the following order:

(1)	From the most recent segment;

(2)	From the next more recent segments successively; and

(3)	From the initial segment.

Therefore, partial withdrawals may affect the way in which the cost of insurance is calculated and the amount of pure insurance protection under the policy. See Cost of Insurance, page 27.

If death benefit Option 2 is in effect, a partial withdrawal will not affect the amount of insurance coverage.

We will not allow a partial withdrawal if the amount of insurance coverage after the withdrawal would be less than $50,000.00 ($25,000.00 for policies with policy dates prior to February 17, 2004).

A partial withdrawal may have tax consequences depending on the circumstances of such withdrawal. See Tax Status of the Policy, page 58.

Paid-Up Life Insurance

You may elect, at any time before the insured person's age 95, to apply the surrender value to purchase fixed paid up life insurance. However, if the insured is alive at age 95, the surrender value will, unless we are notified in writing otherwise, be automatically applied to purchase fixed paid-up life insurance. The amount by which any paid up insurance will exceed the surrender value cannot be greater than the amount by which the death benefit exceeds the policy value. Any surrender value not used to purchase paid-up life insurance will be paid to you in cash and treated as a partial distribution for federal income tax purposes.

If your policy is continued in force as fixed paid-up life insurance:

  The surrender value is transferred to the fixed account;
  You cannot pay additional premiums;
  You cannot take any partial withdrawals; and
  We will not deduct any further periodic fees and charges.

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Applying your policy's surrender value to purchase paid up insurance may have tax consequences. See Tax Status of the Policy, page 58.

Termination of Coverage

Your insurance coverage will continue under the policy until you surrender your policy or it lapses.

Surrender

You may surrender your policy for its surrender value
any time after the free look period while the insured
person is alive. Your surrender value is your policy value
minus any surrender charge, loan amount and unpaid
fees and charges.
You may take your surrender value in other than one
payment.	In the policy form the “surrender value” is referred to as the “Cash Surrender Value.”

We compute your surrender value as of the valuation date we receive your written surrender request and policy at our Customer Service Center. All insurance coverage ends on the date we receive in good order your surrender request and policy.

Unless you request otherwise, we will deposit your surrender value into an interest bearing account that you can access, without penalty, through a checkbook feature. See Transaction Processing, page 68.

Surrender of your policy may have adverse tax consequences. See Distributions Other than Death Benefits, page 59.

Lapse

Your policy will not lapse and your insurance coverage under the policy will continue if on any monthly processing date:

  The Death Benefit Guarantee is in effect; or
  Your surrender value is enough to pay the periodic fees and charges when due.

Grace Period. If on a monthly processing date you do not meet either of these conditions, your policy will enter the 61-day grace period during which you must make a sufficient premium payment to avoid having your policy lapse and insurance coverage terminate.

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We will notify you that your policy is in a grace period at least 30 days before it ends. We will send this notice to you (and a person to whom you have assigned your policy) at your last known address in our records. We will notify you of the premium payment necessary to prevent your policy from lapsing. This amount generally equals the past due charges, plus the estimated periodic fees and charges and charges of any optional rider benefits for the next two months. If we receive payment of the required amount before the end of the grace period, we apply it to your policy in the same manner as your other premium payments, and then we deduct the overdue amounts from your policy value.

If you do not pay the full amount within the 61-day grace period, your policy and its riders will lapse without value. We withdraw your remaining variable and fixed account values, deduct amounts you owe us and inform you that your coverage has ended.

If the insured person dies during the grace period, we do pay death benefit proceeds to your beneficiaries with reductions for your loan amount and periodic fees and charges owed.

During the early policy years your surrender value (even when supplemented by the sales charge refund) will generally not be enough to cover the periodic fees and charges each month, and you will generally need to pay at least the minimum premium amount (to maintain the Death Benefit Guarantee) for the policy not to lapse.

If your policy lapses, any distribution of policy value may be subject to current taxation. See Distributions Other than Death Benefits, page 59.

Reinstatement

Reinstatement means putting a lapsed policy back in force. You may reinstate a lapsed policy by written request any time within five years after it has lapsed. A policy that was surrendered may not be reinstated.

To reinstate the policy and available riders, you must submit evidence of insurability satisfactory to us and pay a premium large enough to keep the policy and any rider benefits in force for at least two months. If you had a policy loan existing when coverage lapsed, unless directed otherwise we will reinstate it with accrued loan interest to the date of lapse.

When a policy is reinstated, unless otherwise directed by you we will allocate the net premium received to the subaccounts of the variable account and the fixed account according to the premium allocation instructions in effect at the start of the grace period. Your account value on the reinstatement date will equal:

• The account value at the end of the grace period; plus

• The net premium paid on reinstatement; minus

• Any unpaid fees and charges through the end of the grace period.

A lapsed Death Benefit Guarantee cannot, unless otherwise allowed under state law, be reinstated after the fifth policy year.

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A policy that lapses and is reinstated more than 90 days after lapsing may be classified as a modified endowment contract for tax purposes. You should consult with a qualified adviser to determine whether reinstating a lapsed policy will cause it to be classified as a modified endowment contract. See Modified Endowment Contracts, page 59.

TAX CONSIDERATIONS

The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover federal estate, gift and generation-skipping tax implications, state and local taxes or other tax situations. We have written this discussion to support the promotion and marketing of our products and we do not intend it as tax advice. This summary is not intended to and cannot be used to avoid any tax penalties that may be imposed upon you. Counsel or other qualified tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (“IRS”).

The following discussion generally assumes that the policy will qualify as a life insurance contract for federal tax purposes.

Tax Status of the Company

We are taxed as a life insurance company under the Internal Revenue Code. The variable account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the company. We automatically apply investment income and capital gains attributable to the variable account to increase reserves under the policy. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to us. In addition, any foreign tax credits or deductions attributable to the variable account will first be used to reduce any income taxes imposed on the variable account before being used by the company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the variable account and we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or their interpretation result in our being taxed on income or gains attributable to the variable account, then we may impose a charge against the variable account (with respect to some or all of the policies) to set aside provisions to pay such taxes.

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Tax Status of the Policy

This policy is designed to qualify as a life insurance contract under the Internal Revenue Code. All terms and provisions of the policy shall be construed in a manner that is consistent with that design. In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a policy must satisfy certain requirements that are set forth in Section 7702 of the Internal Revenue Code. Specifically, the policy must meet the requirements of the guideline premium test. See Death Benefit Qualification Test, page 33. If your variable life policy does not satisfy this test, it will not be treated as life insurance under Internal Revenue Code 7702. You would then be subject to federal income tax on your policy income as you earn it. While there is very little guidance as to how these requirements are applied, we believe it is reasonable to conclude that our policies satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we will take appropriate and reasonable steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions or modify your policy in order to do so. See Tax Treatment of Policy Death Benefits, page 59. If we return premium in order to bring your policy into compliance with the requirements of Section 7702, it will be refunded on a last-in, first-out basis and may be taken from the investment options in which your policy value is allocated based on your premium allocation in effect.

Diversification and Investor Control Requirements

In addition to meeting the Internal Revenue Code Section 7702 guideline premium test, Internal Revenue Code Section 817(h) requires investments within a separate account, such as our variable account, to be adequately diversified. The Treasury has issued regulations that set the standards for measuring the adequacy of any diversification, and the Internal Revenue Service has published various revenue rulings and private letter rulings addressing diversification issues. To be adequately diversified, each subaccount and its corresponding fund must meet certain tests. If these tests are not met, your variable life policy will not be adequately diversified and not treated as life insurance under Internal Revenue Code Section 7702. You would then be subject to federal income tax on your policy income as you earn it. Each subaccount's corresponding fund has represented that it will meet the diversification standards that apply to your policy. Accordingly, we believe it is reasonable to conclude that the diversification requirements have been satisfied. If it is determined, however, that your variable life policy does not satisfy the applicable diversification regulations, we will take appropriate and reasonable steps to bring your policy into compliance with such regulations and we reserve the right to modify your policy as necessary in order to do so.

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In certain circumstances, owners of a variable life insurance policy have been considered, for federal income tax purposes, to be the owners of the assets of the variable account supporting their policies, due to their ability to exercise investment control over such assets. When this is the case, the policy owners have been currently taxed on income and gains attributable to the variable account assets. Your ownership rights under your policy are similar to, but different in some ways from those described by the IRS in rulings in which it determined that policy owners are not owners of variable account assets. For example, you have additional flexibility in allocating your premium payments and your policy values. These differences could result in the IRS treating you as the owner of a pro rata share of the variable account assets. We do not know what standards will be set forth in the future, if any, in Treasury regulations or rulings. We reserve the right to modify your policy, as necessary, to try to prevent you from being considered the owner of a pro rata share of the variable account assets, or to otherwise qualify your policy for favorable tax treatment.

Tax Treatment of Policy Death Benefits

The death benefit, or an accelerated death benefit, under a policy is generally excludable from the gross income of the beneficiary(ies) under Section 101(a)(1) of the Internal Revenue Code. However, there are exceptions to this general rule. Additionally, ownership and beneficiary designations, including change of either, may have consequences under federal, state and local income, estate, inheritance, gift, generation-skipping and other tax laws. The individual situation of each policy owner or beneficiary will determine the extent, if any, of those taxes and you should consult a qualified tax adviser.

Distributions Other than Death Benefits

Generally, the policy owner will not be taxed on any of the policy value until there is a distribution. When distributions from a policy occur, or when loan amounts are taken from or secured by a policy, the tax consequences depend on whether or not the policy is a “modified endowment contract.”

Modified Endowment Contracts

Under the Internal Revenue Code, certain life insurance contracts are classified as “modified endowment contracts” and are given less favorable tax treatment than other life insurance contracts. Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether or not it is classified as a modified endowment contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums we receive during the first seven policy years. Certain changes in a policy after it is issued, such as reduction or increase in benefits or policy reinstatement, could also cause it to be classified as a modified endowment contract or increase the period during which the policy must be tested. A current or prospective policy owner should consult with a qualified adviser to determine whether or not a policy transaction will cause the policy to be classified as a modified endowment contract.

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If a policy becomes a modified endowment contract, distributions that occur during the policy year will be taxed as distributions from a modified endowment contract as described below. In addition, distributions from a policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Additionally, all modified endowment contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the policy owner's income when a taxable distribution occurs.

Once a policy is classified as a modified endowment contract, the following tax rules apply both prospectively and to any distributions made in the prior two years:

  All distributions other than death benefits, including distributions upon surrender and withdrawals, from a modified endowment contract will be treated first as distributions of gain, if any, and are taxable as ordinary income. Amounts will be treated as tax-free recovery of the policy owner's investment in the policy only after all gain has been distributed. The amount of gain in the policy will be equal to the difference between the policy's value determined without regard to any surrender charges, and the investment in the policy;
  Loan amounts taken from or secured by a policy classified as a modified endowment contract, and also assignments or pledges of such a policy (or agreements to assign or pledge such a policy), are treated first as distributions of gain, if any, and are taxable as ordinary income. Amounts will be treated as tax-free recovery of the policy owner’s investment in the policy only after all gain has been distributed; and
  A 10.00% additional income tax penalty may be imposed on the distribution amount subject to income tax. This tax penalty generally does not apply to a policy owned by an individual where the distributions are (a) made on or after the date on which the taxpayer attains age 59½; (b) attributable to the taxpayer becoming disabled (as defined in the Internal Revenue Code); or (c) part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. Consult a qualified tax adviser to determine whether or not you may be subject to this penalty tax.

If we discover that your policy has inadvertently become a modified endowment contract, unless you have indicated otherwise, we will assume that you do not want it to be classified as a modified endowment contract and attempt to fix this by refunding any excess premium with related interest. The excess gross premium will be refunded on a last-in, first-out basis and may be taken from the investment options in which your policy value is allocated based on your premium allocation in effect.

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Policies That Are Not Modified Endowment Contracts

Distributions other than death benefits from a policy that is not classified as a modified endowment contract are generally treated first as a recovery of the policy owner's investment in the policy. Only after the recovery of all investment in the policy is there taxable income. However, certain distributions made in connection with policy benefit reductions during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax. Consult a qualified tax adviser to determine whether or not any distributions made in connection with a reduction in policy benefits will be subject to tax.

Loan amounts from or secured by a policy that is not a modified endowment contract are generally not taxed as distributions. Finally, neither distributions from, nor loan amounts from or secured by, a policy that is not a modified endowment contract are subject to the 10.00% additional income tax penalty.

Investment in the Policy

Your investment in the policy is generally the total of your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax free.

Other Tax Matters Policy Loans

In general, interest on a policy loan will not be deductible. A limited exception to this rule exists for certain interest paid in connection with certain “key person” insurance. You should consult a qualified tax adviser to determine whether you qualify under this exception.

Moreover, the tax consequences associated with a preferred loan (preferred loans are loans where the interest rate charged is less than or equal to the interest rate credited) available in the policy are uncertain. Before taking out a policy loan, you should consult a qualified tax adviser as to the tax consequences.

If a loan from a policy is outstanding when the policy other than a modified endowment contract is surrendered or lapses, then the amount of the outstanding indebtedness will be added to the amount treated as a distribution from the policy and will be taxed accordingly. If your policy has large outstanding policy loans, you may have to choose between paying high premiums to keep the policy from lapsing and paying significant income tax of you allow the policy to lapse.

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Accelerated Death Benefit Rider

The payments under the Accelerated Death Benefit Rider are intended to be fully excludable from the gross income of the recipient if the recipient is the insured under the policy, or is an individual who has no business or financial connection with the insured. (See Accelerated Death Benefit Rider, page 41, for more information about this rider.) However, you should consult a qualified tax adviser about the consequences of adding this rider to a policy or requesting payment under this rider.

Continuation of a Policy

The tax consequences of continuing the policy after an insured person reaches age 100 are unclear. For example, in certain situations it is possible that after an insured person reaches age 100, the IRS could treat you as being in constructive receipt of the policy value if the policy value becomes equal to the death benefit. If this happens, an amount equal to the excess of the policy value over the investment in the policy would be includible in your income at that time. Because we believe the policy will continue to constitute life insurance at that time and the IRS has not issued any guidance on this issue, we do not intend to tax report any earnings due to the possibility of constructive receipt in this circumstance. You should consult a qualified tax adviser if you intend to keep the policy in force after an insured person reaches age 100.

Section 1035 Exchanges

Internal Revenue Code Section 1035 provides, in certain circumstances, that no gain or loss will be recognized on the exchange of one life insurance policy solely for another life insurance policy or an endowment, annuity or qualified long term care contract. Special rules and procedures apply to Section 1035 exchanges. These rules can be complex, and if you wish to take advantage of Section 1035, you should consult your qualified tax adviser.

Tax-exempt Policy Owners

Special rules may apply to a policy that is owned by a tax-exempt entity. Tax-exempt entities should consult a qualified tax adviser regarding the consequences of purchasing and owning a policy. These consequences could include an effect on the tax-exempt status of the entity and the possibility of the unrelated business income tax.

Tax Law Changes

Although the likelihood of legislative action or tax reform is uncertain, there is always the possibility that the tax treatment of the policy could be changed by legislation or other means. It is also possible that any change may be retroactive (that is, effective before the date of the change). You should consult a qualified tax adviser with respect to legislative developments and their effect on the policy.

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Policy Changes to Comply with the Law

So that your policy continues to qualify as life insurance under the Internal Revenue Code, we reserve the right to return or refuse to accept all or part of your premium payments or to change your death benefit. We may reject any policy request, including a partial withdrawal request if it would cause your policy to fail to qualify as life insurance or would cause us to return premium to you. We also may make changes to your policy or its riders or make distributions from your policy to the degree that we deem necessary to qualify your policy as life insurance for tax purposes. Any increase in your death benefit will cause an increase in your cost of insurance charges.

Policy Use in Various Plans and Arrangements

The policy is not available for sale to and cannot be acquired with funds that are assets of (i) an employee benefit plan as defined in Section 3(3) of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and that is subject to Title I of ERISA; (ii) a plan described in Section 4975(e)(1) of the Internal Revenue Code; or (iii) an entity whose underlying assets include plan assets by reason of the investment by an employee benefit plan or other plan in such entity within the meaning of 29 C.F.R. Section 2510.3 -101 or otherwise.

Policy owners may use the policy in various other arrangements, including:

  Non-qualified deferred compensation or salary continuance plans;
  Split dollar insurance arrangements;
  Executive bonus plans;
  Retiree medical benefit plans; and
  Other plans or arrangements.

The tax consequences of these plans and arrangements may vary depending on the particular facts and circumstances of each arrangement. If you want to use your policy with any of these various arrangements, you should consult a qualified tax adviser regarding the tax issues of your particular arrangement.

Life Insurance Owned by Businesses

Congress has enacted rules relating to life insurance owned by businesses. For example, in the case of a policy issued to a nonnatural taxpayer, or held for the benefit of such an entity, a portion of the taxpayer's otherwise deductible interest expenses may not be deductible as a result of ownership of a policy even if no loans are taken under the policy. (An exception to this rule is provided for certain life insurance contracts that cover the life of an individual who is a 20.00% owner, or an officer, director, or employee of a trade or business.) In addition, in certain instances, a portion of the death benefit payable under an employer-owned policy may be taxable. As another example, special rules apply if a business is subject to the alternative minimum tax. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a qualified tax adviser.

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Income Tax Withholding

The IRS requires us to withhold income taxes from any portion of the amounts individuals receive in a taxable transaction. However, if you reside in the U.S., we generally do not withhold income taxes if you elect in writing not to have withholding apply. If the amount withheld for you is insufficient to cover income taxes, you will have to pay additional income taxes and possibly penalties later. We will also report to the IRS the amount of any taxable distributions.

Life Insurance Purchases by Non-Resident Aliens

If you are not a U.S. citizen or resident, you will generally be subject to U.S. Federal withholding tax on taxable distributions from life insurance policies at a 30.00% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes imposed by your country of citizenship or residence. You should consult a qualified tax adviser before purchasing a policy.

Ownership and Beneficiary Designations

Ownership and beneficiary designations, including change of either, may have consequences under federal, state and local income, estate, inheritance, gift, generation-skipping and other tax laws. The individual situation of each policy owner or beneficiary will determine the extent, if any, of these taxes and you should consult a qualified tax adviser.

Fair Value of Your Policy

It is sometimes necessary for tax and other reasons to determine the “value” of your policy. The value can be measured differently for different purposes. It is not necessarily the same as the Account Value or the Net Account Value. You should consult a qualified tax adviser for guidance as to the appropriate methodology for determining the fair market value of your policy.

You should consult qualified legal or tax advisers for complete information on federal, state, local and other tax considerations.

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ADDITIONAL INFORMATION

General Policy Provisions

Your Policy

The policy is a contract between you and us and is the combination of:

  Your policy;
  A copy of your original application and applications for benefit increases or decreases;
  Your riders;
  Your endorsements;
  Your policy schedule pages; and
  Your reinstatement applications.

If you make a change to your coverage, we give you a copy of your changed application and new policy schedules. If you send your policy to us, we attach these items to your policy and return it to you. Otherwise, you need to attach them to your policy.

Unless there is fraud, we consider all statements made in an application to be representations and not guarantees. We use no statement to deny a claim, unless it is in an application.

A president or other officer of our company and our secretary or assistant secretary must sign all changes or amendments to your policy. No other person may change its terms or conditions.

Age

We issue your policy at the insured person's age (stated in your policy schedule) based on the last birthday as of the policy date. On the policy date, the insured person can generally be no more than age 80.

We often use age to calculate rates, charges and values. We determine the insured person's age at a given time by adding the number of completed policy years to the age calculated at issue and shown in the schedule.

Ownership

The original owner is the person named as the owner in the policy application. The owner can exercise all rights and receive benefits during the life of the insured person. These rights include the right to change the owner, beneficiaries or the method designated to pay death benefit proceeds.

As a matter of law, all rights of ownership are limited by the rights of any person who has been assigned rights under the policy and any irrevocable beneficiaries.

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You may name a new owner by giving us written notice. The effective date of the change to the new owner is the date the prior owner signs the notice. However, we will not be liable for any action we take before a change is recorded at our Customer Service Center. A change in ownership may cause the prior owner to recognize taxable income on gain under the policy.

Beneficiaries

You, as owner, name the beneficiaries when you apply for your policy. The primary beneficiaries who survive the insured person receive the death benefit proceeds. Other surviving beneficiaries receive death benefit proceeds only if there are no surviving primary beneficiaries. If more than one beneficiary survives the insured person, they share the death benefit proceeds equally, unless you specify otherwise. If none of your policy beneficiaries has survived the insured person, we pay the death benefit proceeds to you or to your estate, as owner. If a beneficiary is a minor, the death benefit proceeds will be held in an interest bearing account until that beneficiary attains the age of majority.

You may name new beneficiaries during the insured person's lifetime. We pay death benefit proceeds to the beneficiaries whom you have most recently named according to our records. We do not make payments to multiple sets of beneficiaries. The designation of certain beneficiaries may have tax consequences. See Other Tax Matters, page 61.

Collateral Assignment

You may assign your policy by sending written notice to us. After we record the assignment, your rights as owner and the beneficiaries' rights (unless the beneficiaries were made irrevocable beneficiaries under an earlier assignment) are subject to the assignment. It is your responsibility to make sure the assignment is valid. The transfer or assignment of a policy may have tax consequences. See Other Tax Matters, page 61.

Incontestability

After your policy has been in force during the
lifetime of the insured person for two years from your
policy date, we will not contest it except for nonpayment
of premium. Likewise, after your policy has been in
force during the lifetime of the insured person for two
years from the effective date of any new coverage
segment or benefit or from the date of reinstatement, we
will not contest it except for nonpayment of
premium.	In the policy form the “policy date” is referred to as the “Issue Date.”

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Misstatements of Age or Gender

Notwithstanding the Incontestability provision above, if the insured person's age or gender has been misstated, we adjust the death benefit to the amount that would have been purchased for the insured person's correct age and gender. We base the adjusted death benefit on the cost of insurance charges deducted from your policy value on the last monthly processing date before the insured person's death, or as otherwise required by law.

If unisex cost of insurance rates apply, we do not make any adjustments for a misstatement of gender.

Suicide

If the insured person commits suicide (while sane or insane) within two years of your policy date, unless otherwise required by law, we limit death benefit proceeds to:

  The total premium we receive to the time of death; minus
  Outstanding loan amount; minus
  Partial withdrawals taken.

We make a limited payment to the beneficiaries for a new coverage segment or other increase if the insured person commits suicide (while sane or insane) within two years of the effective date of a new coverage segment or within two years of an increase in any other benefit, unless otherwise required by law. The limited payment is equal to the cost of insurance charges that were deducted for the increase.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers' identities are properly verified and that premiums are not derived from improper sources.

Under our anti-money laundering program, we may require policy owners, insured persons and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

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We may also refuse to accept certain forms of premium payments or loan repayments (traveler's cheques, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000.00, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you and your policy either entering the 61-day grace period or lapsing. See Lapse, page 55. See also Premium Payments Affect Your Coverage, page 23.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes applicable in laws or regulations and our ongoing assessment of our exposure to illegal activity.

Transaction Processing

Generally, within seven days of when we receive all information required to process a payment, we pay:

  Death benefit proceeds;
  Surrender value;
  Partial withdrawals; and
  Loan proceeds.

We may delay processing these transactions if:

  The New York Stock Exchange is closed for trading;
  Trading on the New York Stock Exchange is restricted by the SEC;
  There is an emergency so that it is not reasonably possible to sell securities in the subaccounts or to determine the value of a subaccount's assets; and
  A governmental body with jurisdiction over the variable account allows suspension by its order.

SEC rules and regulations generally determine whether or not these conditions exist.

We execute transfers among the subaccounts as of the valuation date of our receipt of your request at our Customer Service Center.

We determine the death benefit as of the date of the insured person's death. The death benefit proceeds are not affected by subsequent changes in the value of the subaccounts.

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We may delay payment from our fixed account for up to six months, unless law requires otherwise, of surrender proceeds, withdrawal amounts or loan amounts. If we delay payment more than 30 days, we pay interest at our declared rate (or at a higher rate if required by law) from the date we receive your complete request.

Unless you request otherwise, we generally pay death benefit proceeds, surrender value and partial withdrawals into an interest bearing account that may be accessed by you or the beneficiary, as applicable, through a checkbook feature. This interest bearing account is backed by our general account, and the checkbook feature may be used to access the payment at any time without penalty. Interest credited under this account may be less than other settlement options, and we seek to make a profit on this account.

Notification and Claims Procedures

Except for certain authorized telephone requests, we must receive in writing any election, designation, change, assignment or request made by the owner.

You must use a form acceptable to us. We are not liable for actions taken before we receive and record the written notice. We may require you to return your policy for policy changes or if you surrender it.

If the insured person dies while your policy is in force, please let us know as soon as possible. We will send you instructions on how to make a claim. As proof of the insured person's death, we may require proof of the deceased insured person's age and a certified copy of the death certificate.

The beneficiaries and the deceased insured person's next of kin may need to sign authorization forms. These forms allow us to get information such as medical records of doctors and hospitals used by the deceased insured person.

Telephone Privileges

Telephone privileges are automatically provided to you and your agent/registered representative, unless you decline it on the application or contact our Customer Service Center. Telephone privileges allow you or your agent/registered representative to call our Customer Service Center to:

  Make transfers;
  Change premium allocations;
  Change your dollar cost averaging and automatic rebalancing programs; and
  Request a loan.

Our Customer Service Center uses reasonable procedures to make sure that instructions received by telephone are genuine. These procedures may include:

  Requiring some form of personal identification;
  Providing written confirmation of any transactions; and
  Tape recording telephone calls.

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By accepting telephone privileges, you authorize us to record your telephone calls with us. If we use reasonable procedures to confirm instructions, we are not liable for losses from unauthorized or fraudulent instructions. We may discontinue or limit this privilege at any time. See Limits on Frequent or Disruptive Transfers, page 49.

Telephone and facsimile privileges may not always be available. Telephone or fax systems, whether yours, your service provider's or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by written request.

Non-participation

Your policy does not participate in the surplus earnings of ReliaStar Life Insurance Company.

Advertising Practices and Sales Literature

We may use advertisements and sales literature to promote this product, including:

  Articles on variable life insurance and other information published in business or financial publications;
  Indices or rankings of investment securities; and
  Comparisons with other investment vehicles, including tax considerations.

We may use information regarding the past performance of the subaccounts and funds. Past performance is not indicative of future performance of the subaccounts or funds and is not reflective of the actual investment experience of policy owners.

We may feature certain subaccounts, the underlying funds and their managers, as well as describe asset levels and sales volumes. We may refer to past, current, or prospective economic trends and investment performance or other information we believe may be of interest to our customers.

Settlement Options

You may elect to take the surrender value in other than one lump-sum payment. Likewise, you may elect to have the beneficiaries receive the death benefit proceeds other than in one lump-sum payment, if you make this election during the insured person's lifetime. If you have not made this election, the beneficiaries may do so within 60 days after we receive proof of the insured person's death.

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The investment performance of the subaccounts does not affect payments under these settlement options. Instead, interest accrues at a fixed rate based on the option you choose. Payment options are subject to our rules at the time you make your selection. Currently, a periodic payment must be at least $25.00 and the total proceeds must be at least $2,500.00.

The following settlement options are available:

  Option 1 – The proceeds are left with us to earn interest. Withdrawals and any changes are subject to our approval;
  Option 2 – The proceeds and interest are paid in equal installments of a specified amount until the proceeds and interest are all paid;
  Option 3 – The proceeds and interest are paid in equal installments for a specified period until the proceeds and interest are all paid;
  Option 4 – The proceeds provide an annuity payment with a specified number of months. The payments are continued for the life of the primary payee. If the primary payee dies before the certain period is over, the remaining payments are paid to a contingent payee;
  Option 5 – The proceeds provide a life income for two payees. When one payee dies, the surviving payee receives two-thirds of the amount of the joint monthly payment for life; and
  Option 6 – The proceeds are used to provide an annuity based on the rates in effect when the proceeds are applied. We will not apply this option if a similar option would be more favorable to the payee at that time.

Interest on Settlement Options. We base the interest rate for proceeds applied under Options 1 and 2 on the interest rate we declare on money that we consider to be in the same classification based on the option, restrictions on withdrawal and other factors. The interest rate will never be less than an effective annual rate of 3.50% .

In determining amounts we pay under Options 3 and 4, we assume interest at an effective annual rate of 3.50% . Also, for Option 3 and periods certain under Option 4, we credit any excess interest we may declare on money that we consider to be in the same classification based on the option, restrictions on withdrawal and other factors.

If none of these settlement options have been elected, your surrender value or the death benefit proceeds will be paid in one lump-sum payment.

Unless you request otherwise, death benefit proceeds generally will be paid into an interest bearing account that is backed by our general account and can be accessed by the beneficiary through a checkbook feature. Interest credited on this account may be less than interest paid under other settlement options, and we seek to make a profit on this account. See Transaction Processing, page 68.

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Reports

Annual Statement. We will send you an annual statement once each year free of charge showing the amount of insurance coverage under your policy as well as your policy's death benefit, policy and surrender values, the amount of premiums you have paid, the amounts you have withdrawn, borrowed or transferred and the fees and charges we have imposed since the last statement.

Additional statements are available upon request. We may make a charge not to exceed $50.00 for each additional annual statement you request. See Excess Annual Report Fee, page 26.

We send semi-annual reports with financial information on the funds, including a list of investment holdings of each fund.

We send confirmation notices to you throughout the year for certain policy transactions such as transfers between investment options, partial withdrawals and loans. You are responsible for reviewing the confirmation notices to verify that the transactions are being made as requested.

Illustrations. To help you better understand how your policy values will vary over time under different sets of assumptions, we will provide you with a personalized illustration projecting future results based on the age and risk classification of the insured person and other factors such as the amount of insurance coverage, death benefit option, premiums and rates of return (within limits) you specify. We may make a charge not to exceed $50.00 for each illustration you request after the first in a policy year. See Excess Illustration Fee, page 26.

Other Reports. We will mail to you at your last known address of record at least annually a report containing such information as may be required by any applicable law. To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the funds, will be mailed to your household, even if you or other persons in your household have more than one policy issued by us or an affiliate. Call our Customer Service Center at 1-877-886-5050 if you need additional copies of financial reports, prospectuses, historical account information or annual or semi-annual reports or if you would like to receive one copy for each policy in all future mailings.

Distribution of the Policy

We sell the policy through licensed insurance agents who are registered representatives of affiliated and unaffiliated broker/dealers. All broker/dealers who sell the policy have entered into selling agreements with ING America Equities, Inc., our affiliate and the principal underwriter and distributor of the policy. ING America Equities, Inc. is organized under the laws of the State of Colorado, registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and a member of the Financial Industry Regulatory Authority. Its principal office is located at 1290 Broadway, Denver, Colorado 80203-5699.

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ING America Equities, Inc. offers the securities under the policies on a continuous basis. For the years ended December 31, 2008, 2007 and 2006, the aggregate amount of underwriting commissions we paid to ING America Equities, Inc. was $20,370,710.00, $25,369,919.00 and $23,918,675.00, respectively.

ING America Equities, Inc. does not retain any commissions or other amounts paid to it by us for sales of the policy. Rather, it pays all the amounts received from us to the broker/dealers for selling the policy, and part of that payment goes to your agent/registered representative.

The following is a list of broker-dealers affiliated with the company which have selling agreements with ING America Equities, Inc. for our variable life products:

  Bancnorth Investment Group, Inc.
  Financial Network Investment Corporation
  Guaranty Brokerage Services, Inc.
  ING Financial Advisers, LLC
  ING Financial Partners, Inc.
  Multi-Financial Securities Corporation
  PrimeVest Financial Services, Inc.

The amounts that we pay for the sale of the policy can generally be categorized as either commissions or other amounts. The commissions we pay can be further categorized as base commissions and supplemental or wholesaling commissions. However categorized, commissions paid will not exceed the total of the percentages shown below.

Base commissions consist of a percentage of premium we receive for the policy up to the target premium amount, a percentage of premium we receive for the policy in excess of the target premium amount and, as a trail commission, a percentage of your average net policy value. First year commission pays up to 90.00% of premium received up to target and 4.00% of premium in excess of target in the first year, 4.00% of total premium received in the second through tenth years and 1.50% of premium received thereafter (renewal commission), and 0.20% of the average net policy value in the year that average amount is greater than or equal to $5,000.00.

Supplemental or wholesaling commissions are paid based on a percentage of target premiums we receive for the policy and certain other designated insurance products sold during a calendar year. The percentages of such commissions that we may pay may increase as the aggregate amount of premiums received for all products issued by the company and/or its affiliates during the calendar year increases. The maximum percentage of supplemental or wholesaling commissions that we may pay is 43.00% .

Generally, the commissions paid on premiums for base coverage under the policy are greater than those paid on premiums for coverage under the Term Insurance Rider. Be aware of this and discuss with your agent/registered representative the right blend of base coverage and Term Insurance Rider coverage for you.

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In addition to the sales compensation described above, ING America Equities, Inc. or the company, as appropriate, may also pay broker-dealers additional compensation or reimbursement of expenses for their efforts in selling the policy to you and other customers. These amounts may include:

  Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the company and/or its affiliates during the year;
  Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;
  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;
  Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on sales of this product;
  Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of the policy; and
  Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre- approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the policy.

The following is a list of the top 25 broker/dealers that, during 2008, received the most compensation, in the aggregate, from us in connection with the sale of registered variable life insurance policies issued by us, ranked by total dollars received:

  ING Financial Partners Inc.
  LPL Financial Corporation
  National Planning Corporation
  AIG Financial Advisors Incorporated
  NFP Securities, Inc.
  Royal Alliance Associates Inc.
  First Allied Securities, Inc.
  Centaurus Financial Inc.
  RBC Capital Markets Corporation
  USA Financial Securities ® Corporation

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  Securities America, Inc.
  Cambridge Investment Research, Inc.
  Workman Securities Corporation
  Stifel, Nicolaus & Company, Incorporated
  AG Edwards & Sons, LLC
  Commonweath Financial Network Inc.
  Next Financial Group, Inc.
  Financial Security Management, Inc.
  PlanMember Securities Corporation
  Proequities Inc.
  H. Beck Inc.
  Financial Network Investment Corporation
  Community Bankers Securities, LLC
  Raymond James Financial Services, Inc.
  Mutual Service Corporation

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable life insurance policies. It is important for you to know that the payment of volume or sales-based compensation to a broker/dealer or registered representative may provide that registered representative a financial incentive to promote our policies over those of another company, and may also provide a financial incentive to promote the policy offered by this prospectus over one of our other policies.

Legal Proceedings

We are not aware of any pending legal proceedings that involve the variable account as a party.

The company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the company’s operations or financial position.

ING America Equities, Inc., the principal underwriter and distributor of the policy, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING America Equities, Inc. is not involved in any legal proceeding that, in the opinion of management, is likely to have a material adverse affect on its ability to distribute the policy.

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Financial Statements

Financial statements of the variable account and the company are contained in the Statement of Additional Information. To request a free Statement of Additional Information, please contact our Customer Service Center at the address or telephone number on the back of this prospectus.

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				APPENDIX A
			Definition of Life Insurance Factors
Guideline Premium Test Factors

Attained		Attained		Attained		Attained		Attained
Age	Factor	Age	Factor	Age	Factor	Age	Factor	Age	Factor
0-40	2.50	49	1.91	58	1.38	67	1.18	91	1.04
41	2.43	50	1.85	59	1.34	68	1.17	92	1.03
42	2.36	51	1.78	60	1.30	69	1.16	93	1.02
43	2.29	52	1.71	61	1.28	70	1.15	94	1.01
44	2.22	53	1.64	62	1.26	71	1.13	95 +	1.00
45	2.15	54	1.57	63	1.24	72	1.11
46	2.09	55	1.50	64	1.22	73	1.09
47	2.03	56	1.46	65	1.20	74	1.07
48	1.97	57	1.42	66	1.19	75 – 90	1.05

A-1

APPENDIX B

Funds Available Through the Variable Account

The following chart lists the funds that are currently available through the subaccounts of the variable account, along with each fund’s investment adviser/subadviser and investment objective. More detailed information about the funds can be found in the current prospectus and Statement of Additional Information for each fund.

There is no assurance that the stated objectives and policies of any of the funds will be achieved. Shares of the funds will rise and fall in value and you could lose money by allocating policy value to the subaccounts that invest in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act.

Investment Adviser/
Fund Name	Subadviser	Investment Objective

American Funds – Growth Fund	Investment Adviser:	Seeks growth of capital by investing
(Class 2)	Capital Research and Management	primarily in common stocks.
Company

American Funds – Growth-Income	Investment Adviser:	Seeks capital growth and income over
Fund (Class 2)	Capital Research and Management	time by investing primarily in U.S.
	Company	common stocks or other securities that
demonstrate the potential for
appreciation and/or dividends.

American Funds – International	Investment Adviser:	Seeks growth of capital over time by
Fund (Class 2)	Capital Research and Management	investing primarily in common stocks
	Company	of companies located outside the
United States.

BlackRock Global Allocation V.I.	Investment Adviser:	The fund seeks to provide high total
Fund (Class III)	BlackRock Advisors, LLC	return through a fully managed
	Subadvisers:	investment policy utilizing U.S. and
	BlackRock Investment Management,	foreign equity, debt and money market
	LLC, BlackRock Asset Management	instruments, the combination of which
	U.K. Limited	will be varied from time to time both
with respect to types of securities and
markets in response to changing market
and economic trends.

Fidelity ® VIP Contrafund ® Portfolio	Investment Adviser:	Seeks long-term capital appreciation.
(Initial Class)	Fidelity Management & Research
Company
Subadvisers:
FMR Co., Inc.; Fidelity Management &
Research (U.K.) Inc.; Fidelity
Research & Analysis Company;
Fidelity Investments Japan Limited;
Fidelity International Investment
Advisors; Fidelity International
Investment Advisors (U.K.) Limited

Investment Adviser/
Fund Name	Subadviser	Investment Objective

Fidelity ® VIP Equity-Income	Investment Adviser:	Seeks reasonable income. Also
Portfolio (Initial Class)	Fidelity Management & Research	considers the potential for capital
	Company	appreciation. Seeks to achieve a yield
	Subadvisers:	which exceeds the composite yield on
	FMR Co., Inc.; Fidelity Management	the securities comprising the Standard
	& Research (U.K.) Inc.; Fidelity	& Poor's 500SM Index (S&P 500® ).
Research & Analysis Company;
Fidelity Investments Japan Limited;
Fidelity International Investment
Advisors; Fidelity International
Investment Advisors (U.K.) Limited

ING AllianceBernstein Mid Cap	Investment Adviser:	Seeks long-term growth of capital.
Growth Portfolio (Class I)	Directed Services LLC
Subadviser:
AllianceBernstein, L.P.

ING Artio Foreign Portfolio	Investment Adviser:	Seeks long-term growth of capital.
(Class I)	Directed Services LLC
Subadviser:
Artio Global Management LLC

ING BlackRock Large Cap	Investment Adviser:	Seeks long-term growth of capital.
Growth Portfolio (Class I)	Directed Services LLC
Subadviser:
BlackRock Investment Management,
LLC

ING Clarion Global Real Estate	Investment Adviser:	A non-diversified portfolio that seeks to
Portfolio (Class S)	ING Investments, LLC	provide investors with high total return
	Subadviser:	consisting of capital appreciation and
	ING Clarion Real Estate Securities L.P.	current income.

ING Evergreen Health Sciences	Investment Adviser:	A non-diversified portfolio that seeks
Portfolio (Class I)	Directed Services LLC	long-term capital growth.
Subadviser:
Evergreen Investment Management
Company, LLC

ING Evergreen Omega Portfolio	Investment Adviser:	Seeks long-term capital growth.
(Class I)	Directed Services LLC
Subadviser:
Evergreen Investment Management
Company, LLC

ING FMRSM Diversified Mid Cap	Investment Adviser:	Seeks long-term growth of capital.
Portfolio (Class I)	Directed Services LLC
Subadviser:
Fidelity Management & Research
Company

ING Focus 5 Portfolio (Class I)	Investment Adviser:	Seeks total return through capital
	Directed Services LLC	appreciation and dividend income.
Subadviser:
ING Investment Management Co.

ING Franklin Templeton Founding	Investment Adviser:	Seeks capital appreciation and
Strategy Portfolio (Class I)	Directed Services LLC	secondarily, income.

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING Global Resources Portfolio	Investment Adviser:	A non-diversified portfolio that seeks
(Class I)	Directed Services LLC	long-term capital appreciation.
Subadviser:
ING Investment Management Co.

ING Growth and Income	Investment Adviser:	Seeks to maximize total return through
Portfolio II (Class I)	Directed Services LLC	investments in a diversified portfolio of
	Subadviser:	common stocks and securities
	ING Investment Management Co.	convertible into common stocks.

ING Index Plus International	Investment Adviser:	Seeks to outperform the total return
Equity Portfolio (Class S)	ING Investments, LLC	performance of the Morgan Stanley
	Subadviser:	Capital International Europe
	ING Investment Management	Australasia and Far East® Index
	Advisors, B. V.	(“MSCI EAFE® Index”), while
maintaining a market level of risk.

ING JPMorgan Emerging	Investment Adviser:	Seeks capital appreciation.
Markets Equity Portfolio	Directed Services LLC
(Class I)	Subadviser:
J.P. Morgan Investment Management
Inc.

ING JPMorgan Small Cap Core	Investment Adviser:	Seeks capital growth over the long
Equity Portfolio (Class I)	Directed Services LLC	term.
Subadviser:
J.P. Morgan Investment Management
Inc.

ING JPMorgan Value	Investment Adviser:	Seeks long-term capital appreciation.
Opportunities Portfolio (Class I)	Directed Services LLC
Subadviser:
J. P. Morgan Investment Management
Inc.

ING LifeStyle Aggressive	Investment Adviser:	Seeks growth of capital.
Growth Portfolio (Class I)	ING Investments, LLC
Asset Allocation Consultants:
Ibbotson Associates and ING
Investment Management Co.

ING LifeStyle Growth Portfolio	Investment Adviser:	Seeks growth of capital and some
(Class I)	ING Investments, LLC	current income.
Asset Allocation Consultants:
Ibbotson Associates and ING
Investment Management Co.

ING LifeStyle Moderate Growth	Investment Adviser:	Seeks growth of capital and a low to
Portfolio (Class I)	ING Investments, LLC	moderate level of current income.
Asset Allocation Consultants:
Ibbotson Associates and ING
Investment Management Co.

ING LifeStyle Moderate Portfolio	Investment Adviser:	Seeks growth of capital and current
(Class I)	ING Investments, LLC	income.
Asset Allocation Consultants:
Ibbotson Associates and ING
Investment Management Co.

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING Limited Maturity Bond	Investment Adviser:	Seeks highest current income consistent
Portfolio (Class S)	Directed Services LLC	with low risk to principal and liquidity
	Subadviser:	and secondarily, seeks to enhance its
	ING Investment Management Co.	total return through capital appreciation
when market factors, such as falling
interest rates and rising bond prices,
indicate that capital appreciation may
be available without significant risk to
principal.

ING Liquid Assets Portfolio	Investment Adviser:	Seeks high level of current income
(Class I)	Directed Services LLC	consistent with the preservation of
	Subadviser:	capital and liquidity.
ING Investment Management Co.

ING Marsico Growth Portfolio	Investment Adviser:	Seeks capital appreciation.
(Class I)	Directed Services LLC
Subadviser:
Marsico Capital Management, LLC

ING Marsico International	Investment Adviser:	Seeks long-term growth of capital.
Opportunities Portfolio (Class I)	Directed Services LLC
Subadviser:
Marsico Capital Management, LLC

ING MFS Total Return Portfolio	Investment Adviser:	Seeks above-average income
(Class I)	Directed Services LLC	(compared to a portfolio entirely
	Subadviser:	invested in equity securities) consistent
	Massachusetts Financial Services	with the prudent employment of
	Company	capital. Secondarily seeks reasonable
opportunity for growth of capital and
income.

ING MFS Utilities Portfolio (Class I)	Investment Adviser:	Seeks total return.
Directed Services LLC
Subadviser:
Massachusetts Financial Services
Company

ING Oppenheimer Main Street	Investment Adviser:	Seeks long-term growth of capital and
Portfolio ® (Class I)	Directed Services LLC	future income.
Subadviser:
OppenheimerFunds, Inc.

ING PIMCO Total Return Bond	Investment Adviser:	Seeks maximum total return, consistent
Portfolio (Class I)	Directed Services LLC	with preservation of capital and prudent
	Subadviser:	investment management.
Pacific Investment Management
Company LLC

ING Pioneer Fund Portfolio	Investment Adviser:	Seeks reasonable income and capital
(Class I)	Directed Services LLC	growth.
Subadviser:
Pioneer Investment Management, Inc.

ING Pioneer Mid Cap Value	Investment Adviser:	Seeks capital appreciation.
Portfolio (Class I)	Directed Services LLC
Subadviser:
Pioneer Investment Management, Inc.

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING Stock Index Portfolio	Investment Adviser:	Seeks total return.
(Class I)	Directed Services LLC
Subadviser:
ING Investment Management Co.

ING T. Rowe Price Capital	Investment Adviser:	Seeks, over the long-term, a high total
Appreciation Portfolio (Class I)	Directed Services LLC	investment return, consistent with the
	Subadviser:	preservation of capital and prudent
	T. Rowe Price Associates, Inc.	investment risk.

ING T. Rowe Price Equity	Investment Adviser:	Seeks substantial dividend income as
Income Portfolio (Class I)	Directed Services LLC	well as long-term growth of capital.
Subadviser:
T. Rowe Price Associates, Inc.

ING Van Kampen Capital	Investment Adviser:	Seeks long-term capital appreciation.
Growth Portfolio (Class I)	Directed Services LLC
Subadviser:
Van Kampen

ING Van Kampen Growth and	Investment Adviser:	Seeks long-term growth of capital and
Income Portfolio (Class S)	Directed Services LLC	income.
Subadviser:
Van Kampen

ING Wells Fargo Small Cap	Investment Adviser:	Seeks long-term capital appreciation.
Disciplined Portfolio (Class I)	Directed Services LLC
Subadviser:
Wells Capital Management, Inc.

ING Baron Small Cap Growth	Investment Adviser:	Seeks capital appreciation.
Portfolio (Initial Class)	Directed Services LLC
Subadviser:
BAMCO, Inc.

ING Columbia Small Cap Value	Investment Adviser:	Seeks long-term growth of capital.
Portfolio (Initial Class)	Directed Services LLC
Subadviser:
Columbia Management Advisors, LLC

ING JPMorgan Mid Cap Value	Investment Adviser:	Seeks growth from capital appreciation.
Portfolio (Initial Class)	Directed Services LLC
Subadviser:
J. P. Morgan Investment Management
Inc.

ING Neuberger Berman	Investment Adviser:	Seeks capital growth.
Partners Portfolio (Initial Class)	Directed Services LLC
Subadviser:
Neuberger Berman Management Inc.

ING Oppenheimer Global	Investment Adviser:	Seeks capital appreciation.
Portfolio (Initial Class)	Directed Services LLC
Subadviser:
OppenheimerFunds, Inc.

ING Oppenheimer Strategic	Investment Adviser:	Seeks a high level of current income
Income Portfolio (Service Class)	Directed Services LLC	principally derived from interest on
	Subadviser:	debt securities.
OppenheimerFunds, Inc.

ING Pioneer High Yield	Investment Adviser:	Seeks to maximize total return through
Portfolio (Initial Class)	Directed Services LLC	income and capital appreciation.
Subadviser:
Pioneer Investment Management, Inc.

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING T. Rowe Price Diversified Mid	Investment Adviser:	Seeks long-term capital appreciation.
Cap Growth Portfolio (Initial Class)	Directed Services LLC
Subadviser:
T. Rowe Price Associates, Inc.

ING UBS U.S. Large Cap Equity	Investment Adviser:	Seeks long-term growth of capital and
Portfolio (Initial Class)	Directed Services LLC	future income.
Subadviser:
UBS Global Asset Management
(Americas) Inc.

ING Van Kampen Comstock	Investment Adviser:	Seeks capital growth and income.
Portfolio (Initial Class)	Directed Services LLC
Subadviser:
Van Kampen

ING Van Kampen Equity and	Investment Adviser:	Seeks total return, consisting of long-
Income Portfolio (Initial Class)	Directed Services LLC	term capital appreciation and current
	Subadviser:	income.
Van Kampen

ING Balanced Portfolio (Class I)	Investment Adviser:	Seeks to maximize investment return,
	ING Investments, LLC	consistent with reasonable safety of
	Subadviser:	principal, by investing in a diversified
	ING Investment Management Co.	portfolio of one or more of the
following asset classes: stocks, bonds
and cash equivalents, based on the
judgment of the portfolio’s
management, of which of those sectors
or mix thereof offers the best
investment prospects.

ING Intermediate Bond	Investment Adviser:	Seeks to maximize total return
Portfolio (Class I)	ING Investments, LLC	consistent with reasonable risk.
Subadviser:
ING Investment Management Co.

ING Growth and Income	Investment Adviser:	Seeks to maximize total return through

Portfolio (Class I)	ING Investments, LLC	investments in a diversified portfolio of
	Subadviser:	common stocks and securities
	ING Investment Management Co.	convertible into common stock.

ING Index Plus LargeCap	Investment Adviser:	Seeks to outperform the total return
Portfolio (Class I)	ING Investments, LLC	performance of the Standard & Poor’s
	Subadviser:	500 Composite Stock Price Index (S&P
	ING Investment Management Co.	500 Index), while maintaining a market
level of risk.

ING Index Plus MidCap Portfolio	Investment Adviser:	Seeks to outperform the total return
(Class I)	ING Investments, LLC	performance of the Standard & Poor’s
	Subadviser:	MidCap 400 Index (S&P MidCap 400
	ING Investment Management Co.	Index), while maintaining a market
level of risk.

ING Index Plus SmallCap Portfolio	Investment Adviser:	Seeks to outperform the total return
(Class I)	ING Investments, LLC	performance of the Standard & Poor’s
	Subadviser:	SmallCap 600 Index (S&P SmallCap
	ING Investment Management Co.	600 Index), while maintaining a market
level of risk.

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING International Index	Investment Adviser:	Seeks investment results (before fees
Portfolio (Class S)	ING Investments, LLC	and expenses) that correspond to the
	Subadviser:	total return of a widely accepted
	ING Investment Management Co.	International Index.

ING RussellTM Large Cap	Investment Adviser:	Seeks investment results (before fees
Growth Index Portfolio (Class I)	ING Investments, LLC	and expenses) that correspond to the
	Subadviser:	total return of the Russell Top 200®
	ING Investment Management Co.	Growth Index.

ING RussellTM Large Cap Index	Investment Adviser:	Seeks investment results (before fees
Portfolio (Class I)	ING Investments, LLC	and expenses) that correspond to the
	Subadviser:	total return of the Russell Top 200®
	ING Investment Management Co.	Index.

ING RussellTM Large Cap Value	Investment Adviser:	Seeks investment results (before fees
Index Portfolio (Class I)	ING Investments, LLC	and expenses) that correspond to the
	Subadviser:	total return of the Russell Top 200®
	ING Investment Management Co.	Value Index.

ING RussellTM Mid Cap Growth	Investment Adviser:	Seeks investment results (before fees
Index Portfolio (Class I)	ING Investments, LLC	and expenses) that correspond to the
	Subadviser:	total return of the Russell Midcap®
	ING Investment Management Co.	Growth Index.

ING RussellTM Small Cap Index	Investment Adviser:	Seeks investment results (before fees
Portfolio (Class I)	ING Investments, LLC	and expenses) that correspond to the
	Subadviser:	total return of the Russell 2000® Index.
ING Investment Management Co.

ING U.S. Bond Index Portfolio	Investment Adviser:	Seeks investment results (before fees
(Class I)	ING Investments, LLC	and expenses) that correspond to the
	Subadviser:	total return of the Barclays Capital U.S.
	Lehman Brothers Asset Management	Aggregate Bond Index ® .
LLC

ING SmallCap Opportunities	Investment Adviser:	Seeks long-term capital appreciation.
Portfolio (Class I)	ING Investments, LLC
Subadviser:
ING Investment Management Co.

Neuberger Berman AMT	Investment Adviser:	Seeks long-term growth of capital by
Socially Responsive Portfolio®	Neuberger Berman Management LLC	investing primarily in securities of
(Class I)	Subadviser:	companies that meet the portfolio’s
	Neuberger Berman, LLC	financial criteria and social policy.

APPENDIX C

INFORMATION REGARDING CLOSED SUBACCOUNTS

The subaccounts that invest in the following funds have been closed to new investment:

  Fidelity® VIP Investment Grade Bond Portfolio
  ING BlackRock Large Cap Value Portfolio
  ING Clarion Real Estate Portfolio
  ING International Growth Opportunities Portfolio
  ING Lord Abbett Affiliated Portfolio
  ING Opportunistic LargeCap Portfolio
  ING American Century Large Company Value Portfolio
  ING American Century Small-Mid Cap Value Portfolio
  ING Legg Mason Partners Aggressive Growth Portfolio
  ING PIMCO Total Return Portfolio
  ING Strategic Allocation Conservative Portfolio
  ING Strategic Allocation Growth Portfolio
  ING Strategic Allocation Moderate Portfolio
  ING International Value Portfolio
  ING MidCap Opportunities Portfolio

Policy owners who have policy value allocated to one or more of the subaccounts that correspond to these funds may leave their policy value in those subaccounts, but future allocations and transfers into those subaccounts are prohibited. If your most recent premium allocation instructions includes a subaccount that corresponds to one of these funds, premium received that would have been allocated to a subaccount corresponding to one of these funds may be automatically allocated among the other available subaccounts according to your most recent premium allocation instructions. If your most recent allocation instructions do not include any available funds, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting our:

ING Customer Service Center P.O. Box 5011 Minot, North Dakota 58702-5011 1-877-886-5050

Your failure to provide us with alternative allocation instructions before we return your premium payment(s) may result in your policy entering the 61 day grace period and/or your policy lapsing without value. See Lapse, page 55, for more information about how to keep your policy from lapsing. See also Reinstatement, page 56, for information about how to put your policy back in force if it has lapsed. .

C-1

MORE INFORMATION IS AVAILABLE

If you would like more information about us, the variable account or the policy, the following documents are available free upon request:

  Statement of Additional Information (“SAI”) – The SAI contains more specific information about the variable account and the policy, as well as the financial statements of the variable account and the company. The SAI is incorporated by reference into (made legally part of) this prospectus. The following is the Table of Contents for the SAI:
Page
General Information and History	2
Performance Reporting and Advertising	2
Experts	4
Financial Statements	4
Financial Statements of Select*Life Variable Account	1
Statutory Basis Financial Statements of ReliaStar Life Insurance Company	1

  A personalized illustration of policy benefits – A personalized illustration can help you understand how the policy works, given the policy's fees and charges along with the investment options, features and benefits and optional benefits you select. A personalized illustration can also help you compare the policy's death benefits, policy value and surrender value with other life insurance policies based on the same or similar assumptions. We reserve the right to assess a fee of up to $50.00 for each personalized illustration you request after the first each policy year. See Excess Illustration Fee, page 26.

To request a free SAI or personalized illustration of policy benefits or to make other inquiries about the policy, please contact us at our:

ING Customer Service Center P.O. Box 5011 Minot, North Dakota 58702-5011 1-877-886-5050 www.ingservicecenter.com

Additional information about us, the variable account or the policy (including the SAI) can be reviewed and copied from the SEC's Internet website (http://www.sec.gov) or at the SEC's Public Reference Branch in Washington, DC. Copies of this additional information may also be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Branch at 100 F Street, NE, Room 1580, Washington, DC 20549. More information about operation of the SEC's Public Reference Branch can be obtained by calling 202-551-8090. When looking for information regarding the policy offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the 1933 Act. This number is 033-57244.

1940 Act File No. 811-04208
1933 Act file No. 033-57244

SELECT*LIFE VARIABLE ACCOUNT OF RELIASTAR LIFE INSURANCE COMPANY Statement of Additional Information dated May 1, 2009 SELECT*LIFE II Variable Universal Life Insurance Policy

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current ING Select*Life II prospectus dated May 1, 2009. The policy offered in connection with the prospectus is a flexible premium variable universal life insurance policy funded through the Select*Life Variable Account.

A free prospectus is available upon request by contacting the ReliaStar Life Insurance Company's customer service center at P.O. Box 5011, 2000 21st Avenue NW, Minot, North Dakota 58703, by calling 1-877-886-5050 or by accessing the SEC's website at http://www.sec.gov.

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

TABLE OF CONTENTS
Page
General Information and History	2
Performance Reporting and Advertising	2
Experts	4
Financial Statements	4
Financial Statements of Select*Life Variable Account	1
Statutory Basis Financial Statements of ReliaStar Life Insurance Company	1

GENERAL INFORMATION AND HISTORY

ReliaStar Life Insurance Company (the “company,” “we,” “us,” “our”) issues the policy described in the prospectus and is responsible for providing each policy's insurance benefits. We are a stock life insurance company organized in 1885 and incorporated under the laws of the State of Minnesota and an indirect, wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. ING is headquartered in Amsterdam, The Netherlands. We are engaged in the business of issuing insurance policies. Our home office is located at 20 Washington Avenue South, Minneapolis, Minnesota 55401.

We established the Select*Life Variable Account (the “variable account”) on October 11, 1984, under the laws of the State of Minnesota for the purpose of funding variable life insurance policies issued by us. The variable account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Premium payments may be allocated to one or more of the available subaccounts of the variable account. Each subaccount invests in shares of a corresponding fund at net asset value. We may make additions to, deletions from or substitutions of available funds as permitted by law and subject to the conditions of the policy.

Other than the policy owner fees and charges described in the prospectus, all expenses incurred in the operations of the variable account are borne by the company. We do, however, receive compensation for certain recordkeeping, administration or other services from the funds or affiliates of the funds available through the policies. See “Fund Fees and Expenses” in the prospectus.

The company maintains custody of the assets of the variable account. As custodian, the company holds cash balances for the variable account pending investment in the funds or distribution. The funds in whose shares the assets of the subaccounts of the variable account are invested each have custodians, as discussed in the respective fund prospectuses.

PERFORMANCE REPORTING AND ADVERTISING

Information regarding the past, or historical, performance of the subaccounts of the variable account and the funds available for investment through the subaccounts of the variable account may appear in advertisements, sales literature or reports to policy owners or prospective purchasers. SUCH PERFORMANCE INFORMATION FOR THE SUBACCOUNTS WILL REFLECT THE DEDUCTION OF ALL FUND FEES AND CHARGES, INCLUDING INVESTMENT MANAGEMENT FEES, DISTRIBUTION (12B-1) FEES AND OTHER EXPENSES BUT WILL NOT REFLECT DEDUCTIONS FOR ANY POLICY FEES AND CHARGES. IF THE POLICY'S PREMIUM EXPENSE, COST OF INSURANCE, ADMINISTRATIVE AND MORTALITY AND EXPENSE RISK CHARGES AND THE OTHER TRANSACTION, PERIODIC OR OPTIONAL BENEFITS FEES AND CHARGES WERE DEDUCTED, THE PERFORMANCE SHOWN WOULD BE SIGNIFICANTLY LOWER.

With respect to performance reporting it is important to remember that past performance does not guarantee future results. Current performance may be higher or lower than the performance shown and actual investment returns and principal values will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost.

Performance history of the subaccounts of the variable account and the corresponding funds is measured by comparing the value at the beginning of the period to the value at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years (if the fund has been in existence for these periods) and since the inception date of the fund (if the fund has been in existence for less than ten years). We may provide performance information showing average annual total returns for periods prior to the date a subaccount commenced operation. We will calculate such performance information based on the assumption that the subaccounts were in existence for the same periods as those indicated for the funds, with the level of charges at the variable account level that were in effect at the inception of the subaccounts. Performance information will be specific to the class of fund shares offered through the policy, however, for periods prior to the date a class of fund shares commenced operations, performance information may be based on a different class of shares of the same fund. In this case, performance for the periods prior to the date a class of fund shares commenced operations will be adjusted by the fund fees and expenses associated with the class of fund shares offered through the policy.

We may compare performance of the subaccounts and/or the funds as reported from time to time in advertisements and sales literature to other variable life insurance issuers in general; to the performance of particular types of variable life insurance policies investing in mutual funds; or to investment series of mutual funds with investment objectives similar to each of the subaccounts, whose performance is reported by Lipper Analytical Services, Inc. (“Lipper”) and Morningstar. Inc. (“Morningstar”) or reported by other series, companies, individuals or other industry or financial publications of general interest, such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's and Fortune. Lipper and Morningstar are independent services that monitor and rank the performances of variable life insurance issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's and Morningstar's rankings include variable annuity issuers as well as variable life insurance issuers. The performance analysis prepared by Lipper and Morningstar ranks such issuers on the basis of total return, assuming reinvestment of distributions, but does not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. We may also compare the performance of each subaccount in advertising and sales literature to the Standard & Poor's Index of 500 common stocks and the Dow Jones Industrials, which are widely used measures of stock market performance. We may also compare the performance of each subaccount to other widely recognized indices. Unmanaged indices may assume the reinvestment of dividends, but typically do not reflect any “deduction” for the expense of operating or managing an investment portfolio.

To help you better understand how your policy's death benefits, policy value and surrender value will vary over time under different sets of assumptions, we encourage you to obtain a personalized illustration. Personalized illustrations will assume deductions for fund expenses and policy and variable account charges. We will base these illustrations on the age and risk classification of the insured person and other factors such as the amount of insurance coverage, death benefit option, premiums and rates of return (within limits) you specify. These personalized illustrations will be based on either a hypothetical investment return of the funds of 0.00% and other percentages not to exceed 12.00% or on the actual historical experience of the funds as if the subaccounts had been in existence and a policy issued for the same periods as those indicated for the funds. Subject to regulatory approval, personalized illustrations may be based upon a weighted average of fund expenses rather than an arithmetic average. A personalized illustration is available upon request by contacting our customer service center at P.O. Box 5011, Minot, ND 58702-5011 or by calling 1-877-886-5050.

3

EXPERTS

The statements of assets and liabilities of Select*Life Variable Account as of December 31, 2008, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the statutory basis financial statements of ReliaStar Life Insurance Company as of December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, included in this Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of the variable account reflect the operations of the variable account as of and for the year ended December 31, 2008, and have been audited by Ernst & Young LLP, independent registered public accounting firm.

The statutory basis financial statements of the Company as of December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, have been audited by Ernst & Young LLP, independent registered public accounting firm. The financial statements of the Company should be distinguished from the financial statements of the variable account and should be considered only as bearing upon the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the variable account. The statutory basis financial statements of the Company as of December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, have been prepared on the basis of statutory accounting practices prescribed or permitted by the State of Minnesota Division of Insurance.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA 30308.

4

FINANCIAL STATEMENTS

ReliaStar Life Insurance Company
Select*Life Variable Account
Year ended December 31, 2008
with Report of Independent Registered Public Accounting Firm

S-1

This page intentionally left blank.

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Financial Statements
Year ended December 31, 2008

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants ReliaStar Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting ReliaStar Life Insurance Company Select*Life Variable Account (the “Account”) as of December 31, 2008, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2
American Funds Insurance Series® Growth-Income Fund - Class 2
American Funds Insurance Series® International Fund - Class 2
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Institutional
Class
ING BlackRock Large Cap Growth Portfolio – Institutional Class
ING BlackRock Large Cap Value Portfolio - Institutional Class
ING Evergreen Health Sciences Portfolio - Institutional Class
ING Evergreen Omega Portfolio - Institutional Class
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
ING Focus 5 Portfolio - Class I
ING Franklin Templeton Founding Strategy Portfolio -
Institutional Class
ING Global Real Estate Portfolio - Service Class
ING Global Resources Portfolio - Institutional Class
ING International Growth Opportunities Portfolio - Service Class
ING JPMorgan Emerging Markets Equity Portfolio - Institutional
Class
ING JPMorgan Small Cap Core Equity Portfolio - Institutional
Class
ING JPMorgan Value Opportunities Portfolio - Institutional Class
ING Julius Baer Foreign Portfolio - Institutional Class
ING Legg Mason Value Portfolio - Institutional Class
ING LifeStyle Aggressive Growth Portfolio - Institutional Class
ING LifeStyle Growth Portfolio - Institutional Class
ING LifeStyle Moderate Growth Portfolio - Institutional Class
ING LifeStyle Moderate Portfolio - Institutional Class
ING Limited Maturity Bond Portfolio - Service Class
ING Liquid Assets Portfolio - Institutional Class
ING Lord Abbett Affiliated Portfolio - Institutional Class
ING Marsico Growth Portfolio - Institutional Class
ING Marsico International Opportunities Portfolio - Institutional
Class
ING MFS Total Return Portfolio - Institutional Class
ING MFS Utilities Portfolio - Institutional Class

ING Investors Trust (continued):
ING MFS Utilities Portfolio - Service Class
ING Mid Cap Growth Portfolio - Institutional Class
ING Oppenheimer Main Street Portfolio® - Institutional Class
ING PIMCO Core Bond Portfolio - Institutional Class
ING Pioneer Fund Portfolio - Institutional Class
ING Pioneer Mid Cap Value Portfolio - Institutional Class
ING Stock Index Portfolio - Institutional Class
ING T. Rowe Price Capital Appreciation Portfolio - Institutional
Class
ING T. Rowe Price Equity Income Portfolio - Institutional Class
ING UBS U.S. Allocation Portfolio - Service Class
ING Van Kampen Capital Growth Portfolio - Institutional Class
ING Van Kampen Growth and Income Portfolio - Service Class
ING Van Kampen Large Cap Growth Portfolio - Institutional
Class
ING Van Kampen Real Estate Portfolio - Institutional Class
ING VP Index Plus International Equity Portfolio - Service Class
ING Wells Fargo Small Cap Disciplined Portfolio - Institutional
Class
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Initial
Class
ING American Century Small-Mid Cap Value Portfolio - Initial
Class
ING Baron Small Cap Growth Portfolio - Initial Class
ING Columbia Small Cap Value II Portfolio - Initial Class
ING JPMorgan Mid Cap Value Portfolio - Initial Class
ING Legg Mason Partners Aggressive Growth Portfolio - Initial
Class
ING Lord Abbett U.S. Government Securities Portfolio - Initial
Class
ING Neuberger Berman Partners Portfolio - Initial Class
ING Neuberger Berman Regency Portfolio - Initial Class
ING Oppenheimer Global Portfolio - Initial Class
ING Oppenheimer Strategic Income Portfolio - Service Class
ING PIMCO Total Return Portfolio - Initial Class
ING Pioneer High Yield Portfolio - Initial Class
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Initial Class
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
ING Van Kampen Comstock Portfolio - Initial Class
ING Van Kampen Equity and Income Portfolio - Initial Class

ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I
ING VP Strategic Allocation Growth Portfolio - Class I
ING VP Strategic Allocation Moderate Portfolio - Class I
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I
ING Variable Portfolios, Inc.:
ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio -
Class I
ING Opportunistic Large Cap Value Portfolio - Class I
ING RussellTM Small Cap Index Portfolio - Class I
ING VP Index Plus LargeCap Portfolio - Class I
ING VP Index Plus MidCap Portfolio - Class I
ING VP Index Plus SmallCap Portfolio - Class I

ING Variable Products Trust:
ING VP High Yield Bond Portfolio - Class I
ING VP International Value Portfolio - Class I
ING VP MidCap Opportunities Portfolio - Class I
ING VP Real Estate Portfolio - Class S
ING VP SmallCap Opportunities Portfolio - Class I
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Socially Responsive Portfolio® -
Class I

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting ReliaStar Life Insurance Company Select*Life Variable Account at December 31, 2008, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia March 12, 2009

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

		American Funds	American Funds
	American Funds	Insurance	Insurance	Fidelity® VIP	Fidelity® VIP
	Insurance	Series®	Series®	Equity-Income	Contrafund®
	Series® Growth	Growth-Income	International	Portfolio -	Portfolio -
	Fund - Class 2	Fund - Class 2	Fund - Class 2	Initial Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 35,762	$ 26,470	$ 28,075	$ 58,709	$ 71,989
Total assets	35,762	26,470	28,075	58,709	71,989
Net assets	$ 35,762	$ 26,470	$ 28,075	$ 58,709	$ 71,989

Total number of mutual fund shares	1,074,891	1,097,881	2,303,138	4,454,394	4,677,619

Cost of mutual fund shares	$ 62,421	$ 42,015	$ 44,886	$ 102,983	$ 114,401

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING BlackRock
		Fidelity® VIP	ING	Large Cap	ING BlackRock
	Fidelity® VIP	Investment	AllianceBernstein	Growth	Large Cap
	Index 500	Grade Bond	Mid Cap Growth	Portfolio -	Value Portfolio
	Portfolio -	Portfolio -	Portfolio -	Institutional	- Institutional
	Initial Class	Initial Class	Institutional Class	Class	Class

Assets
Investments in mutual funds
at fair value	$ 2,398	$ 11,431	$ 746	$ 819	$ 5,195

Total assets	2,398	11,431	746	819	5,195
Net assets	$ 2,398	$ 11,431	$ 746	$ 819	$ 5,195

Total number of mutual fund shares	24,174	965,455	100,131	122,656	604,015

Cost of mutual fund shares	$ 3,228	$ 12,210	$ 1,501	$ 1,052	$ 7,150

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING Franklin
Templeton
	ING Evergreen		ING FMRSM		Founding
	Health Sciences	ING Evergreen	Diversified Mid		Strategy
	Portfolio -	Omega Portfolio	Cap Portfolio -	ING Focus 5	Portfolio -
	Institutional	- Institutional	Institutional	Portfolio -	Institutional
	Class	Class	Class	Class I	Class

Assets
Investments in mutual funds
at fair value	$ 2,911	$ 70,858	$ 3,599	$ 35	$ 548
Total assets	2,911	70,858	3,599	35	548
Net assets	$ 2,911	$ 70,858	$ 3,599	$ 35	$ 548

Total number of mutual fund shares	338,834	8,651,729	419,904	5,969	87,472

Cost of mutual fund shares	$ 3,683	$ 91,914	$ 5,736	$ 52	$ 550

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

			ING	ING JPMorgan
		ING Global	International	Emerging	ING JPMorgan
	ING Global	Resources	Growth	Markets Equity	Small Cap Core
	Real Estate	Portfolio -	Opportunities	Portfolio -	Equity Portfolio
	Portfolio -	Institutional	Portfolio -	Institutional	- Institutional
	Service Class	Class	Service Class	Class	Class

Assets
Investments in mutual funds
at fair value	$ 3,108	$ 9,839	$ 257	$ 3,689	$ 21,402
Total assets	3,108	9,839	257	3,689	21,402
Net assets	$ 3,108	$ 9,839	$ 257	$ 3,689	$ 21,402

Total number of mutual fund shares	438,365	748,249	74,658	306,430	2,526,760

Cost of mutual fund shares	$ 4,454	$ 17,074	$ 654	$ 7,208	$ 31,607

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING JPMorgan			ING LifeStyle
	Value	ING Julius Baer	ING Legg	Aggressive	ING LifeStyle
	Opportunities	Foreign	Mason Value	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class	Class

Assets
Investments in mutual funds
at fair value	$ 21,846	$ 10,528	$ 1,340	$ 4,307	$ 9,008
Total assets	21,846	10,528	1,340	4,307	9,008
Net assets	$ 21,846	$ 10,528	$ 1,340	$ 4,307	$ 9,008

Total number of mutual fund shares	3,677,735	1,118,839	392,835	598,132	1,128,825

Cost of mutual fund shares	$ 37,809	$ 18,181	$ 3,246	$ 7,851	$ 14,665

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING LifeStyle				ING Lord
	Moderate	ING LifeStyle			Abbett
	Growth	Moderate	ING Limited	ING Liquid	Affiliated
	Portfolio -	Portfolio -	Maturity Bond	Assets Portfolio	Portfolio -
	Institutional	Institutional	Portfolio -	- Institutional	Institutional
	Class	Class	Service Class	Class	Class

Assets
Investments in mutual funds
at fair value	$ 4,573	$ 5,156	$ 20,471	$ 66,021	$ 107
Total assets	4,573	5,156	20,471	66,021	107
Net assets	$ 4,573	$ 5,156	$ 20,471	$ 66,021	$ 107

Total number of mutual fund shares	550,303	583,229	1,985,509	66,021,034	16,410

Cost of mutual fund shares	$ 6,640	$ 6,788	$ 21,319	$ 66,021	$ 190

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING Marsico
	ING Marsico	International		ING MFS
	Growth	Opportunities	ING MFS Total	Utilities	ING MFS
	Portfolio -	Portfolio -	Return Portfolio	Portfolio -	Utilities
	Institutional	Institutional	- Institutional	Institutional	Portfolio -
	Class	Class	Class	Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 2,841	$ 15,907	$ 6,902	$ 2,987	$ 1,818
Total assets	2,841	15,907	6,902	2,987	1,818
Net assets	$ 2,841	$ 15,907	$ 6,902	$ 2,987	$ 1,818

Total number of mutual fund shares	250,073	2,065,906	581,466	313,417	191,130

Cost of mutual fund shares	$ 4,316	$ 26,106	$ 9,254	$ 4,939	$ 2,957

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING
	Oppenheimer	ING PIMCO		ING Pioneer
	Main Street	Core Bond	ING Pioneer	Mid Cap Value	ING Stock
	Portfolio® -	Portfolio -	Fund Portfolio -	Portfolio -	Index Portfolio -
	Institutional	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class	Class

Assets
Investments in mutual funds
at fair value	$ 597	$ 3,513	$ 207	$ 4,878	$ 54,683
Total assets	597	3,513	207	4,878	54,683
Net assets	$ 597	$ 3,513	$ 207	$ 4,878	$ 54,683

Total number of mutual fund shares	49,341	306,307	26,125	642,748	7,101,690

Cost of mutual fund shares	$ 803	$ 3,414	$ 320	$ 7,432	$ 75,594

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING Van	ING Van
	Price Capital	Price Equity	Kampen Capital	Kampen	ING Van
	Appreciation	Income	Growth	Growth and	Kampen Real
	Portfolio -	Portfolio -	Portfolio -	Income	Estate Portfolio
	Institutional	Institutional	Institutional	Portfolio -	- Institutional
	Class	Class	Class	Service Class	Class

Assets
Investments in mutual funds
at fair value	$ 43,264	$ 7,661	$ 70,620	$ 8,680	$ 2,020
Total assets	43,264	7,661	70,620	8,680	2,020
Net assets	$ 43,264	$ 7,661	$ 70,620	$ 8,680	$ 2,020

Total number of mutual fund shares	2,809,353	906,571	10,175,855	549,722	142,843

Cost of mutual fund shares	$ 66,155	$ 12,521	$ 134,219	$ 14,060	$ 4,211

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING Wells
	ING VP Index	Fargo Small	ING American	ING American	ING Baron
	Plus	Cap Disciplined	Century Large	Century Small-	Small Cap
	International	Portfolio -	Company Value	Mid Cap Value	Growth
	Equity Portfolio	Institutional	Portfolio -	Portfolio -	Portfolio -
	- Service Class	Class	Initial Class	Initial Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 5,248	$ 5,456	$ 158	$ 359	$ 3,427
Total assets	5,248	5,456	158	359	3,427
Net assets	$ 5,248	$ 5,456	$ 158	$ 359	$ 3,427

Total number of mutual fund shares	1,019,042	870,142	34,362	48,706	304,104

Cost of mutual fund shares	$ 7,764	$ 9,174	$ 359	$ 585	$ 5,504

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING Legg
	ING Columbia		Mason Partners	ING Neuberger
	Small Cap	ING JPMorgan	Aggressive	Berman	ING
	Value II	Mid Cap Value	Growth	Partners	Oppenheimer
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Global Portfolio
	Initial Class	Initial Class	Initial Class	Initial Class	- Initial Class

Assets
Investments in mutual funds
at fair value	$ 3,586	$ 6,437	$ 117	$ 471	$ 34,855
Total assets	3,586	6,437	117	471	34,855
Net assets	$ 3,586	$ 6,437	$ 117	$ 471	$ 34,855

Total number of mutual fund shares	522,802	689,905	3,984	85,486	3,838,653

Cost of mutual fund shares	$ 5,335	$ 10,159	$ 182	$ 880	$ 50,061

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING			ING T. Rowe
	Oppenheimer			Price
	Strategic	ING PIMCO	ING Pioneer	Diversified Mid	ING UBS U.S.
	Income	Total Return	High Yield	Cap Growth	Large Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Equity Portfolio
	Service Class	Initial Class	Initial Class	Initial Class	- Initial Class

Assets
Investments in mutual funds
at fair value	$ 9,329	$ 7,845	$ 12,283	$ 36,101	$ 3,802
Total assets	9,329	7,845	12,283	36,101	3,802
Net assets	$ 9,329	$ 7,845	$ 12,283	$ 36,101	$ 3,802

Total number of mutual fund shares	1,041,229	708,003	1,886,770	7,847,974	613,293

Cost of mutual fund shares	$ 11,335	$ 8,259	$ 17,210	$ 64,095	$ 5,740

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities December 31, 2008
(Dollars in thousands)

			ING VP	ING VP	ING VP
	ING Van	ING Van	Strategic	Strategic	Strategic
	Kampen	Kampen Equity	Allocation	Allocation	Allocation
	Comstock	and Income	Conservative	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Class I	Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 5,190	$ 1,665	$ 34	$ 569	$ 460
Total assets	5,190	1,665	34	569	460
Net assets	$ 5,190	$ 1,665	$ 34	$ 569	$ 460

Total number of mutual fund shares	728,908	64,662	3,741	62,866	50,498

Cost of mutual fund shares	$ 8,712	$ 2,340	$ 48	$ 974	$ 720

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING Lehman
		Brothers U.S.	ING
	ING VP Growth	Aggregate Bond	Opportunistic	ING Russell™	ING VP Index
	and Income	Index®	Large Cap	Small Cap	Plus LargeCap
	Portfolio -	Portfolio -	Value Portfolio	Index Portfolio -	Portfolio -
	Class I	Class I	- Class I	Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 1,008	$ 515	$ 877	$ 202	$ 2,168
Total assets	1,008	515	877	202	2,168
Net assets	$ 1,008	$ 515	$ 877	$ 202	$ 2,168

Total number of mutual fund shares	66,679	50,869	101,360	26,096	207,701

Cost of mutual fund shares	$ 1,635	$ 500	$ 1,389	$ 228	$ 2,883

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

				ING VP	ING VP
	ING VP Index	ING VP Index	ING VP	MidCap	SmallCap
	Plus MidCap	Plus SmallCap	International	Opportunities	Opportunities
	Portfolio -	Portfolio -	Value Portfolio	Portfolio -	Portfolio -
	Class I	Class I	- Class I	Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 9,216	$ 7,310	$ 11,966	$ 9,524	$ 13,132
Total assets	9,216	7,310	11,966	9,524	13,132

Net assets	$ 9,216	$ 7,310	$ 11,966	$ 9,524	$ 13,132

Total number of mutual fund shares	927,164	776,853	1,767,487	1,488,156	1,070,257

Cost of mutual fund shares	$ 14,777	$ 10,856	$ 21,470	$ 10,285	$ 17,248

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

Neuberger
Berman AMT
	ING VP	ING VP	Socially
	Balanced	Intermediate	Responsive
	Portfolio -	Bond Portfolio -	Portfolio® -
	Class I	Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 7,229	$ 10,975	$ 2,034
Total assets	7,229	10,975	2,034
Net assets	$ 7,229	$ 10,975	$ 2,034

Total number of mutual fund shares	787,440	990,541	216,603

Cost of mutual fund shares	$ 10,695	$ 12,761	$ 3,253

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2008 (Dollars in thousands)

		American Funds	American Funds
	American Funds	Insurance	Insurance	Fidelity® VIP	Fidelity® VIP
	Insurance	Series®	Series®	Equity-Income	Contrafund®
	Series® Growth	Growth-Income	International	Portfolio -	Portfolio -
	Fund - Class 2	Fund - Class 2	Fund - Class 2	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 438	$ 632	$ 779	$ 2,179	$ 1,048
Total investment income	438	632	779	2,179	1,048
Expenses:
Mortality, expense risk
and other charges	350	236	252	533	614
Total expenses	350	236	252	533	614
Net investment income (loss)	88	396	527	1,646	434

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	529	(268)	2,291	(401)	3,829
Capital gains distributions	6,210	2,482	5,637	97	3,282
Total realized gain (loss) on investments
and capital gains distributions	6,739	2,214	7,928	(304)	7,111
Net unrealized appreciation
(depreciation) of investments	(36,151)	(19,437)	(30,321)	(48,362)	(65,330)
Net realized and unrealized gain (loss)
on investments	(29,412)	(17,223)	(22,393)	(48,666)	(58,219)
Net increase (decrease) in net assets
resulting from operations	$ (29,324)	$ (16,827)	$ (21,866)	$ (47,020)	$ (57,785)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2008 (Dollars in thousands)

				ING BlackRock
		Fidelity® VIP	ING	Large Cap	ING BlackRock
	Fidelity® VIP	Investment	AllianceBernstein	Growth	Large Cap
	Index 500	Grade Bond	Mid Cap Growth	Portfolio -	Value Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Institutional	Institutional
	Initial Class	Initial Class	Institutional Class	Class	Class

Net investment income (loss)
Income:
Dividends	$ 72	$ 573	$ -	$ 2	$ 54
Total investment income	72	573	-	2	54
Expenses:
Mortality, expense risk
and other charges	28	73	8	5	45
Total expenses	28	73	8	5	45
Net investment income (loss)	44	500	(8)	(3)	9

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	37	(151)	(250)	(453)	(10)
Capital gains distributions	40	11	266	112	376
Total realized gain (loss) on investments
and capital gains distributions	77	(140)	16	(341)	366
Net unrealized appreciation
(depreciation) of investments	(1,663)	(844)	(747)	(217)	(3,606)
Net realized and unrealized gain (loss)
on investments	(1,586)	(984)	(731)	(558)	(3,240)
Net increase (decrease) in net assets
resulting from operations	$ (1,542)	$ (484)	$ (739)	$ (561)	$ (3,231)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2008 (Dollars in thousands)

					ING Franklin
					Templeton
	ING Evergreen		ING FMRSM		Founding
	Health Sciences	ING Evergreen	Diversified Mid		Strategy
	Portfolio -	Omega Portfolio	Cap Portfolio -	ING Focus 5	Portfolio -
	Institutional	- Institutional	Institutional	Portfolio -	Institutional
	Class	Class	Class	Class I	Class

Net investment income (loss)
Income:
Dividends	$ 12	$ 481	$ 61	$ 1	$ -
Total investment income	12	481	61	1	-
Expenses:
Mortality, expense risk
and other charges	-	465	29	-	2
Total expenses	-	465	29	-	2
Net investment income (loss)	12	16	32	1	(2)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(251)	(26)	(411)	(1)	(86)
Capital gains distributions	147	10,850	364	-	-
Total realized gain (loss) on investments
and capital gains distributions	(104)	10,824	(47)	(1)	(86)
Net unrealized appreciation
(depreciation) of investments	(816)	(39,441)	(2,404)	(17)	(2)
Net realized and unrealized gain (loss)
on investments	(920)	(28,617)	(2,451)	(18)	(88)
Net increase (decrease) in net assets
resulting from operations	$ (908)	$ (28,601)	$ (2,419)	$ (17)	$ (90)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2008 (Dollars in thousands)

			ING	ING JPMorgan
		ING Global	International	Emerging	ING JPMorgan
	ING Global	Resources	Growth	Markets Equity	Small Cap Core
	Real Estate	Portfolio -	Opportunities	Portfolio -	Equity Portfolio
	Portfolio -	Institutional	Portfolio -	Institutional	- Institutional
	Service Class	Class	Service Class	Class	Class

Net investment income (loss)
Income:
Dividends	$ -	$ 283	$ 6	$ 176	$ 225
Total investment income	-	283	6	176	225
Expenses:
Mortality, expense risk
and other charges	8	90	3	39	161
Total expenses	8	90	3	39	161
Net investment income (loss)	(8)	193	3	137	64

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(224)	(666)	(98)	38	(473)
Capital gains distributions	-	2,599	157	397	2,634
Total realized gain (loss) on investments
and capital gains distributions	(224)	1,933	59	435	2,161
Net unrealized appreciation
(depreciation) of investments	(1,346)	(9,354)	(404)	(4,976)	(11,903)
Net realized and unrealized gain (loss)
on investments	(1,570)	(7,421)	(345)	(4,541)	(9,742)
Net increase (decrease) in net assets
resulting from operations	$ (1,578)	$ (7,228)	$ (342)	$ (4,404)	$ (9,678)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2008 (Dollars in thousands)

	ING JPMorgan			ING LifeStyle
	Value	ING Julius Baer	ING Legg	Aggressive	ING LifeStyle
	Opportunities	Foreign	Mason Value	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class	Class

Net investment income (loss)
Income:
Dividends	$ 1,210	$ -	$ 8	$ 119	$ 242
Total investment income	1,210	-	8	119	242
Expenses:
Mortality, expense risk
and other charges	160	91	18	33	78
Total expenses	160	91	18	33	78
Net investment income (loss)	1,050	(91)	(10)	86	164

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(682)	(39)	(893)	(264)	(512)
Capital gains distributions	3,614	1,554	638	613	739
Total realized gain (loss) on investments
and capital gains distributions	2,932	1,515	(255)	349	227
Net unrealized appreciation
(depreciation) of investments	(19,088)	(9,548)	(1,728)	(3,424)	(5,971)
Net realized and unrealized gain (loss)
on investments	(16,156)	(8,033)	(1,983)	(3,075)	(5,744)
Net increase (decrease) in net assets
resulting from operations	$ (15,106)	$ (8,124)	$ (1,993)	$ (2,989)	$ (5,580)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2008 (Dollars in thousands)

	ING LifeStyle				ING Lord
	Moderate	ING LifeStyle			Abbett
	Growth	Moderate	ING Limited	ING Liquid	Affiliated
	Portfolio -	Portfolio -	Maturity Bond	Assets Portfolio	Portfolio -
	Institutional	Institutional	Portfolio -	- Institutional	Institutional
	Class	Class	Service Class	Class	Class

Net investment income (loss)
Income:
Dividends	$ 122	$ 119	$ 1,129	$ 1,521	$ 5
Total investment income	122	119	1,129	1,521	5
Expenses:
Mortality, expense risk
and other charges	36	31	107	325	1
Total expenses	36	31	107	325	1
Net investment income (loss)	86	88	1,022	1,196	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(220)	(161)	(45)	-	(6)
Capital gains distributions	268	194	123	-	21
Total realized gain (loss) on investments
and capital gains distributions	48	33	78	-	15
Net unrealized appreciation
(depreciation) of investments	(2,204)	(1,653)	(1,317)	-	(86)
Net realized and unrealized gain (loss)
on investments	(2,156)	(1,620)	(1,239)	-	(71)

Net increase (decrease) in net assets
resulting from operations	$ (2,070)	$ (1,532)	$ (217)	$ 1,196	$ (67)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2008 (Dollars in thousands)

		ING Marsico
	ING Marsico	International		ING MFS
	Growth	Opportunities	ING MFS Total	Utilities	ING MFS
	Portfolio -	Portfolio -	Return Portfolio	Portfolio -	Utilities
	Institutional	Institutional	- Institutional	Institutional	Portfolio -
	Class	Class	Class	Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 38	$ 333	$ 465	$ 156	$ 84
Total investment income	38	333	465	156	84
Expenses:
Mortality, expense risk
and other charges	28	151	40	24	13
Total expenses	28	151	40	24	13
Net investment income (loss)	10	182	425	132	71

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	10	686	(248)	222	31
Capital gains distributions	-	2,840	586	512	310
Total realized gain (loss) on investments
and capital gains distributions	10	3,526	338	734	341
Net unrealized appreciation
(depreciation) of investments	(2,239)	(20,585)	(2,363)	(2,779)	(1,576)
Net realized and unrealized gain (loss)
on investments	(2,229)	(17,059)	(2,025)	(2,045)	(1,235)
Net increase (decrease) in net assets
resulting from operations	$ (2,219)	$ (16,877)	$ (1,600)	$ (1,913)	$ (1,164)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2008 (Dollars in thousands)

		ING
	ING Mid Cap	Oppenheimer	ING PIMCO		ING Pioneer
	Growth	Main Street	Core Bond	ING Pioneer	Mid Cap Value
	Portfolio -	Portfolio® -	Portfolio -	Fund Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class	Class

Net investment income (loss)
Income:
Dividends	$ -	$ 22	$ 23	$ 9	$ 134
Total investment income	-	22	23	9	134
Expenses:
Mortality, expense risk
and other charges	3	4	7	-	36
Total expenses	3	4	7	-	36
Net investment income (loss)	(3)	18	16	9	98

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	73	(77)	(34)	(11)	(5)
Capital gains distributions	-	-	6	10	397
Total realized gain (loss) on investments
and capital gains distributions	73	(77)	(28)	(1)	392
Net unrealized appreciation
(depreciation) of investments	(243)	(224)	99	(116)	(2,936)
Net realized and unrealized gain (loss)
on investments	(170)	(301)	71	(117)	(2,544)
Net increase (decrease) in net assets
resulting from operations	$ (173)	$ (283)	$ 87	$ (108)	$ (2,446)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2008 (Dollars in thousands)

		ING T. Rowe	ING T. Rowe		ING Van
		Price Capital	Price Equity		Kampen Capital
	ING Stock	Appreciation	Income	ING UBS U.S.	Growth
	Index Portfolio -	Portfolio -	Portfolio -	Allocation	Portfolio -
	Institutional	Institutional	Institutional	Portfolio -	Institutional
	Class	Class	Class	Service Class	Class

Net investment income (loss)
Income:
Dividends	$ 2,754	$ 2,568	$ 485	$ 2	$ 113
Total investment income	2,754	2,568	485	2	113
Expenses:
Mortality, expense risk
and other charges	438	329	59	-	462
Total expenses	438	329	59	-	462
Net investment income (loss)	2,316	2,239	426	2	(349)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	531	(277)	(236)	(18)	980
Capital gains distributions	783	5,212	837	8	3,231
Total realized gain (loss) on investments
and capital gains distributions	1,314	4,935	601	(10)	4,211
Net unrealized appreciation
(depreciation) of investments	(37,704)	(23,787)	(5,307)	4	(69,093)
Net realized and unrealized gain (loss)
on investments	(36,390)	(18,852)	(4,706)	(6)	(64,882)
Net increase (decrease) in net assets
resulting from operations	$ (34,074)	$ (16,613)	$ (4,280)	$ (4)	$ (65,231)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2008 (Dollars in thousands)

	ING Van	ING Van			ING Wells
	Kampen	Kampen Large	ING Van	ING VP Index	Fargo Small
	Growth and	Cap Growth	Kampen Real	Plus	Cap Disciplined
	Income	Portfolio -	Estate Portfolio	International	Portfolio -
	Portfolio -	Institutional	- Institutional	Equity Portfolio	Institutional
	Service Class	Class	Class	- Service Class	Class

Net investment income (loss)
Income:
Dividends	$ 444	$ 684	$ 57	$ 498	$ 99
Total investment income	444	684	57	498	99
Expenses:
Mortality, expense risk
and other charges	67	234	19	46	40
Total expenses	67	234	19	46	40
Net investment income (loss)	377	450	38	452	59

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,217)	(6,289)	(294)	(3,208)	(354)
Capital gains distributions	1,018	4,381	623	2,352	1,014
Total realized gain (loss) on investments
and capital gains distributions	(199)	(1,908)	329	(856)	660
Net unrealized appreciation
(depreciation) of investments	(4,698)	(5,715)	(1,767)	(3,773)	(3,527)
Net realized and unrealized gain (loss)
on investments	(4,897)	(7,623)	(1,438)	(4,629)	(2,867)
Net increase (decrease) in net assets
resulting from operations	$ (4,520)	$ (7,173)	$ (1,400)	$ (4,177)	$ (2,808)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2008 (Dollars in thousands)

	ING American	ING American	ING Baron	ING Columbia
	Century Large	Century Small-	Small Cap	Small Cap	ING JPMorgan
	Company Value	Mid Cap Value	Growth	Value II	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 30	$ 5	$ -	$ 13	$ 220
Total investment income	30	5	-	13	220
Expenses:
Mortality, expense risk
and other charges	2	3	27	27	49
Total expenses	2	3	27	27	49
Net investment income (loss)	28	2	(27)	(14)	171

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(18)	(21)	(341)	(141)	(351)
Capital gains distributions	85	60	150	43	818
Total realized gain (loss) on investments
and capital gains distributions	67	39	(191)	(98)	467
Net unrealized appreciation
(depreciation) of investments	(200)	(184)	(2,373)	(1,721)	(3,975)
Net realized and unrealized gain (loss)
on investments	(133)	(145)	(2,564)	(1,819)	(3,508)
Net increase (decrease) in net assets
resulting from operations	$ (105)	$ (143)	$ (2,591)	$ (1,833)	$ (3,337)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2008 (Dollars in thousands)

	ING Legg	ING Lord
	Mason Partners	Abbett U.S.	ING Neuberger	ING Neuberger
	Aggressive	Government	Berman	Berman	ING
	Growth	Securities	Partners	Regency	Oppenheimer
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Global Portfolio
	Initial Class	Initial Class	Initial Class	Initial Class	- Initial Class

Net investment income (loss)
Income:
Dividends	$ -	$ 12	$ 2	$ 1	$ 1,144
Total investment income	-	12	2	1	1,144
Expenses:
Mortality, expense risk
and other charges	1	1	6	1	284
Total expenses	1	1	6	1	284
Net investment income (loss)	(1)	11	(4)	-	860

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(35)	(189)	(43)	9
Capital gains distributions	-	25	-	-	3,952
Total realized gain (loss) on investments
and capital gains distributions	-	(10)	(189)	(43)	3,961
Net unrealized appreciation
(depreciation) of investments	(84)	2	(378)	34	(28,877)
Net realized and unrealized gain (loss)
on investments	(84)	(8)	(567)	(9)	(24,916)
Net increase (decrease) in net assets
resulting from operations	$ (85)	$ 3	$ (571)	$ (9)	$ (24,056)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2008 (Dollars in thousands)

	ING			ING T. Rowe
	Oppenheimer			Price
	Strategic	ING PIMCO	ING Pioneer	Diversified Mid	ING UBS U.S.
	Income	Total Return	High Yield	Cap Growth	Large Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Equity Portfolio
	Service Class	Initial Class	Initial Class	Initial Class	- Initial Class

Net investment income (loss)
Income:
Dividends	$ 482	$ 460	$ 487	$ 254	$ 134
Total investment income	482	460	487	254	134
Expenses:
Mortality, expense risk
and other charges	59	60	26	323	31
Total expenses	59	60	26	323	31
Net investment income (loss)	423	400	461	(69)	103

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(102)	248	(387)	117	52
Capital gains distributions	33	142	5	8,918	-
Total realized gain (loss) on investments
and capital gains distributions	(69)	390	(382)	9,035	52
Net unrealized appreciation
(depreciation) of investments	(2,177)	(928)	(4,927)	(37,926)	(2,897)
Net realized and unrealized gain (loss)
on investments	(2,246)	(538)	(5,309)	(28,891)	(2,845)
Net increase (decrease) in net assets
resulting from operations	$ (1,823)	$ (138)	$ (4,848)	$ (28,960)	$ (2,742)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2008 (Dollars in thousands)

			ING VP	ING VP	ING VP
	ING Van	ING Van	Strategic	Strategic	Strategic
	Kampen	Kampen Equity	Allocation	Allocation	Allocation
	Comstock	and Income	Conservative	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Class I	Class I	Class I

Net investment income (loss)
Income:
Dividends	$ 315	$ 103	$ 2	$ 24	$ 21
Total investment income	315	103	2	24	21
Expenses:
Mortality, expense risk
and other charges	44	13	-	6	4
Total expenses	44	13	-	6	4
Net investment income (loss)	271	90	2	18	17

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(273)	(47)	(2)	(66)	(50)
Capital gains distributions	426	106	4	134	82
Total realized gain (loss) on investments
and capital gains distributions	153	59	2	68	32
Net unrealized appreciation
(depreciation) of investments	(3,558)	(660)	(16)	(479)	(294)
Net realized and unrealized gain (loss)
on investments	(3,405)	(601)	(14)	(411)	(262)
Net increase (decrease) in net assets
resulting from operations	$ (3,134)	$ (511)	$ (12)	$ (393)	$ (245)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2008 (Dollars in thousands)

		ING Lehman
		Brothers U.S.	ING
	ING VP Growth	Aggregate Bond	Opportunistic	ING Russell™	ING VP Index
	and Income	Index®	Large Cap	Small Cap	Plus LargeCap
	Portfolio -	Portfolio -	Value Portfolio -	Index Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I

Net investment income (loss)
Income:
Dividends	$ 21	$ 10	$ 28	$ 2	$ 60
Total investment income	21	10	28	2	60
Expenses:
Mortality, expense risk
and other charges	8	2	6	-	15
Total expenses	8	2	6	-	15
Net investment income (loss)	13	8	22	2	45

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(59)	(15)	(58)	(3)	(766)
Capital gains distributions	-	1	220	-	210
Total realized gain (loss) on investments
and capital gains distributions	(59)	(14)	162	(3)	(556)
Net unrealized appreciation
(depreciation) of investments	(629)	15	(737)	(26)	(782)
Net realized and unrealized gain (loss)
on investments	(688)	1	(575)	(29)	(1,338)
Net increase (decrease) in net assets
resulting from operations	$ (675)	$ 9	$ (553)	$ (27)	$ (1,293)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2008 (Dollars in thousands)

					ING VP
	ING VP Index	ING VP Index	ING VP High	ING VP	MidCap
	Plus MidCap	Plus SmallCap	Yield Bond	International	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Value Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I

Net investment income (loss)
Income:
Dividends	$ 180	$ 99	$ 1,230	$ 524	$ -
Total investment income	180	99	1,230	524	-
Expenses:
Mortality, expense risk
and other charges	78	64	89	109	74
Total expenses	78	64	89	109	74
Net investment income (loss)	102	35	1,141	415	(74)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,240)	(3,067)	(3,263)	(234)	821
Capital gains distributions	1,685	677	-	2,974	-
Total realized gain (loss) on investments
and capital gains distributions	(555)	(2,390)	(3,263)	2,740	821
Net unrealized appreciation
(depreciation) of investments	(5,242)	(1,636)	1,131	(13,308)	(7,112)
Net realized and unrealized gain (loss)
on investments	(5,797)	(4,026)	(2,132)	(10,568)	(6,291)
Net increase (decrease) in net assets
resulting from operations	$ (5,695)	$ (3,991)	$ (991)	$ (10,153)	$ (6,365)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2008 (Dollars in thousands)

					Neuberger
		ING VP			Berman AMT
		SmallCap	ING VP	ING VP	Socially
	ING VP Real	Opportunities	Balanced	Intermediate	Responsive
	Estate Portfolio	Portfolio -	Portfolio -	Bond Portfolio -	Portfolio® -
	- Class S	Class I	Class I	Class I	Class I

Net investment income (loss)
Income:
Dividends	$ 70	$ -	$ 357	$ 644	$ 62
Total investment income	70	-	357	644	62
Expenses:
Mortality, expense risk
and other charges	17	97	61	65	14
Total expenses	17	97	61	65	14
Net investment income (loss)	53	(97)	296	579	48

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,689)	650	(344)	(128)	58
Capital gains distributions	756	3,007	922	267	213
Total realized gain (loss) on investments
and capital gains distributions	(933)	3,657	578	139	271
Net unrealized appreciation
(depreciation) of investments	972	(10,835)	(3,947)	(1,791)	(1,582)
Net realized and unrealized gain (loss)
on investments	39	(7,178)	(3,369)	(1,652)	(1,311)
Net increase (decrease) in net assets
resulting from operations	$ 92	$ (7,275)	$ (3,073)	$ (1,073)	$ (1,263)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

		American Funds	American Funds
	American Funds	Insurance	Insurance	Fidelity® VIP
	Insurance	Series®	Series®	Equity-Income
	Series® Growth	Growth-Income	International	Portfolio -
	Fund - Class 2	Fund - Class 2	Fund - Class 2	Initial Class

Net assets at January 1, 2007	$ 55,783	$ 37,955	$ 40,541	$ 126,505

Increase (decrease) in net assets
Operations:
Net investment income (loss)	88	387	458	1,432
Total realized gain (loss) on investments
and capital gains distributions	6,019	1,983	4,206	14,892
Net unrealized appreciation (depreciation)
of investments	424	(761)	4,103	(14,927)
Net increase (decrease) in net assets from operations	6,531	1,609	8,767	1,397
Changes from principal transactions:
Premiums	11,738	9,114	5,562	9,181
Death benefits	(118)	(68)	(114)	(319)
Surrenders and withdrawals	(2,173)	(1,357)	(1,670)	(7,213)
Policy loans	(441)	(329)	(435)	(1,248)
Contract charges	(3,429)	(2,432)	(2,363)	(6,602)
Transfers between Divisions
(including fixed account), net	123	5	5,811	(4,189)
Increase (decrease) in net assets derived from
principal transactions	5,700	4,933	6,791	(10,390)
Total increase (decrease) in net assets	12,231	6,542	15,558	(8,993)
Net assets at December 31, 2007	68,014	44,497	56,099	117,512

Increase (decrease) in net assets
Operations:
Net investment income (loss)	88	396	527	1,646
Total realized gain (loss) on investments
and capital gains distributions	6,739	2,214	7,928	(304)
Net unrealized appreciation (depreciation)
of investments	(36,151)	(19,437)	(30,321)	(48,362)
Net increase (decrease) in net assets from operations	(29,324)	(16,827)	(21,866)	(47,020)
Changes from principal transactions:
Premiums	9,783	7,289	4,948	7,904
Death benefits	(263)	(252)	(105)	(396)
Surrenders and withdrawals	(2,531)	(1,616)	(1,983)	(6,773)
Policy loans	(713)	(360)	(287)	(1,323)
Contract charges	(3,507)	(2,479)	(2,402)	(6,052)
Transfers between Divisions
(including fixed account), net	(5,697)	(3,782)	(6,329)	(5,143)
Increase (decrease) in net assets derived from
principal transactions	(2,928)	(1,200)	(6,158)	(11,783)
Total increase (decrease) in net assets	(32,252)	(18,027)	(28,024)	(58,803)
Net assets at December 31, 2008	$ 35,762	$ 26,470	$ 28,075	$ 58,709

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

			Fidelity® VIP	ING
	Fidelity® VIP	Fidelity® VIP	Investment	AllianceBernstein
	Contrafund®	Index 500	Grade Bond	Mid Cap Growth
	Portfolio - Initial	Portfolio - Initial	Portfolio - Initial	Portfolio -
	Class	Class	Class	Institutional Class

Net assets at January 1, 2007	$ 130,851	$ 5,161	$ 17,127	$ 1,353

Increase (decrease) in net assets
Operations:
Net investment income (loss)	436	136	606	(6)
Total realized gain (loss) on investments
and capital gains distributions	40,421	257	(225)	(42)
Net unrealized appreciation (depreciation)
of investments	(19,234)	(153)	184	178
Net increase (decrease) in net assets from operations	21,623	240	565	130
Changes from principal transactions:
Premiums	12,207	(15)	(5)	261
Death benefits	(226)	(36)	(55)	-
Surrenders and withdrawals	(8,470)	(296)	(984)	(36)
Policy loans	(1,792)	(86)	(218)	(12)
Contract charges	(7,201)	(210)	(986)	(95)
Transfers between Divisions
(including fixed account), net	(1,133)	(301)	(870)	137
Increase (decrease) in net assets derived from
principal transactions	(6,615)	(944)	(3,118)	255
Total increase (decrease) in net assets	15,008	(704)	(2,553)	385
Net assets at December 31, 2007	145,859	4,457	14,574	1,738

Increase (decrease) in net assets
Operations:
Net investment income (loss)	434	44	500	(8)
Total realized gain (loss) on investments
and capital gains distributions	7,111	77	(140)	16
Net unrealized appreciation (depreciation)
of investments	(65,330)	(1,663)	(844)	(747)
Net increase (decrease) in net assets from operations	(57,785)	(1,542)	(484)	(739)
Changes from principal transactions:
Premiums	10,209	-	-	232
Death benefits	(223)	(8)	(31)	-
Surrenders and withdrawals	(7,596)	(169)	(884)	(185)
Policy loans	(1,579)	(53)	(145)	(38)
Contract charges	(6,903)	(202)	(948)	(97)
Transfers between Divisions
(including fixed account), net	(9,993)	(85)	(651)	(165)
Increase (decrease) in net assets derived from
principal transactions	(16,085)	(517)	(2,659)	(253)
Total increase (decrease) in net assets	(73,870)	(2,059)	(3,143)	(992)
Net assets at December 31, 2008	$ 71,989	$ 2,398	$ 11,431	$ 746

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

	ING BlackRock
	Large Cap	ING BlackRock	ING Evergreen
	Growth	Large Cap	Health Sciences	ING Evergreen
	Portfolio -	Value Portfolio -	Portfolio -	Omega Portfolio
	Institutional	Institutional	Institutional	- Institutional
	Class	Class	Class	Class

Net assets at January 1, 2007	$ 258	$ 11,798	$ 1,312	$ 109,063

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(20)	(6)	(280)
Total realized gain (loss) on investments
and capital gains distributions	22	789	172	2,784
Net unrealized appreciation (depreciation)
of investments	(16)	(293)	(35)	9,431
Net increase (decrease) in net assets from operations	1	476	131	11,935
Changes from principal transactions:
Premiums	-	-	285	10,886
Death benefits	-	(22)	-	(280)
Surrenders and withdrawals	-	(677)	(120)	(8,754)
Policy loans	-	(267)	3	(1,462)
Contract charges	-	(607)	(88)	(6,683)
Transfers between Divisions
(including fixed account), net	993	(474)	533	(4,625)
Increase (decrease) in net assets derived from
principal transactions	993	(2,047)	613	(10,918)
Total increase (decrease) in net assets	994	(1,571)	744	1,017
Net assets at December 31, 2007	1,252	10,227	2,056	110,080

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	9	12	16
Total realized gain (loss) on investments
and capital gains distributions	(341)	366	(104)	10,824
Net unrealized appreciation (depreciation)
of investments	(217)	(3,606)	(816)	(39,441)

Net increase (decrease) in net assets from operations	(561)	(3,231)	(908)	(28,601)
Changes from principal transactions:
Premiums	-	-	-	9,254
Death benefits	-	(36)	-	(326)
Surrenders and withdrawals	-	(558)	-	(7,748)
Policy loans	-	(130)	-	(1,484)
Contract charges	-	(475)	-	(6,751)
Transfers between Divisions
(including fixed account), net	128	(602)	1,763	(3,566)
Increase (decrease) in net assets derived from
principal transactions	128	(1,801)	1,763	(10,621)
Total increase (decrease) in net assets	(433)	(5,032)	855	(39,222)
Net assets at December 31, 2008	$ 819	$ 5,195	$ 2,911	$ 70,858

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

			ING Franklin
			Templeton
	ING FMRSM		Founding
	Diversified Mid		Strategy
	Cap Portfolio -	ING Focus 5	Portfolio -	ING Global Real
	Institutional	Portfolio -	Institutional	Estate Portfolio

Net assets at January 1, 2007	$ 3,525	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16)	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	8	-	-	-
Net unrealized appreciation (depreciation)
of investments	479	-	-	-
Net increase (decrease) in net assets from operations	471	-	-	-
Changes from principal transactions:
Premiums	628	-	-	-
Death benefits	(19)	-	-	-
Surrenders and withdrawals	(282)	-	-	-
Policy loans	(47)	-	-	-
Contract charges	(217)	-	-	-
Transfers between Divisions
(including fixed account), net	517	-	-	-
Increase (decrease) in net assets derived from
principal transactions	580	-	-	-
Total increase (decrease) in net assets	1,051	-	-	-
Net assets at December 31, 2007	4,576	-	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	32	1	(2)	(8)
Total realized gain (loss) on investments
and capital gains distributions	(47)	(1)	(86)	(224)
Net unrealized appreciation (depreciation)
of investments	(2,404)	(17)	(2)	(1,346)
Net increase (decrease) in net assets from operations	(2,419)	(17)	(90)	(1,578)
Changes from principal transactions:
Premiums	751	24	64	115
Death benefits	(14)	-	-	(11)
Surrenders and withdrawals	(126)	-	(1)	(41)
Policy loans	(131)	-	-	(2)
Contract charges	(311)	(3)	(15)	(99)
Transfers between Divisions
(including fixed account), net	1,273	31	590	4,724
Increase (decrease) in net assets derived from
principal transactions	1,442	52	638	4,686
Total increase (decrease) in net assets	(977)	35	548	3,108
Net assets at December 31, 2008	$ 3,599	$ 35	$ 548	$ 3,108

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

		ING	ING JPMorgan
	ING Global	International	Emerging	ING JPMorgan
	Resources	Growth	Markets Equity	Small Cap Core
	Portfolio -	Opportunities	Portfolio -	Equity Portfolio
	Institutional	Portfolio -	Institutional	- Institutional
	Class	Service Class	Class	Class

Net assets at January 1, 2007	$ 9,885	$ 798	$ 1,971	$ 38,672

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(62)	3	21	(118)
Total realized gain (loss) on investments
and capital gains distributions	1,709	154	435	3,117
Net unrealized appreciation (depreciation)
of investments	1,736	(32)	1,205	(3,603)
Net increase (decrease) in net assets from operations	3,383	125	1,661	(604)
Changes from principal transactions:
Premiums	1,350	-	548	4,177
Death benefits	(23)	-	(1)	(78)
Surrenders and withdrawals	(490)	(8)	(375)	(2,542)
Policy loans	(106)	(4)	(29)	(572)
Contract charges	(612)	(42)	(241)	(2,078)
Transfers between Divisions
(including fixed account), net	1,736	(142)	5,264	(2,755)
Increase (decrease) in net assets derived from
principal transactions	1,855	(196)	5,166	(3,848)
Total increase (decrease) in net assets	5,238	(71)	6,827	(4,452)
Net assets at December 31, 2007	15,123	727	8,798	34,220

Increase (decrease) in net assets
Operations:
Net investment income (loss)	193	3	137	64
Total realized gain (loss) on investments
and capital gains distributions	1,933	59	435	2,161
Net unrealized appreciation (depreciation)
of investments	(9,354)	(404)	(4,976)	(11,903)
Net increase (decrease) in net assets from operations	(7,228)	(342)	(4,404)	(9,678)
Changes from principal transactions:
Premiums	1,793	-	800	3,243
Death benefits	(75)	-	(19)	(139)
Surrenders and withdrawals	(517)	(25)	(349)	(1,974)
Policy loans	(233)	(4)	(62)	(316)
Contract charges	(863)	(32)	(397)	(1,886)
Transfers between Divisions
(including fixed account), net	1,839	(67)	(678)	(2,068)
Increase (decrease) in net assets derived from
principal transactions	1,944	(128)	(705)	(3,140)
Total increase (decrease) in net assets	(5,284)	(470)	(5,109)	(12,818)
Net assets at December 31, 2008	$ 9,839	$ 257	$ 3,689	$ 21,402

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

	ING JPMorgan			ING LifeStyle
	Value	ING Julius Baer	ING Legg	Aggressive
	Opportunities	Foreign	Mason Value	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class

Net assets at January 1, 2007	$ 44,858	$ 10,259	$ 5,632	$ 2,722

Increase (decrease) in net assets
Operations:
Net investment income (loss)	400	(51)	(40)	2
Total realized gain (loss) on investments
and capital gains distributions	3,713	1,714	535	277
Net unrealized appreciation (depreciation)
of investments	(4,586)	277	(748)	(329)
Net increase (decrease) in net assets from operations	(473)	1,940	(253)	(50)
Changes from principal transactions:
Premiums	3,519	1,796	817	1,373
Death benefits	(229)	(50)	(26)	-
Surrenders and withdrawals	(2,649)	(371)	(196)	(1,225)
Policy loans	(681)	(105)	(31)	(23)
Contract charges	(2,668)	(787)	(257)	(343)
Transfers between Divisions
(including fixed account), net	(1,131)	4,156	(1,363)	3,838
Increase (decrease) in net assets derived from
principal transactions	(3,839)	4,639	(1,056)	3,620
Total increase (decrease) in net assets	(4,312)	6,579	(1,309)	3,570
Net assets at December 31, 2007	40,546	16,838	4,323	6,292

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,050	(91)	(10)	86
Total realized gain (loss) on investments
and capital gains distributions	2,932	1,515	(255)	349
Net unrealized appreciation (depreciation)
of investments	(19,088)	(9,548)	(1,728)	(3,424)
Net increase (decrease) in net assets from operations	(15,106)	(8,124)	(1,993)	(2,989)
Changes from principal transactions:
Premiums	3,093	2,221	442	1,312
Death benefits	(186)	(149)	(15)	-
Surrenders and withdrawals	(2,583)	(752)	(139)	(115)
Policy loans	(304)	(242)	(121)	22
Contract charges	(2,421)	(979)	(163)	(491)
Transfers between Divisions
(including fixed account), net	(1,193)	1,715	(994)	276
Increase (decrease) in net assets derived from
principal transactions	(3,594)	1,814	(990)	1,004
Total increase (decrease) in net assets	(18,700)	(6,310)	(2,983)	(1,985)
Net assets at December 31, 2008	$ 21,846	$ 10,528	$ 1,340	$ 4,307

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

		ING LifeStyle
	ING LifeStyle	Moderate	ING LifeStyle
	Growth	Growth	Moderate	ING Limited
	Portfolio -	Portfolio -	Portfolio -	Maturity Bond
	Institutional	Institutional	Institutional	Portfolio -
	Class	Class	Class	Service Class

Net assets at January 1, 2007	$ 7,831	$ 2,735	$ 698	$ 14,188

Increase (decrease) in net assets
Operations:
Net investment income (loss)	52	29	11	213
Total realized gain (loss) on investments
and capital gains distributions	381	137	35	12
Net unrealized appreciation (depreciation)
of investments	(202)	(17)	-	525
Net increase (decrease) in net assets from operations	231	149	46	750
Changes from principal transactions:
Premiums	2,456	1,158	311	2,147
Death benefits	(2)	(5)	-	(21)
Surrenders and withdrawals	(181)	(60)	(42)	(820)
Policy loans	(180)	(31)	(7)	(156)
Contract charges	(782)	(272)	(82)	(919)
Transfers between Divisions
(including fixed account), net	6,755	3,051	704	193
Increase (decrease) in net assets derived from
principal transactions	8,066	3,841	884	424
Total increase (decrease) in net assets	8,297	3,990	930	1,174
Net assets at December 31, 2007	16,128	6,725	1,628	15,362

Increase (decrease) in net assets
Operations:
Net investment income (loss)	164	86	88	1,022
Total realized gain (loss) on investments
and capital gains distributions	227	48	33	78
Net unrealized appreciation (depreciation)
of investments	(5,971)	(2,204)	(1,653)	(1,317)
Net increase (decrease) in net assets from operations	(5,580)	(2,070)	(1,532)	(217)
Changes from principal transactions:
Premiums	2,205	851	798	2,769
Death benefits	-	-	-	(112)
Surrenders and withdrawals	(232)	(358)	(429)	(1,160)
Policy loans	(5)	(24)	(93)	(327)
Contract charges	(922)	(404)	(356)	(1,308)
Transfers between Divisions
(including fixed account), net	(2,586)	(147)	5,140	5,464
Increase (decrease) in net assets derived from
principal transactions	(1,540)	(82)	5,060	5,326

Total increase (decrease) in net assets	(7,120)	(2,152)	3,528	5,109
Net assets at December 31, 2008	$ 9,008	$ 4,573	$ 5,156	$ 20,471

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

				ING Marsico
		ING Lord	ING Marsico	International
	ING Liquid	Abbett Affiliated	Growth	Opportunities
	Assets Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class

Net assets at January 1, 2007	$ 50,723	$ 234	$ 5,393	$ 34,862

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,317	3	(39)	216
Total realized gain (loss) on investments
and capital gains distributions	-	6	603	4,292
Net unrealized appreciation (depreciation)
of investments	-	-	196	1,809
Net increase (decrease) in net assets from operations	2,317	9	760	6,317
Changes from principal transactions:
Premiums	15,492	-	921	2,647
Death benefits	(270)	-	(5)	(35)
Surrenders and withdrawals	(6,429)	(5)	(262)	(2,261)
Policy loans	(391)	(2)	(33)	(477)
Contract charges	(4,132)	(12)	(319)	(1,916)
Transfers between Divisions
(including fixed account), net	(3,301)	(32)	23	(1,377)
Increase (decrease) in net assets derived from
principal transactions	969	(51)	325	(3,419)
Total increase (decrease) in net assets	3,286	(42)	1,085	2,898
Net assets at December 31, 2007	54,009	192	6,478	37,760

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,196	4	10	182
Total realized gain (loss) on investments
and capital gains distributions	-	15	10	3,526
Net unrealized appreciation (depreciation)
of investments	-	(86)	(2,239)	(20,585)
Net increase (decrease) in net assets from operations	1,196	(67)	(2,219)	(16,877)
Changes from principal transactions:
Premiums	14,832	-	741	2,257
Death benefits	(264)	-	(1)	(181)
Surrenders and withdrawals	(7,648)	(7)	(321)	(2,231)
Policy loans	(1,116)	(1)	(83)	(254)
Contract charges	(4,796)	(10)	(292)	(1,767)
Transfers between Divisions
(including fixed account), net	9,808	-	(1,462)	(2,800)
Increase (decrease) in net assets derived from
principal transactions	10,816	(18)	(1,418)	(4,976)
Total increase (decrease) in net assets	12,012	(85)	(3,637)	(21,853)
Net assets at December 31, 2008	$ 66,021	$ 107	$ 2,841	$ 15,907

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

		ING MFS		ING Mid Cap
	ING MFS Total	Utilities	ING MFS	Growth
	Return Portfolio	Portfolio -	Utilities	Portfolio -
	- Institutional	Institutional	Portfolio -	Institutional
	Class	Class	Service Class	Class

Net assets at January 1, 2007	$ 3,300	$ 2,547	$ 1,955	$ 2,269

Increase (decrease) in net assets
Operations:
Net investment income (loss)	68	11	6	(11)
Total realized gain (loss) on investments
and capital gains distributions	223	468	405	88
Net unrealized appreciation (depreciation)
of investments	(154)	373	141	(47)
Net increase (decrease) in net assets from operations	137	852	552	30
Changes from principal transactions:
Premiums	791	196	274	(10)
Death benefits	(1)	(7)	-	(1)
Surrenders and withdrawals	(121)	(188)	(39)	(130)
Policy loans	(30)	(54)	(21)	(23)
Contract charges	(252)	(208)	(137)	(118)
Transfers between Divisions
(including fixed account), net	(185)	1,602	343	(123)
Increase (decrease) in net assets derived from
principal transactions	202	1,341	420	(405)
Total increase (decrease) in net assets	339	2,193	972	(375)
Net assets at December 31, 2007	3,639	4,740	2,927	1,894

Increase (decrease) in net assets
Operations:
Net investment income (loss)	425	132	71	(3)
Total realized gain (loss) on investments
and capital gains distributions	338	734	341	73
Net unrealized appreciation (depreciation)
of investments	(2,363)	(2,779)	(1,576)	(243)
Net increase (decrease) in net assets from operations	(1,600)	(1,913)	(1,164)	(173)
Changes from principal transactions:
Premiums	1,430	255	397	-
Death benefits	-	(15)	(16)	-
Surrenders and withdrawals	(126)	(261)	(106)	(32)
Policy loans	(95)	(20)	(31)	(5)
Contract charges	(463)	(264)	(195)	(31)
Transfers between Divisions
(including fixed account), net	4,117	465	6	(1,653)
Increase (decrease) in net assets derived from
principal transactions	4,863	160	55	(1,721)
Total increase (decrease) in net assets	3,263	(1,753)	(1,109)	(1,894)
Net assets at December 31, 2008	$ 6,902	$ 2,987	$ 1,818	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

	ING
	Oppenheimer	ING PIMCO		ING Pioneer
	Main Street	Core Bond	ING Pioneer	Mid Cap Value
	Portfolio® -	Portfolio -	Fund Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class

Net assets at January 1, 2007	$ 455	$ -	$ 244	$ 6,611

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	-	4	12
Total realized gain (loss) on investments
and capital gains distributions	18	-	22	711
Net unrealized appreciation (depreciation)
of investments	(10)	-	(11)	(432)
Net increase (decrease) in net assets from operations	11	-	15	291
Changes from principal transactions:
Premiums	92	-	-	1,104
Death benefits	-	-	-	(2)
Surrenders and withdrawals	(123)	-	-	(251)
Policy loans	(3)	-	-	(130)
Contract charges	(31)	-	-	(437)
Transfers between Divisions
(including fixed account), net	237	-	23	298
Increase (decrease) in net assets derived from
principal transactions	172	-	23	582
Total increase (decrease) in net assets	183	-	38	873
Net assets at December 31, 2007	638	-	282	7,484

Increase (decrease) in net assets
Operations:
Net investment income (loss)	18	16	9	98
Total realized gain (loss) on investments
and capital gains distributions	(77)	(28)	(1)	392
Net unrealized appreciation (depreciation)
of investments	(224)	99	(116)	(2,936)
Net increase (decrease) in net assets from operations	(283)	87	(108)	(2,446)
Changes from principal transactions:
Premiums	101	201	-	899
Death benefits	(1)	-	-	(59)
Surrenders and withdrawals	(91)	(84)	-	(363)
Policy loans	(3)	(32)	-	(99)
Contract charges	(45)	(75)	-	(445)
Transfers between Divisions
(including fixed account), net	281	3,416	33	(93)
Increase (decrease) in net assets derived from
principal transactions	242	3,426	33	(160)
Total increase (decrease) in net assets	(41)	3,513	(75)	(2,606)
Net assets at December 31, 2008	$ 597	$ 3,513	$ 207	$ 4,878

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

		ING T. Rowe
		Price Capital	ING T. Rowe
	ING Stock Index	Appreciation	Price Equity	ING UBS U.S.
	Portfolio -	Portfolio -	Income Portfolio	Allocation
	Institutional	Institutional	- Institutional	Portfolio -
	Class	Class	Class	Service Class

Net assets at January 1, 2007	$ 97,438	$ 39,681	$ 10,431	$ 32

Increase (decrease) in net assets
Operations:
Net investment income (loss)	987	636	108	5
Total realized gain (loss) on investments
and capital gains distributions	5,507	5,037	916	3
Net unrealized appreciation (depreciation)
of investments	(1,953)	(4,043)	(761)	(7)
Net increase (decrease) in net assets from operations	4,541	1,630	263	1
Changes from principal transactions:
Premiums	10,607	5,952	1,450	44
Death benefits	(238)	(100)	(219)	-
Surrenders and withdrawals	(6,483)	(1,690)	(499)	-
Policy loans	(1,163)	(542)	(104)	-
Contract charges	(6,362)	(2,700)	(642)	(12)
Transfers between Divisions
(including fixed account), net	(2,480)	8,380	225	1
Increase (decrease) in net assets derived from
principal transactions	(6,119)	9,300	211	33
Total increase (decrease) in net assets	(1,578)	10,930	474	34
Net assets at December 31, 2007	95,860	50,611	10,905	66

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,316	2,239	426	2
Total realized gain (loss) on investments
and capital gains distributions	1,314	4,935	601	(10)
Net unrealized appreciation (depreciation)
of investments	(37,704)	(23,787)	(5,307)	4
Net increase (decrease) in net assets from operations	(34,074)	(16,613)	(4,280)	(4)
Changes from principal transactions:
Premiums	8,994	6,420	1,509	6
Death benefits	(334)	(523)	(170)	-
Surrenders and withdrawals	(5,053)	(2,909)	(483)	-
Policy loans	(1,097)	(664)	(100)	-
Contract charges	(5,990)	(3,515)	(665)	(3)
Transfers between Divisions
(including fixed account), net	(3,623)	10,457	945	(65)
Increase (decrease) in net assets derived from
principal transactions	(7,103)	9,266	1,036	(62)
Total increase (decrease) in net assets	(41,177)	(7,347)	(3,244)	(66)
Net assets at December 31, 2008	$ 54,683	$ 43,264	$ 7,661	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

	ING Van		ING Van
	Kampen Capital	ING Van	Kampen Large	ING Van
	Growth	Kampen Growth	Cap Growth	Kampen Real
	Portfolio -	and Income	Portfolio -	Estate Portfolio -
	Institutional	Portfolio -	Institutional	Institutional
	Class	Service Class	Class	Class

Net assets at January 1, 2007	$ 19,686	$ 16,308	$ 150,825	$ 9,468

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(114)	135	(590)	61
Total realized gain (loss) on investments
and capital gains distributions	1,596	957	1,463	1,645
Net unrealized appreciation (depreciation)
of investments	2,246	(759)	3,795	(2,897)
Net increase (decrease) in net assets from operations	3,728	333	4,668	(1,191)
Changes from principal transactions:
Premiums	-	1,700	13,880	-
Death benefits	(72)	(61)	(556)	(11)
Surrenders and withdrawals	(1,143)	(1,101)	(11,133)	(331)
Policy loans	(332)	(176)	(1,628)	(202)
Contract charges	(1,329)	(989)	(8,869)	(463)
Transfers between Divisions
(including fixed account), net	(920)	(1,337)	(8,582)	(2,364)
Increase (decrease) in net assets derived from
principal transactions	(3,796)	(1,964)	(16,888)	(3,371)
Total increase (decrease) in net assets	(68)	(1,631)	(12,220)	(4,562)
Net assets at December 31, 2007	19,618	14,677	138,605	4,906

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(349)	377	450	38
Total realized gain (loss) on investments
and capital gains distributions	4,211	(199)	(1,908)	329
Net unrealized appreciation (depreciation)
of investments	(69,093)	(4,698)	(5,715)	(1,767)
Net increase (decrease) in net assets from operations	(65,231)	(4,520)	(7,173)	(1,400)
Changes from principal transactions:
Premiums	7,711	1,383	4,126	-
Death benefits	(283)	(16)	(124)	(17)
Surrenders and withdrawals	(6,414)	(828)	(3,074)	(279)
Policy loans	(1,294)	(140)	(630)	(128)
Contract charges	(6,511)	(923)	(2,697)	(270)
Transfers between Divisions
(including fixed account), net	123,024	(953)	(129,033)	(792)
Increase (decrease) in net assets derived from
principal transactions	116,233	(1,477)	(131,432)	(1,486)
Total increase (decrease) in net assets	51,002	(5,997)	(138,605)	(2,886)
Net assets at December 31, 2008	$ 70,620	$ 8,680	$ -	$ 2,020

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

		ING Wells
	ING VP Index	Fargo Small Cap	ING American	ING American
	Plus	Disciplined	Century Large	Century Small-
	International	Portfolio -	Company Value	Mid Cap Value
	Equity Portfolio	Institutional	Portfolio - Initial	Portfolio - Initial
	- Service Class	Class	Class	Class

Net assets at January 1, 2007	$ 10,710	$ 10,877	$ 556	$ 886

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(67)	(60)	2	-
Total realized gain (loss) on investments
and capital gains distributions	256	209	55	99
Net unrealized appreciation (depreciation)
of investments	631	(528)	(66)	(113)
Net increase (decrease) in net assets from operations	820	(379)	(9)	(14)
Changes from principal transactions:
Premiums	128	1,293	-	-
Death benefits	(77)	(14)	-	-
Surrenders and withdrawals	(810)	(617)	(19)	(17)
Policy loans	(118)	(167)	-	(4)
Contract charges	(516)	(630)	(19)	(31)
Transfers between Divisions
(including fixed account), net	428	(1,290)	(192)	(231)
Increase (decrease) in net assets derived from
principal transactions	(965)	(1,425)	(230)	(283)
Total increase (decrease) in net assets	(145)	(1,804)	(239)	(297)
Net assets at December 31, 2007	10,565	9,073	317	589

Increase (decrease) in net assets
Operations:
Net investment income (loss)	452	59	28	2
Total realized gain (loss) on investments
and capital gains distributions	(856)	660	67	39
Net unrealized appreciation (depreciation)
of investments	(3,773)	(3,527)	(200)	(184)
Net increase (decrease) in net assets from operations	(4,177)	(2,808)	(105)	(143)
Changes from principal transactions:
Premiums	135	1,041	-	-
Death benefits	(17)	(31)	-	(2)
Surrenders and withdrawals	(575)	(471)	(26)	(26)
Policy loans	(79)	(166)	-	(1)
Contract charges	(471)	(558)	(12)	(24)
Transfers between Divisions
(including fixed account), net	(133)	(624)	(16)	(34)
Increase (decrease) in net assets derived from
principal transactions	(1,140)	(809)	(54)	(87)
Total increase (decrease) in net assets	(5,317)	(3,617)	(159)	(230)
Net assets at December 31, 2008	$ 5,248	$ 5,456	$ 158	$ 359

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

				ING Legg
	ING Baron			Mason Partners
	Small Cap	ING Columbia	ING JPMorgan	Aggressive
	Growth	Small Cap Value	Mid Cap Value	Growth
	Portfolio - Initial	II Portfolio -	Portfolio - Initial	Portfolio - Initial
	Class	Initial Class	Class	Class

Net assets at January 1, 2007	$ 4,438	$ 4,467	$ 9,804	$ 320

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(33)	(22)	12	(2)
Total realized gain (loss) on investments
and capital gains distributions	431	302	1,087	16
Net unrealized appreciation (depreciation)
of investments	(130)	(151)	(901)	(20)
Net increase (decrease) in net assets from operations	268	129	198	(6)
Changes from principal transactions:
Premiums	862	693	1,716	-
Death benefits	-	(1)	(31)	-
Surrenders and withdrawals	(188)	(168)	(387)	(6)
Policy loans	(38)	(67)	(116)	(1)
Contract charges	(309)	(244)	(625)	(21)
Transfers between Divisions
(including fixed account), net	1,460	(201)	(367)	(35)

Increase (decrease) in net assets derived from
principal transactions	1,787	12	190	(63)
Total increase (decrease) in net assets	2,055	141	388	(69)
Net assets at December 31, 2007	6,493	4,608	10,192	251

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(27)	(14)	171	(1)
Total realized gain (loss) on investments
and capital gains distributions	(191)	(98)	467	-
Net unrealized appreciation (depreciation)
of investments	(2,373)	(1,721)	(3,975)	(84)
Net increase (decrease) in net assets from operations	(2,591)	(1,833)	(3,337)	(85)
Changes from principal transactions:
Premiums	695	706	1,482	-
Death benefits	(9)	(8)	(13)	-
Surrenders and withdrawals	(154)	(293)	(486)	(8)
Policy loans	(50)	(47)	(115)	(3)
Contract charges	(321)	(278)	(595)	(14)
Transfers between Divisions
(including fixed account), net	(636)	731	(691)	(24)
Increase (decrease) in net assets derived from
principal transactions	(475)	811	(418)	(49)
Total increase (decrease) in net assets	(3,066)	(1,022)	(3,755)	(134)
Net assets at December 31, 2008	$ 3,427	$ 3,586	$ 6,437	$ 117

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

	ING Lord
	Abbett U.S.	ING Neuberger	ING Neuberger
	Government	Berman	Berman	ING
	Securities	Partners	Regency	Oppenheimer
	Portfolio -	Portfolio -	Portfolio -	Global Portfolio
	Initial Class	Initial Class	Initial Class	- Initial Class

Net assets at January 1, 2007	$ 56	$ 37	$ 40	$ 57,700

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	(1)	2	258
Total realized gain (loss) on investments
and capital gains distributions	(1)	31	16	4,076
Net unrealized appreciation (depreciation)
of investments	-	(35)	(38)	(933)
Net increase (decrease) in net assets from operations	5	(5)	(20)	3,401
Changes from principal transactions:
Premiums	10	96	77	6,566
Death benefits	(3)	-	-	(108)
Surrenders and withdrawals	(11)	(24)	(15)	(4,280)
Policy loans	-	-	-	(942)
Contract charges	(4)	(26)	(20)	(3,490)
Transfers between Divisions
(including fixed account), net	68	540	372	(1,107)
Increase (decrease) in net assets derived from
principal transactions	60	586	414	(3,361)
Total increase (decrease) in net assets	65	581	394	40
Net assets at December 31, 2007	121	618	434	57,740

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11	(4)	-	860
Total realized gain (loss) on investments
and capital gains distributions	(10)	(189)	(43)	3,961
Net unrealized appreciation (depreciation)
of investments	2	(378)	34	(28,877)
Net increase (decrease) in net assets from operations	3	(571)	(9)	(24,056)
Changes from principal transactions:
Premiums	14	82	24	6,170
Death benefits	-	-	-	(159)
Surrenders and withdrawals	(1)	(19)	(3)	(3,382)
Policy loans	5	(7)	-	(597)
Contract charges	(11)	(50)	(10)	(3,369)
Transfers between Divisions
(including fixed account), net	(131)	418	(436)	2,508
Increase (decrease) in net assets derived from
principal transactions	(124)	424	(425)	1,171
Total increase (decrease) in net assets	(121)	(147)	(434)	(22,885)
Net assets at December 31, 2008	$ -	$ 471	$ -	$ 34,855

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

				ING T. Rowe
	ING			Price Diversified
	Oppenheimer	ING PIMCO	ING Pioneer	Mid Cap
	Strategic Income	Total Return	High Yield	Growth
	Portfolio -	Portfolio - Initial	Portfolio - Initial	Portfolio - Initial
	Service Class	Class	Class	Class

Net assets at January 1, 2007	$ 2,338	$ 5,737	$ -	$ 70,799

Increase (decrease) in net assets
Operations:
Net investment income (loss)	148	224	-	(307)
Total realized gain (loss) on investments
and capital gains distributions	76	14	-	8,958
Net unrealized appreciation (depreciation)
of investments	57	424	-	70
Net increase (decrease) in net assets from operations	281	662	-	8,721
Changes from principal transactions:
Premiums	600	1,092	-	8,010
Death benefits	(3)	(6)	-	(141)
Surrenders and withdrawals	(91)	(253)	-	(5,489)
Policy loans	(14)	(54)	-	(1,203)
Contract charges	(242)	(414)	-	(4,456)
Transfers between Divisions
(including fixed account), net	2,210	2,102	-	(4,174)
Increase (decrease) in net assets derived from
principal transactions	2,460	2,467	-	(7,453)
Total increase (decrease) in net assets	2,741	3,129	-	1,268
Net assets at December 31, 2007	5,079	8,866	-	72,067

Increase (decrease) in net assets
Operations:
Net investment income (loss)	423	400	461	(69)
Total realized gain (loss) on investments
and capital gains distributions	(69)	390	(382)	9,035
Net unrealized appreciation (depreciation)
of investments	(2,177)	(928)	(4,927)	(37,926)
Net increase (decrease) in net assets from operations	(1,823)	(138)	(4,848)	(28,960)
Changes from principal transactions:
Premiums	1,635	423	19	6,372
Death benefits	(98)	(226)	(10)	(206)
Surrenders and withdrawals	(284)	(767)	(408)	(4,287)
Policy loans	(114)	(128)	(89)	(947)
Contract charges	(581)	(599)	(429)	(4,145)
Transfers between Divisions
(including fixed account), net	5,515	414	18,048	(3,793)
Increase (decrease) in net assets derived from
principal transactions	6,073	(883)	17,131	(7,006)
Total increase (decrease) in net assets	4,250	(1,021)	12,283	(35,966)
Net assets at December 31, 2008	$ 9,329	$ 7,845	$ 12,283	$ 36,101

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

				ING VP
		ING Van	ING Van	Strategic
	ING UBS U.S.	Kampen	Kampen Equity	Allocation
	Large Cap	Comstock	and Income	Conservative
	Equity Portfolio	Portfolio - Initial	Portfolio - Initial	Portfolio -
	- Initial Class	Class	Class	Class I

Net assets at January 1, 2007	$ 7,204	$ 9,506	$ 1,862	$ 72

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	91	33	2
Total realized gain (loss) on investments
and capital gains distributions	176	570	154	2
Net unrealized appreciation (depreciation)
of investments	(141)	(924)	(146)	-
Net increase (decrease) in net assets from operations	43	(263)	41	4
Changes from principal transactions:
Premiums	812	1,620	281	-
Death benefits	(9)	(28)	(3)	-
Surrenders and withdrawals	(382)	(292)	(47)	-
Policy loans	(159)	(128)	(1)	-
Contract charges	(434)	(528)	(98)	(6)
Transfers between Divisions
(including fixed account), net	(8)	(329)	(16)	(6)
Increase (decrease) in net assets derived from
principal transactions	(180)	315	116	(12)
Total increase (decrease) in net assets	(137)	52	157	(8)
Net assets at December 31, 2007	7,067	9,558	2,019	64

Increase (decrease) in net assets
Operations:
Net investment income (loss)	103	271	90	2
Total realized gain (loss) on investments
and capital gains distributions	52	153	59	2
Net unrealized appreciation (depreciation)
of investments	(2,897)	(3,558)	(660)	(16)
Net increase (decrease) in net assets from operations	(2,742)	(3,134)	(511)	(12)
Changes from principal transactions:
Premiums	640	1,212	330	-
Death benefits	(20)	(5)	-	-
Surrenders and withdrawals	(431)	(359)	(69)	(2)
Policy loans	(90)	(122)	(18)	-
Contract charges	(399)	(436)	(133)	(5)
Transfers between Divisions
(including fixed account), net	(223)	(1,524)	47	(11)
Increase (decrease) in net assets derived from
principal transactions	(523)	(1,234)	157	(18)
Total increase (decrease) in net assets	(3,265)	(4,368)	(354)	(30)
Net assets at December 31, 2008	$ 3,802	$ 5,190	$ 1,665	$ 34

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

	ING VP	ING VP
	Strategic	Strategic		ING Lehman
	Allocation	Allocation	ING VP Growth	Brothers U.S.
	Growth	Moderate	and Income	Aggregate Bond
	Portfolio -	Portfolio -	Portfolio -	Index® Portfolio
	Class I	Class I	Class I	- Class I

Net assets at January 1, 2007	$ 1,833	$ 930	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	22	16	26	-
Total realized gain (loss) on investments
and capital gains distributions	138	49	1	-
Net unrealized appreciation (depreciation)
of investments	(82)	(20)	2	-
Net increase (decrease) in net assets from operations	78	45	29	-
Changes from principal transactions:
Premiums	-	-	-	-
Death benefits	-	(73)	-	-
Surrenders and withdrawals	(31)	(20)	(11)	-
Policy loans	(6)	-	(2)	-
Contract charges	(65)	(49)	(17)	-
Transfers between Divisions
(including fixed account), net	(213)	(13)	1,973	-
Increase (decrease) in net assets derived from
principal transactions	(315)	(155)	1,943	-
Total increase (decrease) in net assets	(237)	(110)	1,972	-
Net assets at December 31, 2007	1,596	820	1,972	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	18	17	13	8
Total realized gain (loss) on investments
and capital gains distributions	68	32	(59)	(14)
Net unrealized appreciation (depreciation)
of investments	(479)	(294)	(629)	15
Net increase (decrease) in net assets from operations	(393)	(245)	(675)	9
Changes from principal transactions:
Premiums	-	-	-	43
Death benefits	-	-	(3)	-
Surrenders and withdrawals	(374)	(3)	(99)	(5)
Policy loans	(1)	(1)	(14)	(14)
Contract charges	(38)	(40)	(101)	(18)
Transfers between Divisions
(including fixed account), net	(221)	(71)	(72)	500
Increase (decrease) in net assets derived from
principal transactions	(634)	(115)	(289)	506
Total increase (decrease) in net assets	(1,027)	(360)	(964)	515
Net assets at December 31, 2008	$ 569	$ 460	$ 1,008	$ 515

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

	ING
	Opportunistic	ING Russell™	ING VP Index	ING VP Index
	Large Cap	Small Cap	Plus LargeCap	Plus MidCap
	Value Portfolio -	Index Portfolio	Portfolio -	Portfolio -
	Class I	- Class I	Class I	Class I

Net assets at January 1, 2007	$ 2,092	$ -	$ 2,578	$ 14,578

Increase (decrease) in net assets
Operations:
Net investment income (loss)	25	-	17	13
Total realized gain (loss) on investments
and capital gains distributions	65	-	391	1,709
Net unrealized appreciation (depreciation)
of investments	(28)	-	(288)	(967)
Net increase (decrease) in net assets from operations	62	-	120	755
Changes from principal transactions:
Premiums	-	-	464	1,906
Death benefits	(6)	-	(81)	(80)
Surrenders and withdrawals	(89)	-	(134)	(578)
Policy loans	(30)	-	(30)	(117)
Contract charges	(121)	-	(190)	(792)
Transfers between Divisions
(including fixed account), net	(155)	-	25	(189)
Increase (decrease) in net assets derived from
principal transactions	(401)	-	54	150
Total increase (decrease) in net assets	(339)	-	174	905
Net assets at December 31, 2007	1,753	-	2,752	15,483

Increase (decrease) in net assets
Operations:
Net investment income (loss)	22	2	45	102
Total realized gain (loss) on investments
and capital gains distributions	162	(3)	(556)	(555)
Net unrealized appreciation (depreciation)
of investments	(737)	(26)	(782)	(5,242)
Net increase (decrease) in net assets from operations	(553)	(27)	(1,293)	(5,695)
Changes from principal transactions:
Premiums	-	5	465	1,678
Death benefits	(3)	-	-	(13)
Surrenders and withdrawals	(117)	-	(65)	(637)
Policy loans	(23)	-	(52)	(118)
Contract charges	(92)	(3)	(201)	(756)
Transfers between Divisions
(including fixed account), net	(88)	227	562	(726)
Increase (decrease) in net assets derived from
principal transactions	(323)	229	709	(572)
Total increase (decrease) in net assets	(876)	202	(584)	(6,267)
Net assets at December 31, 2008	$ 877	$ 202	$ 2,168	$ 9,216

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

	ING VP Index	ING VP High	ING VP	ING VP MidCap
	Plus SmallCap	Yield Bond	International	Opportunities
	Portfolio -	Portfolio -	Value Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I

Net assets at January 1, 2007	$ 14,007	$ 23,182	$ 31,100	$ 17,509

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(37)	1,685	321	(98)
Total realized gain (loss) on investments
and capital gains distributions	2,104	114	7,123	1,185
Net unrealized appreciation (depreciation)
of investments	(3,032)	(1,495)	(3,920)	2,802
Net increase (decrease) in net assets from operations	(965)	304	3,524	3,889
Changes from principal transactions:
Premiums	1,665	2,458	(15)	(1)
Death benefits	(57)	(60)	(249)	(52)
Surrenders and withdrawals	(469)	(1,261)	(1,817)	(1,206)
Policy loans	(105)	(365)	(379)	(319)
Contract charges	(688)	(1,516)	(1,267)	(1,139)
Transfers between Divisions
(including fixed account), net	(282)	(515)	(3,741)	(1,211)
Increase (decrease) in net assets derived from
principal transactions	64	(1,259)	(7,468)	(3,928)
Total increase (decrease) in net assets	(901)	(955)	(3,944)	(39)
Net assets at December 31, 2007	13,106	22,227	27,156	17,470

Increase (decrease) in net assets
Operations:
Net investment income (loss)	35	1,141	415	(74)
Total realized gain (loss) on investments
and capital gains distributions	(2,390)	(3,263)	2,740	821
Net unrealized appreciation (depreciation)
of investments	(1,636)	1,131	(13,308)	(7,112)
Net increase (decrease) in net assets from operations	(3,991)	(991)	(10,153)	(6,365)
Changes from principal transactions:
Premiums	1,283	717	-	-
Death benefits	(76)	(169)	(40)	(15)
Surrenders and withdrawals	(554)	(1,090)	(1,119)	(1,056)
Policy loans	(193)	(230)	(278)	(239)
Contract charges	(582)	(1,009)	(1,021)	(1,075)
Transfers between Divisions
(including fixed account), net	(1,683)	(19,455)	(2,579)	804
Increase (decrease) in net assets derived from
principal transactions	(1,805)	(21,236)	(5,037)	(1,581)
Total increase (decrease) in net assets	(5,796)	(22,227)	(15,190)	(7,946)
Net assets at December 31, 2008	$ 7,310	$ -	$ 11,966	$ 9,524

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

		ING VP
		SmallCap	ING VP	ING VP
	ING VP Real	Opportunities	Balanced	Intermediate
	Estate Portfolio -	Portfolio -	Portfolio -	Bond Portfolio -
	Class S	Class I	Class I	Class I

Net assets at January 1, 2007	$ 4,439	$ 21,566	$ 12,161	$ 6,189

Increase (decrease) in net assets
Operations:
Net investment income (loss)	95	(129)	237	231
Total realized gain (loss) on investments
and capital gains distributions	488	1,801	533	(32)
Net unrealized appreciation (depreciation)
of investments	(1,482)	327	(197)	153
Net increase (decrease) in net assets from operations	(899)	1,999	573	352
Changes from principal transactions:
Premiums	929	2,880	70	1,319
Death benefits	(4)	(61)	(122)	(14)
Surrenders and withdrawals	(150)	(1,403)	(606)	(457)
Policy loans	(26)	(468)	(95)	(63)
Contract charges	(315)	(1,400)	(655)	(522)
Transfers between Divisions
(including fixed account), net	62	(1,022)	413	589
Increase (decrease) in net assets derived from
principal transactions	496	(1,474)	(995)	852
Total increase (decrease) in net assets	(403)	525	(422)	1,204
Net assets at December 31, 2007	4,036	22,091	11,739	7,393

Increase (decrease) in net assets
Operations:
Net investment income (loss)	53	(97)	296	579
Total realized gain (loss) on investments
and capital gains distributions	(933)	3,657	578	139
Net unrealized appreciation (depreciation)
of investments	972	(10,835)	(3,947)	(1,791)
Net increase (decrease) in net assets from operations	92	(7,275)	(3,073)	(1,073)
Changes from principal transactions:
Premiums	235	2,327	94	1,735
Death benefits	(124)	(61)	(45)	(6)
Surrenders and withdrawals	(131)	(1,538)	(849)	(670)
Policy loans	(102)	(299)	(73)	(127)
Contract charges	(209)	(1,369)	(663)	(826)
Transfers between Divisions
(including fixed account), net	(3,797)	(744)	99	4,549
Increase (decrease) in net assets derived from
principal transactions	(4,128)	(1,684)	(1,437)	4,655
Total increase (decrease) in net assets	(4,036)	(8,959)	(4,510)	3,582
Net assets at December 31, 2008	$ -	$ 13,132	$ 7,229	$ 10,975

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007 (Dollars in thousands)

Neuberger
Berman AMT
Socially
Responsive
Portfolio® -
Class I

Net assets at January 1, 2007	$ 1,685

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)
Total realized gain (loss) on investments
and capital gains distributions	241
Net unrealized appreciation (depreciation)
of investments	(118)
Net increase (decrease) in net assets from operations	115
Changes from principal transactions:
Premiums	324
Death benefits	(5)
Surrenders and withdrawals	(130)
Policy loans	(33)
Contract charges	(128)
Transfers between Divisions
(including fixed account), net	339
Increase (decrease) in net assets derived from
principal transactions	367
Total increase (decrease) in net assets	482
Net assets at December 31, 2007	2,167

Increase (decrease) in net assets
Operations:
Net investment income (loss)	48
Total realized gain (loss) on investments
and capital gains distributions	271
Net unrealized appreciation (depreciation)
of investments	(1,582)
Net increase (decrease) in net assets from operations	(1,263)
Changes from principal transactions:
Premiums	484
Death benefits	-
Surrenders and withdrawals	(138)
Policy loans	(39)
Contract charges	(170)
Transfers between Divisions
(including fixed account), net	993
Increase (decrease) in net assets derived from
principal transactions	1,130
Total increase (decrease) in net assets	(133)
Net assets at December 31, 2008	$ 2,034

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

1. Organization

ReliaStar Life Insurance Company Select*Life Variable Account (the “Account”) was established by ReliaStar Life Insurance Company (“ReliaStar Life” or the “Company”) to support the operations of variable life policies (“Policies”). ReliaStar Life is an indirect, wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Policies consist of the Select*Life I product and Select*Life Series 2000 product, which incorporates Select*Life II, Select*Life III, Variable Estate Design, Flexdesign® VUL, ING Protector Elite, ING Investor Elite and Variable Accumulation DesignSM products. ReliaStar Life provides for variable accumulation and benefits under the Policies by crediting premium payments to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Policies will not be charged with liabilities arising out of any other business ReliaStar Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar Life. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar Life.

At December 31, 2008, the Account had 78 investment divisions (the “Divisions”), 8 of which invest in independently managed mutual funds and 70 of which invest in mutual funds managed by an affiliate, either Directed Services LLC (“DSL”) or ING Investments, LLC (“IIL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at December 31, 2008 and related Trusts are as follows:

American Funds Insurance Series:
American Funds Insurance Series® Growth Fund -
Class 2
American Funds Insurance Series® Growth-Income
Fund - Class 2
American Funds Insurance Series® International Fund
- Class 2
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio -
Initial Class

ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio -
Institutional Class
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
ING BlackRock Large Cap Value Portfolio -
Institutional Class
ING Evergreen Health Sciences Portfolio -
Institutional Class
ING Evergreen Omega Portfolio - Institutional Class
ING FMRSM Diversified Mid Cap Portfolio -
Institutional Class
ING Focus 5 Portfolio - Class I**
ING Franklin Templeton Founding Strategy Portfolio
- Institutional Class**
ING Global Real Estate Portfolio - Service Class**

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Notes to Financial Statements

ING Investors Trust (continued):

ING Global Resources Portfolio - Institutional Class
ING International Growth Opportunities Portfolio -
Service Class
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
ING JPMorgan Value Opportunities Portfolio -
Institutional Class
ING Julius Baer Foreign Portfolio - Institutional Class
ING Legg Mason Value Portfolio - Institutional Class
ING LifeStyle Aggressive Growth Portfolio -
Institutional Class
ING LifeStyle Growth Portfolio - Institutional Class
ING LifeStyle Moderate Growth Portfolio -
Institutional Class
ING LifeStyle Moderate Portfolio - Institutional Class
ING Limited Maturity Bond Portfolio - Service Class
ING Liquid Assets Portfolio - Institutional Class
ING Lord Abbett Affiliated Portfolio- Institutional
Class
ING Marsico Growth Portfolio - Institutional Class
ING Marsico International Opportunities Portfolio -
Institutional Class
ING MFS Total Return Portfolio - Institutional Class
ING MFS Utilities Portfolio - Institutional Class
ING MFS Utilities Portfolio - Service Class
ING Oppenheimer Main Street Portfolio® -
Institutional Class
ING PIMCO Core Bond Portfolio - Institutional
Class**
ING Pioneer Fund Portfolio - Institutional Class
ING Pioneer Mid Cap Value Portfolio - Institutional
Class
ING Stock Index Portfolio - Institutional Class
ING T. Rowe Price Capital Appreciation Portfolio -
Institutional Class
ING T. Rowe Price Equity Income Portfolio -
Institutional Class
ING Van Kampen Capital Growth Portfolio -
Institutional Class
ING Van Kampen Growth and Income Portfolio -
Service Class
ING Van Kampen Real Estate Portfolio - Institutional
Class
ING VP Index Plus International Equity Portfolio -
Service Class
ING Wells Fargo Small Cap Disciplined Portfolio -
Institutional Class
ING Partners, Inc.:
ING American Century Large Company Value
Portfolio - Initial Class
ING American Century Small-Mid Cap Value
Portfolio - Initial Class

ING Partners, Inc. (continued):
ING Baron Small Cap Growth Portfolio - Initial Class
ING Columbia Small Cap Value II Portfolio - Initial
Class
ING JPMorgan Mid Cap Value Portfolio - Initial
Class
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class
ING Neuberger Berman Partners Portfolio - Initial
Class
ING Oppenheimer Global Portfolio - Initial Class
ING Oppenheimer Strategic Income Portfolio -
Service Class
ING PIMCO Total Return Portfolio - Initial Class
ING Pioneer High Yield Portfolio - Initial Class**
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
ING UBS U.S. Large Cap Equity Portfolio - Initial
Class
ING Van Kampen Comstock Portfolio - Initial Class
ING Van Kampen Equity and Income Portfolio -
Initial Class
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio -
Class I
ING VP Strategic Allocation Growth Portfolio -
Class I
ING VP Strategic Allocation Moderate Portfolio -
Class I
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I*
ING Variable Portfolios, Inc.:
ING Lehman Brothers U.S. Aggregate Bond Index®
Portfolio - Class I**
ING Opportunistic LargeCap Value Portfolio - Class I
ING RussellTM Small Cap Index Portfolio - Class I**
ING VP Index Plus LargeCap Portfolio - Class I
ING VP Index Plus MidCap Portfolio - Class I
ING VP Index Plus SmallCap Portfolio - Class I
ING Variable Products Trust:
ING VP International Value Portfolio - Class I
ING VP MidCap Opportunities Portfolio - Class I
ING VP SmallCap Opportunities Portfolio - Class I
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Socially Responsive
Portfolio® - Class I

* Division was added in 2007
** Division was added in 2008

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Notes to Financial Statements

The names of certain Divisions and Trusts were changed during 2008. The following is a summary of current and former names for those Divisions and Trusts:

Current Name	Former Name

ING Investors Trust:	ING Investors Trust:
ING Mid Cap Growth Portfolio - Institutional	ING FMRSM Mid Cap Growth Portfolio -
Class	Institutional Class
ING Van Kampen Large Cap Growth Portfolio -	ING FMRSM Large Cap Growth Portfolio -
Institutional Class	Institutional Class
ING Variable Portfolios, Inc.:	ING Variable Portfolios, Inc.:
ING Opportunistic Large Cap Value Portfolio -	ING VP Value Opportunity Portfolio - Class I
Class I

During 2008, the following Divisions were closed to contractowners:

ING Investors Trust:
ING Mid Cap Growth Portfolio - Institutional Class
ING UBS U.S. Allocation Portfolio - Service Class
ING Van Kampen Large Cap Growth Portfolio - Institutional Class
ING Partners, Inc.:
ING Lord Abbett U.S. Government Securities Portfolio - Initial Class
ING Neuberger Berman Regency Portfolio - Initial Class
ING Variable Products Trust:
ING VP High Yield Bond Portfolio - Class I
ING VP Real Estate Portfolio - Class S

There were no Divisions offered to contractowners during 2008 that did not have any activity for the year ended December 31, 2008.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on the specific identification basis.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Notes to Financial Statements

The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ReliaStar Life, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ReliaStar Life.

Contractowner Reserves

Contractowner reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ReliaStar Life will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ReliaStar Life.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net Assets are items which relate to contractowner activity, including premiums, surrenders and withdrawals, policy loans, death benefits, and policy charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) ReliaStar Life related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ReliaStar Life). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and Liabilities.

3. Recently Adopted Accounting Standards

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“FAS”) No. 157, “Fair Value Measurements” (“FAS No. 157”). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value to any new circumstances.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Notes to Financial Statements

Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The adoption of FAS No. 157 on January 1, 2008 did not have an impact on the Account’s net assets or results of operations. New disclosures are included in the Financial Instruments footnote.

4.	Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2008, based on the priority of the inputs to the valuation technique below. The Account had no financial liabilities as of December 31, 2008.

The FAS No. 157 fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

	§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.

	§	Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.

Level 2 inputs include the following:

		a)	Quoted prices for similar assets or liabilities in active markets;

		b)	Quoted prices for identical or similar assets or liabilities in non-active markets;

		c)	Inputs other than quoted market prices that are observable; and

		d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Notes to Financial Statements

§	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

5. Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ReliaStar Life’s expenses in connection with the issuance and administration of the Policies. Following is a summary of these charges:

Premium Expense Charge

ReliaStar Life deducts a premium charge ranging from 4.50% to 8.00% of each premium payment as defined in the Policies.

Mortality and Expense Risk Charges

The monthly deduction includes a monthly mortality and expense risk charge, a cost of insurance charge, a monthly administrative charge, a monthly amount charge, and any charges for optional insurance benefits.

ReliaStar Life assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Policies, deducts a mortality and expense risk charge from the assets of the Account. Monthly charges are deducted at annual rates of up to 0.90% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Policies.

The cost of insurance charge varies based on the insured’s sex, issue age, policy year, rate class, and the face amount of the Policies.

The monthly administrative charge currently ranges from $8.25 to $19.00 per month. Monthly administrative charges for Select*Life II (policies with policy dates before February 17, 2004), Select*Life III, Flexdesign® VUL, Variable Estate Design and Variable Accumulation Design products are guaranteed not to exceed $12.00 per month. Monthly administrative charges for Select*Life II policies with policy dates on or after February 17, 2004 are guaranteed not to exceed $10.00 per month.

The monthly amount charged and charges for optional insurance benefits vary based on a number of factors and are defined in the Policies.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Notes to Financial Statements

Surrender and Lapse Charges

As defined in the Policies, ReliaStar Life assesses a surrender charge if the Policies lapse or are surrendered before a specified period.

Transfer and Other Charges

A transfer charge of up to $25 may be imposed on each transfer between Divisions. A charge for partial withdrawals of $10 is also imposed in accordance with the terms of the Policies, and may be increased up to a maximum of $25.

6. Related Party Transactions

During the year ended December 31, 2008, management fees were paid to DSL, an affiliate of the Company, in its capacity as investment manager to ING Investors Trust and ING Partners, Inc. The Trusts’ advisory agreement provided for a fee at annual rates up to 1.25% of the average net assets of each respective Fund of the Trust.

Management fees were also paid to IIL, an affiliate of the Company, in its capacity as investment manager to the ING VP Intermediate Bond Portfolio, ING Strategic Allocation Portfolios, Inc., ING Variable Portfolios, Inc., ING VP Balanced Portfolio, Inc., ING Variable Funds and the ING Variable Products Trust. The Trusts’ advisory agreement provided for a fee at annual rates ranging from 0.08% to 0.85% of the average net assets of each respective Fund of the Trusts.

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Notes to Financial Statements

7.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

		Year Ending December 31
	2008		2007

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)
American Funds Insurance Series:
American Funds Insurance Series® - Growth Fund - Class 2	$ 11,672	$ 8,303	$ 16,195	$ 6,175
American Funds Insurance Series® - Growth-Income Fund - Class 2	7,322	5,644	9,495	2,805
American Funds Insurance Series® - International Fund - Class 2	9,471	9,465	13,928	4,236
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	2,582	12,622	16,516	15,626
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	6,118	18,488	39,743	10,840
Fidelity® VIP Index 500 Portfolio - Initial Class	114	548	219	1,026
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	604	2,752	713	3,226
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Institutional
Class	845	840	2,913	2,571
ING BlackRock Large Cap Growth Portfolio - Institutional Class	7,081	6,844	1,261	273
ING BlackRock Large Cap Value Portfolio - Institutional Class	435	1,851	440	2,165
ING Evergreen Health Sciences Portfolio - Institutional Class	3,009	1,087	1,686	1,016
ING Evergreen Omega Portfolio - Institutional Class	11,833	11,588	2,433	12,689
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	6,314	4,476	5,241	4,660
ING Focus 5 Portfolio - Class I	56	3	-	-
ING Franklin Templeton Founding Strategy Portfolio - Institutional
Class	890	255	-	-
ING Global Real Estate Portfolio - Service Class	5,435	756	-	-
ING Global Resources Portfolio - Institutional Class	8,944	4,209	6,506	3,553
ING International Growth Opportunities Portfolio - Service Class	163	131	144	201
ING JPMorgan Emerging Markets Equity Portfolio - Institutional
Class	3,095	3,265	6,881	1,684
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	3,651	4,092	4,492	6,435
ING JPMorgan Value Opportunities Portfolio - Institutional Class	5,307	4,237	6,125	7,142
ING Julius Baer Foreign Portfolio - Institutional Class	10,770	7,492	8,635	3,112
ING Legg Mason Value Portfolio - Institutional Class	1,142	1,505	2,571	3,598
ING LifeStyle Aggressive Growth Portfolio - Institutional Class	2,611	910	5,240	1,473
ING LifeStyle Growth Portfolio - Institutional Class	4,279	4,917	9,185	747
ING LifeStyle Moderate Growth Portfolio - Institutional Class	2,376	2,103	4,388	414
ING LifeStyle Moderate Portfolio - Institutional Class	6,416	1,075	1,134	220
ING Limited Maturity Bond Portfolio - Service Class	9,325	2,854	2,003	1,367
ING Liquid Assets Portfolio - Institutional Class	89,124	77,112	62,861	59,575
ING Lord Abbett Affiliated Portfolio - Institutional Class	26	20	9	51
ING Marsico Growth Portfolio - Institutional Class	643	2,051	3,086	2,801
ING Marsico International Opportunities Portfolio - Institutional
Class	9,655	11,610	6,264	7,252
ING MFS Total Return Portfolio - Institutional Class	6,555	681	1,646	1,223
ING MFS Utilities Portfolio - Institutional Class	2,529	1,726	2,557	1,064
ING MFS Utilities Portfolio - Service Class	1,514	1,079	1,572	1,063

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Notes to Financial Statements

		Year Ending December 31
	2008		2007

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)
ING Investors Trust (continued):
ING Mid Cap Growth Portfolio - Institutional Class	$ -	$ 1,724	$ 24	$ 440
ING Oppenheimer Main Street Portfolio® - Institutional Class	845	584	353	178
ING PIMCO Core Bond Portfolio - Institutional Class	3,899	451	-	-
ING Pioneer Fund Portfolio - Institutional Class	130	78	140	106
ING Pioneer Mid Cap Value Portfolio - Institutional Class	1,650	1,314	2,797	1,815
ING Stock Index Portfolio - Institutional Class	5,551	9,555	9,852	12,156
ING T. Rowe Price Capital Appreciation Portfolio - Institutional
Class	20,688	3,970	16,325	1,909
ING T. Rowe Price Equity Income Portfolio - Institutional Class	3,417	1,118	4,129	3,405
ING UBS U.S. Allocation Portfolio - Service Class	15	67	318	258
ING Van Kampen Capital Growth Portfolio - Institutional Class	130,359	11,243	647	3,911
ING Van Kampen Growth and Income Portfolio - Service Class	5,712	5,794	1,975	2,782
ING Van Kampen Large Cap Growth Portfolio - Institutional Class	5,241	131,842	1,760	19,240
ING Van Kampen Real Estate Portfolio - Institutional Class	698	1,524	927	3,457
ING VP Index Plus International Equity Portfolio - Service Class	4,745	3,081	690	1,690
ING Wells Fargo Small Cap Disciplined Portfolio - Institutional Class	1,524	1,259	2,692	4,177
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Initial Class	116	57	43	247
ING American Century Small-Mid Cap Value Portfolio - Initial Class	65	90	92	288
ING Baron Small Cap Growth Portfolio - Initial Class	4,720	5,073	4,626	2,872
ING Columbia Small Cap Value II Portfolio - Initial Class	1,483	643	5,065	5,074
ING JPMorgan Mid Cap Value Portfolio - Initial Class	2,483	1,913	3,902	3,196
ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class	-	50	-	65
ING Lord Abbett U.S. Government Securities Portfolio - Initial Class	758	845	146	80
ING Neuberger Berman Partners Portfolio - Initial Class	4,236	3,816	3,203	2,594
ING Neuberger Berman Regency Portfolio - Initial Class	44	469	1,850	1,434
ING Oppenheimer Global Portfolio - Initial Class	9,659	3,676	4,873	5,577
ING Oppenheimer Strategic Income Portfolio - Service Class	7,969	1,440	3,513	904
ING PIMCO Total Return Portfolio - Initial Class	4,584	4,926	3,386	694
ING Pioneer High Yield Portfolio - Initial Class	19,788	2,191	-	-
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial
Class	10,179	8,337	10,270	11,779
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	7,247	7,667	712	884
ING Van Kampen Comstock Portfolio - Initial Class	1,691	2,228	2,382	1,699
ING Van Kampen Equity and Income Portfolio - Initial Class	712	358	1,139	940
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	6	18	4	12
ING VP Strategic Allocation Growth Portfolio - Class I	162	645	145	331
ING VP Strategic Allocation Moderate Portfolio - Class I	103	119	57	160
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	21	298	2,012	42

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Notes to Financial Statements

	Year Ending December 31
	2008		2007

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)
ING Variable Portfolios, Inc.:
ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio -
Class I	$ 1,891	$ 1,376	$ -	$ -
ING Opportunistic Large Cap Value Portfolio - Class I	249	329	51	428
ING Russell™ Small Cap Index Portfolio - Class I	237	6	-	-
ING VP Index Plus LargeCap Portfolio - Class I	11,332	10,367	2,516	2,446
ING VP Index Plus MidCap Portfolio - Class I	10,010	8,796	6,683	5,368
ING VP Index Plus SmallCap Portfolio - Class I	8,171	9,264	7,353	5,905
ING Variable Products Trust:
ING VP High Yield Bond Portfolio - Class I	3,093	22,739	7,525	7,135
ING VP International Value Portfolio - Class I	3,532	5,180	5,091	7,679
ING VP MidCap Opportunities Portfolio - Class I	1,592	3,247	47	4,073
ING VP Real Estate Portfolio - Class S	1,818	5,137	2,614	1,844
ING VP SmallCap Opportunities Portfolio - Class I	3,970	2,745	2,703	4,307
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	1,600	1,820	1,280	1,572
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	8,014	2,513	2,111	1,029
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Socially Responsive Portfolio® - Class I	1,795	403	895	531

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Notes to Financial Statements 8. Changes in Units

The net changes in units outstanding follow:

	Year Ended December 31
	2008			2007

		Units	Net Increase		Units	Net Increase
	Units Issued	Redeemed	(Decrease)	Units Issued	Redeemed	(Decrease)

American Funds Insurance Series:
American Funds Insurance Series® - Growth Fund - Class 2	808,564	1,014,484	(205,920)	602,390	335,692	266,698
American Funds Insurance Series® - Growth-Income Fund - Class 2	671,555	778,578	(107,023)	434,799	168,780	266,019
American Funds Insurance Series® - International Fund - Class 2	386,426	661,308	(274,882)	444,211	170,696	273,515
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	262,777	597,268	(334,491)	120,722	358,896	(238,174)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	363,921	785,002	(421,081)	84,036	250,095	(166,059)
Fidelity® VIP Index 500 Portfolio - Initial Class	100	16,608	(16,508)	1,507	26,605	(25,098)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	1,819	123,718	(121,899)	635	146,914	(146,279)
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Institutional Class	56,854	80,812	(23,958)	207,441	191,318	16,123
ING BlackRock Large Cap Growth Portfolio - Institutional Class	603,886	597,139	6,747	95,567	21,670	73,897
ING BlackRock Large Cap Value Portfolio - Institutional Class	3,920	160,241	(156,321)	2,584	150,990	(148,406)
ING Evergreen Health Sciences Portfolio - Institutional Class	286,010	138,646	147,364	122,631	76,530	46,101
ING Evergreen Omega Portfolio - Institutional Class	863,161	1,780,727	(917,566)	94,872	971,548	(876,676)
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	653,677	537,564	116,113	493,745	447,392	46,353
ING Focus 5 Portfolio - Class I	6,206	475	5,731	-	-	-
ING Franklin Templeton Founding Strategy Portfolio - Institutional Class	115,867	35,191	80,676	-	-	-
ING Global Real Estate Portfolio - Service Class	666,391	124,781	541,610	-	-	-
ING Global Resources Portfolio - Institutional Class	258,174	221,798	36,376	177,933	124,584	53,349
ING International Growth Opportunities Portfolio - Service Class	-	7,661	(7,661)	-	8,904	(8,904)
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	279,833	357,332	(77,499)	512,964	133,022	379,942
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	319,533	582,964	(263,431)	161,762	428,698	(266,936)
ING JPMorgan Value Opportunities Portfolio - Institutional Class	350,557	703,353	(352,796)	237,083	539,833	(302,750)
ING Julius Baer Foreign Portfolio - Institutional Class	788,467	688,160	100,307	466,469	195,481	270,988
ING Legg Mason Value Portfolio - Institutional Class	93,708	202,045	(108,337)	192,327	273,107	(80,780)

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Notes to Financial Statements

	Year Ended December 31
	2008			2007

		Units	Net Increase		Units	Net Increase
	Units Issued	Redeemed	(Decrease)	Units Issued	Redeemed	(Decrease)

ING Investors Trust (continued):
ING LifeStyle Aggressive Growth Portfolio - Institutional Class	201,810	128,444	73,366	337,345	105,196	232,149
ING LifeStyle Growth Portfolio - Institutional Class	371,079	505,861	(134,782)	607,562	52,723	554,839
ING LifeStyle Moderate Growth Portfolio - Institutional Class	207,704	211,976	(4,272)	309,795	30,089	279,706
ING LifeStyle Moderate Portfolio - Institutional Class	545,095	146,341	398,754	84,217	17,306	66,911
ING Limited Maturity Bond Portfolio - Service Class	939,606	488,786	450,820	160,658	130,136	30,522
ING Liquid Assets Portfolio - Institutional Class	9,103,154	8,197,120	906,034	5,523,077	5,464,135	58,942
ING Lord Abbett Affiliated Portfolio - Institutional Class	-	1,305	(1,305)	-	2,841	(2,841)
ING Marsico Growth Portfolio - Institutional Class	74,379	167,414	(93,035)	180,071	163,043	17,028
ING Marsico International Opportunities Portfolio - Institutional Class	683,202	1,020,552	(337,350)	210,368	442,151	(231,783)
ING MFS Total Return Portfolio - Institutional Class	469,358	126,979	342,379	92,968	78,871	14,097
ING MFS Utilities Portfolio - Institutional Class	151,936	148,770	3,166	160,259	71,600	88,659
ING MFS Utilities Portfolio - Service Class	84,633	85,097	(464)	84,459	61,684	22,775
ING Mid Cap Growth Portfolio - Institutional Class	96	268,843	(268,747)	3,305	61,715	(58,410)
ING Oppenheimer Main Street Portfolio® - Institutional Class	80,523	55,719	24,804	25,547	13,492	12,055
ING PIMCO Core Bond Portfolio - Institutional Class	414,668	67,122	347,546	-	-	-
ING Pioneer Fund Portfolio - Institutional Class	11,051	8,539	2,512	9,559	7,708	1,851
ING Pioneer Mid Cap Value Portfolio - Institutional Class	159,048	175,278	(16,230)	172,436	134,728	37,708
ING Stock Index Portfolio - Institutional Class	935,311	1,567,807	(632,496)	402,334	882,918	(480,584)
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	1,132,034	671,185	460,849	582,483	111,159	471,324
ING T. Rowe Price Equity Income Portfolio - Institutional Class	222,441	168,270	54,171	200,573	193,999	6,574
ING UBS U.S. Allocation Portfolio - Service Class	1,316	6,647	(5,331)	22,613	19,880	2,733
ING Van Kampen Capital Growth Portfolio - Institutional Class	9,190,044	1,607,308	7,582,736	-	273,725	(273,725)
ING Van Kampen Growth and Income Portfolio - Service Class	462,096	602,203	(140,107)	57,330	209,246	(151,916)
ING Van Kampen Large Cap Growth Portfolio - Institutional Class	446,759	12,713,165	(12,266,406)	168,621	1,736,376	(1,567,755)
ING Van Kampen Real Estate Portfolio - Institutional Class	1,015	69,346	(68,331)	1,477	122,937	(121,460)
ING VP Index Plus International Equity Portfolio - Service Class	295,548	381,813	(86,265)	56,785	127,638	(70,853)
ING Wells Fargo Small Cap Disciplined Portfolio - Institutional Class	153,529	249,971	(96,442)	249,486	390,011	(140,525)

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Notes to Financial Statements

	Year Ended December 31
	2008			2007

		Units	Net Increase		Units	Net Increase
	Units Issued	Redeemed	(Decrease)	Units Issued	Redeemed	(Decrease)

ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Initial Class	-	5,270	(5,270)	1,063	19,244	(18,181)
ING American Century Small-Mid Cap Value Portfolio - Initial Class	-	7,654	(7,654)	-	20,967	(20,967)
ING Baron Small Cap Growth Portfolio - Initial Class	428,528	477,857	(49,329)	345,552	215,910	129,642
ING Columbia Small Cap Value II Portfolio - Initial Class	244,295	166,315	77,980	482,032	482,296	(264)
ING JPMorgan Mid Cap Value Portfolio - Initial Class	167,442	200,820	(33,378)	173,053	165,174	7,879
ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class	7	3,594	(3,587)	6	3,922	(3,916)
ING Lord Abbett U.S. Government Securities Portfolio - Initial Class	111,063	121,800	(10,737)	12,856	7,436	5,420
ING Neuberger Berman Partners Portfolio - Initial Class	404,394	373,880	30,514	290,050	239,177	50,873
ING Neuberger Berman Regency Portfolio - Initial Class	4,250	45,771	(41,521)	170,669	133,111	37,558
ING Oppenheimer Global Portfolio - Initial Class	915,366	871,563	43,803	137,594	383,221	(245,627)
ING Oppenheimer Strategic Income Portfolio - Service Class	740,865	240,812	500,053	292,105	79,927	212,178
ING PIMCO Total Return Portfolio - Initial Class	393,314	477,599	(84,285)	272,180	63,448	208,732
ING Pioneer High Yield Portfolio - Initial Class	1,987,232	262,482	1,724,750	-	-	-
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	671,470	1,256,396	(584,926)	298,881	858,069	(559,188)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	654,597	712,080	(57,483)	49,748	66,555	(16,807)
ING Van Kampen Comstock Portfolio - Initial Class	143,939	241,634	(97,695)	126,004	108,758	17,246
ING Van Kampen Equity and Income Portfolio - Initial Class	50,527	38,956	11,571	72,660	66,177	6,483
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	-	1,532	(1,532)	-	959	(959)
ING VP Strategic Allocation Growth Portfolio - Class I	548	51,617	(51,069)	493	24,217	(23,724)
ING VP Strategic Allocation Moderate Portfolio - Class I	-	11,984	(11,984)	-	12,178	(12,178)
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	124	35,741	(35,617)	388,606	190,967	197,639
ING Variable Portfolios, Inc.:
ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio - Class I	193,215	143,520	49,695	-	-	-
ING Opportunistic Large Cap Value Portfolio - Class I	74	33,116	(33,042)	1,520	35,285	(33,765)
ING Russell™ Small Cap Index Portfolio - Class I	29,863	1,093	28,770	-	-	-
ING VP Index Plus LargeCap Portfolio - Class I	867,052	818,747	48,305	177,408	174,066	3,342
ING VP Index Plus MidCap Portfolio - Class I	681,002	725,688	(44,686)	340,348	333,280	7,068
ING VP Index Plus SmallCap Portfolio - Class I	629,955	771,305	(141,350)	358,821	360,404	(1,583)

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Notes to Financial Statements

	Year Ended December 31
	2008			2007

		Units	Net Increase		Units	Net Increase
	Units Issued	Redeemed	(Decrease)	Units Issued	Redeemed	(Decrease)

ING Variable Products Trust:
ING VP High Yield Bond Portfolio - Class I	189,530	1,957,768	(1,768,238)	458,458	566,433	(107,975)
ING VP International Value Portfolio - Class I	4,534	190,749	(186,215)	1,682	243,917	(242,235)
ING VP MidCap Opportunities Portfolio - Class I	165,222	371,794	(206,572)	5,395	438,457	(433,062)
ING VP Real Estate Portfolio - Class S	118,298	423,552	(305,254)	145,599	121,085	24,514
ING VP SmallCap Opportunities Portfolio - Class I	103,712	159,141	(55,429)	78,387	124,675	(46,288)
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	50,907	198,877	(147,970)	48,519	142,482	(93,963)
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	653,232	313,582	339,650	142,034	81,119	60,915
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Socially Responsive Portfolio® - Class I	125,213	56,219	68,994	53,134	32,596	20,538

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Notes to Financial Statements

9.	Unit Summary

	Division/Contract	Units	Unit Value	Extended Value

	American Funds Insurance Series® Growth Fund - Class 2
	Contracts in accumulation period:
	Select*Life I	107,571.911	$ 8.23	$ 885,317
	Select*Life Series 2000	3,051,295.971	11.43	34,876,313
		3,158,867.882		$ 35,761,630

	American Funds Insurance Series® Growth-Income Fund -
	Class 2
	Contracts in accumulation period:
	Select*Life I	99,747.564	$ 8.15	$ 812,943
	Select*Life Series 2000	2,309,358.781	11.11	25,656,976
		2,409,106.345		$ 26,469,919

	American Funds Insurance Series® International Fund -
	Class 2
	Contracts in accumulation period:
	Select*Life I	80,522.232	$ 10.01	$ 806,028
	Select*Life Series 2000	1,679,139.542	16.24	27,269,226
		1,759,661.774		$ 28,075,254

	Fidelity® VIP Equity-Income Portfolio - Initial Class
	Contracts in accumulation period:
	Select*Life I	464,114.482	$ 35.11	$ 16,295,059
	Select*Life Series 2000	1,839,282.459	23.06	42,413,854
		2,303,396.941		$ 58,708,913

	Fidelity® VIP Contrafund® Portfolio - Initial Class
	Contracts in accumulation period:
	Select*Life I	213,294.401	$ 14.82	$ 3,161,023
	Select*Life Series 2000	2,380,751.932	28.91	68,827,538
		2,594,046.333		$ 71,988,561

	Fidelity® VIP Index 500 Portfolio - Initial Class
	Contracts in accumulation period:
	Select*Life I	102,292.721	$ 23.43	$ 2,396,718
	Select*Life Series 2000	46.127	24.74	1,141
		102,338.848		$ 2,397,859

	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
	Contracts in accumulation period:
	Select*Life I	46,916.515	$ 24.59	$ 1,153,677
	Select*Life Series 2000	477,791.999	21.51	10,277,306
		524,708.514		$ 11,430,983

	ING AllianceBernstein Mid Cap Growth Portfolio -
	Institutional Class
	Contracts in accumulation period:
	Select*Life I	6,809.322	$ 7.60	$ 51,751
	Select*Life Series 2000	88,662.370	7.83	694,226
		95,471.692		$ 745,977

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING BlackRock Large Cap Growth Portfolio - Institutional
Class
Contracts in accumulation period:
Select*Life I	48,108.100	$ 7.97	$ 383,422
Select*Life Series 2000	53,096.477	8.21	435,922
	101,204.577		$ 819,344

ING BlackRock Large Cap Value Portfolio - Institutional Class
Contracts in accumulation period:
Select*Life I	31,875.910	$ 8.69	$ 277,002
Select*Life Series 2000	533,354.216	9.22	4,917,526
	565,230.126		$ 5,194,528

ING Evergreen Health Sciences Portfolio - Institutional Class
Contracts in accumulation period:
Select*Life I	1,272.297	$ 9.48	$ 12,061
Select*Life Series 2000	296,675.423	9.77	2,898,519
	297,947.720		$ 2,910,580

ING Evergreen Omega Portfolio - Institutional Class
Contracts in accumulation period:
Select*Life I	232,762.673	$ 9.61	$ 2,236,849
Select*Life Series 2000	6,931,395.385	9.90	68,620,814
	7,164,158.058		$ 70,857,663

ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
Contracts in accumulation period:
Select*Life I	28,059.318	$ 6.82	$ 191,365
Select*Life Series 2000	488,840.209	6.97	3,407,216
	516,899.527		$ 3,598,581

ING Focus 5 Portfolio - Class I
Contracts in accumulation period:
Select*Life Series 2000	5,731.422	$ 6.02	$ 34,503

ING Franklin Templeton Founding Strategy Portfolio -
Institutional Class
Contracts in accumulation period:
Select*Life I	5,372.418	$ 6.75	$ 36,264
Select*Life Series 2000	75,303.676	6.79	511,312
	80,676.094		$ 547,576

ING Global Real Estate Portfolio - Service Class
Contracts in accumulation period:
Select*Life I	27,914.419	$ 5.71	$ 159,391
Select*Life Series 2000	513,695.770	5.74	2,948,614
	541,610.189		$ 3,108,005

ING Global Resources Portfolio - Institutional Class
Contracts in accumulation period:
Select*Life I	61,228.221	$ 12.74	$ 780,048
Select*Life Series 2000	418,836.281	21.63	9,059,429
	480,064.502		$ 9,839,477

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING International Growth Opportunities Portfolio - Service
Class
Contracts in accumulation period:
Select*Life Series 2000	21,969.362	$ 11.69	$ 256,822

ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
Contracts in accumulation period:
Select*Life I	19,000.773	$ 7.63	$ 144,976
Select*Life Series 2000	454,998.688	7.79	3,544,440
	473,999.461		$ 3,689,416

ING JPMorgan Small Cap Core Equity Portfolio - Institutional
Class
Contracts in accumulation period:
Select*Life I	120,248.056	$ 9.13	$ 1,097,865
Select*Life Series 2000	1,994,478.991	10.18	20,303,796
	2,114,727.047		$ 21,401,661

ING JPMorgan Value Opportunities Portfolio - Institutional
Class
Contracts in accumulation period:
Select*Life I	114,031.548	$ 7.56	$ 862,079
Select*Life Series 2000	2,693,667.148	7.79	20,983,667
	2,807,698.696		$ 21,845,746

ING Julius Baer Foreign Portfolio - Institutional Class
Contracts in accumulation period:
Select*Life I	76,501.621	$ 9.87	$ 755,071
Select*Life Series 2000	961,929.181	10.16	9,773,200
	1,038,430.802		$ 10,528,271

ING Legg Mason Value Portfolio - Institutional Class
Contracts in accumulation period:
Select*Life I	5,880.549	$ 5.05	$ 29,697
Select*Life Series 2000	240,785.118	5.44	1,309,871
	246,665.667		$ 1,339,568

ING LifeStyle Aggressive Growth Portfolio - Institutional Class
Contracts in accumulation period:
Select*Life I	16,914.982	$ 8.55	$ 144,623
Select*Life Series 2000	476,738.450	8.73	4,161,927
	493,653.432		$ 4,306,550

ING LifeStyle Growth Portfolio - Institutional Class
Contracts in accumulation period:
Select*Life I	66,173.287	$ 8.95	$ 592,251
Select*Life Series 2000	920,762.857	9.14	8,415,773
	986,936.144		$ 9,008,024

ING LifeStyle Moderate Growth Portfolio - Institutional Class
Contracts in accumulation period:
Select*Life I	12,768.474	$ 9.27	$ 118,364
Select*Life Series 2000	470,396.212	9.47	4,454,652
	483,164.686		$ 4,573,016

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING LifeStyle Moderate Portfolio - Institutional Class
Contracts in accumulation period:
Select*Life I	18,834.740	$ 9.69	$ 182,509
Select*Life Series 2000	501,840.164	9.91	4,973,236
	520,674.904		$ 5,155,745

ING Limited Maturity Bond Portfolio - Service Class
Contracts in accumulation period:
Select*Life I	50,439.201	$ 10.77	$ 543,230
Select*Life Series 2000	1,741,902.486	11.44	19,927,364
	1,792,341.687		$ 20,470,594

ING Liquid Assets Portfolio - Institutional Class
Contracts in accumulation period:
Select*Life I	554,391.177	$ 11.26	$ 6,242,445
Select*Life Series 2000	5,074,583.151	11.78	59,778,590
	5,628,974.328		$ 66,021,035

ING Lord Abbett Affiliated Portfolio - Institutional Class
Contracts in accumulation period:
Select*Life I	296.440	$ 8.48	$ 2,514
Select*Life Series 2000	9,036.808	11.58	104,646
	9,333.248		$ 107,160

ING Marsico Growth Portfolio - Institutional Class
Contracts in accumulation period:
Select*Life I	13,876.693	$ 8.12	$ 112,679
Select*Life Series 2000	245,558.480	11.11	2,728,155
	259,435.173		$ 2,840,834

ING Marsico International Opportunities Portfolio -
Institutional Class
Contracts in accumulation period:
Select*Life I	115,744.253	$ 9.28	$ 1,074,107
Select*Life Series 2000	1,551,607.745	9.56	14,833,370
	1,667,351.998		$ 15,907,477

ING MFS Total Return Portfolio - Institutional Class
Contracts in accumulation period:
Select*Life I	13,592.465	$ 9.32	$ 126,682
Select*Life Series 2000	567,447.414	11.94	6,775,322
	581,039.879		$ 6,902,004

ING MFS Utilities Portfolio - Institutional Class
Contracts in accumulation period:
Select*Life I	39,715.806	$ 10.24	$ 406,690
Select*Life Series 2000	245,496.716	10.51	2,580,170
	285,212.522		$ 2,986,860

ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
Select*Life Series 2000	152,232.018	$ 11.94	$ 1,817,650

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Main Street Portfolio® - Institutional Class
Contracts in accumulation period:
Select*Life I	1,099.618	$ 8.03	$ 8,830
Select*Life Series 2000	71,037.821	8.28	588,193

	72,137.439		$ 597,023

ING PIMCO Core Bond Portfolio - Institutional Class
Contracts in accumulation period:
Select*Life I	5,713.596	$ 10.05	$ 57,422
Select*Life Series 2000	341,831.909	10.11	3,455,921
	347,545.505		$ 3,513,343

ING Pioneer Fund Portfolio - Institutional Class
Contracts in accumulation period:
Select*Life I	1,917.506	$ 8.67	$ 16,625
Select*Life Series 2000	21,308.901	8.93	190,288

	23,226.407		$ 206,913

ING Pioneer Mid Cap Value Portfolio - Institutional Class
Contracts in accumulation period:
Select*Life I	2,699.984	$ 8.55	$ 23,085
Select*Life Series 2000	551,120.960	8.81	4,855,376

	553,820.944		$ 4,878,461

ING Stock Index Portfolio - Institutional Class
Contracts in accumulation period:
Select*Life I	14,604.795	$ 8.20	$ 119,759
Select*Life Series 2000	6,172,313.905	8.84	54,563,255

	6,186,918.700		$ 54,683,014

ING T. Rowe Price Capital Appreciation Portfolio -
Institutional Class
Contracts in accumulation period:
Select*Life I	87,580.593	$ 9.46	$ 828,512
Select*Life Series 2000	2,996,859.236	14.16	42,435,527

	3,084,439.829		$ 43,264,039

ING T. Rowe Price Equity Income Portfolio - Institutional
Class
Contracts in accumulation period:
Select*Life I	15,813.210	$ 8.34	$ 131,882
Select*Life Series 2000	645,127.610	11.67	7,528,639
	660,940.820		$ 7,660,521

ING Van Kampen Capital Growth Portfolio - Institutional
Class
Contracts in accumulation period:
Select*Life I	1,909,378.222	$ 8.02	$ 15,313,213
Select*Life Series 2000	6,922,055.436	7.99	55,307,223
	8,831,433.658		$ 70,620,436

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Growth and Income Portfolio - Service Class
Contracts in accumulation period:
Select*Life I	67,442.506	$ 8.82	$ 594,843
Select*Life Series 2000	889,467.673	9.09	8,085,261
	956,910.179		$ 8,680,104

ING Van Kampen Real Estate Portfolio - Institutional Class
Contracts in accumulation period:
Select*Life Series 2000	137,028.140	$ 14.74	$ 2,019,795

ING VP Index Plus International Equity Portfolio - Service
Class
Contracts in accumulation period:
Select*Life I	228,257.158	$ 7.70	$ 1,757,580
Select*Life Series 2000	442,393.805	7.89	3,490,487
	670,650.963		$ 5,248,067

ING Wells Fargo Small Cap Disciplined Portfolio - Institutional
Class
Contracts in accumulation period:
Select*Life I	1,511.897	$ 6.73	$ 10,175
Select*Life Series 2000	791,513.866	6.88	5,445,615
	793,025.763		$ 5,455,790

ING American Century Large Company Value Portfolio -
Initial Class
Contracts in accumulation period:
Select*Life Series 2000	19,900.859	$ 7.96	$ 158,411

ING American Century Small-Mid Cap Value Portfolio - Initial
Class
Contracts in accumulation period:
Select*Life I	18,980.310	$ 9.23	$ 175,188
Select*Life Series 2000	19,375.649	9.51	184,262
	38,355.959		$ 359,450

ING Baron Small Cap Growth Portfolio - Initial Class
Contracts in accumulation period:
Select*Life I	13,835.728	$ 7.83	$ 108,334
Select*Life Series 2000	411,266.074	8.07	3,318,917
	425,101.802		$ 3,427,251

ING Columbia Small Cap Value II Portfolio - Initial Class
Contracts in accumulation period:
Select*Life I	7,170.946	$ 6.80	$ 48,762
Select*Life Series 2000	509,748.719	6.94	3,537,656
	516,919.665		$ 3,586,418

ING JPMorgan Mid Cap Value Portfolio - Initial Class
Contracts in accumulation period:
Select*Life I	17,051.819	$ 8.64	$ 147,328
Select*Life Series 2000	475,755.567	13.22	6,289,489
	492,807.386		$ 6,436,817

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Legg Mason Partners Aggressive Growth Portfolio -
Initial Class
Contracts in accumulation period:
Select*Life I	352.742	$ 7.71	$ 2,720
Select*Life Series 2000	11,509.682	9.93	114,291
	11,862.424		$ 117,011

ING Neuberger Berman Partners Portfolio - Initial Class
Contracts in accumulation period:
Select*Life I	2,710.700	$ 5.43	$ 14,719
Select*Life Series 2000	82,218.023	5.55	456,310
	84,928.723		$ 471,029

ING Oppenheimer Global Portfolio - Initial Class
Contracts in accumulation period:
Select*Life I	243,213.362	$ 8.81	$ 2,142,710
Select*Life Series 2000	3,602,671.948	9.08	32,712,261
	3,845,885.310		$ 34,854,971

ING Oppenheimer Strategic Income Portfolio - Service Class
Contracts in accumulation period:
Select*Life I	21,619.444	$ 9.80	$ 211,871
Select*Life Series 2000	902,726.720	10.10	9,117,540
	924,346.164		$ 9,329,411

ING PIMCO Total Return Portfolio - Initial Class
Contracts in accumulation period:
Select*Life I	33,731.605	$ 11.30	$ 381,167
Select*Life Series 2000	602,867.805	12.38	7,463,503
	636,599.410		$ 7,844,670

ING Pioneer High Yield Portfolio - Initial Class
Contracts in accumulation period:
Select*Life I	364,778.769	$ 7.09	$ 2,586,281
Select*Life Series 2000	1,359,970.907	7.13	9,696,593
	1,724,749.676		$ 12,282,874

ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Initial Class
Contracts in accumulation period:
Select*Life I	291,915.176	$ 8.06	$ 2,352,836
Select*Life Series 2000	4,066,005.155	8.30	33,747,843
	4,357,920.331		$ 36,100,679

ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Contracts in accumulation period:
Select*Life I	23,854.362	$ 7.69	$ 183,440
Select*Life Series 2000	456,941.705	7.92	3,618,978
	480,796.067		$ 3,802,418

ING Van Kampen Comstock Portfolio - Initial Class
Contracts in accumulation period:
Select*Life I	22,539.224	$ 7.54	$ 169,946
Select*Life Series 2000	523,449.196	9.59	5,019,878
	545,988.420		$ 5,189,824

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Equity and Income Portfolio - Initial Class
Contracts in accumulation period:
Select*Life I	10,909.239	$ 9.54	$ 104,074
Select*Life Series 2000	140,628.881	11.10	1,560,981
	151,538.120		$ 1,665,055

ING VP Strategic Allocation Conservative Portfolio - Class I
Contracts in accumulation period:
Select*Life I	555.809	$ 9.00	$ 5,002
Select*Life Series 2000	3,056.570	9.55	29,190
	3,612.379		$ 34,192

ING VP Strategic Allocation Growth Portfolio - Class I
Contracts in accumulation period:
Select*Life I	5,504.471	$ 8.17	$ 44,972
Select*Life Series 2000	59,005.248	8.88	523,967
	64,509.719		$ 568,939

ING VP Strategic Allocation Moderate Portfolio - Class I
Contracts in accumulation period:
Select*Life I	2,377.289	$ 8.56	$ 20,350
Select*Life Series 2000	47,789.617	9.19	439,187
	50,166.906		$ 459,537

ING VP Growth and Income Portfolio - Class I
Contracts in accumulation period:
Select*Life I	5,227.285	$ 6.17	$ 32,252
Select*Life Series 2000	156,795.169	6.22	975,266
	162,022.454		$ 1,007,518

ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio -
Class I
Contracts in accumulation period:
Select*Life I	892.381	$ 10.30	$ 9,192
Select*Life Series 2000	48,802.988	10.36	505,599
	49,695.369		$ 514,791

ING Opportunistic Large Cap Value Portfolio - Class I
Contracts in accumulation period:
Select*Life Series 2000	114,609.780	$ 7.65	$ 876,765

ING Russell™ Small Cap Index Portfolio - Class I
Contracts in accumulation period:
Select*Life I	314.754	$ 6.99	$ 2,200
Select*Life Series 2000	28,455.649	7.03	200,043
	28,770.403		$ 202,243

ING VP Index Plus LargeCap Portfolio - Class I
Contracts in accumulation period:
Select*Life I	7,612.803	$ 8.13	$ 61,892
Select*Life Series 2000	229,967.546	9.16	2,106,503
	237,580.349		$ 2,168,395

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus MidCap Portfolio - Class I
Contracts in accumulation period:
Select*Life I	17,072.110	$ 8.20	$ 139,991
Select*Life Series 2000	897,726.698	10.11	9,076,017
	914,798.808		$ 9,216,008

ING VP Index Plus SmallCap Portfolio - Class I
Contracts in accumulation period:
Select*Life I	30,080.760	$ 8.00	$ 240,646
Select*Life Series 2000	706,247.632	10.01	7,069,539
	736,328.392		$ 7,310,185

ING VP International Value Portfolio - Class I
Contracts in accumulation period:
Select*Life I	36,978.659	$ 17.57	$ 649,715
Select*Life Series 2000	587,853.242	19.25	11,316,175
	624,831.901		$ 11,965,890

ING VP MidCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Select*Life I	29,180.721	$ 11.96	$ 349,001
Select*Life Series 2000	1,431,388.217	6.41	9,175,198
	1,460,568.938		$ 9,524,199

ING VP SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Select*Life I	35,588.852	$ 14.68	$ 522,444
Select*Life Series 2000	509,068.019	24.77	12,609,615
	544,656.871		$ 13,132,059

ING VP Balanced Portfolio - Class I
Contracts in accumulation period:
Select*Life I	466,596.951	$ 7.88	$ 3,676,784
Select*Life Series 2000	441,231.747	8.05	3,551,916
	907,828.698		$ 7,228,700

ING VP Intermediate Bond Portfolio - Class I
Contracts in accumulation period:
Select*Life I	23,685.961	$ 10.02	$ 237,333
Select*Life Series 2000	860,405.841	12.48	10,737,865
	884,091.802		$ 10,975,198

Neuberger Berman AMT Socially Responsive Portfolio® -
Class I
Contracts in accumulation period:
Select*Life I	1,496.796	$ 8.23	$ 12,319
Select*Life Series 2000	192,899.134	10.48	2,021,583
	194,395.930		$ 2,033,902

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Notes to Financial Statements 10. Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2008, 2007, 2006, 2005 and 2004, follows:

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

American Funds Insurance Series® Growth Fund -
Class 2
2008	3,159	$8.23	to	$11.43	$35,762	0.84%	0.00%	to	0.80%	-44.39%	to	-43.94%
2007	3,365	$14.80	to	$20.39	$68,014	0.83%	0.00%	to	0.80%	11.45%	to	12.34%
2006	3,098	$13.28	to	$18.15	$55,783	0.87%	0.00%	to	0.80%	9.30%	to	10.20%
2005	2,406	$12.15	to	$16.47	$39,452	0.82%	0.00%	to	0.80%	16.23%
2004	1,122		$14.17		$15,895	0.24%		-		12.46%
American Funds Insurance Series® Growth-Income
Fund - Class 2
2008	2,409	$8.15	to	$11.11	$26,470	1.78%	0.00%	to	0.80%	-38.35%	to	-37.86%
2007	2,516	$13.22	to	$17.88	$44,497	1.63%	0.00%	to	0.80%	4.18%	to	5.05%
2006	2,250	$12.69	to	$17.02	$37,955	1.69%	0.00%	to	0.80%	14.32%	to	15.23%
2005	1,758	$11.10	to	$14.77	$25,866	1.65%	0.00%	to	0.80%		5.80%
2004	871		$13.96		$12,154	1.25%		-		10.36%
American Funds Insurance Series® International Fund -
Class 2
2008	1,760	$10.01	to	$16.24	$28,075	1.85%	0.00%	to	0.80%	-42.60%	to	-42.12%
2007	2,035	$17.44	to	$28.06	$56,099	1.63%	0.00%	to	0.80%	19.04%	to	20.02%
2006	1,761	$14.65	to	$23.38	$40,541	1.81%	0.00%	to	0.80%	18.05%	to	18.98%
2005	1,346	$12.41	to	$19.65	$26,342	1.83%	0.00%	to	0.80%	21.52%
2004	630		$16.17		$10,185	1.80%		-		19.34%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2008	2,303	$23.06	to	$35.11	$58,709	2.47%	0.00%	to	0.80%	-43.10%	to	-42.65%
2007	2,638	$40.21	to	$61.71	$117,512	1.83%	0.00%	to	0.80%	0.70%	to	1.51%
2006	2,876	$39.61	to	$61.28	$126,505	3.27%	0.00%	to	0.80%	19.24%	to	20.21%
2005	3,110	$32.95	to	$51.39	$114,643	1.64%	0.00%	to	0.80%	5.01%	to	5.85%
2004	3,540	$31.13	to	$48.94	$123,320	1.49%	0.00%	to	0.80%	10.65%	to	11.54%

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

Fidelity® VIP Contrafund® Portfolio - Initial Class
2008	2,594	$14.82	to	$28.91	$71,989	0.96%	0.00%	to	0.80%	-43.00%	to	-42.51%
2007	3,015	$26.00	to	$50.29	$145,859	0.95%	0.00%	to	0.80%	16.64%	to	17.58%
2006	3,181	$22.29	to	$42.77	$130,851	1.29%	0.00%	to	0.80%	10.84%	to	11.73%
2005	3,244	$20.11	to	$38.28	$119,867	0.28%	0.00%	to	0.80%	15.97%	to	16.92%
2004	3,290	$17.34	to	$32.74	$104,212	0.32%	0.00%	to	0.80%	14.61%	to	15.49%
Fidelity® VIP Index 500 Portfolio - Initial Class
2008	102	$23.43	to	$24.74	$2,398	2.10%	0.00%	to	0.80%	-37.52%	to	-37.00%
2007	119	$37.50	to	$39.27	$4,457	3.64%	0.00%	to	0.80%	4.60%	to	5.45%
2006	144	$35.85	to	$37.24	$5,161	2.01%	0.00%	to	0.80%	14.79%	to	15.72%
2005	230	$31.23	to	$32.18	$7,183	1.77%	0.00%	to	0.80%	4.00%	to	4.82%
2004	252	$30.03	to	$30.70	$7,558	2.42%	0.00%	to	0.80%	9.72%	to	10.63%
Fidelity® VIP Investment Grade Bond Portfolio - Initial
Class
2008	525	$21.51	to	$24.59	$11,431	4.41%	0.00%	to	0.80%	-4.02%	to	-3.28%
2007	647	$22.24	to	$25.62	$14,574	4.41%	0.00%	to	0.80%	3.52%	to	4.36%
2006	793	$21.31	to	$24.75	$17,127	4.43%	0.00%	to	0.80%	3.51%	to	4.36%
2005	1,055	$20.42	to	$23.91	$21,869	3.70%	0.00%	to	0.80%	1.36%	to	2.20%
2004	1,151	$19.98	to	$23.59	$23,360	4.01%	0.00%	to	0.80%	3.65%	to	4.44%
ING AllianceBernstein Mid Cap Growth Portfolio -
Institutional Class
2008	95	$7.60	to	$7.83	$746	-	0.00%	to	0.80%	-46.74%	to	-46.30%
2007	119	$14.27	to	$14.58	$1,738	0.19%	0.00%	to	0.80%	10.19%	to	11.13%
2006	103	$12.95	to	$13.12	$1,353	-	0.00%	to	0.80%	1.17%	to	1.94%
2005	78	$12.80	to	$12.87	$1,002	(b)	0.00%	to	0.80%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2008	101	$7.97	to	$8.21	$819	0.19%	0.00%	to	0.80%	-39.39%	to	-38.91%
2007	94	$13.15	to	$13.44	$1,252	-	0.00%	to	0.80%	6.22%	to	7.09%
2006	21	$12.38	to	$12.55	$258	(c)	0.00%	to	0.80%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING BlackRock Large Cap Value Portfolio -
Institutional Class
2008	565	$8.69	to	$9.22	$5,195	0.70%	0.00%	to	0.80%	-35.72%	to	-35.16%
2007	722	$13.52	to	$14.22	$10,227	0.56%	0.00%	to	0.80%	3.68%	to	4.56%
2006	870	$13.04	to	$13.60	$11,798	0.80%	0.00%	to	0.80%	15.71%	to	16.64%
2005	1,093	$11.27	to	$11.66	$12,707	-	0.00%	to	0.80%		5.62%
2004	1,111		$11.04		$12,271	(a)		-			(a)
ING Evergreen Health Sciences Portfolio -
Institutional Class
2008	298	$9.48	to	$9.77	$2,911	0.48%	0.00%	to	0.80%	-29.04%	to	-28.48%
2007	151	$13.36	to	$13.66	$2,056	0.36%	0.00%	to	0.80%	7.92%	to	8.76%
2006	104	$12.38	to	$12.56	$1,312	(c)	0.00%	to	0.80%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING Evergreen Omega Portfolio - Institutional Class
2008	7,164	$9.61	to	$9.90	$70,858	0.53%	0.00%	to	0.80%	-27.96%	to	-27.37%
2007	8,082	$13.34	to	$13.63	$110,080	0.33%	0.00%	to	0.80%	11.07%	to	11.90%
2006	8,958	$12.01	to	$12.18	$109,063	-	0.00%	to	0.80%	5.07%	to	5.91%
2005	9,855	$11.43	to	$11.50	$113,310	(b)	0.00%	to	0.80%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING FMRSM Diversified Mid Cap Portfolio -
Institutional Class
2008	517	$6.82	to	$6.97	$3,599	1.49%	0.00%	to	0.80%	-39.49%	to	-39.02%
2007	401	$11.27	to	$11.43	$4,576	0.25%	0.00%	to	0.80%	13.84%	to	14.87%
2006	354	$9.90	to	$9.95	$3,525	(c)	0.00%	to	0.80%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING Focus 5 Portfolio - Class I
2008	6		$6.02		$35	(e)		-			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Franklin Templeton Founding Strategy Portfolio -
Institutional Class
2008	81	$6.75	to	$6.79	$548	(e)	0.00% to 0.80%		(e)
2007	(e)		(e)		(e)	(e)	(e)		(e)
2006	(e)		(e)		(e)	(e)	(e)		(e)
2005	(e)		(e)		(e)	(e)	(e)		(e)
2004	(e)		(e)		(e)	(e)	(e)		(e)
ING Global Real Estate Portfolio - Service Class
2008	542	$5.71	to	$5.74	$3,108	(e)	0.00% to 0.80%		(e)
2007	(e)		(e)		(e)	(e)	(e)		(e)
2006	(e)		(e)		(e)	(e)	(e)		(e)
2005	(e)		(e)		(e)	(e)	(e)		(e)
2004	(e)		(e)		(e)	(e)	(e)		(e)
ING Global Resources Portfolio - Institutional Class
2008	480	$12.74	to	$21.63	$9,839	2.27%	0.00% to 0.80%	-41.32%	to	-40.82%
2007	444	$21.71	to	$36.55	$15,123	0.12%	0.00% to 0.80%	32.54%	to	33.59%
2006	390	$16.38	to	$27.36	$9,885	0.34%	0.00% to 0.80%	20.71%	to	21.71%
2005	195	$13.57	to	$22.48	$4,116	0.61%	0.00% to 0.80%	38.08%
2004	48		$16.28		$783	1.58%	-		6.68%
ING International Growth Opportunities Portfolio -
Service Class
2008	22		$11.69		$257	1.22%	-	-52.32%
2007	30		$24.52		$727	1.05%	-	18.45%
2006	39		$20.70		$798	1.95%	-	21.55%
2005	42		$17.03		$709	2.46%	-	10.51%
2004	21		$15.41		$331	1.40%	-	16.74%
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
2008	474	$7.63	to	$7.79	$3,689	2.82%	0.00% to 0.80%	-51.52%	to	-51.19%
2007	551	$15.74	to	$15.96	$8,798	0.98%	0.00% to 0.80%	37.71%	to	38.90%
2006	172	$11.43	to	$11.49	$1,971	(c)	0.00% to 0.80%		(c)
2005	(c)		(c)		(c)	(c)	(c)		(c)
2004	(c)		(c)		(c)	(c)	(c)		(c)

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
2008	2,115	$9.13	to	$10.18	$21,402	0.81%	0.00%	to	0.80%	-30.20%	to	-29.65%
2007	2,378	$13.08	to	$14.47	$34,220	0.34%	0.00%	to	0.80%	-2.39%	to	-1.56%
2006	2,645	$13.40	to	$14.70	$38,672	0.07%	0.00%	to	0.80%	16.02%	to	16.95%
2005	2,913	$11.55	to	$12.57	$36,407	-	0.00%	to	0.80%		3.97%
2004	943		$12.09		$11,402	(a)		-			(a)
ING JPMorgan Value Opportunities Portfolio -
Institutional Class
2008	2,808	$7.56	to	$7.79	$21,846	3.88%	0.00%	to	0.80%	-39.86%	to	-39.33%
2007	3,160	$12.57	to	$12.84	$40,546	1.55%	0.00%	to	0.80%	-1.72%	to	-0.93%
2006	3,463	$12.79	to	$12.96	$44,858	0.72%	0.00%	to	0.80%	19.53%	to	20.45%
2005	3,844	$10.70	to	$10.76	$41,346	(b)	0.00%	to	0.80%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Julius Baer Foreign Portfolio - Institutional Class
2008	1,038	$9.87	to	$10.16	$10,528	-	0.00%	to	0.80%	-43.89%	to	-43.49%
2007	938	$17.59	to	$17.98	$16,838	0.29%	0.00%	to	0.80%	15.80%	to	16.75%
2006	667	$15.19	to	$15.40	$10,259	-	0.00%	to	0.80%	28.62%	to	29.63%
2005	290	$11.81	to	$11.88	$3,449	(b)	0.00%	to	0.80%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Legg Mason Value Portfolio - Institutional Class
2008	247	$5.05	to	$5.44	$1,340	0.28%	0.00%	to	0.80%	-55.86%	to	-55.41%
2007	355	$11.44	to	$12.20	$4,323	-	0.00%	to	0.80%	-6.46%	to	-5.72%
2006	436	$12.23	to	$12.94	$5,632	-	0.00%	to	0.80%	5.89%	to	6.77%
2005	329	$11.55	to	$12.12	$3,984	-	0.00%	to	0.80%		6.13%
2004	102		$11.42		$1,169	(a)		-			(a)
ING LifeStyle Aggressive Growth Portfolio -
Institutional Class
2008	494	$8.55	to	$8.73	$4,307	2.25%	0.00%	to	0.80%	-42.11%	to	-41.72%
2007	420	$14.77	to	$14.98	$6,292	0.64%	0.00%	to	0.80%	2.64%	to	3.52%
2006	188	$14.39	to	$14.47	$2,722	(c)	0.00%	to	0.80%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING LifeStyle Growth Portfolio - Institutional Class
2008	987	$8.95	to	$9.14	$9,008	1.93%	0.00%	to	0.80%	-36.97%	to	-36.48%
2007	1,122	$14.20	to	$14.39	$16,128	1.15%	0.00%	to	0.80%	3.35%	to	4.12%
2006	567	$13.74	to	$13.82	$7,831	(c)	0.00%	to	0.80%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING LifeStyle Moderate Growth Portfolio -
Institutional Class
2008	483	$9.27	to	$9.47	$4,573	2.16%	0.00%	to	0.80%	-31.94%	to	-31.38%
2007	487	$13.62	to	$13.80	$6,725	1.33%	0.00%	to	0.80%	4.05%	to	4.78%
2006	208	$13.09	to	$13.17	$2,735	(c)	0.00%	to	0.80%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING LifeStyle Moderate Portfolio - Institutional Class
2008	521	$9.69	to	$9.91	$5,156	3.51%	0.00%	to	0.80%	-26.48%	to	-25.82%
2007	122	$13.18	to	$13.36	$1,628	1.46%	0.00%	to	0.80%		5.28%
2006	55		$12.69		$698	(c)		-			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING Limited Maturity Bond Portfolio - Service Class
2008	1,792	$10.77	to	$11.44	$20,471	6.30%	0.00%	to	0.80%	-1.01%	to	-0.26%
2007	1,342	$10.88	to	$11.47	$15,362	2.04%	0.00%	to	0.80%	4.92%	to	5.81%
2006	1,311	$10.37	to	$10.84	$14,188	7.05%	0.00%	to	0.80%		3.83%
2005	57		$10.44		$598	4.03%		-			1.66%
2004	51		$10.27		$524	8.40%		-			1.38%
ING Liquid Assets Portfolio - Institutional Class
2008	5,629	$11.26	to	$11.78	$66,021	2.53%	0.00%	to	0.80%	1.81%	to	2.61%
2007	4,723	$11.06	to	$11.48	$54,009	5.07%	0.00%	to	0.80%	4.44%	to	5.22%
2006	4,664	$10.59	to	$10.91	$50,723	4.82%	0.00%	to	0.80%	4.03%	to	5.00%
2005	4,992	$10.18	to	$10.39	$51,757	2.98%	0.00%	to	0.80%		2.97%
2004	4,501		$10.09		$45,412	(a)		-			(a)

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Lord Abbett Affiliated Portfolio - Institutional
Class
2008	9	$8.48	to	$11.58	$107	3.34%	0.00%	to	0.80%	-36.90%	to	-36.41%
2007	11	$13.44	to	$18.21	$192	1.88%	0.00%	to	0.80%	3.46%	to	4.36%
2006	13	$12.99	to	$17.45	$234	1.21%	0.00%	to	0.80%	17.03%	to	17.91%
2005	15	$11.10	to	$14.80	$221	1.49%	0.00%	to	0.80%	5.71%
2004	21	$14.00			$296	1.08%		-		10.32%
ING Marsico Growth Portfolio - Institutional Class
2008	259	$8.12	to	$11.11	$2,841	0.82%	0.00%	to	0.80%	-40.64%	to	-40.14%
2007	352	$13.68	to	$18.56	$6,478	0.02%	0.00%	to	0.80%	13.53%	to	14.43%
2006	335	$12.05	to	$16.22	$5,393	-	0.00%	to	0.80%	4.33%	to	5.26%
2005	271	$11.55	to	$15.41	$4,142	(b)	0.00%	to	0.80%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Marsico International Opportunities Portfolio -
Institutional Class
2008	1,667	$9.28	to	$9.56	$15,907	1.24%	0.00%	to	0.80%	-49.73%	to	-49.31%
2007	2,005	$18.46	to	$18.86	$37,760	1.18%	0.00%	to	0.80%	19.87%	to	20.90%
2006	2,236	$15.40	to	$15.60	$34,862	0.08%	0.00%	to	0.80%	23.30%	to	24.20%
2005	2,469	$12.49	to	$12.56	$31,000	(b)	0.00%	to	0.80%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING MFS Total Return Portfolio - Institutional Class
2008	581	$9.32	to	$11.94	$6,902	8.82%	0.00%	to	0.80%	-22.78%	to	-22.16%
2007	239	$12.07	to	$15.34	$3,639	2.59%	0.00%	to	0.80%	3.43%	to	4.28%
2006	225	$11.67	to	$14.71	$3,300	2.09%	0.00%	to	0.80%	11.35%	to	12.20%
2005	146	$10.48	to	$13.11	$1,911	2.64%	0.00%	to	0.80%	3.15%
2004	83	$12.71			$1,051	3.19%		-		6.99%
ING MFS Utilities Portfolio - Institutional Class
2008	285	$10.24	to	$10.51	$2,987	4.04%	0.00%	to	0.80%	-38.05%	to	-37.55%
2007	282	$16.53	to	$16.83	$4,740	0.99%	0.00%	to	0.80%	26.76%	to	27.69%
2006	193	$13.04	to	$13.18	$2,547	0.14%	0.00%	to	0.80%	30.01%	to	31.01%
2005	179	$10.03	to	$10.06	$1,796	(b)	0.00%	to	0.80%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING MFS Utilities Portfolio - Service Class
2008	152		$11.94		$1,818	3.54%		-		-37.72%
2007	153		$19.17		$2,927	0.74%		-		27.38%
2006	130		$15.05		$1,955	0.06%		-		30.87%
2005	57		$11.50		$661	(b)		-			(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Oppenheimer Main Street Portfolio® -
Institutional Class
2008	72	$8.03	to	$8.28	$597	3.56%	0.00%	to	0.80%	-39.12%	to	-38.58%
2007	47	$13.19	to	$13.48	$638	1.28%	0.00%	to	0.80%		4.58%
2006	35		$12.89		$455	1.33%		-		15.19%
2005	7		$11.19		$78	(b)		-			(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING PIMCO Core Bond Portfolio - Institutional Class
2008	348	$10.05	to	$10.11	$3,513	(e)	0.00%	to	0.80%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING Pioneer Fund Portfolio - Institutional Class
2008	23	$8.67	to	$8.93	$207	3.68%	0.00%	to	0.80%	-35.06%	to	-34.53%
2007	21	$13.35	to	$13.64	$282	1.52%	0.00%	to	0.80%	4.46%	to	5.33%
2006	19	$12.78	to	$12.95	$244	(c)	0.00%	to	0.80%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING Pioneer Mid Cap Value Portfolio - Institutional
Class
2008	554	$8.55	to	$8.81	$4,878	2.17%	0.00%	to	0.80%	-33.46%	to	-32.90%
2007	570	$12.85	to	$13.13	$7,484	0.81%	0.00%	to	0.80%	4.90%	to	5.72%
2006	532	$12.25	to	$12.42	$6,611	0.28%	0.00%	to	0.80%	11.77%	to	12.70%
2005	517	$10.96	to	$11.02	$5,696	(b)	0.00%	to	0.80%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Stock Index Portfolio - Institutional Class
2008	6,187	$8.20	to	$8.84	$54,683	3.66%	0.00%	to	0.80%	-37.64%	to	-37.13%
2007	6,819	$13.15	to	$14.06	$95,860	1.67%	0.00%	to	0.80%	4.45%	to	5.32%
2006	7,300	$12.59	to	$13.35	$97,438	1.58%	0.00%	to	0.80%	14.66%	to	15.48%
2005	7,763	$10.98	to	$11.56	$89,735	-	0.00%	to	0.80%		4.62%
2004	8,406		$11.05		$92,881	(a)		-			(a)
ING T. Rowe Price Capital Appreciation Portfolio -
Institutional Class
2008	3,084	$9.46	to	$14.16	$43,264	5.47%	0.00%	to	0.80%	-27.90%	to	-27.35%
2007	2,624	$13.12	to	$19.49	$50,611	2.04%	0.00%	to	0.80%	3.88%	to	4.67%
2006	2,152	$12.63	to	$18.62	$39,681	1.46%	0.00%	to	0.80%	13.99%	to	14.94%
2005	1,873	$11.08	to	$16.20	$30,204	1.46%	0.00%	to	0.80%		8.00%
2004	1,245		$15.00		$18,675	1.45%		-		16.82%
ING T. Rowe Price Equity Income Portfolio -
Institutional Class
2008	661	$8.34	to	$11.67	$7,661	5.22%	0.00%	to	0.80%	-36.04%	to	-35.52%
2007	607	$13.04	to	$18.10	$10,905	1.67%	0.00%	to	0.80%	2.52%	to	3.37%
2006	600	$12.72	to	$17.51	$10,431	1.50%	0.00%	to	0.80%	18.44%	to	19.44%
2005	515	$10.74	to	$14.66	$7,513	(b)	0.00%	to	0.80%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Van Kampen Capital Growth Portfolio -
Institutional Class
2008	8,831	$7.99	to	$8.02	$70,620	0.25%	0.00%	to	0.80%	-49.53%	to	-49.14%
2007	1,249	$15.71	to	$15.89	$19,618	-	0.00%	to	0.80%	20.56%	to	21.50%
2006	1,522	$12.93	to	$13.18	$19,686	-	0.00%	to	0.80%	3.45%	to	4.36%
2005	1,840	$12.39	to	$12.74	$22,799	0.49%	0.00%	to	0.80%	15.47%
2004	2,053		$10.73		$22,025	(a)		-			(a)
ING Van Kampen Growth and Income Portfolio -
Service Class
2008	957	$8.82	to	$9.09	$8,680	3.80%	0.00%	to	0.80%	-32.77%	to	-32.16%
2007	1,097	$13.12	to	$13.40	$14,677	1.52%	0.00%	to	0.80%	1.78%	to	2.52%
2006	1,249	$12.89	to	$13.07	$16,308	2.02%	0.00%	to	0.80%	15.09%	to	15.97%
2005	82	$11.20	to	$11.27	$926	(b)	0.00%	to	0.80%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Van Kampen Real Estate Portfolio - Institutional
Class
2008	137		$14.74		$2,020	1.65%	-	-38.30%
2007	205		$23.89		$4,906	1.43%	-	-17.54%
2006	327		$28.97		$9,468	1.48%	-	37.95%
2005	415		$21.00		$8,716	1.29%	-	17.12%
2004	231		$17.93		$4,146	2.27%	-	38.14%
ING VP Index Plus International Equity Portfolio -
Service Class
2008	671	$7.70	to	$7.89	$5,248	6.30%	0.00% to 0.80%	-44.24%	to	-43.80%
2007	757	$13.81	to	$14.04	$10,565	-	0.00% to 0.80%	7.30%	to	8.17%
2006	828	$12.87	to	$12.98	$10,710	(c)	0.00% to 0.80%		(c)
2005	(c)		(c)		(c)	(c)	(c)		(c)
2004	(c)		(c)		(c)	(c)	(c)		(c)
ING Wells Fargo Small Cap Disciplined Portfolio -
Institutional Class
2008	793	$6.73	to	$6.88	$5,456	1.36%	0.00% to 0.80%	-32.55%
2007	889		$10.20		$9,073	-	-	-3.41%
2006	1,030	$10.50	to	$10.56	$10,877	(c)	0.00% to 0.80%		(c)
2005	(c)		(c)		(c)	(c)	(c)		(c)
2004	(c)		(c)		(c)	(c)	(c)		(c)
ING American Century Large Company Value Portfolio -
Initial Class
2008	20		$7.96		$158	12.63%	-	-36.88%
2007	25		$12.61		$317	1.15%	-	-1.71%
2006	43		$12.83		$556	0.94%	-	19.57%
2005	40		$10.73		$428	(b)	-		(b)
2004	(b)		(b)		(b)	(b)	(b)		(b)
ING American Century Small-Mid Cap Value Portfolio -
Initial Class
2008	38	$9.23	to	$9.51	$359	1.05%	0.00% to 0.80%	-26.98%	to	-26.39%
2007	46	$12.64	to	$12.92	$589	0.68%	0.00% to 0.80%	-3.51%	to	-2.71%
2006	67	$13.10	to	$13.28	$886	0.03%	0.00% to 0.80%	14.81%	to	15.78%
2005	80	$11.41	to	$11.47	$917	(b)	0.00% to 0.80%		(b)
2004	(b)		(b)		(b)	(b)	(b)		(b)

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Baron Small Cap Growth Portfolio - Initial Class
2008	425	$7.83	to	$8.07	$3,427	-	0.00%	to	0.80%	-41.57%	to	-41.09%
2007	474	$13.40	to	$13.70	$6,493	-	0.00%	to	0.80%	5.43%	to	6.37%
2006	345	$12.71	to	$12.88	$4,438	-	0.00%	to	0.80%	14.61%	to	15.52%
2005	189	$11.09	to	$11.15	$2,102	(b)	0.00%	to	0.80%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Columbia Small Cap Value II Portfolio - Initial
Class
2008	517	$6.80	to	$6.94	$3,586	0.32%	0.00%	to	0.80%	-34.36%	to	-33.90%
2007	439	$10.36	to	$10.50	$4,608	0.15%	0.00%	to	0.80%	2.47%	to	3.24%
2006	439	$10.11	to	$10.17	$4,467	(c)	0.00%	to	0.80%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING JPMorgan Mid Cap Value Portfolio - Initial Class
2008	493	$8.64	to	$13.22	$6,437	2.65%	0.00%	to	0.80%	-33.44%	to	-32.89%
2007	526	$12.98	to	$19.70	$10,192	0.78%	0.00%	to	0.80%	1.80%	to	2.60%
2006	518	$12.75	to	$19.20	$9,804	0.02%	0.00%	to	0.80%	15.91%	to	16.86%
2005	429	$11.00	to	$16.43	$6,973	0.71%	0.00%	to	0.80%		8.74%
2004	183		$15.11		$2,722	0.51%		-		20.88%
ING Legg Mason Partners Aggressive Growth Portfolio -
Initial Class
2008	12	$7.71	to	$9.93	$117	-	0.00%	to	0.80%	-39.72%	to	-39.19%
2007	15	$12.79	to	$16.33	$251	-	0.00%	to	0.80%	-2.37%	to	-1.63%
2006	19	$13.10	to	$16.60	$320	-	0.00%	to	0.80%	10.30%
2005	20		$15.05		$304	(b)		-			(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Neuberger Berman Partners Portfolio - Initial Class
2008	85	$5.43	to	$5.55	$471	0.37%	0.00%	to	0.80%	-51.10%
2007	54		$11.35		$618	0.61%		-			8.82%
2006	4		$10.43		$37	(c)		-			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Oppenheimer Global Portfolio - Initial Class
2008	3,846	$8.81	to	$9.08	$34,855	2.47%	0.00%	to	0.80%	-40.79%	to	-40.30%
2007	3,802	$14.88	to	$15.21	$57,740	1.11%	0.00%	to	0.80%	5.76%	to	6.59%
2006	4,048	$14.07	to	$14.27	$57,700	0.07%	0.00%	to	0.80%	16.96%	to	18.03%
2005	4,289	$12.03	to	$12.09	$51,836	(b)	0.00%	to	0.80%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Oppenheimer Strategic Income Portfolio - Service
Class
2008	924	$9.80	to	$10.10	$9,329	6.69%	0.00%	to	0.80%	-16.38%	to	-15.69%
2007	424	$11.72	to	$11.98	$5,079	4.64%	0.00%	to	0.80%	7.72%	to	8.61%
2006	212	$10.88	to	$11.03	$2,338	0.18%	0.00%	to	0.80%	7.30%	to	8.24%
2005	30	$10.14	to	$10.19	$305	(b)	0.00%	to	0.80%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING PIMCO Total Return Portfolio - Initial Class
2008	637	$11.30	to	$12.38	$7,845	5.51%	0.00%	to	0.80%	-0.70%	to	0.08%
2007	721	$11.38	to	$12.37	$8,866	3.71%	0.00%	to	0.80%	8.69%	to	9.66%
2006	512	$10.47	to	$11.28	$5,737	1.88%	0.00%	to	0.80%	3.46%	to	4.16%
2005	345	$10.12	to	$10.83	$3,727	(b)	0.00%	to	0.80%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Pioneer High Yield Portfolio - Initial Class
2008	1,725	$7.09	to	$7.13	$12,283	(e)	0.00%	to	0.80%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2008	4,358	$8.06	to	$8.30	$36,101	0.47%	0.00%	to	0.80%	-43.60%	to	-43.15%
2007	4,943	$14.29	to	$14.60	$72,067	0.19%	0.00%	to	0.80%	12.52%	to	13.35%
2006	5,502	$12.70	to	$12.88	$70,799	-	0.00%	to	0.80%	8.18%	to	9.15%
2005	6,074	$11.74	to	$11.80	$71,647	(b)	0.00%	to	0.80%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING UBS U.S. Large Cap Equity Portfolio - Initial Class
2008	481	$7.69	to	$7.92	$3,802	2.47%	0.00%	to	0.80%	-40.20%	to	-39.77%
2007	538	$12.86	to	$13.15	$7,067	0.74%	0.00%	to	0.80%	0.31%	to	1.23%
2006	555	$12.82	to	$12.99	$7,204	0.78%	0.00%	to	0.80%	13.65%	to	14.45%
2005	553	$11.28	to	$11.35	$6,273	(b)	0.00%	to	0.80%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Van Kampen Comstock Portfolio - Initial Class
2008	546	$7.54	to	$9.59	$5,190	4.27%	0.00%	to	0.80%	-36.85%	to	-36.32%
2007	644	$11.94	to	$15.06	$9,558	1.65%	0.00%	to	0.80%	-2.85%	to	-2.08%
2006	626	$12.29	to	$15.38	$9,506	0.99%	0.00%	to	0.80%	15.29%	to	16.25%
2005	553	$10.66	to	$13.23	$7,295	0.64%	0.00%	to	0.80%		3.68%
2004	316		$12.76		$4,034	-		-		16.96%
ING Van Kampen Equity and Income Portfolio - Initial
Class
2008	152	$9.54	to	$11.10	$1,665	5.59%	0.00%	to	0.80%	-23.98%	to	-23.34%
2007	140	$12.55	to	$14.48	$2,019	2.32%	0.00%	to	0.80%	2.70%	to	3.58%
2006	133	$12.22	to	$13.98	$1,862	2.11%	0.00%	to	0.80%	11.80%	to	12.65%
2005	90	$10.93	to	$12.41	$1,114	0.09%	0.00%	to	0.80%		8.01%
2004	17		$11.49		$192	0.87%		-		10.91%
ING VP Strategic Allocation Conservative Portfolio -
Class I
2008	4	$9.00	to	$9.55	$34	4.08%	0.00%	to	0.80%	-24.18%	to	-23.60%
2007	5	$11.87	to	$12.50	$64	2.94%	0.00%	to	0.80%	4.95%	to	5.84%
2006	6	$11.31	to	$11.81	$72	2.44%	0.00%	to	0.80%	7.51%	to	8.35%
2005	21	$10.52	to	$10.90	$232	0.40%	0.00%	to	0.80%		3.81%
2004	-		$10.50		$339	-		-			-
ING VP Strategic Allocation Growth Portfolio - Class I
2008	65	$8.17	to	$8.88	$569	2.22%	0.00%	to	0.80%	-36.62%	to	-36.07%
2007	116	$12.89	to	$13.89	$1,596	1.87%	0.00%	to	0.80%	4.20%	to	5.07%
2006	139	$12.37	to	$13.22	$1,833	2.08%	0.00%	to	0.80%	12.35%	to	13.18%
2005	222	$11.01	to	$11.68	$2,587	1.25%	0.00%	to	0.80%		6.18%
2004	31		$11.00		$3	(a)		-			(a)

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Strategic Allocation Moderate Portfolio -
Class I
2008	50	$8.56	to	$9.19	$460	3.28%	0.00% to 0.80%	-31.02%	to	-30.48%
2007	62	$12.41	to	$13.22	$820	2.40%	0.00% to 0.80%	4.64%	to	5.51%
2006	74	$11.86	to	$12.53	$930	2.68%	0.00% to 0.80%	10.33%	to	11.18%
2005	118	$10.75	to	$11.27	$1,328	0.90%	0.00% to 0.80%		4.64%
2004	2		$10.77		$20	(a)	-		(a)
ING VP Growth and Income Portfolio - Class I
2008	162	$6.17	to	$6.22	$1,008	1.41%	0.00% to 0.80%	-38.11%	to	-37.68%
2007	198	$9.97	to	$9.98	$1,972	(d)	0.00% to 0.80%		(d)
2006	(d)		(d)		(d)	(d)	(d)		(d)
2005	(d)		(d)		(d)	(d)	(d)		(d)
2004	(d)		(d)		(d)	(d)	(d)		(d)
ING Lehman Brothers U.S. Aggregate Bond Index®
Portfolio - Class I
2008	50	$10.30	to	$10.36	$515	(e)	0.00% to 0.80%		(e)
2007	(e)		(e)		(e)	(e)	(e)		(e)
2006	(e)		(e)		(e)	(e)	(e)		(e)
2005	(e)		(e)		(e)	(e)	(e)		(e)
2004	(e)		(e)		(e)	(e)	(e)		(e)
ING Opportunistic Large Cap Value Portfolio - Class I
2008	115		$7.65		$877	2.13%	-	-35.55%
2007	148		$11.87		$1,753	1.77%	-		2.95%
2006	181		$11.53		$2,092	1.44%	-	16.00%
2005	236		$9.94		$2,342	(b)	-		(b)
2004	(b)		(b)		(b)	(b)	(b)		(b)
ING Russell™ Small Cap Index Portfolio - Class I
2008	29	$6.99	to	$7.03	$202	(e)	0.00% to 0.80%		(e)
2007	(e)		(e)		(e)	(e)	(e)		(e)
2006	(e)		(e)		(e)	(e)	(e)		(e)
2005	(e)		(e)		(e)	(e)	(e)		(e)
2004	(e)		(e)		(e)	(e)	(e)		(e)

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING VP Index Plus LargeCap Portfolio - Class I
2008	238	$8.13	to	$9.16	$2,168	2.44%	0.00%	to	0.80%	-37.75%	to	-37.22%
2007	189	$13.06	to	$14.59	$2,752	1.24%	0.00%	to	0.80%	4.15%	to	5.04%
2006	186	$12.54	to	$13.89	$2,578	0.93%	0.00%	to	0.80%	13.69%	to	14.60%
2005	146	$11.03	to	$12.12	$1,764	1.22%	0.00%	to	0.80%		5.39%
2004	110		$11.50		$1,269	1.08%		-		10.58%
ING VP Index Plus MidCap Portfolio - Class I
2008	915	$8.20	to	$10.11	$9,216	1.46%	0.00%	to	0.80%	-38.02%	to	-37.55%
2007	959	$13.23	to	$16.19	$15,483	0.80%	0.00%	to	0.80%	4.67%	to	5.54%
2006	952	$12.64	to	$15.34	$14,578	0.59%	0.00%	to	0.80%	8.50%	to	9.42%
2005	765	$11.65	to	$14.02	$10,710	0.40%	0.00%	to	0.80%	11.18%
2004	242		$12.61		$3,049	0.34%		-		16.54%
ING VP Index Plus SmallCap Portfolio - Class I
2008	736	$8.00	to	$10.01	$7,310	0.97%	0.00%	to	0.80%	-34.10%	to	-33.53%
2007	878	$12.14	to	$15.06	$13,106	0.47%	0.00%	to	0.80%	-6.97%	to	-6.23%
2006	879	$13.05	to	$16.06	$14,007	0.38%	0.00%	to	0.80%	12.99%	to	13.82%
2005	653	$11.55	to	$14.11	$9,190	0.28%	0.00%	to	0.80%		7.63%
2004	152		$13.11		$1,986	0.08%		-		22.07%
ING VP International Value Portfolio - Class I
2008	625	$17.57	to	$19.25	$11,966	2.68%	0.00%	to	0.80%	-43.19%	to	-42.76%
2007	811	$30.93	to	$33.63	$27,156	1.71%	0.00%	to	0.80%	12.51%	to	13.46%
2006	1,053	$27.49	to	$29.64	$31,100	2.42%	0.00%	to	0.80%	28.40%	to	29.43%
2005	1,371	$21.41	to	$22.90	$31,244	2.48%	0.00%	to	0.80%	8.57%	to	9.41%
2004	1,514	$19.72	to	$20.93	$31,571	1.30%	0.00%	to	0.80%	16.48%	to	17.45%
ING VP MidCap Opportunities Portfolio - Class I
2008	1,461	$6.41	to	$11.96	$9,524	-	0.00%	to	0.80%	-38.10%	to	-37.65%
2007	1,667	$10.28	to	$19.32	$17,470	-	0.00%	to	0.80%	24.73%	to	25.83%
2006	2,100	$8.17	to	$15.49	$17,509	-	0.00%	to	0.80%	6.90%	to	7.78%
2005	2,658	$7.58	to	$14.49	$20,569	-	0.00%	to	0.80%	9.52%	to	10.33%
2004	3,169	$6.87	to	$13.23	$22,261	-	0.00%	to	0.80%	11.53%

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING VP SmallCap Opportunities Portfolio - Class I
2008	545	$14.68	to	$24.77	$13,132	-	0.00%	to	0.80%	-35.02%	to	-34.47%
2007	600	$22.59	to	$37.80	$22,091	-	0.00%	to	0.80%	9.18%	to	10.08%
2006	646	$20.69	to	$34.34	$21,566	-	0.00%	to	0.80%	11.66%	to	12.55%
2005	722	$18.53	to	$30.51	$21,322	-	0.00%	to	0.80%	8.24%	to	9.12%
2004	837	$17.12	to	$27.96	$22,664	-	0.00%	to	0.80%	9.32%	to	10.17%
ING VP Balanced Portfolio - Class I
2008	908	$7.88	to	$8.05	$7,229	3.76%	0.00%	to	0.80%	-28.69%	to	-28.12%
2007	1,056	$11.05	to	$11.20	$11,739	2.63%	0.00%	to	0.80%	4.74%	to	5.56%
2006	1,150	$10.55	to	$10.61	$12,161	(c)	0.00%	to	0.80%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING VP Intermediate Bond Portfolio - Class I
2008	884	$10.02	to	$12.48	$10,975	7.01%	0.00%	to	0.80%	-9.16%	to	-8.50%
2007	544	$11.03	to	$13.64	$7,393	4.03%	0.00%	to	0.80%	5.15%	to	6.07%
2006	484	$10.49	to	$12.86	$6,189	4.39%	0.00%	to	0.80%	3.25%	to	4.05%
2005	407	$10.16	to	$12.36	$5,030	4.96%	0.00%	to	0.80%		3.17%
2004	208		$11.98		$2,498	8.21%		-			4.81%
Neuberger Berman AMT Socially Responsive
Portfolio® - Class I
2008	194	$8.23	to	$10.48	$2,034	2.95%	0.00%	to	0.80%	-39.88%	to	-39.46%
2007	125	$13.69	to	$17.31	$2,167	0.10%	0.00%	to	0.80%	6.70%	to	7.58%
2006	105	$12.83	to	$16.09	$1,685	0.18%	0.00%	to	0.80%	13.71%
2005	106		$14.15		$1,495	-		-			6.87%
2004	109		$13.24		$1,443	-		-		13.26%

RELIASTAR LIFE INSURANCE COMPANY SELECT*LIFE VARIABLE ACCOUNT Notes to Financial Statements

(a)	As investment Division was not available until 2004, this data is not meaningful and is therefore not presented.

(b)	As investment Division was not available until 2005, this data is not meaningful and is therefore not presented.

(c)	As investment Division was not available until 2006, this data is not meaningful and is therefore not presented.

(d)	As investment Division was not available until 2007, this data is not meaningful and is therefore not presented.

(e)	As investment Division was not available until 2008, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense, administrative and other charges, as defined in Note 5. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

FINANCIAL STATEMENTS — STATUTORY BASIS
ReliaStar Life Insurance Company
For the years ended December 31, 2008, 2007 and 2006
with Report of Independent Registered Public Accounting Firm

RELIASTAR LIFE INSURANCE COMPANY Financial Statements - Statutory Basis December 31, 2008

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements - Statutory Basis

Balance Sheets - Statutory Basis – as of December 31, 2008 and 2007	3
Statements of Operations - Statutory Basis – for the years ended December 31, 2008,
2007 and 2006	5
Statements of Changes in Capital and Surplus - Statutory Basis – for the years ended
December 31, 2008, 2007 and 2006	6
Statements of Cash Flows - Statutory Basis – for the years ended December 31, 2008,
2007 and 2006	7
Notes to Financial Statements - Statutory Basis	8

Report of Independent Registered Public Accounting Firm

Board of Directors and Stockholder ReliaStar Life Insurance Company

We have audited the accompanying statutory basis balance sheets of ReliaStar Life Insurance Company (the “Company,” an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc.), as of December 31, 2008 and 2007, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance (“Minnesota Division of Insurance”), which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of ReliaStar Life Insurance Company at December 31, 2008 and 2007, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2008.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company at December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance.

/s/ Ernst & Young LLP

Atlanta, Georgia April 3, 2009

RELIASTAR LIFE INSURANCE COMPANY Balance Sheets - Statutory Basis

	December 31
	2008	2007

	(In Thousands)
Admitted assets
Cash and invested assets:
Bonds	$ 13,389,937	$ 13,636,553
Preferred stocks	111,545	122,290
Common stocks	63,967	23,653
Subsidiaries	267,611	331,847
Mortgage loans	2,492,588	2,411,673
Real estate:
Properties occupied by the Company	9,519	84,694
Properties held for the production of income	7,673	6,899
Contract loans	690,229	683,218
Other invested assets	1,068,202	740,336
Cash and short term investments	156,896	185,882

Total cash and invested assets	18,258,167	18,227,045
Deferred and uncollected premiums, less loading (2008-$34,078; 2007-$32,021)	(376,766)	101,745
Accrued investment income	185,410	172,920
Reinsurance balances recoverable	185,418	209,156
Indebtedness from related parties	241,749	85,192
Net deferred tax asset	127,427	117,220
Separate account assets	1,920,676	3,432,704
Other assets	21,799	38,592

Total admitted assets	$ 20,563,880	$ 22,384,574

The accompanying notes are an integral part of these financial statements.

3

RELIASTAR LIFE INSURANCE COMPANY Balance Sheets - Statutory Basis

	December 31
	2008	2007

	(In Thousands,
	except share amounts)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$ 12,535,786	$ 12,611,754
Accident and health reserves	1,119,012	1,217,125
Deposit type contracts	633,472	818,920
Policyholders’ funds	1,150	1,172
Dividends payable	13,745	14,565
Policy and contract claims	215,745	402,658

Total policy and contract liabilities	14,518,910	15,066,194

Accounts payable and accrued expenses	204,884	159,423
Reinsurance balances	298,366	286,213
Current federal income taxes payable (including $10,592 and
$9,008 on realized capital losses at December 31,
2008 and 2007, respectively)	10,936	89,910
Indebtedness to related parties	142,015	53,174
Contingency reserve	40,226	44,083
Asset valuation reserve	65,691	160,815
Borrowed money	705,019	613,837
Net transfers to separate accounts	(76,412)	(157,002)
Other liabilities	660,261	309,291
Separate account liabilities	1,920,676	3,432,704

Total liabilities	18,490,572	20,058,642

Capital and surplus:
Common stock: authorized 25,000,000 shares of $1.25 par value;
2,000,000 shares issued and outstanding	2,500	2,500
Preferred capital stock	100	100
Surplus note	100,000	100,000
Paid in and contributed surplus	1,957,125	1,767,125
Unassigned surplus	13,683	456,307
Preferred capital stock, held in treasury	(100)	(100)

Total capital and surplus	2,073,308	2,325,932

Total liabilities and capital and surplus	$ 20,563,880	$ 22,384,574

The accompanying notes are an integral part of these financial statements.

4

RELIASTAR LIFE INSURANCE COMPANY Statements of Operations – Statutory Basis

	Year ended December 31
	2008	2007	2006

	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$ 2,305,966	$ 1,970,191	$ 3,038,520
Considerations for supplementary contracts with life contingencies	2,683	2,022	1,765
Net investment income	878,335	950,685	946,258
Amortization of interest maintenance reserve	(7,479)	(598)	2,655
Commissions, expense allowances and reserve adjustments
on reinsurance ceded	258,258	1,015,902	100,541
Other revenue	136,097	156,639	168,885

Total premiums and other revenues	3,573,860	4,094,841	4,258,624
Benefits paid or provided:
Death benefits	742,637	943,659	1,039,020
Annuity benefits	110,171	110,050	114,877
Surrender benefits and withdrawals	1,610,260	1,847,038	2,209,109
Interest on policy or contract funds	31,896	28,364	9,920
Accident and health benefits	543,348	579,121	456,140
Other benefits	8,521	7,403	7,991
Decrease in life, annuity and accident and health reserves	(174,081)	(121,592)	(7,113)
Net transfers from separate accounts	(239,177)	(386,445)	(672,208)

Total benefits paid or provided	2,633,575	3,007,598	3,157,736
Insurance expenses and other deductions:
Commissions	475,591	392,398	310,088
General expenses	439,337	401,062	366,642
Insurance taxes, licenses and fees	59,482	51,412	47,773
Other deductions (additions)	17,033	(36,436)	127,813

Total insurance expenses and other deductions	991,443	808,436	852,316

(Loss) gain from operations before policyholder dividends, federal income
taxes and net realized capital (losses) gains	(51,158)	278,807	248,572

Dividends to policyholders	17,316	18,500	18,257

(Loss) gain from operations before federal income taxes
and net realized capital (losses) gains	(68,474)	260,307	230,315

Federal income tax (benefit) expense	(111,875)	110,413	97,155

Gain from operations before net realized capital gains (losses)	43,401	149,894	133,160
Net realized capital (losses) gains	(168,608)	3,156	(3,660)

Net (loss) income	$ (125,207)	$ 153,050	$ 129,500

The accompanying notes are an integral part of these financial statements.

5

RELIASTAR LIFE INSURANCE COMPANY Statements of Changes in Capital and Surplus—Statutory Basis

	Year ended December 31
	2008	2007	2006

	(In Thousands)
Common stock:
Balance at beginning and end of year	$ 2,500	$ 2,500	$ 2,500

Preferred Stock
Balance at beginning and end of year	$ 100	$ 100	$ 100

Surplus note:
Balance at beginning and end of year	$ 100,000	$ 100,000	$ 100,000

Paid-in and contributed surplus:
Balance at beginning of year	$ 1,767,125	$ 1,672,125	$ 1,472,125
Capital contributions	190,000	95,000	200,000

Balance at end of year	$ 1,957,125	$ 1,767,125	$ 1,672,125

Unassigned surplus:
Balance at beginning of year	$ 456,307	$ 548,834	$ 305,515
Net (loss) income	(125,207)	153,050	129,500
Change in net unrealized capital (losses) gains	(319,121)	(175,577)	4,514
Change in nonadmitted assets	(129,114)	(71,572)	43,687
Change in liability for reinsurance in unauthorized companies	(1,744)	(6,733)	(2,022)
Change in asset valuation reserve	95,124	(25,549)	(4,483)
Other changes in surplus in separate account statement	-	1,209	(1,128)
Change in net deferred income tax	44,616	47,184	11,857
Change in surplus as a result of reinsurance	-	30,049	104,730
Amortization of deferred gain on reinsurance transaction	(4,559)	(46,376)	(9,822)
Amortization of gain on sale/leaseback of home properties	(694)	-	-
Dividends to stockholder	-	-	(35,000)
Additional minimum pension liability	(1,925)	1,788	1,486

Balance at end of year	13,683	456,307	548,834

Preferred capital stock, held in treasury	(100)	(100)	(100)

Total capital and surplus	$ 2,073,308	$ 2,325,932	$ 2,323,459

The accompanying notes are an integral part of these financial statements.

6

RELIASTAR LIFE INSURANCE COMPANY Statements of Cash Flows—Statutory Basis

	Year ended December 31
	2008	2007	2006

	(In Thousands)
Operations
Premiums, policy proceeds, and other considerations received,
net of reinsurance paid	$ 2,775,447	$ 2,003,357	$ 3,034,308
Net investment income received	957,129	1,026,284	993,570
Commissions and expenses paid	(933,585)	(821,882)	(723,944)
Benefits paid	(3,188,156)	(3,557,172)	(3,818,615)
Net transfers from separate accounts	301,344	396,242	664,165
Dividends paid to policyholders	(18,135)	(18,121)	(16,626)
Federal income taxes recovered (paid)	22,338	(54,150)	(92,015)
Miscellaneous income	373,850	1,168,680	233,289

Net cash provided by operations	290,232	143,238	274,132

Investment activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	4,597,269	7,865,334	6,340,198
Stocks	159,496	58,279	665
Mortgage loans	352,074	343,501	426,875
Real estate	118,909	2,601	-
Other invested assets	11,837,282	11,993,637	7,192,268
Net gain (loss) on cash and short term investments	102	2,652	(7,325)
Miscellaneous proceeds	138,501	84,663	53,124

Total investment proceeds	17,203,633	20,350,667	14,005,805

Cost of investments acquired:
Bonds	4,635,762	8,222,389	6,433,242
Stocks	210,573	34,701	2,781
Mortgage loans	431,080	620,696	346,337
Real estate	-	1,978	477
Other invested assets	11,963,019	12,231,320	7,497,473
Miscellaneous applications	133,726	48,657	27,447

Total cost of investments acquired	17,374,160	21,159,741	14,307,757

Net increase in contract loans	7,011	9,088	9,878

Net cash used in investment activities	(177,538)	(818,162)	(311,830)

Financing and miscellaneous activities
Other cash provided (applied):
Capital and surplus paid-in	-	95,000	200,000
Borrowed money	93,069	46,069	(7,643)
Net (withdrawals) deposits on deposit type contracts	(185,448)	208,675	(31,896)
Dividends paid to stockholder	-	-	(35,000)
Other cash (used) provided	(49,301)	169,821	71,247

Net cash (used) provided by financing and miscellaneous activities	(141,680)	519,565	196,708

Net (decrease) increase in cash and short term investments	(28,986)	(155,359)	159,010
Cash and short term investments:
Beginning of year	185,882	341,241	182,231

End of year	$ 156,896	$ 185,882	$ 341,241

7

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

1. Nature of Operations and Significant Accounting Policies

ReliaStar Life Insurance Company (the “Company”) is domiciled in Minnesota and is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion”), a Connecticut domiciled non-insurance holding company. Lion, in turn, is a wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”), a Delaware domiciled non-insurance holding company. The Company’s ultimate parent is ING Groep, N.V. (“ING”), a global financial services company based in the Netherlands.

The Company is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance. The Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia and Puerto Rico.

Basis of Presentation: The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance, which practices differ from United States generally accepted accounting principles (“GAAP”). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners (“NAIC”) rating; for GAAP, such fixed maturity investments are designated at purchase as held to maturity, trading or available for sale. Held to maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder’s equity for those designated as available for sale.

The Company invests in structured securities including mortgage backed securities, collateralized mortgage obligations, asset backed securities, collateralized debt obligations, and commercial mortgage backed securities. For these structured securities, management compares the undiscounted projected future cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value.

For GAAP, assets are re-evaluated based on the discounted projected future cash flows using a current market rate. Impairments are recognized when the fair value is less than book value and there has been an adverse change in projected future cash flows.

8

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

Statement of Statutory Accounting Principles (“SSAP”) No. 31, Derivative Instruments applies to derivative transactions entered into prior to January 1, 2003. The Company also follows the hedge accounting guidance in SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities for derivative transactions entered into or modified on or after January 1, 2003. Under SSAP 86, derivatives that are deemed effective hedges are accounted for in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholder’s equity rather than to income as required for fair value hedges.

Valuation Reserves: The asset valuation reserve (“AVR”) is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five year bands. The Company’s net deferral of interest maintenance reserve (“IMR”) is negative and as such is reported as a component of other assets and completely nonadmitted in the accompanying Balance Sheets.

Realized gains and losses on investments are reported in the Statements of Operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the Statements of Operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold. Realized losses due to impairment are recorded when there has been a decline in value deemed to be other than temporary, in which case the provision for such declines is charged to income.

9

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus. Under GAAP, such allowances are included as a component of earnings.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners’ Reserve Valuation methods (“CRVM”) using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

10

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Gains and losses generated in certain reinsurance transactions are deferred and amortized over the remaining life of the business for GAAP purposes. For statutory, losses are recognized immediately in income, with gains reported as a separate component of surplus.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally disallowed deferred federal income tax assets, disallowed interest maintenance reserves, non operating software, past due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC

Accounting Practices and Procedures Manual, are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the Balance Sheets.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated. Certain affiliated investments for which audited GAAP statements are not available or expected to be available are nonadmitted. Under GAAP, the accounts and operations of the Company’s subsidiaries are consolidated. All affiliated investments are included in the Consolidated Balance Sheets.

Employee Benefits: For purposes of calculating the Company’s postretirement benefit obligation, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently vested are also included.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

11

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

Policyholder Dividends: Policyholder dividends are recognized when declared. Under GAAP, dividends are recognized over the term of the related policies.

Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits, and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are nonadmitted. Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

Surplus Notes: Surplus notes are reported as a component of surplus. Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Minnesota Division of Insurance. Under GAAP, surplus notes are reported as liabilities and the related interest is reported as a charge to earnings over the term of the notes.

Statements of Cash Flows: Cash and short term investments in the Statements of Cash Flows represent cash balances and investments with initial maturities of one year or less. Other invested assets include cash loaned through the Company’s reciprocal loan program.

Participation Fund Account: On January 3, 1989, the Minnesota Division of Insurance approved a Plan of Conversion and Reorganization ("the Plan"), which provided, among other things, for the conversion of the Company from a combined stock and mutual life insurance company to a stock life insurance company.

The Plan provided for the establishment of a Participation Fund Account ("PFA") for the benefit of certain participating individual life insurance policies and annuities issued by the Company prior to the effective date of the Plan. Under the terms of the PFA, the insurance liabilities and assets (approximately $237.8 as of December 31, 2008) with respect to such policies are included in the Company's financial statements but are segregated in the accounting records of the Company to assure the continuation of policyholder dividend practices.

Reconciliation to GAAP: The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Investments: Investments are stated at values prescribed by the NAIC, as follows:

12

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

Bonds not backed by other loans are principally stated at amortized cost using the effective interest method.

Single class and multi class mortgage backed/asset backed securities are valued at amortized cost using the effective interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher risk asset backed securities, which are valued using the prospective method. The Company has elected to use the book value as of January 1, 1994 as the cost for applying the retrospective method to securities purchased prior to that date where historical cash flows are not readily available.

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC (“SVO”).

Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes.

The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which the market value has been less than cost, the financial condition and near term prospects of the issuer, future economic conditions and market forecasts, and the Company's intent and ability to not sell the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred. The Company also considers the negative market impact of the interest rate changes, in addition to credit related items, when performing other than temporary impairment testing. As part of this testing, the Company determines whether or not it has the intent to sell investments. If a decision to sell has been made, an other than temporary impairment is considered to have occurred.

The Company uses derivatives such as interest rate swaps, caps and floors, futures, forwards and options as part of its overall interest rate risk management strategy for certain life insurance and annuity products. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the

13

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

Credit default swaps and total return swaps are utilized to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments. Replicated (synthetic) assets filed with the NAIC SVO result in both the derivative and cash instrument being carried at amortized cost. The replication practices are in accordance with SSAP No. 86 permissible investments using the derivative in conjunction with other investments.

Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreement without an exchange of the underlying principal amount.

Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement. Periodic payments that are received as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged items.

Options are reported at fair value. The unrealized gains or losses from the options are reported as unrealized gains or losses in surplus.

SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities (“SSAP 97”), applies to the Company’s subsidiaries, controlled and affiliated entities (“SCA”). The Company’s insurance subsidiaries are reported at their underlying statutory basis net assets plus the admitted portion of goodwill, and the Company’s non-insurance subsidiaries are reported at the GAAP basis of their net assets. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses. SCA entities for which audited US GAAP statements are not available or expected to be available are nonadmitted.

Mortgage loans are reported at amortized cost, less writedown for impairments.

Contract loans are reported at unpaid principal balances.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost, and other real estate is reported at the lower of depreciated cost or fair value.

14

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

Depreciation is calculated on a straight line basis over the estimated useful lives of the properties.

For reverse repurchase agreements, Company policies require a minimum of 95% of the fair value of securities sold under reverse repurchase agreements to be maintained as collateral. Cash collateral received is invested in short term investments and the offsetting collateral liability is included in miscellaneous liabilities.

Reverse dollar repurchase agreements are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The Company does not have access to the collateral. The Company’s policy requires a minimum of 102% of the fair value of securities loaned to be maintained as collateral. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates.

Short term investments are reported at amortized cost which approximates market value. Short term investments include investments with maturities of one year or less at the date of acquisition.

Partnership interests, which are included in other invested assets, are reported at the underlying audited GAAP equity of the investee. Changes in surplus from distributions are reported in investment income.

Residual collateralized mortgage obligations, which are included in other invested assets on the Balance Sheet, are reported at amortized cost using the effective interest method.

Realized capital gains and losses are determined using the first in first out method.

Cash on hand includes cash equivalents. Cash equivalents are short term investments that are both readily convertible to cash and have an original maturity date of three months or less.

Aggregate Reserve for Life Policies and Contracts: Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.0% to 13.25% .

15

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Minnesota Division of Insurance, is $94.5 billion and $46.7 billion at December 31, 2008 and 2007, respectively. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $797.4 and $571.9 at December 31, 2008 and 2007, respectively. The Company anticipates investment income as a factor in the premium deficiency calculation in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts.

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

16

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

Electronic Data Processing Equipment: Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of such assets is calculated on a straight line basis over the estimated useful life of the asset.

Participating Insurance: Participating business approximates less than 1.0% of the Company’s ordinary life insurance in force and 1.0% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividends expense of $17.3, $18.5 and $18.3 was incurred in 2008, 2007 and 2006, respectively.

Benefit Plans: The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plans. The Company also provides a contributory retirement plan for substantially all employees.

Nonadmitted Assets: Nonadmitted assets are summarized as follows:

	December 31
	2008	2007

	(In Thousands)
Subsidiaries	$ 7,250	$ -
Deferred and uncollected premium	7,396	9,960
Net deferred tax asset	330,797	259,262
Electronic data processing equipment and software	26,067	21,892
Furniture and equipment	617	1,184
Health care and other amounts receivable	8,954	10,552
Interest maintenance reserve	49,080	8,191
Other invested assets	21,284	-
Other	19,694	30,984

Total nonadmitted assets	$ 471,139	$ 342,025

Changes in nonadmitted assets are generally reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses: Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2008. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2008.

Guaranteed Benefits: For the Guaranteed Minimum Death Benefit (“GMDB”), Actuarial Guideline 34 (“AG34”) is followed. All the methodology and assumptions (mortality and interest) are contained in the guideline. AG34 interprets the standards for applying CARVM to GMDBs in variable annuity contracts where GMDBs are integrated with other benefits such as surrenders and annuitizations. This guideline requires that GMDBs

17

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

be projected assuming an immediate drop in the value of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return. The immediate drops and assumed returns used in the projections are provided in AG34 and vary by five asset classes in order to reflect the risk/return differential inherent in each class. Contract specific asset based charges are deducted to obtain the net assumed returns. This guideline interprets mortality standards to be applied to projected GMDBs in the reserve calculation. In addition, this guideline clarifies standards for reinsurance transactions involving GMDBs with integrated benefit streams modified to reflect both the payment of future reinsurance premiums and the recovery of future reinsured death benefits.

Cash Flow Information: Cash and short term investments include cash on hand, demand deposits and short term fixed maturity instruments with a maturity of less than one year at date of acquisition. Other invested assets include cash loaned through the Company’s reciprocal loan program.

Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company.

Certain other separate accounts relate to experience rated group annuity contracts that fund defined contribution pension plans. These contracts provide guaranteed interest returns for one year only, where the guaranteed interest rate is reestablished each year based on the investment experience of the separate account. In no event can the interest rate be less than zero. The assets and liabilities of these separate accounts are carried at book value.

Reserves related to the Company’s mortality risk associated with these policies are included in life and annuity reserves. These reserves include reserves for guaranteed minimum death benefits (before reinsurance) that totaled $26.0 and $15.4 at December 31, 2008 and 2007, respectively. The operations of the separate accounts are not included in the accompanying financial statements.

18

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

Reclassifications: Certain amounts in the Company’s statutory basis financial statements have been reclassified to conform to the 2008 financial statement presentation. These reclassifications reflect presentational differences on both the balance sheet and statement of operations. There were no changes to total capital and surplus or net income. A reconciliation of the material presentational differences for 2007 balances is as follows:

	Balance per Audited		Balance per Audited
	Financial Statements	Amount	Financial Statements
	December 31, 2007	Reclassified	December 31, 2008

	(In Thousands)
Admitted Assets
Deferred and uncollected premiums	$ 102,985	$ (1,240)	$ 101,745
Reinsurance balances recoverable	205,999	3,157	209,156
Other assets	21,031	17,561	38,592
Liabilities
Other liabilities	289,813	19,478	309,291
Statement of Operations
Life, annuity, and accident and	2,407,929	(437,738)	1,970,191
health premiums
Commission, expense allowances and reserve	578,167	437,735	1,015,902
adjustments on reinsurance ceded

2. Permitted Statutory Basis Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Minnesota Division of Insurance. The Minnesota Division of Insurance recognizes only statutory accounting practices prescribed or permitted by the State of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Minnesota. The Minnesota Commissioner of Commerce has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Minnesota Division of Insurance. As of December 31, 2008, 2007, and 2006, the Company had no such permitted accounting practices.

19

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

3. Investments

The cost or amortized cost and fair value of bonds and equity securities are as follows:

	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

	(In Thousands)
At December 31, 2008:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$ 1,068,759	$ 74,902	$ 3,938	$ 1,139,723
States, municipalities, and political
subdivisions	46,565	115	15,036	31,644
Foreign other (par value - $2,083,193 )	2,033,644	10,325	319,820	1,724,149
Foreign government (par value - $93,729)	85,971	10,976	3,391	93,556
Public utilities securities	99,188	538	9,639	90,087
Corporate securities	4,671,021	41,111	623,851	4,088,281
Residential backed securities	2,921,729	185,723	489,633	2,617,819
Commercial mortgage backed
securities	1,599,126	4	564,006	1,035,124
Other asset backed securities	868,668	1,019	210,274	659,413

Total fixed maturities	13,394,671	324,713	2,239,588	11,479,796

Preferred stocks	111,545	-	40,100	71,445
Common stocks	73,514	377	9,924	63,967

Total equity securities	185,059	377	50,024	135,412

Total	$ 13,579,730	$ 325,090	$ 2,289,612	$ 11,615,208

At December 31, 2007:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$ 41,650	$ 1,340	$ -	$ 42,990
States, municipalities, and political
subdivisions	47,608	177	2,696	45,089
Foreign other (par value - $2,060,204)	2,045,975	28,099	55,425	2,018,649
Foreign government (par value - $113,124)	111,463	18,690	49	130,104
Public utilities securities	171,784	4,622	961	175,445
Corporate securities	5,074,558	72,180	110,963	5,035,775
Residential backed securities	3,361,128	116,402	80,825	3,396,705
Commercial mortgage backed
securities	1,790,470	6,636	46,516	1,750,590
Other asset backed securities	992,762	3,202	36,680	959,284

Total fixed maturities	13,637,398	251,348	334,115	13,554,631

Preferred stocks	122,290	3,301	9,198	116,393
Common stocks	22,190	1,739	275	23,654

Total equity securities	144,480	5,040	9,473	140,047

Total	$ 13,781,878	$ 256,388	$ 343,588	$ 13,694,678

20

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements - Statutory Basis
December 31, 2008
(Dollar amounts in millions, unless otherwise stated)

Reconciliation of bonds from amortized cost to carrying value is as follows:

	December 31
	2008	2007

	(In Thousands)
Amortized cost	$ 13,394,671	$ 13,637,398
Adjustment for below investment grade bonds	(4,734)	(845)

Carrying value	$ 13,389,937	$ 13,636,553

The aggregate market value of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:

More than 6
	Less than	months and less	More than
	6 months	than 12 months	12 months
	below cost	below cost	below cost	Total

(In Thousands)
At December 31, 2008:
Fair value	$ 1,388,492	$ 2,551,612	$ 3,918,877	$ 7,858,981
Unrealized loss	95,419	478,086	1,666,083	2,239,588

At December 31, 2007:
Fair value	$ 2,174,943	$ 2,415,260	$ 3,630,322	$ 8,220,525
Unrealized loss	56,107	145,135	132,873	334,115

The amortized cost and fair value of investments in bonds at December 31, 2008, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value

	(In Thousands)
Maturity:
Due in 1 year or less	$ 196,304	$ 195,294
Due after 1 year through 5 years	2,374,466	2,216,096
Due after 5 years through 10 years	2,578,488	2,299,804
Due after 10 years	2,855,890	2,456,246

	8,005,148	7,167,440
Residential backed securities	2,921,729	2,617,819
Commercial mortgage backed securities	1,599,126	1,035,124
Other asset backed securities	868,668	659,413

Total	$ 13,394,671	$ 11,479,796

At December 31, 2008 and 2007, investments in certificates of deposit and bonds with an admitted asset value of $94.7 and $181.9, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

21

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

The Company had loaned securities, which are reflected as invested assets on the balance sheets, with a market value of approximately $167.6 and $158.4 at December 31, 2008 and 2007, respectively.

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $2.1 billion, $4.5 billion and $3.2 billion in 2008, 2007 and 2006, respectively. Gross gains of $35.2, $44.4, and $31.3 and gross losses of $82.5, $53.2, and $51.5 during 2008, 2007 and 2006, respectively, were realized on those sales. A portion of the gains and losses realized in 2008, 2007, and 2006 has been deferred to future periods in the IMR.

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows:

	December 31
	2008	2007	2006

	(In Thousands)
Realized capital (losses)	$ (206,383)	$ (3,444)	$ (52,309)
Amount transferred to IMR (net of related taxes
of $(26,044) in 2008, $(8,404) in 2007
and $(18,459) in 2006)	48,367	15,608	34,282
Federal income tax (expense) benefit	(10,592)	(9,008)	14,367

Net realized capital (losses) gains	$ (168,608)	$ 3,156	$ (3,660)

Realized capital gains (losses) include losses of $209.6, $27.9, and $31.2 related to securities that have experienced an other-than-temporary decline in value in 2008, 2007, and 2006, respectively.

Management regularly reviews the value of the Company’s investments. If the value of any investment falls below its cost basis, the decline is analyzed to determine whether it is an other-than-temporary decline in value. To make this determination for each security, the following are some of the factors considered:

  The length of time and the extent to which the fair value has been below cost;
  The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential;
  Management’s intent and ability to hold the security long enough for it to recover its value;

Based on that analysis, management makes a judgment as to whether the loss is other-than-temporary. If the loss is other-that-temporary, an impairment charge is recorded within net realized investment gains (losses) in the Statements of Income in the period the determination is made.

22

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2008, 2007, and 2006 realized capital losses include $44.5, $5.4, $4.6 respectively related to Limited Partnerships that have experienced an other-than-temporary decline in value.

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2008	2007	2006

	(In Thousands)
Income:
Subsidiaries	$ -	$ 22,049	$ 27,600
Equity securities	8,342	9,451	5,731
Bonds	859,407	800,012	761,657
Mortgage loans	158,451	142,591	145,321
Derivatives	(145,900)	(5,329)	11,966
Contract loans	40,359	40,440	39,193
Real estate	2,793	20,422	22,834
Other	34,628	34,896	45,890

Total investment income	958,080	1,064,532	1,060,192
Investment expenses	(79,745)	(113,847)	(113,934)

Net investment income	$ 878,335	$ 950,685	$ 946,258

The Company entered into reverse dollar repurchase transactions to increase its return on investments and improve liquidity. Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The reverse dollar repurchases are accounted for as short term collateralized financing and the repurchase obligation is reported in borrowed money on the Balance Sheets. The repurchase obligation totaled $126.8 and $208.8 at December 31, 2008 and 2007, respectively. The securities underlying these agreements are mortgage backed securities with a book value of $126.2 and $213.8 and fair value of $128.4 and $210.2 at December 31, 2008 and 2007, respectively. The securities had a weighted average coupon rate of 5.8% with various maturity dates ending in December 2038. The primary risk associated with short term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short term investments, which was not material at December 31, 2008. The Company believes that the counterparties to the reverse dollar repurchase agreements are financially responsible and that counterparty risk is minimal.

The Company participates in reverse repurchase transactions. Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same security in the near term. The proceeds are invested in new securities of intermediate durations. As of December 31, 2008 and 2007, the amount outstanding on these agreements was $339.1 and $402.1, respectively, and was included in borrowed money on the balance sheets. The securities underlying these agreements are mortgage backed securities with a book value of $377.7 and $422.8 and fair value of $383.1 and $424.0 at December 31, 2008 and 2007, respectively. The securities have a

23

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

weighted average coupon rate of 5.1% with various maturity dates ending in September 2038.

The maximum and minimum lending rates for long term mortgage loans during 2008 were 7.0% and 5.1% . Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 70.8% on commercial properties. The Company did not hold mortgages with interest more than 180 days overdue at December 31, 2008 and 2007, respectively. No interest was past due as of December 31, 2008 and 2007.

The average recorded investment in impaired loans was $1.9 and $0.6 at December 31, 2008 and 2007, respectively. Interest income recognized during the period the loans were impaired was $0.2, $0.5, and $0.8 and interest income recognized on a cash basis was $0.2, $0.5, and $0.9 for 2008, 2007 and 2006, respectively.

The Company had impaired loans without an allowance for credit losses of $1.9 and $1.2, as of December 31, 2008 and 2007, respectively.

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s return on the investment portfolio or to manage interest rate risk. The table below summarizes the number of transactions, book value, and gain/loss of the Company’s financial instruments with securities sold and reacquired within 30 days of the sale date:

Cost of
Securities
	NAIC	Number of	Book Value	Repurchased	Gain/(Loss)
	Rating	Transactions	(in thousands)	(in thousands)	(in thousands)

2008		-	$ -	$ -	$ -

2007		-	-	-	-

2006	3	6	575	572	-

There were no encumbrances on real estate at December 31, 2008 and 2007, respectively.

Since the third quarter of 2007, credit markets have become more turbulent amid concerns about subprime and Alt-A mortgages and collateralized debt obligations (“CDOs”). This in turn has resulted in a general widening of credit spreads, reduced price transparency, reduced liquidity, increased rating agency downgrades and increased volatility across certain markets.

24

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

The Company does not originate or purchase subprime or Alt-A whole-loan mortgages. The Company does have exposure to Residential Mortgage-Backed Securities (“RMBS”) and asset-backed securities (“ABS”). Subprime lending is the origination of loans to customers with weaker credit profiles. The Company defines Alt-A Loans to include residential mortgage loans to customers who have strong credit profiles but lack some element(s), such as documentation to substantiate income. Commencing in the fourth quarter of 2007, the Company expanded its definition of Alt-A loans to include residential mortgage loans to borrowers that would otherwise be classified as prime but whose loan structure provides repayment options to the borrower that increase the risk of default. Further, during the fourth quarter of 2007, the industry coalesced around classifying any securities backed by residential mortgage collateral not clearly identifiable as prime or subprime into the Alt-A category, and the Company is following that lead. The following summarizes the Company’s exposure to subprime and Alt-A mortgages as of December 31, 2008 and 2007.

Trading activity for the Company’s RMBS, particularly subprime and Alt-A RMBS, has been declining during 2008 as a result of the dislocation of the credit markets. During 2008, the Company continued to obtain pricing information from commercial pricing services and brokers. However, the pricing for subprime and Alt-A RMBS did not represent regularly occurring market transactions since the trading activity declined significantly in the second half of 2008. As a result, the Company concluded in the second half of 2008 that the market for subprime and Alt-A RMBS was inactive. The Company did not change its valuation procedures as a result of determining that the market was inactive.

The following table summarizes the Company’s exposure to subprime mortgage backed holdings and Alt-A mortgage backed securities through other investments as of December 31, 2008:

Other Than
		Book/Adjusted		Temporary
		Carrying Value		Impairment
		(excluding		Losses
	Actual Cost	interest)	Fair Value	Recognized

(In Thousands)
Residential mortgage
backed securities	$ 856,376	$ 845,639	$ 546,723	$ 6,250

Structured securities	255,389	256,259	165,493	8,176

Total	$ 1,111,765	$ 1,101,898	$ 712,216	$ 14,426

25

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

The following table summarizes the Company’s exposure to subprime mortgage backed holdings and Alt-A mortgage backed securities through other investments as of December 31, 2007:

Other Than
		Book/Adjusted		Temporary
		Carrying Value		Impairment
		(excluding		Losses
	Actual Cost	interest)	Fair Value	Recognized

(In Thousands)
Residential mortgage
backed securities	$ 974,100	$ 969,954	$ 958,770	$ 280

Structured securities	309,153	309,232	282,868	5,911

Total	$ 1,283,253	$ 1,279,186	$ 1,241,638	$ 6,191

The Company did not have underwriting exposure to subprime mortgage risk through investments in subprime mortgage loans, Mortgage Guaranty or Financial Guaranty insurance coverage as of December 31, 2008.

The Company had a carrying value of $121.7 in Low-Income Housing Tax Credits (“LIHTC”). The tax credits are projected to expire in 2017. The Company is indifferent to the holding period of the investments as the credits are guaranteed by a third party. The Company is unaware of any current regulatory reviews of the LIHTC property.

4. Derivative Financial Instruments Held for Purposes Other than Trading

The Company utilizes derivatives such as options, futures, caps, floors, forwards and interest rate swaps to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows which the Company has acquired or incurred. Hedge accounting practices are followed in accordance with requirements set forth in SSAP No. 86 for those derivatives that are deemed highly effective. The Company also enters into credit default swaps and total return swaps to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments. Replicated (synthetic) assets filed with the NAIC SVO result in both the derivative and cash instrument being carried at amortized cost. The replication practices are in accordance with SSAP No. 86.

The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities. Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount.

26

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreement without an exchange of the underlying principal amount.

Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

Options are reported at fair value. The unrealized gains or losses from the options are reported as unrealized gain or loss in surplus.

Premiums paid for the purchase of interest rate contracts are included in other invested assets on the balance sheet and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

Amounts paid or received, if any, from such contracts are included in interest expense or income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets. Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

Derivatives that are designated as being in an effective hedging relationship are reported in a manner that is consistent with the hedged asset or liability. Derivative contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives not designated in effective hedging relationships are recorded as unrealized gains and losses in surplus.

The Company is exposed to credit loss in the event of nonperformance by counterparties on certain derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

27

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

The table below summarizes the Company’s derivative contracts included in other invested assets at December 31, 2008 and 2007:

	Notional	Carrying	Fair
	Amount	Value	Value

	(In Thousands)
December 31, 2008
Derivative contracts:
Swaps	$ 6,698,322	$ (120,089)	$ (214,238)
Forwards	206,279	2,032	2,075
Futures	280,323	(7,088)	(7,088)
Options owned	1,720,243	4,093	4,093

Total derivatives	$ 8,905,167	$ (121,052)	$ (215,158)

December 31, 2007
Derivative contracts:
Swaps	$ 5,563,365	$ (86,584)	$ (156,548)
Options owned	402,043	1,929	1,929

Total derivatives	$ 5,965,408	$ (84,655)	$ (154,619)

5. Concentrations of Credit Risk

The Company held below investment grade corporate bonds with an aggregate book value of $897.7 and $802.9 and an aggregate market value of $681.2 and $798.6 at December 31, 2008 and 2007, respectively. Those holdings amounted to 6.7% of the Company’s investments in bonds and 4.8% of total admitted assets at December 31, 2008. The holdings of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds of $145.7 and $241.7 with an aggregate NAIC market value of $127.4 and $252.8 at December 31, 2008 and 2007, respectively. The carrying value of these holdings amounted to 1.1% of the Company’s investment in bonds and 0.8% of the Company’s total admitted assets at December 31, 2008.

At December 31, 2008, the Company’s commercial mortgages involved a concentration of properties located in California (28.9%) and Texas (9.4%) . The remaining commercial mortgages relate to properties located in 42 other states. The portfolio is well diversified, covering many different types of income producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $75.0.

28

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

6. Annuity Reserves

At December 31, 2008 and 2007, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent

	(In Thousands)
December 31, 2008
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$ 177,484	1.8%
At book value less surrender charge	1,155,575	11.6
At fair value	848,041	8.5

Subtotal	2,181,100	21.9
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	6,955,720	69.9
Not subject to discretionary withdrawal	817,098	8.2

Total annuity reserves and deposit fund liabilities
before reinsurance	9,953,918	100.0%

Less reinsurance ceded	10,777

Net annuity reserves and deposit fund liabilities	$ 9,943,141

December 31, 2007
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$ 214,697	1.9%
At book value less surrender charge	1,168,046	10.6
At fair value	1,693,450	15.3

Subtotal	3,076,193	27.8
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	6,936,965	62.7
Not subject to discretionary withdrawal	1,042,988	9.5

Total annuity reserves and deposit fund liabilities
before reinsurance	11,056,146	100.0%

Less reinsurance ceded	10,892

Net annuity reserves and deposit fund liabilities	$ 11,045,254

Of the total net annuity reserves and deposit fund liabilities of $9.9 billion at December 31, 2008, $8.9 billion is included in the general account, and $1.0 billion is included in the separate account. Of the total net annuity reserves and deposit fund liabilities of $11.0 billion at December 31, 2007, $9.2 billion is included in the general account, and $1.8 billion is included in the separate account.

7. Employee Benefit Plans

Defined Benefit Plan: ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America

29

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees.

The Retirement Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $7.2, $7.8 and $9.1 for 2008, 2007 and 2006, respectively. ING North America is responsible for all Retirement Plan liabilities.

Defined Contribution Plans: ING North America sponsors the ING Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pretax basis. ING North America matches such pretax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4 year graded vesting schedule (although certain specified participants are subject to a 5 year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Amounts allocated to the Company for the Savings Plan were $7.2, $7.0 and $7.0 for 2008, 2007 and 2006, respectively.

Other Benefit Plans: In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a nonqualified defined benefit pension plan, and a nonqualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

30

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans are as follows:

	Pension Benefits			Other Benefits
	2008	2007	2006	2008	2007	2006

	(In Thousands)
Change in benefit obligation
Benefit obligation at beginning of year	$ 31,497	$ 33,751	$ 35,085	$ 22,102	$ 24,627	$ 23,441
Service cost	-	-	-	-	750	1,345
Interest cost	1,954	1,907	1,853	1,223	1,392	1,249
Contribution by plan participants	-	-	-	1,999	1,583	1,322
Actuarial (gain) loss	2,853	(1,252)	(313)	(1,504)	(2,532)	407
Benefits paid	(2,907)	(2,909)	(2,874)	(3,680)	(3,718)	(3,137)

Benefit obligation at end of year	$ 33,397	$ 31,497	$ 33,751	$ 20,140	$ 22,102	$ 24,627

Change in plan assets
Fair value of plan assets at beginning of year	$ -	$ -	$ -	$ -	$ -	$ -
Employer contributions	2,907	2,909	2,874	1,681	2,134	1,815
Plan participants' contributions	-	-	-	1,999	1,584	1,322
Benefits paid	(2,907)	(2,909)	(2,874)	(3,680)	(3,718)	(3,137)

Fair value of plan assets at end of year	$ (0)	$ -	$ -	$ (0)	$ -	$ -

Funded status	$ (33,397)	$ (31,497)	$ (33,751)	$ (20,140)	$ (22,102)	$ (24,627)
Unrecognized prior service credit	(16)	(21)	(26)	(2,120)	(2,378)	(2,310)
Unrecognized net gains (loss)	11,504	9,587	11,373	(538)	1,291	3,959
Remaining net obligation	13,755	14,856	16,049	-	-	-

Total funded status	$ (8,154)	$ (7,075)	$ (6,355)	$ (22,798)	$ (23,189)	$ (22,978)

Amounts recognized in the balance sheets
consist of:
Accrued benefit cost	$ (33,393)	$ (31,490)	$ (33,751)	$ (22,798)	$ (23,189)	$ (22,978)
Intangible assets	13,755	14,856	16,049	-	-	-
Unassigned surplus - minimum
pension liability	11,484	9,559	11,347	-	-	-

Net amount recognized	$ (8,154)	$ (7,075)	$ (6,355)	$ (22,798)	$ (23,189)	$ (22,978)

Component of net periodic benefit cost
Service cost	$ -	$ -	$ -	$ -	$ 750	$ 1,344
Interest cost	1,954	1,907	1,852	1,223	1,392	1,249
Amount of unrecognized gains	890	580	712	-	137	122
Amount of prior service cost recognized	(5)	(5)	(5)	68	67	68
Amortization of unrecognized transition				-
obligation ot transition asset	1,146	1,146	1,146	-	-	-

Total net periodic benefit cost	$ 3,985	$ 3,628	$ 3,705	$ 1,291	$ 2,346	$ 2,783

Benefit obligation for nonvested employees	$ -	$ -	$ -	$ 1,925	$ 1,431	$ 2,529

Accumulated benefit obligation
for vested participants	$ 33,393	$ 31,490	$ 33,751	$ 19,813	$ 21,775	$ 23,104

31

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

Information for pension plans with an accumulated obligation in excess of plan assets.

	Year ended December 31
	2008	2007	2006

	(In Thousands)
Projected benefit obligation	$ 33,397	$ 31,497	$ 33,751
Accumulated benefit obligation	33,393	31,490	33,751
Fair value of plan assets	-	-	-

Information for other postretirement benefit plans with an accumulated benefit obligation in excess of plan assets.

	Year ended December 31
	2008	2007	2006

	(In Thousands)
Projected benefit obligation	$ 20,140	$ 22,102	$ 24,627
Accumulated benefit obligation	19,813	21,775	23,104
Fair value of plan assets	-	-	-

Assumptions used in determining the accounting for the defined benefit plans and other benefit plan as of December 31, 2008, 2007 and 2006 were as follows:

	2008	2007	2006

Weighted average discount rate	6.0%	6.5%	5.9%
Rate of increase in compensation level	4.0%	4.2%	4.0%

The annual assumed rate of increase in the per capita cost of covered benefits (i.e. health care cost trend rate) for the medical plan is 9.0%, decreasing gradually to 6.5% over five years. Increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2008 by $0.4. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2008 by $0.3.

32

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

The Company expects to pay the following benefits:

Year ending
December 31,	Benefits

(In Thousands)
2009	$ 5,234
2010	5,458
2011	5,561
2012	5,476
2013	5,417
Thereafter	23,662

The Company’s expected future contributions are equal to its expected future benefit payments. For 2009 the Company expects to contribute $5.2.

The measurement date used for postretirement benefits is December 31, 2008.

On December 8, 2003, the Medicare Prescription Drug Impairment and Modernization Act of 2003 (the “Act”) was signed into law. The Act introduced a prescription drug benefit under Medicare, as well as a federal subsidiary to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare. The 2009 expected benefit reduction in the net postretirement benefit cost for the subsidy related to benefits attributed to former employees is less than $0.3. There is no effect of the subsidy on the measurement of net periodic postretirement benefit cost for the current period.

8. Separate Accounts

Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

33

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

The general nature and characteristics of the separate accounts business follows:

	Non-Indexed	Non-
	Guarantee	Guaranteed
	Less than/	Separate
	equal to 4%	Accounts	Total

(In Thousands)
December 31, 2008
Premium, consideration or deposits for the year	$ 1,091	$ 270,608	$ 271,699

Reserves for separate accounts with assets at:
Fair value	$ 124,315	$ 1,719,949	$ 1,844,264
Amortized cost	-	-	-

Total reserves	$ 124,315	$ 1,719,949	$ 1,844,264

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$ 124,315	$ -	$ 124,315
At market value	-	1,709,823	1,709,823

Subtotal	124,315	1,709,823	1,834,138
Not subject to discretionary withdrawal		10,126	10,126

Total separate account liabilities	$ 124,315	$ 1,719,949	$ 1,844,264

December 31, 2007
Premium, consideration or deposits for the year	$ -	$ 328,909	$ 328,909

Reserves for separate accounts with assets at:
Fair value	$ 143,134	$ 3,132,555	$ 3,275,689
Amortized cost	-	-	-

Total reserves	$ 143,134	$ 3,132,555	$ 3,275,689

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$ 143,134	$ -	$ 143,134
At market value	-	3,132,045	3,132,045

Subtotal	143,134	3,132,045	3,275,179
Not subject to discretionary withdrawal	-	510	510

Total separate account liabilities	$ 143,134	$ 3,132,555	$ 3,275,689

34

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2008	2007	2006

	(In Thousands)
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers to separate accounts	$ 271,699	$ 328,909	$ 376,794
Transfers from separate accounts	(510,876)	(715,354)	(1,049,002)

Transfers as reported in the statements of operations	$ (239,177)	$ (386,445)	$ (672,208)

The separate account liabilities subject to minimum guaranteed benefits, the gross amount of reserve and the reinsurance reserve credit related to minimum guarantees, by type, at December 31, 2008 and 2007 were as follows:

Guaranteed
Minimum Death
Benefit (GMDB)

(In Thousands)
December 31, 2008
Separate Account Liability	$ 815,336
Gross amount of reserve	8,286
Reinsurance reserve credit	-

December 31, 2007
Separate Account Liability	$ 467,422
Gross amount of reserve	562
Reinsurance reserve credit	-

35

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

9. Federal Income Taxes

The Company files a consolidated federal income tax return with its parent ING AIH, a Delaware corporation, and other U.S. affiliates. The Company has a written tax sharing agreement that provides that each member of the consolidated return shall reimburse ING AIH for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate. A list of all affiliated companies that participate in the filing of this consolidated federal income tax return include:

ALICA Holdings, Inc.
Bancnorth Investment Group, Inc.
Branson Insurance Agency, Inc.
Compulife Agency, Inc.
Compulife Insurance Agency of Massachusetts, Inc.
Compulife Investor Services, Inc.
Compulife, Inc.
Directed Services, LLC
Financial Network Investment Corporation
Financial Network Investment Corporation of Puerto Rico, Inc.
First Secured Mortgage Deposit Corporation
FN Insurance Agency of Kansas, Inc.
FN Insurance Agency of New Jersey, Inc.
FN Insurance Services of Nevada, Inc.
FN Insurance Services, Inc.
FNI International, Inc.
Furman Selz (SBIC) Investments LLC
Furman Selz Investments, LLC
Guaranty Brokerage Services, Inc.
IB Holdings, LLC
ILICA, Inc.
ING America Insurance Holdings, Inc.
ING Alternative Asset Management, LLC
ING America Equities, Inc.
ING Brokers Network, LLC
ING Capital Corporation, LLC
ING Equity Holdings, Inc.
ING Financial Advisors, LLC
ING Financial Partners, Inc.
ING Financial Products Company, Inc.
ING Funds Distributor, LLC
ING Funds Services, LLC
ING Ghent Asset Management, LLC
ING Institutional Plan Services, LLC
ING Insurance Agency of Texas, Inc.
ING Insurance Agency, Inc.
ING Insurance Services Holding Company, Inc.
ING Insurance Services of Alabama, Inc.
ING Insurance Services of Massachusetts, Inc.
ING Insurance Services, Inc.
ING International Insurance Holdings, Inc.
ING International Nominee Holdings, Inc.
ING Investment Advisors, LLC

ING Investment Management Alternative Assets, LLC
ING Investment Management Co.
ING Investment Management Services, LLC
ING Investment Management, LLC
ING Investment Trust Co.
ING Investments, LLC
ING Life Insurance & Annuity Company
ING National Trust
ING North America Insurance Corporation
ING Payroll Management, Inc.
ING Pilgrim Funding, Inc.
ING Pomona Holdings LLC
ING Retail Holding Company, Inc.
ING Services Holding Company, Inc.
ING USA Annuity and Life Insurance Company
ING Wealth Solutions, LLC
Lion Connecticut Holdings Inc.
Lion Custom Investments, LLC
Lion II Custom Investments, LLC
MFSC Insurance Agency of Nevada, Inc.
MFSC Insurance Services, Inc.
Midwestern United Life Insurance Company
Multi-Financial Group, LLC
Multi-Financial Securities Corporation
Pomona Management LLC
PrimeVest Financial Services, Inc.
PrimeVest Insurance Agency of Alabama, Inc.
PrimeVest Insurance Agency of Nevada, Inc.
PrimeVest Insurance Agency of New Mexico, Inc.
PrimeVest Insurance Agency of Ohio, Inc.
PrimeVest Insurance Agency of Oklahoma, Inc.
PrimeVest Insurance Agency of Texas, Inc.
PrimeVest Insurance Agency of Wyoming, Inc.
ReliaStar Life Insurance Company of New York
Roaring River, LLC
Security Life Assignment Corp.
Security Life of Denver Insurance Company
Security Life of Denver International, Ltd.
Systematized Benefits Administrators, Inc.
UC Mortgage Corporation
Whisperingwind I, LLC
Whisperingwind II, LLC
Whisperingwind III, LLC

36

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

Current income taxes incurred consisted of the following major components:

	Year ended December 31
	2008	2007	2006

		(In Thousands)
Federal tax (benefit) expense on operations	$ (111,875)	$ 110,413	$ 97,155
Federal tax expense (benefit) on capital gains (losses)	10,592	9,008	(14,367)

Total current tax (benefit) expense incurred	$ (101,283)	$ 119,421	$ 82,788

The main components of deferred tax assets and deferred tax liabilities are as follows:

	December 31
	2008	2007

	(In Thousands)
Deferred tax assets resulting from book/tax differences in:
Deferred acquisition costs	$ 123,699	$ 124,648
Insurance reserves	183,248	180,919
Investments	70,554	15,305
Compensation and benefits	43,980	40,150
Nonadmitted assets and other surplus items	31,942	28,863
Litigation accruals	14,460	15,262
Costs of collection and loading	11,495	10,490
Unrealized loss on common stocks	31,708	-
Tax credits	14,855	-
Other	26,483	58,101

Total deferred tax assets	552,424	473,738
Deferred tax assets nonadmitted	(330,797)	(259,262)

Admitted deferred tax assets	221,627	214,476

Deferred tax liabilities resulting from book/tax differences in:
Investments	14,266	9,260
Deferred and uncollected premium	76,222	61,127
Depreciable assets	-	18,145
Unrealized gain on common stocks	-	5,418
Insurance reserves	2,791	3,306
Other	921	-

Total deferred tax liabilities	94,200	97,256

Net admitted deferred tax asset	$ 127,427	$ 117,220

37

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

The change in net deferred income taxes is comprised of the following:

	December 31
	2008	2007	Change

		(In Thousands)
Total deferred tax assets	$ 552,424	$ 473,738	$ 78,686
Total deferred tax liabilities	94,200	97,256	(3,056)

Net deferred tax asset	$ 458,224	$ 376,482	81,742

Remove current year change in unrealized gains			(37,126)

Change in net deferred income tax			44,616
Remove other items in surplus:
Additional minimum pension liability			(673)
Current year change in nonadmitted assets			(3,079)
Other			(358)

Change in deferred taxes			$ 40,506

The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes for the following reasons:

	Year Ended December 31
	2008	2007	2006

	(In Thousands)
Ordinary income	$ (68,474)	$ 260,307	$ 230,315
Capital (losses) gains net of IMR, net of taxes	(158,016)	12,164	(18,027)

Total pretax book income	$ (226,490)	$ 272,471	$ 212,288

Provision computed at statutory rate	$ (79,271)	$ 95,365	$ 74,301
Dividends received deduction	(2,753)	(12,804)	(19,020)
Interest maintenance reserve	(14,311)	(5,253)	(12,928)
Reinsurance	(1,839)	(5,715)	38,419
Settlement of IRS audit	(32,022)	-	-
Tax credits	(11,841)	-	-
Other	248	11,347	(873)

Total	$ (141,789)	$ 82,940	$ 79,899

Federal income taxes incurred	$ (101,283)	$ 119,421	$ 82,788
Change in net deferred income taxes	(40,506)	(36,481)	(2,889)

Total statutory income taxes	$ (141,789)	$ 82,940	$ 79,899

There will be no amount of federal income taxes incurred that will be available for recoupment in the event of future net losses from 2008, 2007 and 2006.

Under the intercompany tax sharing agreement, the Company has a payable to ING AIH of $10.9 and $89.9 for federal income taxes as of December 31, 2008 and 2007, respectively.

38

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

The Company’s transferable state tax credit assets are as follows:

Method of estimating utilization of remaining transferrable state tax credit	State	Carrying value at December 31, 2008	Unused credit remaining at December 31, 2008

(in Thousands)
Estimated credit based on investment in
Low Income Housing investment	CT	$ 1,767	$ 2,005
Estimated credit based on investment in
Low Income Housing investment	GA	1,158	2,336

Total State Tax Credits		$ 2,925	$ 4,341

A reconciliation of the change in the unrecognized income tax benefits for the years is as follows:

	December 31
	2008	2007

	(in Thousands)
Balance at beginning of year	$ 53.8	$ 42.3
Additions for tax positions related to current year	0.5	2.6
Reduction for tax positions related to prior years	(30.7)	-
Additions for tax positions related to prior years	0.5	8.9

Balance at end of year	$ 24.1	$ 53.8

The Company had $24.1 of unrecognized tax benefits as of December 31, 2008 that would affect the Company’s effective tax rate if recognized.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Federal income taxes and Federal income tax expense on the Balance Sheets and Statements of Operations, respectively. The Company had accrued interest of $5.3 and $8.4 as of December 31, 2008 and 2007, respectively.

The Company is under audit by the Internal Revenue Service (“IRS”) for tax years 2004 through 2008. It is anticipated that the IRS audit of tax years 2002 and 2003 will be finalized within the next twelve months. Upon finalization of the IRS exam, it is reasonably possible that the unrecognized tax benefits will decrease by up to $19.3. The timing of the payment of the remaining allowance of $4.8 can not be reliably estimated.

10. Investment in and Advances to Subsidiaries

The Company has five wholly owned insurance subsidiaries at December 31, 2008, ReliaStar Life Insurance Company of New York (“RNY”), ING Re (UK) Limited,

39

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

Whisperingwind I, LLC (“WWI”), Whisperingwind II, LLC (“WWII”), and Roaring River, LLC (“RRLLC”).

Amounts invested in and advanced to the Company’s subsidiaries are summarized as follows:

	December 31
	2008	2007

	(In Thousands)
Common stock (cost - $474,408 in 2008 and $362,112 in 2007)	$ 274,861	$ 331,847

Summarized financial information as of and for the year ended December 31 for these subsidiaries is as follows:

	December 31
	2008	2007	2006

		(In Thousands)
Revenues	$ 895,770	$ 1,268,542	$ 590,335
Income before net realized losses on investments	(298,044)	(399,930)	18,991
Net (loss) income	(289,235)	(404,896)	18,180
Admitted assets	4,158,852	4,021,681	3,055,769
Liabilities	3,611,950	3,521,871	2,725,565

Asset and liability amounts for WWI and WWII are included in the above table, however the Company’s carrying amount for WWI and WWII is zero.

The Company received cash dividends from RNY of $0.0, $18.7 and $27.6 during the years ended December 31, 2008, 2007 and 2006, respectively. The Company received cash dividends from NWNL Benefits Corporation of $0.0, $1.1 and $0.0 during the years ended December 31, 2008, 2007 and 2006, respectively.

On October 27, 2006, the Company created a South Carolina domiciled, wholly owned subsidiary, WWI, as a limited liability company. WWI received its licensure as a special purpose financial captive insurance company (“SPFC”) from the Director of the South Carolina Department of Insurance on May 29, 2007. After receiving all required and customary regulatory approvals, WWI commenced doing business as an SPFC on May 29, 2007. The Company’s adjusted carrying value of WWI is $0 as of December 31, 2008. The Company contributed capital to WWI of $105.0, $63.7 and $7.4 during the years ended December 31, 2008, 2007 and 2006. During 2008, the Company ceded premium and ceded reserves to WWI of $106.8 and $269.5, respectively. The amount of insurance in force ceded to WWI was $44.2 billion at December 31, 2008. During 2007, the Company ceded premium and ceded reserves to WWI of $44.8 and $155.3, respectively. The amount of insurance in force ceded to WWI was $30.7 billion at December 31, 2007.

On October 27, 2006, the Company created a South Carolina domiciled, wholly owned subsidiary, WWII, as a limited liability company. WWII received its licensure as a SPFC

40

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

from the Director of the South Carolina Department of Insurance on October 26, 2007. After receiving all required and customary regulatory approvals, WWII commenced doing business as an SPFC on November 1, 2007. The Company’s adjusted carrying value of WWII is $0 as of December 31, 2008. The Company contributed capital to WWII of $0.0, $82.1 and $3.7 during the years ended December 31, 2008, 2007 and 2006. During 2008, the Company ceded premium and ceded reserves to WWII of $39.0 and $641.4, respectively. The amount of insurance in force ceded to WWII was $0.5 billion at December 31, 2008. During 2007, the Company ceded premium and ceded reserves to WWII of $573.3 and $611.5 respectively. The amount of insurance inforce ceded to WWII was $475.9 at December 31, 2007.

On September 12, 2008, the Company created a Missouri domiciled, wholly owned subsidiary, RRLLC, as a limited liability company. RRLLC received its licensure as a SPFC from the Director of the Missouri Department of Insurance on December 26, 2008. After receiving all required and customary regulatory approvals, RRLLC commenced doing business as a Special Purpose Life Reinsurance Company (“SPLRC”) on January 1, 2008. The Company’s adjusted carrying value of RRLLC is $7.3 as of December 31, 2008. The Company contributed capital to RRLLC of $7.3 during the year ended December 31, 2008.

Effective January 15, 2007, the Company entered into a Stock Purchase Agreement with Superior Vision Services, Inc. (“SVS”), a Delaware corporation, and Bolle, Inc., a Delaware corporation, pursuant to which SVS purchased all of the Company’s rights, title and interest in all the shares of SVS owned by the Company for a cash purchase price of $33.8. The transaction closed on January 26, 2007. The Company recognized a gain of $30.7 from the transaction.

During the 3rd quarter of 2008, the Company decided to pursue wind-up of the operations of its subsidiary ING Re (UK) Limited and the dissolution of such subsidiary by way of a Members Voluntary Liquidation (MVL) as allowed by UK law. It is anticipated that the operations of ING Re (UK) Limited will cease, and its dissolution would be given effect, in 2009, subject to the requirements of applicable UK law. As of December 31, 2008 the book adjusted carrying value on the Company’s books was $45.6.

11. Reinsurance

The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

41

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

Assumed premiums amounted to $713.6, $733.1 and $675.1 for 2008, 2007 and 2006, respectively.

The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	December 31
	2008	2007	2006

	(In Thousands)
Premiums	$ 1,388,347	$ 1,132,722	$ 398,621
Benefits paid or provided	895,679	910,420	379,191
Policy and contract liabilities at year end	3,368,526	2,867,408	2,404,221

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement.

12. Capital and Surplus

Under Minnesota insurance regulations, the Company is required to maintain a minimum total capital and surplus of $2.0. Additionally, the amount of dividends which can be paid by the Company to its shareholder without prior approval of the Minnesota Division of Insurance is limited to the greater of the net gain from operations excluding realized capital gains or 10% of surplus at December 31 of the preceding year.

Lion loaned $100.0 to the Company under a surplus note dated December 1, 2001. The surplus note provides, subject to the regulatory constraints discussed below, that (1) it is a surplus note which will mature on September 15, 2021, with principal due at maturity, but payable without penalty, in whole or in part before maturity; (2) interest is payable at a variable rate based upon an annualized yield rate for U.S. Treasury Bonds payable semi annually; and (3) in the event that the Company is in default in the payment of any required interest or principal, the Company cannot pay cash dividends on its capital stock (all of which is owned directly by Lion). The surplus note further provides that there may be no payment of interest or principal without the express approval of the Minnesota Department of Commerce. For the year ended December 31, 2008, 2007 and 2006, interest paid totaled $4.3, $4.7 and $4.7, respectively. There is no accrued interest for the years ended December 31, 2008 and 2007.

On November 12, 2008, ING issued to the Dutch State non-voting Tier 1 securities for a total consideration of Euro 10 billion. On February 24, 2009, $2.2 billion was contributed to direct and indirect insurance company subsidiaries of ING AIH, of which $190.0 was contributed to the Company, effective for December 31, 2008. The Company then contributed capital of $90.0 to RNY. The Company received capital contributions from Lion of $95.0 and $200.00 during 2007 and 2006.

42

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

Life and health insurance companies are subject to certain Risk Based Capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2008, the Company meets the RBC requirements.

13. Fair Values of Financial Instruments

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The carrying amounts and fair values of the Company’s financial instruments are summarized as follows:

	December 31
	2008		2007

	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value

	(In Thousands)
Assets:
Bonds	$ 13,389,937	$ 11,479,796	$ 13,636,553	$ 13,554,631
Preferred stocks	111,545	71,445	122,290	116,393
Unaffiliated common stocks	63,967	63,967	23,653	23,653
Mortgage loans	2,492,588	2,424,115	2,411,673	2,449,158
Contract loans	690,229	690,229	683,218	683,218
Cash, cash equivalents and
short term investments	156,896	156,896	185,882	185,882
Separate account assets	1,920,676	1,920,676	3,432,705	3,432,705
Liabilities:
Derivative securities	121,052	215,158	84,655	154,619
Dividends payable	13,745	13,745	14,565	14,565
Payable for securities	730	730	29,876	29,876

43

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash, cash equivalents and short term investments: The carrying amounts reported in the accompanying Balance Sheets for these financial instruments approximate their fair values.

Bonds and equity securities: The fair values for bonds, preferred stocks and common stocks reported herein are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placement investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 0.00001% and 14.0% over the total portfolio. Fair values determined on this basis can differ from values published by the SVO. Fair value as determined by the SVO as of December 31, 2008 and 2007 is $11.9 billion and $14.0 billion, respectively.

Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

Derivative financial instruments: Fair values for derivative financial instruments are based on broker/dealer valuations or on internal discounted cash flow pricing models, taking into account current cash flow assumptions and the counterparties’ credit standing.

The carrying value of all other financial instruments approximates their fair value.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or

44

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SFAS No. 157, Fair Value Measurements. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.

Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets;

b)	Quoted prices for identical or similar assets or liabilities in non-active markets;

c)	Inputs other than quoted market prices that are observable; and

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

45

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

The following table provides information as of December 31, 2008 about the Company’s financial assets and liabilities measured at fair value on a recurring basis.

	Level 1	Level 2	Level 3(1)	Total

	(In Thousands)
At December 31, 2008:
Assets:
Preferred stock	$ 2,928	$ -	$ -	$ 2,928
Common stock	63,697	-	-	63,697
Cash, cash equivalents and
short-term investments	156,896	-	-	156,896
Derivatives	-	156,633	717	157,350
Separate account assets	1,830,139	90,537	-	1,920,676

Total assets	$ 2,053,660	$ 247,170	$ 717	$ 2,301,547

Liabilities:
Derivatives	$ -	$ 271,314	$ 7,088	$ 278,402

Total liabilities	$ -	$ 271,314	$ 7,088	$ 278,402

(1) Level 3 net assets and liabilities accounted for 0.3% of total net assets and liabilities measured at fair value on a recurring basis. Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 2.8% .

Preferred and Common Stock: Fair values of these securities are based upon quoted market price and are classified as Level 1 assets.

Cash and cash equivalents, Short-term investments, and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets’ fair values. The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as Level 1.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. Mutual funds, short-term investments and cash are based upon a quoted market price and are included in Level 1. Bond valuations are obtained from third party commercial pricing services and brokers and are included in Level 2. The valuations obtained from brokers are non-binding. Valuations are validated monthly through comparisons to internal pricing models, back testing to recent trades, and monitoring of trading volumes.

Derivatives: Derivatives that are carried at fair value (on the Balance Sheets) are determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources or through values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company’s policy to deal only with investment

46

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

grade counterparties with a credit rating of A- or better. The Company obtains key input into the valuation model for puts, calls, and futures from one third party broker. Because the input is not received from multiple brokers, these fair values are not deemed to be calculated based on market observable inputs, and, therefore, these instruments are classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

14. Commitments and Contingencies

Guarantee Agreement: The Company, effective January 2002, entered into a Guarantee Agreement with two other ING affiliates whereby it is jointly and severally liable for a $250.0 obligation of another ING affiliate, Security Life of Denver International Limited (“SLDI”). The Company’s Board of Directors approved this transaction on April 25, 2002. The two other affiliated life insurers were Security Connecticut Life Insurance Company (subsequently merged into the Company on October 1, 2003), and Security Life of Denver Insurance Company. The joint and several guarantees of the two remaining insurers are capped at $250.0. The States of Colorado and Minnesota did not disapprove the guarantee.

Investment Purchase Commitments: As part of its overall investment strategy, the Company has entered into agreements to purchase securities of $42.6 and $161.7 at December 31, 2008 and 2007, respectively. The Company is also committed to provide additional capital contributions of $251.3 and $294.7 at December 31, 2008 and 2007, respectively, in partnerships reported in other invested assets not on the balance sheets.

Operating Leases: The Company leases office space under various noncancelable operating lease agreements that expire through November 2009. During the years ended December 31, 2008, 2007 and 2006, rent expense totaled $8.6, $7.9 and $10.7, respectively.

At December 31, 2008, the minimum aggregate rental commitments for the upcoming five years and thereafter are as follows:

Year ending
December 31	Commitments

(In Thousands)
2009	$ 1,590
2010	-
2011	-
2012	-
2013	-
Thereafter	-

47

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

At December 31, 2008, the future minimum lease payment receivables under noncancellable sublease arrangements are as follows:

Year ending	Future minimum Lease
December 31	Payment Receivables

(In Thousands)
2009	$ 908
2010	-
2011	-
2012	-
2013	-
Thereafter	-

On January 3, 2008, the Company closed on transactions to sell four home office properties in Minneapolis for $117.0 in cash. The Company recognized a gain in the statement of operations of $44.7 associated with these sales as of December 31, 2008. Three of the properties have sale leaseback components to the transaction; therefore the gain related to these properties ($10.4 net of tax) will be segregated as special surplus funds and subsequently amortized to unassigned surplus over the 15 year lease term.

Legal Proceedings: The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Regulatory Matters: As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters: Federal and state regulators and self-regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the

48

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues: Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in reports previously filed by affiliates of the Company with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken by regulators with respect to the Company or certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S. based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC.

49

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S. based operations, including the Company.

The Company’s principal sources of liquidity are product charges, investment income, premiums, proceeds from the maturity and sale of investments, and capital contributions. Primary uses of these funds are payments of commissions and operating expenses, interest credits, investment purchases, and contract maturities, withdrawals, and surrenders.

Liquidity: The Company’s liquidity position is managed by maintaining adequate levels of liquid assets, such as cash, cash equivalents, and short-term investments. Asset/liability management is integrated into many aspects of the Company’s operations, including investment decisions, product development, and determination of crediting rates. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows. Key variables in the modeling process include interest rates, anticipated contract owner behavior, and variable separate account performance. Contract owners bear the investment risk related to variable annuity products, subject, in limited cases, to certain minimum guaranteed rates.

The fixed account liabilities are supported by a general account portfolio principally composed of fixed rate investments with matching duration characteristics that can generate predictable, steady rates of return. The portfolio management strategy for the fixed account considers the assets available-for-sale. This strategy enables the Company to respond to changes in market interest rates, prepayment risk, relative values of asset sectors and individual securities and loans, credit quality outlook, and other relevant factors. The objective of portfolio management is to maximize returns, taking into account interest rate and credit risk, as well as other risks. The Company’s asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change. In executing this strategy, the Company uses derivative instruments to manage these risks. The Company’s derivative counterparties are of high credit quality.

In the first quarter of 2009, the Company has taken certain actions to reduce its exposure to interest rate and market risks. These actions include reducing guaranteed interest rates for new business, reducing credited rates on existing business, curtailing sales of some products, reassessment of the investment strategy with a focus on Treasury and investment grade assets, as well as a short-term program to hedge equity market risk associated with variable fee income. During 2009, the Company will be monitoring these initiatives and their impacts on earnings, capital, and liquidity, and will determine whether further actions are necessary.

50

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

15. Financing Agreements

The Company maintains a revolving loan agreement with Bank of New York Mellon, (“Mellon"). Under this agreement, the Company can borrow up to $50.0 from Mellon. Interest on any borrowing accrues at an annual rate equal to: (1) the cost of funds for Mellon for the period applicable for the advance plus 0.4% or (2) a rate quoted by Mellon to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2008, 2007 and 2006, respectively. Additionally, there were no amounts payable to Mellon at December 31, 2008 and 2007.

The Company maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. (“ING AIH”), a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short term cash requirements. Under this agreement, which expires December 31, 2010, the Company and ING AIH can borrow up to 2% of the general account admitted assets as of the last day of the most recently concluded annual statement year. Interest on any Company borrowing is charged at the rate of ING AIH’s cost of funds for the interest period plus 0.15% . Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company incurred interest income of $2.6 and $7.6 and interest expense of $2.2 and $2.8 for the years ended December 31, 2008 and 2007.

The Company borrowed $6.8 billion and repaid $6.6 billion in 2008, borrowed $4.4 billion and repaid $4.4 billion in 2007 and borrowed $2.2 billion and repaid $2.2 billion in 2006. These borrowings were on a short term basis, at an interest rate that approximated current money market rates and excludes borrowings from reverse dollar repurchase transactions. Interest paid on borrowed money was $2.2, $0.1 and $0.5 during 2008, 2007 and 2006, respectively.

The Company is the beneficiary of letters of credit totaling $390.5; terms of the letters of credit provide for automatic renewal for the following year at December 31, unless otherwise canceled or terminated by either party to the financing. The letters were unused during both 2008 and 2007.

16. Related Party Transactions

Cost Sharing Arrangements: Management and services contracts and all cost sharing arrangements with other affiliated ING United States companies are allocated among companies in accordance with systematic cost allocation methods.

Investment Management: The Company has entered into an investment advisory agreement with ING Investment Management, LLC (“IIM”) under which IIM provides the Company with investment management services. The Company has entered into an

51

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

administrative services agreement with IIM under which IIM provides the Company with asset liability management services. Total fees under the agreement were approximately $52.3, $51.4, and $50.4 for the years ended December 31, 2008, 2007 and 2006, respectively.

Services Agreements: The Company has entered into an inter-insurer services agreement with certain of its affiliated insurance companies in the United States (“affiliated insurers”) whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting, and other services to each other. The Company has entered into a services agreement with ING North America Insurance Corporation (“INAIC”) whereby INAIC provides certain administrative, management, professional, advisory, consulting and other services to the Company. The Company has entered into a services agreement with RNY whereby the Company provides certain administrative, management, professional, advisory, consulting and other services to RNY. The Company has entered into a services agreement with ING Financial Advisers, LLC (“ING FA”) to provide certain administrative, management, professional advisory, consulting, and other services to the Company for the benefit of its customers. Charges for these services are determined in accordance with fair and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company. The Company will reimburse ING FA for direct and indirect costs incurred on behalf of the Company. The Company entered into a services agreement with WWI and INAIC whereby the Company and INAIC provide certain administrative, management, professional, advisory, consulting and other services to WWI. The Company entered into a services agreement with WWII and INAIC whereby the Company and INAIC provide certain administrative, management, professional, advisory, consulting and other services to WWII. The total expense incurred for all these services was $229.5, $216.4 and $219.5 for the years ended December 31, 2008, 2007 and 2006, respectively.

Tax Sharing Agreements: The Company has entered into federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined or unitary basis.

Reinsurance: During 2008, the Company ceded life premium and ceded life reserves to ING USA Annuity and Life Insurance Company (“ING USA”) of $296.3 and $195.8, respectively. The amount of life insurance inforce ceded to ING USA was $192.7 billion at December 31, 2008. This treaty did not exist in 2007.

52

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

During 2008, the Company ceded A&H premium and ceded A&H reserves to Security Life of Denver Insurance Company of $246.1 and $147.2, respectively. This treaty did not exist in 2007.

Interest Rate Swap: Effective June 29, 2007 the Company entered into an interest rate swap agreement (“IRSA”) with ING AIH. The IRSA is in conjunction with a combined coinsurance and modified coinsurance agreement effective June 30, 2007 with WWIII. The duration of the agreement is 30 years. The notional value of this interest rate swap is $87.1 with this transaction having minimal impact to the income statement.

17. Guaranty Fund Assessments

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state. The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of premiums written in each state. The Company has estimated this liability to be $6.1 and $4.8 as of December 31, 2008 and 2007, respectively, and has recorded a liability in accounts payable and accrued expenses on the balance sheets. The Company has also recorded an asset in other assets on the balance sheets of $5.0 and $3.9 as of December 31, 2008 and 2007, respectively, for future credits to premium taxes for assessments already paid.

53

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

18. Unpaid Accident and Health Claims

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	2008	2007

	(In Thousands)
Balance at January 1	$ 1,429,657	$ 1,413,922
Less reinsurance recoverables	78,061	66,414

Net balance at January 1	1,351,596	1,347,508

Incurred related to:
Current year	416,994	534,043
Prior years	22,939	27,645

Total incurred	439,933	561,688

Paid related to:
Current year	460,440	185,112
Prior years	171,462	372,488

Total paid	631,902	557,600

Net balance at December 31	1,159,627	1,351,596
Plus reinsurance recoverables	151,910	78,061

Balance at December 31	$ 1,311,537	$ 1,429,657

The liability for unpaid accident and health claims and claim adjustment expenses is included in accident and health reserves and unpaid claims on the Balance Sheets.

19. Retrospectively Rated Contracts

The Company estimates accrued retrospective premium adjustments for its group life and health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The amount of net group life premiums written by the Company at December 31, 2008, which are subject to retrospective rating features, is $107.0, which represents 26.2% of the total net group life premiums. The amount of net group health premiums written by the Company at December 31, 2008, which are subject to retrospective rating features, is $5.7, which represents 1.1% of the total net group health premiums written. The amount of net group life premiums written by the Company at December 31, 2007, which are subject to retrospective rating features, is $107.8, which represents 15.8% of the total net group life premiums. The amount of net group health premiums written by the Company at December 31, 2007, which are subject to retrospective rating features, is $12.7, which represents 2.0% of the total net group health premiums written. The amount of net group life premiums written by the Company at December 31, 2006, which are subject to retrospective rating features, is $95.9, which represents 11.0% of the total net group life premiums. The amount of net group health premiums written by the Company at

54

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

December 31, 2006, which are subject to retrospective rating features, is $15.8, which represents 1.0% of the total net group health premiums written.

20. Direct Premiums Written/Produced by Managing General Agents/Third Party Administrators

Name of Managing		Type of	Type of	Total Direct
General Agent or Third	Exclusive	Business	Authority	Premiums
Party Administrator	Contract	Written	Granted	Written

(In Thousands)
ING Mid Atlantic Service Center	Y	Deferred Compensation	P	$ 36,120,119
Reliastar Record Keeping	Y	Group Annuity	P	36,783,769

The aggregate amount of premiums written through managing general agents or third party administrators during 2008 is $72.9.

21. Subsequent Events

Dutch State – Illiquid Back-up Facility: On January 26, 2009, ING announced it reached an agreement, for itself and on behalf of certain ING affiliates including the Company, with the Dutch State on an Illiquid Assets Back-up Facility (the “Back-up Facility”) covering 80% of ING’s Alt-A residential mortgage-backed securities (“Alt-A RMBS”). Under the terms of the Back-up Facility, a full credit risk transfer to the Dutch State will be realized on 80% of ING’s Alt-A RMBS owned by ING Bank, FSB and ING affiliates within ING Insurance Americas with a book value of $36.0 billion portfolio, including book value of approximately $670 of the Alt-A RMBS portfolio owned by the Company (with respect to the Company’s portfolio, the “Designated Securities Portfolio”) (the “ING-Dutch State Transaction”). As a result of the risk transfer, the Dutch State will participate in 80% of any results of the ING Alt-A RMBS portfolio. The risk transfer to the Dutch State will take place at a discount of 10% of par value. Each ING company participating in the ING-Dutch State Transaction, including the Company will remain exposed to 20% of any results on the portfolio. The ING-Dutch State Transaction closed on March 31, 2009, with the affiliate participation conveyance and risk transfer to the Dutch State described in the succeeding paragraph to take effect as of January 26, 2009.

In order to implement that portion of the ING-Dutch State Transaction related to the Company’s Designated Securities Portfolio, the Company will enter into a participation agreement with its affiliates, ING Support Holding B.V. (“ING Support Holding”) and ING pursuant to which the Company will convey to ING Support Holding an 80% participation interest in its Designated Securities Portfolio and will receive, as consideration for the participation, an assignment by ING Support Holding of its right to receive payments from the Dutch State under the Illiquid Assets Back-Up Facility related to the Company’s Designated Securities Portfolio among, ING, ING Support Holding

55

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

and the Dutch State (the “Company Back-Up Facility”). Under the Company Back-Up Facility, the Dutch State will be obligated to make certain periodic payments with respect to the Company’s Designated Securities Portfolio, and ING Support Holding will be obligated to make periodic payments to the Dutch State equal to the distributions it receives with respect to the 80% participation interest in the Company’s Designated Securities Portfolio.

Since the Company had the intent to sell as of December 31, 2008, a portion of its Alt-A RMBS through the 80% participation interest in its Designated Securities Portfolio, the Company evaluated the securities for impairment under INT 06-07: Definition of Phrase “Other Than Temporary” and SSAP 43, Loan-backed and Structured Securities. Per SSAP 43, the book value of the other-than-temporary impaired security must be written down to the estimated undiscounted future cash flows. In applying SSAP 43, the Company considered the estimated undiscounted future cash flows for the impairment test to be the remaining undiscounted cash flows on the security over its expected life. Since the estimated undiscounted future cash flow from these securities exceeds the carrying value of the securities at December 31, 2008, no impairment was recorded. The Company expects to record a realized loss of approximately $50 related to this transaction in the first quarter of 2009.

Reinsurance Recapture from SLDI: As of December 31, 2008 the Company had ceded premiums of $65.9 million and reserves of $228.5 million to SLDI under existing reinsurance agreements. Effective January 1, 2009 the Company recaptured said premiums and reserves from SLDI.

Roaring River Cession: Subsequent to receiving its licensure as a SPLRC, RRLLC entered into an automatic coinsurance and modified coinsurance agreement (the “Comodco Agreement”) with the Company effective January 1, 2009. Under the terms of the Comodco Agreement, the Company will cede to RRLLC, on a 100% quota share basis, the liabilities arising from (a) fully underwritten term life insurance policies issued directly by the Company on and after April 1, 2008, net of any cessions to third party reinsurers and (b) fully underwritten term life insurance policies assumed by the Company under a separate coinsurance agreement with RNY, for policies written on and after November 1, 2005 by RNY and assumed by the Company.

Effective February 27, 2009 the Company recorded ceded premiums of $358.1 million and ceded reserves of $239.6 million to RRLLC. The Company received an expense allowance of $326.9 million from RRLLC. In addition, a letter of credit, under which ING America Insurance Holdings (“AIH”) is an applicant and the Company is beneficiary, has been issued to support reserves under this reinsurance agreement.

Due to the concurrent events of the recapture and retrocession, the impact to the Company’s income and surplus is negligible.

56

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

In completing the initial transactions related to the Comodco Agreement, the Company also recognized a deferred gain of $54.9 million, which will be segregated as special surplus funds and amortized to unassigned funds over the life of the policies covered by the Comodco Agreement.

New Accounting Pronouncements: Effective reporting periods beginning January 1, 2009, the Company will adopt SSAP No. 98, Treatment of Cash Flows When Qualifying Changes in Valuation and Impairments (“SSAP 98”) (amending paragraphs 14 though 16 of SSAP 43) for Loan-backed and Structured Securities. The amendment requires once an other than temporary impairment occurs, the Company will determine the amount of the impairment comparing the carrying value of the investment to the present value of anticipated future cash flows of the investment. If the present value of future cash flows is less than the carrying value, an asset impairment must be recorded. Credit related impairments will be recorded through the AVR while interest related losses shall be recorded through the IMR. The Company is currently evaluating the impact of the Company’s financial statements.

22. Changes to Current Year Presentation

Annual Statement: At December 31, 2008 differences in amounts reported in the Annual Statement and amounts in the accompanying statutory basis financial statements are due to the following (in thousands):

	Total Capital	Net
	and Surplus	Loss

(In Thousands)
2008:
Amounts as reported in the 2008 Annual Statement	$ 2,079,413	$ (125,207)
Adjustment for unauthorized reinsurance due to a shortfall on
letters of credit from SLDI	(6,105)	-

Amounts as reported in the accompanying statutory
basis financial statements	$ 2,073,308	$ (125,207)

57

033-57244	May 2009

PART C
OTHER INFORMATION

Item 26		Exhibits

(a)	Resolutions of Board of Directors of Northwestern National Life Insurance Company ("NWNL")
establishing the Select*Life Variable Account. (Incorporated herein by reference to Initial Registration
Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(b)	Not Applicable.

(c)	(1)	Distribution Services Agreement dated as of March 7, 2002, by and between ING Financial
Advisers, LLC and ReliaStar Life Insurance Company. (Incorporated herein by reference to
Registration Statement on Form S-6, File No. 333-19123, as filed on December 31, 1996.)
	(2)	Amendment dated as of March 27, 2003, to Distribution Services Agreement dated March 7,
2002, between ING Financial Advisers, LLC and ReliaStar Life Insurance Company.
(Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration on Form N-
6, File No. 333-92000, as filed on April 17, 2003.)
	(3)	Amendment dated as of November 1, 2004, to Distribution Services Agreement dated March 7,
2002, by and between ING Financial Advisers, LLC and ReliaStar Life Insurance Company.
(Incorporated herein by reference to Post-Effective Amendment No. 23 to Registration on Form
N-6, File No. 33-57244, as filed on April 14, 2006.)
	(4)	Amendment dated as of August 31, 2005, to Distribution Services Agreement dated March 7,
2002, by and between ING Financial Advisers, LLC and ReliaStar Life Insurance Company.
(Incorporated herein by reference to Post-Effective Amendment No. 23 to Registration on Form
N-6, File No. 33-57244, as filed on April 14, 2006.)
	(5)	Amendment dated as of December 7, 2005, to Distribution Services Agreement dated March 7,
2002, by and between ING Financial Advisers, LLC and ReliaStar Life Insurance Company.
(Incorporated herein by reference to Post-Effective Amendment No. 23 to Registration on Form
N-6, File No. 33-57244, as filed on April 14, 2006.)
	(6)	Amendment dated as of April 28, 2006, to Distribution Services Agreement dated March 7, 2002, by and between ING Financial Advisers, LLC and ReliaStar Life Insurance Company.
(Incorporated herein by reference to Post-Effective Amendment No. 23 to Registration on Form
N-6, File No. 33-57244, as filed on April 14, 2006.)
	(7)	ReliaStar Life Insurance Company Distribution Agreement between ReliaStar Life Insurance
Company and ING America Equities, Inc. (Incorporated herein by reference to Pre-Effective
Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on
July 17, 2003.)
	(8)	Specimen Selling Agreements. (Incorporated herein by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)
	(9)	Specimen ING America Equities, Inc. Selling Agreement. (Incorporated herein by reference to
Post-Effective Amendment No. 3 to Registration Statement on Form S-6, File No. 333-69431, as
filed on April 24, 2002.)
	(10)	Schedules for Sales Commissions. (Incorporated herein by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form S-6, File No. 333-69431, as filed on April
24, 2002.)

(d)	(1)	Form of Policy available (together with available Policy Riders). (Incorporated herein by reference to Post-Effective Amendment No. 9 to Registration Statement on Form S-6, File No. 33-
57244, as filed on April 23, 1998.)
	(2)	Accelerated Benefit Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form S-6, File No. 33-57244, as filed on February 22, 1996.)
	(3)	Connecticut Modification Rider. (Incorporated herein by reference to Post-Effective Amendment
No. 4 to Registration Statement on Form S-6, File No. 33-57244, as filed on February 22, 1996.)
	(4)	Policy Illustration. (Incorporated herein by reference to Pre-Effective Amendment No. 13 to
Registration Statement on Form S-6, File No. 33-57244, as filed on April 24. 2002.)

(e)	(1)	Revised Policy Application Form. (Incorporated herein by reference to Initial Registration on
Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(2)	Supplement to Life Insurance Application. (Incorporated herein by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-6, File No. 333-92000, as filed on April
17, 2003.)

(f)	(1)	Amended Articles of Incorporation of ReliaStar Life. (Incorporated herein by reference to Initial
Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)
	(2)	Amended By-Laws of ReliaStar Life. (Incorporated herein by reference to Initial Registration
Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(g)	Not Applicable.

(h)	(1)	(a)	Participation Agreement dated as of as of March 27, 2000, by and among ReliaStar Life
Insurance Company, AIM Variable Insurance Products Fund, Inc., A I M Distributors,
Inc. and WSSI. (Incorporated herein by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-6, File No. 333-105319, as filed on November 24,
2003.)
		(b)	Form of Amendment No. 1 to Participation Agreement by and among ReliaStar Life
Insurance Company, AIM Variable Insurance Products Fund, Inc., AIM Distributors, Inc.
and WSSI. (Incorporated herein by reference to Initial Registration on Form S-6, File No.
333-47094, as filed on September 29, 2000.)
		(c)	Amendment No. 2 to Participation Agreement by and among ReliaStar Life Insurance
Company, on behalf of itself and its separate accounts, AIM Variable Insurance Funds,
Inc., A I M Distributors, Inc. and ING America Equities, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6,
File No. 33-57244, as filed on February 9, 2004.)
		(d)	Administrative Services Agreement dated as of March 27, 2000, by and between ReliaStar
Life Insurance Company, Northern Life Insurance Company, ReliaStar Life Insurance
Company of New York and A I M Advisers, Inc. (Incorporated herein by reference to
Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No.333-
105319, as filed on November 24, 2003.)
	(2)	(a)	Participation Agreement dated as of August 8, 1997 by and between ReliaStar Life
Insurance Company, The Alger American Fund and Fred Alger and Company, Inc.
(Incorporated herein by reference to Post-Effective Amendment No. 21 on form S-6, File
No. 2-95392, as filed on August 4, 1997.)
		(b)	Amendment dated as of March 28, 2000, to Participation Agreement by and among
ReliaStar Life Insurance Company, The Alger American Fund and Fred Alger
Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 11 to Registration Statement on Form S-6, File No. 33-57244, as filed on March 31, 2000.)
		(c)	Amendment dated as of October 11, 2000, to the Participation Agreement by and between
ReliaStar Life Insurance Company, The Alger American Fund and Fred Alger
Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24,
2003.)
		(d)	Amendment dated as of September 29, 2003, to Participation Agreement by and among
The Alger American Fund, Fred Alger Management, Inc. and ReliaStar Life Insurance
Company. (Incorporated herein by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-6, File No. 333-105319, as filed on November 24,
2003.)
		(e)	Service Agreement by and between ReliaStar Life Insurance Company and Fred Alger
Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

(3)	(a)	Fund Participation Agreement among Golden American Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company, Southland Life Insurance Company, ING
Life Insurance and Annuity Company, ING Insurance Company of America, American
Funds Insurance Series and Capital Research and Management Company. (Incorporated
herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form
N-6, File Number 333-105319, as filed on July 17, 2003.)
	(b)	Business Agreement by and among Golden American Life Insurance Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance
and Annuity Company, ING Insurance Company of America, ING America Equities, Inc.,
Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and
Management Company. (Incorporated herein by reference to Pre-Effective Amendment
No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July
17, 2003.)
	(c)	Amendment No. 1 to the Business Agreement by and among ING USA Annuity and Life
Insurance Company (fka Golden American Life Insurance Company), ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company (individually and as the survivor and successor in interest following a merger with Southland Life Insurance Company), ING Life Insurance and
Annuity Company (individually and as the survivor and successor in interest following a merger with ING Insurance Company of America), ING America Equities, Inc., ING
Financial Advisers, LLC, Directed Services LLC (fka Directed Services, Inc.), American
Funds Distributors, Inc. and Capital Research and Management Company. (Incorporated
herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration
Statement of Security Life of Denver Insurance Company and its Security Life Separate
Account L1, File No. 333-153337, as filed on November 14, 2008.)
	(d)	Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October
16, 2007, by and between American Funds Service Company, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators
Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to
Registration Statement on Form N-6, File Number 333-47527, as filed on April 9, 2007.)
(4)	(a)	Participation Agreement dated April 25, 2008, by and among BlackRock Variable Series
Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity and Life Insurance
Company and ReliaStar Life Insurance Company of New York.
	(b)	Form of Amendment to Participation Agreement dated April 25, 2008, by and among
BlackRock Variable Series Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity
and Life Insurance Company and ReliaStar Life Insurance Company of New York.
	(c)	Administrative Services Agreement dated April 25, 2008, by and among BlackRock
Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life
Insurance Company of New York.
	(d)	Form of Amendment to Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors, LLC and ING USA Annuity and Life Insurance Company
and ReliaStar Life Insurance Company of New York.
	(e)	Rule 22C-2 Agreement, dated no later than April 16, 2007, and effective as of October 16,
2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the
BlackRock Funds and the Merrill Lynch family of funds and ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and systematized Benefits Administrators
Inc. (Incorporated herein by reference to Post-Effective Amendment No. 43 to
Registration Statement on form N-4, File No. 333-28755, as filed on April 7, 2008.)

(5)	(a)	Participation Agreement dated as of March 16, 1988, by and among Northwestern
National Life Insurance Company (renamed ReliaStar Life Insurance Company),
Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation and
Amendments Nos. 1-8. (Incorporated herein by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)
	(b)	Amendment dated as of July 24, 1997, to Participation Agreement by and among
ReliaStar Life Insurance Company, Fidelity's Variable Insurance Products Fund and
Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)
	(c)	Amendment No. 10 to Participation Agreement by and among ReliaStar Life Insurance
Company, Variable Insurance Products Fund and Fidelity Distributors Corporation.
(Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)
	(d)	Amendment No. 11 to Participation Agreement by and among ReliaStar Life Insurance
Company, Fidelity Variable Products Fund and Fidelity Distributors Corporation.
(Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)
	(e)	Amendment No. 12 to Participation Agreement by and among ReliaStar Life Insurance
Company, Fidelity Variable Products Fund and Fidelity Distributors Corporation.
(Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)
	(f)	Amendment No. 13 to Participation Agreement by and among ReliaStar Life Insurance
Company, Fidelity Variable Products Fund and Fidelity Distributors Corporation.
(Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration
Statement on Form N-6, File No. 333-105319, as filed on April 15, 2004.)
	(g)	Participation Agreement dated as of January 1, 1991, by and among Northwestern
National Life Insurance Company (renamed ReliaStar Life Insurance Company),
Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation and
Amendments Nos. 1-7. (Incorporated herein by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)
	(h)	Amendment dated as of July 24, 1997, to Participation Agreement by and among
ReliaStar Life Insurance Company, Fidelity's Variable Insurance Products Fund II and
Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)
	(i)	Amendment No. 9 to Participation Agreement with Fidelity's Variable Insurance Products
Fund II and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-
105319, as filed on November 24, 2003.)
	(j)	Amendment No. 10 to Participation Agreement by and among the ReliaStar Life
Insurance Company, Fidelity Variable Insurance Products Fund II and Fidelity
Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment
No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November
24, 2003.)
	(k)	Amendment No. 11 to Participation Agreement by and among the ReliaStar Life
Insurance Company, Fidelity Variable Insurance Products Fund II and Fidelity
Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment
No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November
24, 2003.)
	(l)	Amendment No. 12 to Participation Agreement by and among ReliaStar Life Insurance
Company, Fidelity Variable Products Fund II and Fidelity Distributors Corporation.
(Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration
Statement on Form N-6, File No. 333-105319, as filed on April 15, 2004.)

	(m)	Service Agreement dated January 1, 1997, by and between ReliaStar Life Insurance
Company and Fidelity Investments Institutional Operations Company, Inc. (Incorporated
herein by reference to Post-Effective Amendment No. 3 to Registration Statement on
Form N-6, File No. 333-105319, as filed on November 24, 2003.)
	(n)	Amendment effective as of April 1, 1999, to Service Agreement by and between ReliaStar
Life Insurance Company and Fidelity Investments Institutional Operations Company, Inc.
(Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)
	(o)	Service Contract dated April 25, 1997, by and between Fidelity Distributors Corporation and Washington Square Securities, Inc. (Incorporated herein by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-
105319, as filed on November 24, 2003.)
	(p)	Amendment dated April 1, 1999, to Service Contract by and between Fidelity Distributors
Corporation and Washington Square Securities, Inc. (Incorporated herein by reference to
Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-
105319, as filed on November 24, 2003.)
	(q)	Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October
16, 2007, by and between Fidelity Distributors Corporation, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators
Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to
Registration Statement on Form N-6, File Number 333-47527, as filed on April 9, 2007.)
(6)	(a)	Participation Agreement dated as of May 1, 2002, by and between ReliaStar Life
Insurance Company, ING VP Bond Portfolio and ING Funds Distributor, Inc.
(Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form S-6, 333-47094, as filed on September 17, 2002.)
	(b)	Amendment effective as of July 15, 2003, to Participation Agreement by and among
ReliaStar Life Insurance Company, ING VP Bond Portfolio and ING Funds Distributor,
LLC. (Incorporated herein by reference to Post-Effective Amendment No. 4 to
Registration Statement on Form N-6, File No. 33-57244, as filed on February 9, 2004.)
(7)	(a)	Participation Agreement among the GCG Trust and ReliaStar Life Insurance Company and Directed Services, Inc. (Incorporated herein by reference to Pre-Effective Amendment
No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July
17, 2003.)
(8)	(a)	Participation Agreement dated as of December 6, 2001, by and among Portfolio Partners,
Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and
ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April
24, 2002.)
	(b)	Amendment dated as of March 26, 2002, to Participation Agreement by and among
Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna
Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity
Company effective May 1, 2002), Aetna Investment Services, LLC (to be renamed ING
Financial Adviser, LLC effective May 1, 2002) and ReliaStar Life Insurance Company.
(Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form S-6, 333-69431, as filed on April 24, 2002.)
	(c)	Amendment dated as of October 1, 2002, to Participation Agreement dated as of
December 6, 2001, among ING Partners, Inc., ING Life Insurance and Annuity Company,
ING Financial Advisers, LLC and ReliaStar Life Insurance and Annuity Company.
(Incorporated herein by reference to Post Effective Amendment No. 1 to Registration
Statement on Form N-4, 333-100207, for Separate Account N of ReliaStar Life Insurance
Company, as filed on October 24, 2002.)

	(d)	Amendment dated as of May 1, 2003, to Participation Agreement dated as of December 6,
2001, by and between ING Partners, Inc., ING Life Insurance and Annuity Company,
ING Financial Advisers, LLC and ReliaStar Life Insurance Company. (Incorporated
herein by reference to Post-Effective Amendment No. 3 to Registration Statement on
Form N-6, 333-92000, as filed on April 17, 2003.)
	(e)	Form of Amendment dated as of April 28, 2006, to Participation Agreement dated as of
December 6, 2001, by and between ING Partners, Inc., ING Life Insurance and Annuity
Company, ING Financial Advisers, LLC and ReliaStar Life Insurance Company.
(Incorporated herein by reference to Post-Effective Amendment No. 23 to Registration on
Form N-6, File No. 33-57244, as filed on April 14, 2006.)
	(f)	Service Agreement effective as of December 6, 2001, by and between ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-6,
333-92000, as filed on January 30, 2003.)
	(g)	Shareholder Servicing Agreement dated as of December 6, 2001, by and between
ReliaStar Life Insurance Company and Portfolio Partners, Inc. in respect of the Service
Class Shares of its Portfolios. (Incorporated herein by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)
	(h)	Amendment dated as of March 26, 2002, to the Shareholder Servicing Agreement by and
between ReliaStar Life Insurance Company and Portfolio Partners, Inc. (to be renamed
ING Partners, Inc. effective May 1, 2002) in respect of the Service Class Shares of its
Portfolio. (Incorporated herein by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-6, File No. 333-105319, as filed on November 24,
2003.)
	(i)	Amendment dated as of May 1, 2003, to Shareholder Servicing Agreement (Service
Shares) dated as of December 6, 2001, by and between ING Partners, Inc. and ReliaStar
Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment
No. 3 to Registration Statement on Form N-6, 333-92000, as filed on April 17, 2003.)
	(j)	Amendment dated as of April 28, 2006, to Shareholder Servicing Agreement (Adviser
Class Shares) dated as of December 6, 2001, by and between ING Partners, Inc. and
ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective
Amendment No. 24 to Registration Statement on Form N-6, 33-57244, as filed on April
11, 2007.)
	(k)	Amendment dated as of November 1, 2004, to Shareholder Servicing Agreement (Service
Class Shares) dated as of December 6, 2001, by and between ING Partners, Inc. and
ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective
Amendment No. 24 to Registration Statement on Form N-6, 33-57244, as filed on April
11, 2007.)
	(l)	Amendment dated as of April 28, 2006, to Shareholder Servicing Agreement (Service
Class Shares) dated as of December 6, 2001, by and between ING Partners, Inc. and
ReliaStar Life Insurance Company (Incorporated herein by reference to Post-Effective
Amendment No. 24 to Registration Statement on Form N-6, 33-57244, as filed on April
11, 2007.)
(9)	(a)	Participation Agreement dated as of May 1, 2001, between ReliaStar Life Insurance
Company, ING Variable Portfolios, Inc. and ING Funds Distributor, Inc. (Incorporated
herein by reference to Post-Effective Amendment No. 3 to Registration Statement on
Form S-6, 333-47094, as filed on September 17, 2002.)
	(b)	Amendment effective as of October 1, 2002, to Participation Agreement between
ReliaStar Life Insurance Company, ING Variable Portfolios Inc. and ING Funds
Distributor, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-6, 333-92000, as filed on January 30, 2003.)
	(c)	Amendment effective as of July 15, 2003, to Participation Agreement by and among
ReliaStar Life Insurance Company, ING Variable Portfolios, Inc. and ING Funds
Distributor, LLC. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 33-57244, as filed on February 9, 2004.)

(10)	(a)	Participation Agreement dated May 1, 2001, by and among ReliaStar Life Insurance
Company, Pilgrim Variable Products Trust and ING Pilgrim Securities, Inc. (Incorporated
herein by reference to Post-Effective Amendment No. 3 to Registration Statement on
Form N-6, File No. 333-105319, as filed on November 24, 2003.)
	(b)	Amendment dated as of August 30, 2002, to Participation Agreement by and among
ReliaStar Life Insurance Company, ING Variable Products Trust and ING Funds
Distributor, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 14 to
Registration Statement on Form N-6, File No. 33-69892, as filed on October 11, 2002.)
	(c)	Amendment to Participation Agreement by and among ReliaStar Life Insurance
Company, ING Variable Products Trust and ING Funds Distributor, LLC. (Incorporated
herein by reference to Post-Effective Amendment No. 4 to Registration Statement on
Form N-6, File No. 33-57244, as filed on February 9, 2004.)
	(d)	Form of Amendment to Participation Agreement by and among ReliaStar Life Insurance
Company, ING Variable Products Trust and ING Funds Distributor, Inc. (Incorporated
herein by reference to Post-Effective Amendment No. 22 to Registration Statement on
Form N-6, File No. 33-57244, as filed on November 28, 2005.)
	(e)	Administrative and Shareholder Services Agreement dated as of May 1, 2001, by and between ING Pilgrim Group, LLC and ReliaStar Life Insurance Company. (Incorporated
herein by reference to Post-Effective Amendment No. 3 to Registration Statement on
Form S-6, 333-69431, as filed on April 24, 2002.)
	(f)	Amendment to Administrative and Shareholder Service Agreement dated as of August 30,
2002, by and between ING Funds Services, LLC and ReliaStar Life Insurance Company.
(Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-6, 333-92000, as filed on January 30, 2003.)
(11)	(a)	Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October
16, 2007, by and between ING Funds Services, LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators
Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to
Registration Statement on Form N-6, File Number 333-47527, as filed on April 9, 2007.)
(12)	(a)	Participation Agreement dated as of August 8, 1997, by and between ReliaStar Life
Insurance Company and Janus Aspen Series. (Incorporated herein by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-
105319, as filed on November 24, 2003.)
	(b)	Letter Agreement dated August 8, 1997, by and between ReliaStar Life Insurance
Company and Janus Capital Corporation. (Incorporated herein by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-
105319, as filed on November 24, 2003.)
	(c)	Amendment, effective July 1, 2002, to Letter Agreement dated August 8, 1997 between
ReliaStar Life Insurance Company and Janus Capital Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6,
333-69431, as filed on April 24, 2002.)
(13)	(a)	Participation Agreement dated as of August 8, 1997, by and between ReliaStar Life
Insurance Company, Neuberger&Berman Advisers Management Trust and
Neuberger&Berman Management Incorporated. (Incorporated herein by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-
105319, as filed on November 24, 2003.)
	(b)	Amendment No. 1 dated as of February 1, 1999, to Participation Agreement by and
among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management
Trust, Advisers Managers Trust and Neuberger Berman Management Inc. (Incorporated
herein by reference to Post-Effective Amendment No. 3 to Registration Statement on
Form N-6, File No. 333-105319, as filed on November 24, 2003.)

	(c)	Addendum dated as of May 1, 2000, to Participation Agreement by and among ReliaStar
Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers
Managers Trust and Neuberger Berman Management Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6,
File No. 333-105319, as filed on November 24, 2003.)
	(d)	Amendment dated as of April 1, 2003, to Participation Agreement by and among
ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust and
Neuberger Berman Management Inc. (Incorporated herein by reference to Post-Effective
Amendment No. 17 to Registration Statement on Form N-6, File No. 33-57244, as filed on December 12, 2003.)
	(e)	Letter Agreement dated as of July 28, 1997, by and between ReliaStar Life Insurance
Company and Neuberger Berman Management Incorporated. (Incorporated herein by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6,
File No. 2-95392, as filed on August 4, 1997.)
	(f)	Amendment dated as of April 1, 2003, to the Administrative Services Agreement by and
between ReliaStar Life Insurance Company and Neuberger Berman Management Inc.
(Incorporated herein by reference to Post-Effective Amendment No. 17 to Registration
Statement on Form N-6, File No. 33-57244, as filed on December 12, 2003.)
	(g)	Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October
16, 2007, by and between Neuberger Berman Management Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators
Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to
Registration Statement on Form N-6, File Number 333-47527, as filed on April 9, 2007.)
(14)	(a)	Participation Agreement by and between ReliaStar Life Insurance Company, OCC
Accumulation Trust and OCC Distributors, dated August 8, 1997. (Incorporated herein by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6,
File No. 2-95392, as filed on August 4, 1997.)
	(b)	Letter Agreement dated August 8, 1997, by and between ReliaStar Life Insurance
Company and OpCap Advisors. (Incorporated herein by reference to Post-Effective
Amendment No. 21 to Registration Statement on Form S-6, File No. 2-95392, as filed on
August 4, 1997.)
(15)	(a)	Participation Agreement dated as of April 30, 2002, by and among Pioneer Variable
Contracts Trust, ReliaStar Life Insurance Company, Pioneer Investment Management,
Inc. and Pioneer Funds Distributor, Inc. (Incorporated herein by reference to Initial
Registration Statement on Form S-6, 333-92000, as filed on July 3, 2002.)
(16)	(a)	Participation Agreement dated as of January 14, 1994, by and among Northwestern
National Life Insurance Company (renamed ReliaStar Life Insurance Company), Putnam
Capital Manager Trust and Putnam Mutual Funds Corp. and Amendments Nos. 1-2.
(Incorporated herein by reference to Initial Registration Statement on Form S-6EL24, File
No. 333-18517, as filed on December 23, 1996.)
	(b)	Amendment No. 3 to Participation Agreement by and among Northwestern National Life
Insurance Company (renamed ReliaStar Life Insurance Company), Putnam Capital
Manager Trust and Putnam Mutual Funds Corp. (Incorporated herein by reference to
Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)
	(c)	Amendment No. 4 to Participation Agreement by and among ReliaStar Life Insurance
Company, Putnam Variable Trust and Putnam Mutual Funds Corp. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6,
File No. 333-105319, as filed on November 24, 2003.)
	(d)	Amendment No. 5 to Participation Agreement by and among ReliaStar Life Insurance
Company, Putnam Variable Trust and Putnam Retail Management, L.P. (Incorporated
herein by reference to Post-Effective Amendment No. 4 to Registration Statement on
Form N-6, File No. 333-105319, as filed on April 15, 2004.)

(i) Not Applicable.

(j)	Not Applicable

(k)	Opinion and Consent of Counsel.

(l)	Not Applicable.

(m)	Not Applicable.

(n)	Consent of Independent Registered Public Accounting Firm.

(o)	All financial statements are included in the Statement of Additional Information, as indicated therein.

(p)	Not Applicable.

(q)	Not Applicable.

(r)	Powers of Attorney.

Item 27	Directors and Officers of the Depositor

	Name and Principal Business Address	Positions and Offices with Depositor

	Donald W. Britton, 5780 Powers Ferry Road, NW,	President
Atlanta, GA 30327
	Thomas J. McInerney, 151 Farmington Avenue,	Director and Chairman
Hartford, CT 06156
	Catherine H. Smith, 151 Farmington Avenue, Hartford,	Director and Senior Vice President
CT 06156
	David A. Wheat, 5780 Powers Ferry Road, NW,	Director, Executive Vice President and Chief Financial
	Atlanta, GA 30327	Officer
	Bridget M. Healy, 230 Park Avenue, New York, NY	Director
10169
	Robert G. Leary, 230 Park Avenue, New York, NY	Director
10169
	Valerie G. Brown, 5780 Powers Ferry Road, NW,	Senior Vice President
Atlanta, GA 30327
	Boyd G. Combs, 5780 Powers Ferry Road, NW,	Senior Vice President, Tax
Atlanta, GA 30327
	Daniel P. Mulheran, Sr. 20 Washington Avenue South,	Senior Vice President
Minneapolis, MN 55401
	David S. Pendergrass, 5780 Powers Ferry Road, NW,	Senior Vice President and Treasurer
Atlanta, GA 30327
	Steven T. Pierson, 5780 Powers Ferry Road, NW,	Senior Vice President and Chief Accounting Officer
Atlanta, GA 30327
	Stephen J. Preston, 1475 Dunwoody Drive, West	Senior Vice President
Chester, PA 19380
	Carol S. Stern, 601 13th Street NW, Suite 550 N,	Vice President and Chief Compliance Officer
Washington DC 20005
	Craig A. Krogstad, 111 Washington Avenue S,	Vice President and Actuary
Minneapolis, MN 55401
	Kimberly M. Curley, 1290 Broadway, Denver, CO	Vice President and Illustration Actuary
80203
	Pamela S. Anson, 2001 21st Avenue NW, Minot, ND	Vice President
58703
	Chad M. Eslinger, 2001 21st Avenue NW, Minot, ND	Vice President
58703
	Deborah C. Hancock, 1290 Broadway, Denver, CO	Vice President
80203

Joy M. Benner, 20 Washington Avenue South,	Secretary
Minneapolis, MN 55401

Item 28	Persons Controlled by or Under Common Control with the Depositor or the Registrant

	ING GROEP
U.S. FINANCIAL SERVICES

	ING GROEP N.V. (The Netherlands)
	No FEIN-Non-Insurer

	ING VERZEKERINGEN N.V. (The Netherlands)
	No FEIN Non-Insurer

	ING INSURANCE INTERNATIONAL B.V. (The Netherlands)
	No FEIN Non-Insurer EIN# 98-0159264

ING AMERICA INSURANCE HOLDINGS, INC.

(Delaware) Non-Insurer 52-1222820

	ING North America Insurance Corporation
	Non-Insurer (Delaware) 52-1317217

	ING Payroll Management, Inc.
	Non-Insurer (Delaware) 52-2197204

	ING Risk Management (Bermuda) Limited Non-Insurer
	Non-US Taxpayer - No FEIN Assigned

	Lion II Custom Investments LLC (Delaware)
	Non-Insurer 52-1222820

	Lion Connecticut Holdings Inc.
	Non-Insurer (Connecticut) 02-0488491

	ING Brokers Network, LLC (Delaware)
	Non-Insurer 52-2215129

	ING Insurance Agency, Inc.
	Non-Insurer (California) 84-1490645

03/31/08	ING Insurance Agency, Inc. of Texas
	Non-Insurer 74-2946531

Page 1	Multi-Financial Group, LLC
	Non - Insurer (Georgia) 58-1827264

	Multi-Financial Securities Corporation
	Non-Insurer (Colorado) 84-0858799

	Multi-Financial Securities Corporation Insurance Agency of
	Nevada, Inc. Non-Insurer (California) 94-3145434

	MFSC Insurance Agency of Nevada,
	Inc. Non-Insurer (Nevada) 84-1482296

	IB Holdings LLC Non-Insurer
	(Virginia) 41-1983894

The New Providence Ins. Co. LTD
Insurer (Cayman Islands) 98-0161114

	ING Financial Partners, Inc.
	Non-Insurer (Minnesota) 41-0945505

	ING International Insurance Holdings, Inc.
	Non-Insurer (Connecticut) 06-1028458

	ALICA Holdings, Inc. Non-Insurer	2
	20-5299942 (Connecticut)

	ILICA Inc.	3
	06-1067464 Insurer (Connecticut)

	ING International Nominee Holdings, Inc.
	06-0952776 Non-Insurer (Connecticut)

	AII 1, LLC
	Non-Insurer (Connecticut) No tax id

	AII 2 LLC
	Non-Insurer (Connecticut) No tax id

	AII 3 LLC
	Non-Insurer (Connecticut) No tax id

	AII 4 LLC

	Non-Insurer (Connecticut) No tax id

ING Investment Management LLC (Delaware)
	Non-Insurer 58-2361003

ING Investment Management Co.
	Non-Insurer (Connecticut) 06-0888148

03/31/08	ING Investment Management
	(Bermuda) Holdings Limited Non-Insurer (Bermuda)

Page 2	ING Investment Trust Co.
	Non-Insurer (Connecticut) 06-1440627

	ING Investment Management Alternative Assets LLC
	Non Insurer (Delaware) 13-4038444

	ING Alternative Asset Management LLC
	Non-Insurer (Delaware) 13-3863170

	Armada Capital SA de CV
	Non-Insurer (Mexico)

	Armada Latin America Opportunity Fund GP, Ltd.
	Non-Insurer (Cayman Islands)

	Furman Selz Investments LLC
	Non-Insurer (Delaware) 13-3863171

	Furman Selz (SBIC) Investments LLC
	Non-Insurer (Delaware) 13-3863604

	Furman Selz Investment II LLC	4
	Non-Insurer (Delaware) 13-3929304

	ING Furman Selz Investments III LLC	5
	Non-Insurer (Delaware) 13-4127836

	Furman Selz Management (BVI) Limited
	Non-Insurer (British Virgin Islands)

	ING Equity Holdings Inc.
	Non-Insurer 13-3778184

	ING Ghent Asset Management LLC
	Non-Insurer (New York) 13-4003969

	ING Investment Management Services LLC
	Non-Insurer (New York) 13-3856628

	ING Multi-Strategies Management (LUX)
	S.A.
	Non-Insurer (Luxembourg)

	ING Pomona Holdings LLC
	Non-Insurer 13-4152011

	Pomona G. P. Holdings LLC
	Non-Insurer (Delaware) 13-4150600

	Pomona Management LLC
	Non-Insurer (Delaware) 13-4149700

03/31/08	ING Capital Corporation, LLC
	Non-Insurer (Delaware) 86-1020892

Page 3	ING Funds Services, LLC
	Non-Insurer (Delaware) 86-1020893

	ING Funds Distributor, LLC
	Non-Insurer (Delaware) 03-0485744

	ING Pilgrim Funding, Inc.
	Non-Insurer (Delaware) 06-1501895

	ING Investments, LLC
	Non-Insurer (Arizona) 03-0402099

ING Life Insurance and Annuity Company
Insurer (Connecticut) 71-0294708 NAIC 86509

	Directed Services LLC
	Non-Insurer (Delaware) 14-1984144

	ING Financial Advisers, LLC
	Non-Insurer (Delaware) 06-1375177

ING National Trust Non-Insurer (Minnesota)
	41-1966125

	ING Retail Holding Company, Inc.
	Non-Insurer (Connectiut) 06-1527984

	ING Insurance Services Holding Company,
Inc.

	Non-Insurer (Connecticut) 06-1475329

	ING Insurance Services, Inc.
	Non-Insurer (Connecticut) 06-1465377

	ING Insurance Services of Massachusetts, Inc.
	Non-Insurer (Massachusetts) 04-3370454

	FNI International, Inc.
	Non-Insurer (California) 33-0048439

	FN Insurance Services, Inc.
	Non-Insurer (California) 33-0232417

	FN Insurance Agency of New Jersey, Inc.
	Non-Insurer (New Jersey) 22-3693416

03/31/08	FN Insurance Services of Nevada, Inc.
	Non-Insurer (Nevada) 88-0319907

Page 4	FN Insurance Agency of Kansas, Inc.
	Non-Insurer (Kansas) 43-1878293

	Financial Network Investment Corporation
	Non-Insurer (California) 95-3845382

	Financial Network Investment Corporation
	of Puerto Rico (Puerto Rico) Non-Insurer 52-2173808

	ING Services Holding Company, Inc.
	Non-Insurer (Connecticut) 06-1527982

Systematized Benefits Administrators, Inc.
Non-Insurer (Connecticut) 06-0889923

	ING USA Annuity and Life Insurance Company
	Insurer (Iowa) NAIC #80942 41-0991508

	PrimeVest Financial Services, Inc.
	Non-Insurer (Minnesota) 41-1483314

	Bancnorth Investment Group, Inc.
	Non-Insurer (Minnesota)41-1735462

	Branson Insurance Agency, Inc.
	Non-Insurer (Massachusetts) 04-3116141

	Compulife, Inc. Non-Insurer
	(Virginia) 54-1252522

	Compulife Investor Services, Inc.
	Non-Insurer (Virginia) 54-1439322

	Guaranty Brokerage Services, Inc.
	Non-Insurer (California) 68-0165121

	PrimeVest Insurance Agency of Alabama, Inc.
	Non-Insurer (Alabama) 41-1786871

	Primevest Insurance Agency of Nevada, Inc.
	Non-Insurer (Nevada) 61-1426263

	PrimeVest Insurance Agency of New Mexico, Inc.
	Non-Insurer (New Mexico) 85-0422391

	PrimeVest Insurance Agency of Ohio, Inc.
	Non-Insurer (Ohio) 31-1388789

	PrimeVest Insurance Agency of Oklahoma, Inc.	1
	Non-Insurer (Oklahoma) 73-1455177

03/31/08	PrimeVest Insurance Agency of Texas, Inc.	1
	Non-Insurer (Texas) 74-2703790

Page 5	PrimeVest Insurance Agency of Wyoming, Inc.
	Non-Insurer (Wyoming) 41-1996927

	ReliaStar Life Insurance Company Insurer
	(Minnesota) 41-0451140 NAIC 67105

	ING Re (UK) Limited
	Insurer (United Kingdom)

	ReliaStar Life Insurance Company of New York
	Insurer (New York) 53-0242530 NAIC 61360

	Whisperingwind I, LLC
	Insurer (South Carolina) 14-1981620

	Whisperingwind II, LLC
	Insurer (South Carolina) 32-0185577

	Roaring River, LLC
	Insurer (Missouri) 26-3355951 NAIC 13583

	ING Institutional Plan Services, LLC

Non-Insurer (Delaware) 04-3516284)

ING Investment Advisors, LLC
Non-Insurer (New Jersey) 06-00083408

Australia Retirement Services holding, LLC
Non-Insurer (Delaware) 26-0037599

ING Wealth Solutions LLC
Non-Insurer (Delaware) 26-3757394

Security Life Assignment Corp.
Non-Insurer (Colorado) 84-1437826

Security Life of Denver Insurance Company (Colorado)
Insurer (Colorado) 84-0499703 NAIC #68713

ING America Equities, Inc.
Non-Insurer (Colorado) 84-1251388

Midwestern United Life Insurance Company
Insurer (Indiana) NAIC #66109 35-0838945

Whisperingwind III, LLC
Insurer (South Carolina) 35-2282787

Security Life of Denver International Limited
Insurer (Bermuda) 98-0138339

03/31/08	Lion Custom Investments LLC
Non-Insurer (Delaware) 98-0138339

Page 6	ING Financial Products Company, Inc.
Non-Insurer (Delaware) 26-1956344

1	Company owned by individual pursuant to state law, Shareholder agreement with parent company.

2	ALICA Holdings, Inc. is 80% owned by ING International Insurance Holdings, Inc. and 20% owned by ING Insurance International B.V.

3	ING International Insurance Holdings, Inc. owns 100% of the voting shares of ILICA Inc. and ALICA Holdings, Inc. owns 100% of the non-voting shares of ILICA, Inc.

4	Furman Selz Investments II LLC owned 94% by ING Investment Management Alternative Assets LLC

5	ING Furman Selz Investments III LLC owned 84.5% by ING Investment Management Alternative Assets LLC

Item 29	Indemnification

Under its Bylaws, Section 5.01, ReliaStar Life Insurance Company ("ReliaStar Life") indemnifies, to the full extent permitted by the laws of the State of Minnesota, each person (and the heirs, executors and administrators of such person) who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer or employee of ReliaStar Life, or is or was serving at the request of ReliaStar Life as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of ReliaStar Life pursuant to such provisions of the bylaws or statutes or otherwise, ReliaStar Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ReliaStar Life of expenses incurred or paid by a director or officer or controlling person of ReliaStar Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of ReliaStar Life in connection with the securities being registered, ReliaStar Life may, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit the question of whether or not such indemnification by it is against public policy as expressed in the Act to a committee comprised of directors who are not parties to the proceeding before referring it to a court of appropriate jurisdiction and will be governed by the final adjudication of such issue. If ReliaStar Life indemnifies or advances expenses in connection with a claim, the Laws of the State of Minnesota require ReliaStar Life to disclose, in writing to its shareholders, the amount of the indemnification or advance and to whom and on whose behalf it was paid.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Minnesota, ING America Insurance Holdings, Inc. maintains a Professional Liability and fidelity bond insurance policy issued by an international insurer. The policy covers ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include the principal underwriter, as well as, the depositor. Additionally, the parent company of ING America Insurance Holdings, Inc., ING Groep N.V., maintains excess umbrella coverage with limits in excess of €125,000,000. The policies provide for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Additionally, Section XVIII of the ReliaStar Life Insurance Company Distribution Agreement with ING America Equities, Inc. (INGAE) generally provides that each party will indemnify and hold harmless the officers, directors and employees of the other party (and the variable account with respect to indemnity by INGAE) against any expenses (including legal expenses), losses, claims, damages, or liabilities arising out of or based on certain claims or circumstances in connection with the offer or sale of the policies. Under this agreement neither party is entitled to indemnity if the expenses (including legal expenses), losses, claims, damages, or liabilities resulted from their own willful misfeasance, bad faith, negligence, misconduct or wrongful act.

Item 30	Principal Underwriters

(a)	Other Activity. ING America Equities, Inc., the principal underwriter for the policies, is also the principal underwriter for policies issued by ReliaStar Life Insurance Company of New York and ReliaStar Life
Insurance Company.

(b)	Management of ING America Equities, Inc.

	Name and Principal Business Address	Positions and Offices with Underwriter

	Margaret B. Wall, 20 Washington Avenue South,	Director, President and Chief Executive Officer
Minneapolis MN 55401
	Laurie J. Rasanen, 2001 21st Avenue NW, Minot, ND	Director, Vice President and Chief Operating Officer
58703
	Daniel P. Mulheran, Sr., 20 Washington Avenue South,	Director
Minneapolis, MN 55401
	Cynthia A, Grimm, 100 Deerfield lane, Suite 300,	Chief Financial Officer/Financial and Operations
	Malvern, PA 19355	Principal
	Beth G. Shanker, 1290 Broadway, Denver, CO 80203	Chief Compliance Officer
	David S. Pendergrass, 5780 Powers Ferry Road, NW,	Vice President and Treasurer
Atlanta, GA 30327
	Pamela S. Anson, 2001 21st Avenue NW, Minot, ND	Vice President
58703
	Spencer T. Shell, 5780 Powers Ferry Road, NW,	Vice President and Assistant Treasurer
Atlanta, GA 30327
	Deborah C. Hancock, 1290 Broadway, Denver, CO	Assistant Vice President
80203
	Glenn A. Black, 5780 Powers Ferry Road, NW, Atlanta,	Tax Officer
GA 30327
	Terry L. Owens, 5780 Powers Ferry Road, NW, Atlanta,	Tax Officer
GA 30327
	James H. Taylor, 5780 Powers Ferry Road, NW,	Tax Officer
Atlanta, GA 30327
	Joy M. Benner, 20 Washington Avenue South,	Secretary
Minneapolis, MN 55401
	Tina M. Nelson, 20 Washington Avenue South,	Assistant Secretary
Minneapolis, MN 55401
	Melissa A. O’Donnell, 20 Washington Avenue South,	Assistant Secretary
Minneapolis, MN 55401

Randall K. Price, 20 Washington Avenue South,		Assistant Secretary
Minneapolis, MN 55401
Susan M. Vega, 20 Washington Avenue South,		Assistant Secretary
Minneapolis, MN 55401

(c) Compensation From the Registrant.

(1)	(2)	(3)	(4)	(5)
	2008 Net	Compensation on
	Underwriting	Events Occasioning
Name of Principal	Discounts and	the Deduction of a	Brokerage
Underwriter	Commissions	Deferred Sales Load	Commissions	Other Compensation*

ING America
Equities, Inc.				$20,370,710.00
*		Compensation shown in column 5 includes: marketing allowances.

Item 31	Location of Accounts and Records

Accounts and records are maintained by ReliaStar Life Insurance Company at 20 Washington Ave South,
Minneapolis, MN 55401 and by ING Americas Finance Shared Services, an affiliate, at 5780 Powers Ferry Road,
NW, Atlanta, GA 30327.

Item 32	Management Services

None.

Item 33	Fee Representations

ReliaStar Life Insurance Company represents that the fees and charges deducted under the variable life insurance policy described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company under the policies. ReliaStar Life Insurance Company bases this representation on its assessment of such factors such as the nature and extent of the such services, expenses and risks, the need for the ReliaStar Life Insurance Company to earn a profit and the range of such fees and charges within the insurance industry.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Select*Life Variable Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 26 to this Registration Statement on Form N-6 (File No. 033-57244) to be signed on its behalf by the undersigned, duly authorized, in the City of Windsor, and State of Connecticut on the 7th day of April, 2009.

SELECT*LIFE VARIABLE ACCOUNT
(Registrant)

By: RELIASTAR LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Donald W. Britton*
Donald W. Britton
President
(principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 26 has been signed below by the following persons in the capacities indicated and on the date indicated.

Signature	Title	Date

/s/ Donald W. Britton*	President

Donald W. Britton	(principal executive officer)

/s/ Bridget M. Healy*	Director

Bridget M. Healy

/s/ Robert G. Leary*	Director

Robert G. Leary
April
/s/ Thomas J. McInerney*	Director and Chairman	7, 2009

Thomas J. McInerney

/s/ Catherine H. Smith*	Director and Senior Vice President

Catherine H. Smith

/s/ David A. Wheat*	Director, Executive Vice President and Chief Financial

David A. Wheat	Officer (principal financial officer)

/s/ Steven T. Pierson*	Senior Vice President and Chief Accounting Officer

Steven T. Pierson	(principal accounting officer)

By: /s/ J. Neil McMurdie
J. Neil McMurdie
*Attorney-in-Fact

SELECT*LIFE VARIABLE ACCOUNT
EXHIBIT INDEX

Exhibit No.	Exhibit

26(h)(4)(a)	Participation Agreement dated April 25, 2008, by and among BlackRock Variable Series Funds,
Inc., BlackRock Distributors, Inc., ING USA Annuity and Life Insurance Company and ReliaStar
Life Insurance Company of New York.

26(h)(4)(b)	Form of Amendment to Participation Agreement dated April 25, 2008, by and among BlackRock
Variable Series Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity and Life Insurance
Company and ReliaStar Life Insurance Company of New York.

26(h)(4)(c)	Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors,
LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance
Company of New York.

26(h)(4)(d)	Form of Amendment to Administrative Services Agreement dated April 25, 2008, by and among
BlackRock Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar
Life Insurance Company of New York.

26(k)	Opinion and Consent of Counsel

26(n)	Consent of Independent Registered Public Accounting Firm

26(r)	Powers of Attorney